UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end:

August 31

Date of reporting period:

February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Morgan Stanley

Pathway Funds

Semi-Annual Report

»	February 28, 2022

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Morgan Stanley Pathway Fund

DEAR SHAREHOLDER,

The Large Cap Equity Fund declined 5.49% during the six-month period ending February 28, 2022. This compares to the Russell 1000® Index i which declined 3.88% and the Lipper Large-Cap Core Funds Average xii investment category which declined 3.96% during the same period. Both sector positioning and stock selection detracted from relative to the benchmark. Top contributors included Consumer Discretionary, Industrials, Real Estate while the top detractors included Information Technology, Energy and Communication Services.

The Small-Mid Cap Equity Fund declined 6.45% during the six-month period ending February 28, 2022. This compares to the Russell 2500® Index ii which declined 6.77% and the Lipper Small-Cap Core Funds Average xiii investment category which declined 2.35% during the same period. Sector positioning detracted while stock selection added to performance relative to the benchmark. The top contributors were Health Care, Industrials, and Consumer Discretionary while the top detractors included Energy, Materials and Financials.

The International Equity Fund declined 7.52% during the six-month period ending February 28, 2022. This compares to the MSCI EAFE® Index (Net) iii which declined 6.78% and the Lipper International Large-Cap Core Funds Average xiv investment category which declined 6.65% during the same period. Sector positioning detracted while stock selection added to performance relative to the benchmark. Top contributors included Energy, Information Technology, and Consumer Discretionary while the top detractors included Materials, Industrials and Financials.

The Emerging Markets Equity Fund declined 13.30% during the six-month period ending February 28, 2022. This compares to the MSCI Emerging Markets Index (Net) iv which declined 9.81% and the Lipper Emerging Markets Funds Average xv investment category which declined 13.04% during the same period. Sector positioning added while stock selection detracted from performance relative to the benchmark. Top contributors included Consumer Discretionary, Energy, and Health Care while the top detractors included Financials, Information Technology and Communication Services.

The Core Fixed Income Fund declined 4.77% during the six-month period ending February 28, 2022. This compares to the Bloomberg U.S. Aggregate BondTM Index vi which declined 4.07% and the Lipper Core Bond Funds Average xvii investment category which declined 4.27% during the same period.

The High Yield Fund declined 2.78% during the six-month period ending February 28, 2022. This compares to the Bloomberg U.S. Corporate High Yield Bond Index viii which declined 3.06% and the Lipper High Yield Funds Average xix investment category which declined 2.74% during the same period.

The International Fixed Income Fund declined 4.47% during the six-month period ending February 28, 2022. This compares to the FTSE Non-USD World Government Bond Index (USD) Hedged x which declined 3.88% and the Lipper International Income Funds Average xxi investment category which declined 5.76% during the same period.

The Municipal Bond Fund declined 3.12% during the six-month period ending February 28, 2022. This compares to the Bloomberg U.S. Municipal Bond Index vii which declined 3.09% and the Lipper General & Insured Municipal Debt Funds Average xviii investment category which declined 3.40% during the same period.

The Inflation-Linked Fixed Income Fund declined 0.47% during the six-month period ending February 28, 2022. This compares to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index ix which gained 0.43% and the Lipper Inflation Protected Bond Funds Average xx investment category which gained 0.38% during the same period.

The Ultra-Short Term Fixed Income Fund declined 0.42% during the six-month period ending February 28, 2022. This compares to the FTSE 3-Month U.S. Treasury Bill Index v which gained 0.03% and the Lipper Ultra-Short Obligations Funds Average xvi investment category which declined 0.51% during the same period.

I

The Alternative Strategies Fund declined 1.24% during the six-month period ending February 28, 2022. This compares to the HFRX Global Hedge Fund Indexxi which declined 2.13% and the Lipper Alternative Multi-Strategy Funds Average xxii investment category which declined 2.03% during the same period.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the Morgan Stanley Pathway Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

iv.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

v.

The FTSE 3-Month U.S. Treasury Bill Index – Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

vi.

The Bloomberg U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

vii.

The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

viii.

The Bloomberg U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

ix.

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

x.

The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

xi.

The HFRX Global Hedge Fund Index — is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

xii.

The Lipper Large-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite® 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xiii.

The Lipper Small-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite® 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xiv.

The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index (Net). The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xv.

The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xvi.

The Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra-short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

xvii.

The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

III

xix.

The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xx.

Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

xxi.

The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xxii.

The Lipper Alternative Multi-Strategy Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds who by their prospectus language seek total return through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments, and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Morgan Staley Pathway Funds For the Six Months Ended February 28, 2022†* (unaudited)

Large Cap Equity Fund	-5.49%
Russell 1000® Index (1)	-3.88

Small-Mid Cap Equity Fund	-6.45
Russell 2500® Index (2)	-6.77

International Equity Fund	-7.52
MSCI EAFE® Index (Net) (3)	-6.78

Emerging Markets Equity Fund	-13.30
MSCI Emerging Markets Index (Net) (4)	-9.81

Core Fixed Income Fund	-4.77
Bloomberg U.S. Aggregate BondTM Index (5)	-4.07

High Yield Fund	-2.78
Bloomberg U.S. Corporate High Yield Bond Index (6)	-3.06

International Fixed Income Fund	-4.47
FTSE Non-USD World Government Bond Index (USD) Hedged (7)	-3.88

Municipal Bond Fund	-3.12
Bloomberg U.S. Municipal Bond Index (8)	-3.09

Inflation-Linked Fixed Income Fund	-0.47
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	0.43

Ultra-Short Term Fixed Income Fund	-0.42
FTSE 3-Month U.S. Treasury Bill Index (10)	0.03

Alternative Strategies Fund	-1.24
HFRX Global Hedge Fund Index (11)	-2.13

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/wealth-investmentsolutions/cgcm/.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE® ) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Emirates. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7.	The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index

VII

(WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-USD WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar- denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

10.	The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three- month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

11.	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2021 and held for the six months ended February 28, 2022.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expense Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(3)
Large Cap Equity Fund	-5.49%	$1,000.00	$945.10	0.47%	$2.27
Small-Mid Cap Equity Fund	-6.45%	1,000.00	935.50	0.59%	2.83
International Equity Fund	-7.52%	1,000.00	924.80	0.66%	3.15
Emerging Markets Equity Fund	-13.30%	1,000.00	867.00	0.78%	3.61
Core Fixed Income Fund	-4.77%	1,000.00	952.30	0.52%	2.52
High Yield Fund	-2.78%	1,000.00	972.20	0.80%	3.91
International Fixed Income Fund	-4.47%	1,000.00	955.30	0.82%	3.98
Municipal Bond Fund	-3.12%	1,000.00	968.80	0.67%	3.27
Inflation-Linked Fixed Income Fund	-0.47%	1,000.00	995.30	1.16%	5.74
Ultra-Short Term Fixed Income Fund	-0.42%	1,000.00	995.80	0.57%	2.82
Alternative Strategies Fund	-1.24%	1,000.00	987.60	0.43%	2.12

(1)	For the six months ended February 28, 2022.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year/period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(2)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.87	0.59%	2.96
International Equity Fund	5.00%	1,000.00	1,021.52	0.66%	3.31
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.93	0.78%	3.91
Core Fixed Income Fund	5.00%	1,000.00	1,022.22	0.52%	2.61
High Yield Fund	5.00%	1,000.00	1,020.83	0.80%	4.01
International Fixed Income Fund	5.00%	1,000.00	1,020.73	0.82%	4.11
Municipal Bond Fund	5.00%	1,000.00	1,021.47	0.67%	3.36
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,019.04	1.16%	5.81
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,021.97	0.57%	2.86
Alternative Strategies Fund	5.00%	1,000.00	1,022.66	0.43%	2.16

(1)	For the six months ended February 28, 2022.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2022 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.7%

COMMUNICATION SERVICES — 7.9%

Diversified Telecommunication Services — 1.0%
177,701	AT&T Inc.	$4,209,737
188,967	Liberty Global PLC, Class C Shares*	4,888,576
24,252	Lumen Technologies Inc.(a)	251,251
173,890	Verizon Communications Inc.	9,332,676

	Total Diversified Telecommunication Services	18,682,240

Entertainment — 1.7%
19,303	Activision Blizzard Inc.	1,573,194
24,532	Electronic Arts Inc.	3,191,368
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	41,334
4,958	Liberty Media Corp-Liberty Formula One, Class C Shares*	301,099
3,295	Live Nation Entertainment Inc.*	398,102
429	Madison Square Garden Sports Corp., Class A Shares*	74,217
22,644	Netflix Inc.*	8,933,511
2,011	Playtika Holding Corp.*	41,427
2,905	Roku Inc., Class A Shares*	405,335
16,570	Sea Ltd., ADR*	2,412,592
7,758	Skillz Inc., Class A Shares*(a)	24,127
3,346	Spotify Technology SA*	522,612
2,773	Take-Two Interactive Software Inc.*	449,226
94,675	Walt Disney Co. (The)*	14,055,450
1,290	World Wrestling Entertainment Inc., Class A Shares(a)	76,445
24,273	Zynga Inc., Class A Shares*	220,399

	Total Entertainment	32,720,438

Interactive Media & Services — 4.3%
13,127	Alphabet Inc., Class A Shares*	35,457,865
6,981	Alphabet Inc., Class C Shares*	18,833,481
1,967	IAC/InterActiveCorp*	225,733
66,808	Match Group Inc.*	7,448,424
101,090	Meta Platforms Inc., Class A Shares*	21,333,023
13,295	Pinterest Inc., Class A Shares*	355,641
2,723	TripAdvisor Inc.*	69,273
19,263	Twitter Inc.*	684,800
3,250	Vimeo Inc.*	42,217

	Total Interactive Media & Services	84,450,457

Media — 0.8%
5,645	Altice USA Inc., Class A Shares*	65,256
138	Cable One Inc.	197,733
3,122	Charter Communications Inc., Class A Shares*	1,878,757
186,573	Comcast Corp., Class A Shares	8,724,153
4,435	Discovery Inc., Class A Shares*(a)	124,402
7,610	Discovery Inc., Class C Shares*(a)	212,852
6,529	DISH Network Corp., Class A Shares*	208,667
7,930	Fox Corp., Class A Shares	331,712
3,779	Fox Corp., Class B Shares	144,585
9,666	Interpublic Group of Cos., Inc. (The)	355,709
713	Liberty Broadband Corp., Class A Shares*	103,250
3,540	Liberty Broadband Corp., Class C Shares*	519,318
2,302	Liberty Media Corp-Liberty SiriusXM, Class A Shares	115,929
3,632	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	182,762
10,507	Loyalty Ventures Inc.*	252,168
4,194	New York Times Co. (The), Class A Shares	184,494

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 7.9% — (continued)

Media — 0.8% — (continued)
10,183	News Corp., Class A Shares	$227,285
3,724	News Corp., Class B Shares	83,529
1,006	Nexstar Media Group Inc., Class A Shares	186,160
5,225	Omnicom Group Inc.	438,325
181	Paramount Global, Class A Shares	6,163
14,111	Paramount Global, Class B Shares(a)	431,938
23,578	Sirius XM Holdings Inc.(a)	145,240

	Total Media	15,120,387

Wireless Telecommunication Services — 0.1%
14,693	T-Mobile US Inc.*	1,810,325

	TOTAL COMMUNICATION SERVICES	152,783,847

CONSUMER DISCRETIONARY — 12.4%

Auto Components — 0.3%
39,898	Adient PLC*	1,785,435
30,718	Aptiv PLC*	3,976,138
6,062	BorgWarner Inc.	248,603
6,204	Gentex Corp.	187,795
1,503	Lear Corp.	236,482
6,198	QuantumScape Corp., Class A Shares*(a)	100,036

	Total Auto Components	6,534,489

Automobiles — 1.1%
97,388	Ford Motor Co.	1,710,133
34,280	General Motors Co.*	1,601,562
3,718	Harley-Davidson Inc.(a)	153,553
3,392	Rivian Automotive Inc., Class A Shares*(a)	229,164
20,120	Tesla Inc.*	17,513,052
1,411	Thor Industries Inc.(a)	127,695

	Total Automobiles	21,335,159

Distributors — 0.5%
3,488	Genuine Parts Co.	426,094
186,712	LKQ Corp.	8,766,128
996	Pool Corp.	456,746

	Total Distributors	9,648,968

Diversified Consumer Services — 0.0%
1,593	Bright Horizons Family Solutions Inc.*	208,110
3,971	Chegg Inc.*(a)	124,173
2,576	Frontdoor Inc.*	77,409
1,049	Grand Canyon Education Inc.*	91,085
4,105	H&R Block Inc.	101,845
1,825	Mister Car Wash Inc.*(a)	29,236
4,171	Service Corp. International	253,805
3,154	Terminix Global Holdings Inc.*	134,234

	Total Diversified Consumer Services	1,019,897

Hotels, Restaurants & Leisure — 1.5%
5,817	Aramark	214,996
4,997	Booking Holdings Inc.*	10,854,733
2,199	Boyd Gaming Corp.*	155,997
4,929	Caesars Entertainment Inc.*	414,973
20,794	Carnival Corp.*	422,742
707	Chipotle Mexican Grill Inc., Class A Shares*	1,077,008

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 12.4% — (continued)

Hotels, Restaurants & Leisure — 1.5% — (continued)
780	Choice Hotels International Inc.	$112,593
967	Churchill Downs Inc.	232,921
3,122	Darden Restaurants Inc.	453,377
900	Domino’s Pizza Inc.	388,989
7,921	DraftKings Inc., Class A Shares*	187,569
3,669	Expedia Group Inc.*	719,528
6,718	Hilton Worldwide Holdings Inc.*	1,000,041
1,062	Hyatt Hotels Corp., Class A Shares*	103,131
8,256	Las Vegas Sands Corp.*	353,852
6,762	Marriott International Inc., Class A Shares*	1,150,487
1,109	Marriott Vacations Worldwide Corp.	178,183
18,579	McDonald’s Corp.	4,547,582
9,694	MGM Resorts International	429,347
9,800	Norwegian Cruise Line Holdings Ltd.*(a)	191,002
4,170	Penn National Gaming Inc.*	214,130
1,865	Planet Fitness Inc., Class A Shares*	157,835
5,344	Royal Caribbean Cruises Ltd.*	431,368
2,251	Six Flags Entertainment Corp.*	98,279
29,313	Starbucks Corp.	2,690,640
2,115	Travel + Leisure Co.	118,546
993	Vail Resorts Inc.	258,726
3,860	Wendy’s Co. (The)	87,776
2,249	Wyndham Hotels & Resorts Inc.	194,336
2,740	Wynn Resorts Ltd.*	237,065
10,746	Yum China Holdings Inc.	559,007
7,203	Yum! Brands Inc.	882,944

	Total Hotels, Restaurants & Leisure	29,119,703

Household Durables — 0.5%
8,238	DR Horton Inc.	703,525
3,624	Garmin Ltd.	400,235
3,196	Leggett & Platt Inc.	118,508
6,773	Lennar Corp., Class A Shares	608,757
460	Lennar Corp., Class B Shares	34,730
1,267	Mohawk Industries Inc.*	178,368
9,907	Newell Brands Inc.	235,291
78	NVR Inc.*	386,758
6,379	PulteGroup Inc.	316,781
4,371	Tempur Sealy International Inc.	144,287
2,773	Toll Brothers Inc.	150,463
855	TopBuild Corp.*	183,552
27,096	Whirlpool Corp.	5,453,612

	Total Household Durables	8,914,867

Internet & Direct Marketing Retail — 3.8%
16,960	Alibaba Group Holding Ltd., ADR*	1,784,022
19,541	Amazon.com Inc.*	60,015,492
48,617	Chewy Inc., Class A Shares*(a)	2,291,805
3,641	DoorDash Inc., Class A Shares*	382,123
122,290	eBay Inc.	6,675,811
3,150	Etsy Inc.*	487,904
183,921	Qurate Retail Inc., Class A Shares	1,013,405
1,839	Wayfair Inc., Class A Shares*(a)	259,060

	Total Internet & Direct Marketing Retail	72,909,622

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 12.4% — (continued)

Leisure Products — 0.1%
2,010	Brunswick Corp.	$191,995
3,199	Hasbro Inc.	310,463
1,316	Hayward Holdings Inc.*(a)	23,543
9,066	Mattel Inc.*	226,469
6,621	Peloton Interactive Inc., Class A Shares*	192,407
1,420	Polaris Inc.(a)	172,544
2,270	YETI Holdings Inc.*	139,741

	Total Leisure Products	1,257,162

Multiline Retail — 1.2%
23,933	Dollar General Corp.	4,746,871
112,811	Dollar Tree Inc.*	16,028,187
3,812	Kohl’s Corp.	212,023
3,084	Nordstrom Inc.*(a)	63,962
1,929	Ollie’s Bargain Outlet Holdings Inc.*	83,294
12,132	Target Corp.	2,423,610

	Total Multiline Retail	23,557,947

Specialty Retail — 2.4%
16,930	Advance Auto Parts Inc.	3,461,846
983	AutoNation Inc.*	112,711
515	AutoZone Inc.*	959,646
5,887	Bath & Body Works Inc.	314,189
5,936	Best Buy Co., Inc.	573,655
1,598	Burlington Stores Inc.*	360,972
4,166	CarMax Inc.*	455,469
1,857	Carvana Co., Class A Shares*	279,423
1,527	Dick’s Sporting Goods Inc.(a)	160,335
1,399	Five Below Inc.*	228,890
2,531	Floor & Decor Holdings Inc., Class A Shares*	242,014
2,365	Foot Locker Inc.	74,781
1,711	GameStop Corp., Class A Shares*(a)	211,035
4,190	Gap Inc. (The)(a)	60,964
28,045	Home Depot Inc. (The)	8,857,452
3,962	Leslie’s Inc.*(a)	84,430
11,259	Lithia Motors Inc., Class A Shares(a)	3,837,292
42,776	Lowe’s Cos., Inc.	9,456,063
1,641	O’Reilly Automotive Inc.*	1,065,403
869	Penske Automotive Group Inc.	85,414
1,115	Petco Health & Wellness Co., Inc., Class A Shares*	19,535
439	RH*	176,421
8,614	Ross Stores Inc.	787,233
85,197	TJX Cos., Inc. (The)	5,631,522
19,496	Tractor Supply Co.	3,973,090
8,337	Ulta Beauty Inc.*	3,122,207
1,614	Victoria’s Secret & Co.*	86,559
3,509	Vroom Inc.*	21,335
65,128	Warby Parker Inc., Class A Shares*(a)	1,949,281
1,871	Williams-Sonoma Inc.	271,033

	Total Specialty Retail	46,920,200

Textiles, Apparel & Luxury Goods — 1.0%
3,801	Capri Holdings Ltd.*	257,480
977	Carter’s Inc.	94,456
874	Columbia Sportswear Co.	81,037

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 12.4% — (continued)

Textiles, Apparel & Luxury Goods — 1.0% — (continued)
697	Deckers Outdoor Corp.*	$201,182
164,666	Hanesbrands Inc.	2,544,090
2,886	lululemon athletica Inc.*	923,347
107,018	NIKE Inc., Class B Shares	14,613,308
1,682	PVH Corp.	164,651
1,066	Ralph Lauren Corp., Class A Shares	140,755
3,281	Skechers USA Inc., Class A Shares*	150,860
7,044	Tapestry Inc.	288,100
4,131	Under Armour Inc., Class A Shares*	73,904
5,721	Under Armour Inc., Class C Shares*	89,419
8,179	V.F. Corp.	474,545

	Total Textiles, Apparel & Luxury Goods	20,097,134

	TOTAL CONSUMER DISCRETIONARY	241,315,148

CONSUMER STAPLES — 5.1%

Beverages — 0.9%
205	Boston Beer Co., Inc. (The), Class A Shares*	78,609
1,332	Brown-Forman Corp., Class A Shares	81,305
4,577	Brown-Forman Corp., Class B Shares	298,558
96,588	Coca-Cola Co. (The)	6,011,637
3,833	Constellation Brands Inc., Class A Shares	826,471
17,722	Keurig Dr Pepper Inc.	685,310
4,432	Molson Coors Beverage Co., Class B Shares	231,262
49,549	Monster Beverage Corp.*	4,181,936
34,371	PepsiCo Inc.	5,627,907

	Total Beverages	18,022,995

Food & Staples Retailing — 1.8%
4,214	Albertsons Cos., Inc., Class A Shares	122,838
930	Casey’s General Stores Inc.	174,914
21,967	Costco Wholesale Corp.	11,406,365
1,887	Grocery Outlet Holding Corp.*(a)	52,478
18,482	Kroger Co. (The)	864,958
192,713	Sysco Corp.	16,785,302
5,836	US Foods Holding Corp.*	228,129
17,688	Walgreens Boots Alliance Inc.	815,240
35,687	Walmart Inc.	4,823,455

	Total Food & Staples Retailing	35,273,679

Food Products — 1.0%
75,042	Archer-Daniels-Midland Co.	5,887,045
1,385	Beyond Meat Inc.*(a)	64,790
3,471	Bunge Ltd.	362,893
5,093	Campbell Soup Co.	229,032
133,650	Conagra Brands Inc.	4,673,740
4,107	Darling Ingredients Inc.*	297,675
4,999	Flowers Foods Inc.	137,023
1,114	Freshpet Inc.*	106,086
15,122	General Mills Inc.	1,019,676
2,542	Hain Celestial Group Inc. (The)*	92,427
3,648	Hershey Co. (The)	737,844
7,020	Hormel Foods Corp.	334,433
1,567	Ingredion Inc.	139,056
2,689	J.M. Smucker Co. (The)	362,343
6,130	Kellogg Co.	391,952

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 5.1% — (continued)

Food Products — 1.0% — (continued)
17,630	Kraft Heinz Co. (The)	$691,449
3,817	Lamb Weston Holdings Inc.	253,563
6,245	McCormick & Co., Inc.	594,337
34,687	Mondelez International Inc., Class A Shares	2,271,305
1,597	Pilgrim’s Pride Corp.*	37,657
1,321	Post Holdings Inc.*	138,890
8	Seaboard Corp.	30,876
7,289	Tyson Foods Inc., Class A Shares	675,399

	Total Food Products	19,529,491

Household Products — 0.7%
6,137	Church & Dwight Co., Inc.	600,505
3,125	Clorox Co. (The)	455,594
20,903	Colgate-Palmolive Co.	1,608,486
8,341	Kimberly-Clark Corp.	1,085,581
59,871	Procter & Gamble Co. (The)	9,333,290
1,441	Reynolds Consumer Products Inc.	42,899
1,164	Spectrum Brands Holdings Inc.	107,996

	Total Household Products	13,234,351

Personal Products — 0.4%
8,462	Coty Inc., Class A Shares*	77,597
21,639	Estee Lauder Cos., Inc. (The), Class A Shares	6,412,285
2,299	Herbalife Nutrition Ltd.*	81,798
1,919	Olaplex Holdings Inc.*	32,201

	Total Personal Products	6,603,881

Tobacco — 0.3%
46,105	Altria Group Inc.	2,364,725
38,737	Philip Morris International Inc.	3,915,149

	Total Tobacco	6,279,874

	TOTAL CONSUMER STAPLES	98,944,271

ENERGY — 2.4%

Energy Equipment & Services — 0.1%
17,803	Baker Hughes Co., Class A Shares	523,052
22,254	Halliburton Co.	746,177
9,006	NOV Inc.	154,453
34,604	Schlumberger NV	1,357,861

	Total Energy Equipment & Services	2,781,543

Oil, Gas & Consumable Fuels — 2.3%
8,284	Antero Midstream Corp.	83,171
9,369	APA Corp.	333,817
5,835	Cheniere Energy Inc.	775,472
48,128	Chevron Corp.	6,930,432
86,851	ConocoPhillips	8,238,686
1,596	Continental Resources Inc.(a)	88,466
19,379	Coterra Energy Inc.	452,112
16,785	Devon Energy Corp.	999,547
4,590	Diamondback Energy Inc.	633,879
2,530	DT Midstream Inc.	134,343
14,428	EOG Resources Inc.	1,658,066
7,773	EQT Corp.	179,867
105,353	Exxon Mobil Corp.	8,261,782
6,966	Hess Corp.	703,984
3,742	HollyFrontier Corp.*	113,944
48,912	Kinder Morgan Inc.	851,069

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 2.4% — (continued)

Oil, Gas & Consumable Fuels — 2.3% — (continued)
19,609	Marathon Oil Corp.	$442,379
15,154	Marathon Petroleum Corp.	1,180,042
807	New Fortress Energy Inc., Class A Shares	22,265
21,005	Occidental Petroleum Corp.	918,549
11,240	ONEOK Inc.	733,972
10,853	Phillips 66	914,257
5,314	Pioneer Natural Resources Co.	1,273,234
173,430	Suncor Energy Inc.	5,294,818
5,632	Targa Resources Corp.	368,164
132	Texas Pacific Land Corp.	156,912
10,148	Valero Energy Corp.	847,460
30,430	Williams Cos., Inc. (The)	951,850

	Total Oil, Gas & Consumable Fuels	43,542,539

	TOTAL ENERGY	46,324,082

FINANCIALS — 10.0%

Banks — 2.6%
179,168	Bank of America Corp.	7,919,226
1,182	Bank of Hawaii Corp.	101,865
3,100	Bank OZK	145,762
900	BOK Financial Corp.	92,430
49,356	Citigroup Inc.	2,923,356
10,781	Citizens Financial Group Inc.	565,140
3,333	Comerica Inc.	318,268
2,786	Commerce Bancshares Inc.	199,979
1,425	Cullen/Frost Bankers Inc.	200,540
3,532	East West Bancorp Inc.	309,262
17,034	Fifth Third Bancorp	814,907
321	First Citizens BancShares Inc., Class A Shares	253,093
3,053	First Hawaiian Inc.	88,751
12,255	First Horizon Corp.	287,747
4,424	First Republic Bank	766,502
7,759	FNB Corp.	104,203
35,573	Huntington Bancshares Inc.	552,093
73,046	JPMorgan Chase & Co.	10,357,923
23,284	KeyCorp	583,730
3,265	M&T Bank Corp.	594,981
2,555	PacWest Bancorp	126,268
10,351	People’s United Financial Inc.	218,199
1,867	Pinnacle Financial Partners Inc.	188,716
10,479	PNC Financial Services Group Inc. (The)	2,087,941
1,990	Popular Inc.	182,782
2,130	Prosperity Bancshares Inc.	158,600
24,307	Regions Financial Corp.	587,986
1,452	Signature Bank	500,780
1,393	SVB Financial Group*	844,158
3,866	Synovus Financial Corp.	203,545
102,179	Truist Financial Corp.	6,357,577
4,955	Umpqua Holdings Corp.	105,789
105,360	US Bancorp	5,957,054
4,305	Webster Financial Corp.	259,204
99,506	Wells Fargo & Co.	5,310,635
2,553	Western Alliance Bancorp	239,318
1,269	Wintrust Financial Corp.	126,088
3,575	Zions Bancorp NA	253,432

	Total Banks	50,887,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 10.0% — (continued)

Capital Markets — 3.8%
20,886	Affiliated Managers Group Inc.	$2,889,787
34,225	Ameriprise Financial Inc.	10,260,313
3,485	Ares Management Corp., Class A Shares	282,599
18,655	Bank of New York Mellon Corp. (The)	991,513
3,555	BlackRock Inc., Class A Shares	2,644,529
16,936	Blackstone Inc.	2,158,832
4,227	Carlyle Group Inc. (The)	198,120
2,635	Cboe Global Markets Inc.	309,059
37,415	Charles Schwab Corp. (The)	3,160,071
8,916	CME Group Inc., Class A Shares	2,108,901
867	Evercore Inc., Class A Shares	110,118
917	FactSet Research Systems Inc.	372,385
7,398	Franklin Resources Inc.	219,943
8,153	Goldman Sachs Group Inc. (The)	2,782,537
2,163	Interactive Brokers Group Inc., Class A Shares	143,147
86,740	Intercontinental Exchange Inc.	11,113,129
8,618	Invesco Ltd.	183,046
4,494	Janus Henderson Group PLC	150,864
5,708	Jefferies Financial Group Inc.	202,862
13,653	KKR & Co., Inc.	820,818
2,461	Lazard Ltd., Class A Shares	85,101
1,984	LPL Financial Holdings Inc.	359,005
917	MarketAxess Holdings Inc.	349,771
3,981	Moody’s Corp.	1,282,001
33,308	Morgan Stanley(b)	3,022,368
621	Morningstar Inc.	174,284
13,932	MSCI Inc., Class A Shares	6,989,545
2,938	Nasdaq Inc.	502,839
5,141	Northern Trust Corp.	585,560
4,459	Raymond James Financial Inc.	488,929
45,555	S&P Global Inc.	17,115,014
2,400	SEI Investments Co.	140,592
9,019	State Street Corp.	769,591
2,688	Stifel Financial Corp.	197,568
5,534	T. Rowe Price Group Inc.	799,995
2,680	Tradeweb Markets Inc., Class A Shares	226,406
2,738	Virtu Financial Inc., Class A Shares	96,049

	Total Capital Markets	74,287,191

Consumer Finance — 0.6%
8,724	Ally Financial Inc.	435,328
15,632	American Express Co.	3,041,049
10,385	Capital One Financial Corp.	1,591,709
201	Credit Acceptance Corp.*(a)	110,574
41,996	Discover Financial Services	5,183,986
3,074	OneMain Holdings Inc., Class A Shares	156,713
6,566	SLM Corp.	129,350
13,539	Synchrony Financial	579,198
1,225	Upstart Holdings Inc.*(a)	193,538

	Total Consumer Finance	11,421,445

Diversified Financial Services — 0.8%
8,934	Apollo Global Management Inc.	583,033
45,631	Berkshire Hathaway Inc., Class B Shares*	14,668,085
9,190	Equitable Holdings Inc.	300,145

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 10.0% — (continued)

Diversified Financial Services — 0.8% — (continued)
2,504	Voya Financial Inc.	$168,645

	Total Diversified Financial Services	15,719,908

Insurance — 2.1%
16,036	Aflac Inc.	979,639
349	Alleghany Corp.*	231,010
7,067	Allstate Corp. (The)	864,718
1,744	American Financial Group Inc.	236,120
91,683	American International Group Inc.	5,614,667
5,478	Aon PLC, Class A Shares	1,600,343
9,295	Arch Capital Group Ltd.*	437,888
5,061	Arthur J. Gallagher & Co.	800,600
25,349	Assurant Inc.	4,301,979
1,909	Assured Guaranty Ltd.	118,301
1,644	Axis Capital Holdings Ltd.	89,795
1,952	Brighthouse Financial Inc.*	102,012
5,715	Brown & Brown Inc.	386,391
10,706	Chubb Ltd.	2,180,170
3,626	Cincinnati Financial Corp.	445,237
826	CNA Financial Corp.	37,748
562	Erie Indemnity Co., Class A Shares	98,406
999	Everest Re Group Ltd.	297,922
6,794	Fidelity National Financial Inc.	323,666
2,597	First American Financial Corp.	174,103
2,582	Globe Life Inc.	260,679
830	Hanover Insurance Group Inc. (The)	115,793
8,232	Hartford Financial Services Group Inc. (The)	571,959
1,386	Kemper Corp.	74,068
1,349	Lemonade Inc.*(a)	34,332
90,095	Lincoln National Corp.	6,074,205
5,377	Loews Corp.	329,825
329	Markel Corp.*	408,917
12,708	Marsh & McLennan Cos., Inc.	1,974,950
827	Mercury General Corp.	45,485
79,068	MetLife Inc.	5,341,043
6,738	Old Republic International Corp.	177,546
1,067	Primerica Inc.	138,593
6,371	Principal Financial Group Inc.	450,047
14,612	Progressive Corp. (The)	1,547,849
9,422	Prudential Financial Inc.	1,052,061
1,634	Reinsurance Group of America Inc.	181,145
1,044	RenaissanceRe Holdings Ltd.	157,414
6,132	Travelers Cos., Inc. (The)	1,053,662
4,465	Unum Group	124,663
55	White Mountains Insurance Group Ltd.	57,761
3,053	Willis Towers Watson PLC	678,682
3,473	WR Berkley Corp.	313,612

	Total Insurance	40,485,006

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
13,787	AGNC Investment Corp.	177,990
35,148	Annaly Capital Management Inc.	244,630
9,809	New Residential Investment Corp.	101,817
6,684	Starwood Property Trust Inc.	159,347

	Total Mortgage Real Estate Investment Trusts (REITs)	683,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 10.0% — (continued)

Thrifts & Mortgage Finance — 0.0%
7,432	MGIC Investment Corp.	$112,818
11,184	New York Community Bancorp Inc.	129,063
2,586	Rocket Cos., Inc., Class A Shares(a)	33,385
1,501	TFS Financial Corp.	25,772
3,552	UWM Holdings Corp.	15,416

	Total Thrifts & Mortgage Finance	316,454

	TOTAL FINANCIALS	193,801,618

HEALTH CARE — 13.0%

Biotechnology — 1.6%
43,951	AbbVie Inc.	6,494,639
3,045	Alnylam Pharmaceuticals Inc.*	480,653
14,130	Amgen Inc.	3,200,162
3,667	Biogen Inc.*	773,774
78,185	BioMarin Pharmaceutical Inc.*	6,107,812
1,399	CureVac NV*(a)	23,531
55,876	Exact Sciences Corp.*	4,361,681
7,868	Exelixis Inc.*	161,530
31,336	Gilead Sciences Inc.	1,892,694
5,537	Horizon Therapeutics PLC*	504,808
4,582	Incyte Corp.*	312,951
3,074	Ionis Pharmaceuticals Inc.*	102,610
4,564	Iovance Biotherapeutics Inc.*	71,518
1,034	Mirati Therapeutics Inc.*	91,292
8,481	Moderna Inc.*	1,302,682
2,093	Natera Inc.*	137,615
2,471	Neurocrine Biosciences Inc.*	222,069
1,839	Novavax Inc.*(a)	153,317
2,509	Regeneron Pharmaceuticals Inc.*	1,551,465
1,478	Sage Therapeutics Inc.*	53,755
27,295	Sarepta Therapeutics Inc.*	2,091,070
3,204	Seagen Inc.*	412,900
1,726	Ultragenyx Pharmaceutical Inc.*	116,194
1,085	United Therapeutics Corp.*	180,327
6,329	Vertex Pharmaceuticals Inc.*	1,455,797

	Total Biotechnology	32,256,846

Health Care Equipment & Supplies — 3.4%
43,210	Abbott Laboratories	5,211,990
1,085	ABIOMED Inc.*	337,153
42,170	Alcon Inc.	3,246,668
9,680	Align Technology Inc.*	4,950,933
60,200	Baxter International Inc.	5,115,194
7,138	Becton Dickinson and Co.	1,936,397
35,471	Boston Scientific Corp.*	1,566,754
1,164	Cooper Cos., Inc. (The)	476,099
5,453	DENTSPLY SIRONA Inc.	295,225
8,163	DexCom Inc.*	3,378,747
51,259	Edwards Lifesciences Corp.*	5,759,974
3,882	Envista Holdings Corp.*	186,336
2,348	Figs Inc., Class A Shares*(a)	38,578
1,727	Globus Medical Inc., Class A Shares*	121,443
6,035	Hologic Inc.*	429,511
565	ICU Medical Inc.*	133,752
2,077	IDEXX Laboratories Inc.*	1,105,691

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 13.0% — (continued)

Health Care Equipment & Supplies — 3.4% — (continued)
17,505	Insulet Corp.*	$4,633,398
1,619	Integra LifeSciences Holdings Corp.*	108,570
20,243	Intuitive Surgical Inc.*	5,877,150
1,232	Masimo Corp.*	193,978
149,220	Medtronic PLC	15,666,608
2,667	Novocure Ltd.*	218,321
882	Penumbra Inc.*	195,575
823	Quidel Corp.*	87,065
3,542	ResMed Inc.	873,989
2,190	STERIS PLC	525,600
8,672	Stryker Corp.	2,283,771
1,410	Tandem Diabetes Care Inc.*	158,808
1,147	Teleflex Inc.	385,748
5,284	Zimmer Biomet Holdings Inc.	672,072

	Total Health Care Equipment & Supplies	66,171,098

Health Care Providers & Services — 3.4%
1,970	Acadia Healthcare Co., Inc.*	111,719
3,968	agilon health Inc.*(a)	80,233
837	Amedisys Inc.*	134,121
3,579	AmerisourceBergen Corp., Class A Shares	510,115
6,093	Anthem Inc.	2,753,122
7,127	Cardinal Health Inc.	384,929
101,527	Centene Corp.*	8,388,161
344	Chemed Corp.	164,532
50,135	Cigna Corp.	11,921,100
77,843	CVS Health Corp.	8,068,427
1,548	DaVita Inc.*	174,568
2,468	Encompass Health Corp.	162,937
2,256	Guardant Health Inc.*	149,505
34,237	HCA Healthcare Inc.	8,569,864
3,572	Henry Schein Inc.*	308,549
3,248	Humana Inc.	1,410,671
2,397	Laboratory Corp. of America Holdings*	650,210
3,803	McKesson Corp.	1,045,673
1,412	Molina Healthcare Inc.*	433,300
2,407	Oak Street Health Inc.*(a)	42,147
3,161	Premier Inc., Class A Shares	113,606
2,921	Quest Diagnostics Inc.	383,440
2,556	Signify Health Inc., Class A Shares*	35,912
40,694	UnitedHealth Group Inc.	19,365,054
1,629	Universal Health Services Inc., Class B Shares	234,462

	Total Health Care Providers & Services	65,596,357

Health Care Technology — 0.1%
7,382	Cerner Corp.	688,371
2,170	Certara Inc.*	54,988
6,925	Change Healthcare Inc.*	148,334
3,728	Teladoc Health Inc.*(a)	282,992
3,379	Veeva Systems Inc., Class A Shares*	773,960

	Total Health Care Technology	1,948,645

Life Sciences Tools & Services — 1.6%
2,102	10X Genomics Inc., Class A Shares*	171,250
2,867	Adaptive Biotechnologies Corp.*(a)	41,371

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 13.0% — (continued)

Life Sciences Tools & Services — 1.6% — (continued)
7,683	Agilent Technologies Inc.	$1,001,556
14,610	Avantor Inc.*	506,821
518	Bio-Rad Laboratories Inc., Class A Shares*	324,247
935	Bio-Techne Corp.	392,148
2,671	Bruker Corp.	187,958
1,205	Charles River Laboratories International Inc.*	350,848
15,773	Danaher Corp.	4,328,269
15,068	Illumina Inc.*	4,921,209
4,794	IQVIA Holdings Inc.*	1,103,195
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	99,472
566	Mettler-Toledo International Inc.*	797,347
3,173	PerkinElmer Inc.	569,902
5,675	QIAGEN NV*	281,991
1,349	Repligen Corp.*	265,348
113,064	Sotera Health Co.*(a)	2,472,710
2,593	Syneos Health Inc., Class A Shares*	205,366
21,144	Thermo Fisher Scientific Inc.	11,502,336
1,461	Waters Corp.*	462,743
1,816	West Pharmaceutical Services Inc.	702,937

	Total Life Sciences Tools & Services	30,689,024

Pharmaceuticals — 2.9%
55,571	Bristol-Myers Squibb Co.	3,816,060
4,148	Catalent Inc.*	423,262
11,102	Elanco Animal Health Inc.*	315,408
33,485	Eli Lilly & Co.	8,369,575
1,545	Jazz Pharmaceuticals PLC*	212,314
89,047	Johnson & Johnson	14,654,465
115,624	Merck & Co., Inc.	8,854,486
4,745	Nektar Therapeutics, Class A Shares*	48,589
6,745	Organon & Co.	251,791
3,617	Perrigo Co. PLC(a)	128,476
138,879	Pfizer Inc.	6,518,980
8,096	Royalty Pharma PLC, Class A Shares	317,849
312,900	Viatris Inc.	3,445,029
42,580	Zoetis Inc., Class A Shares	8,245,617

	Total Pharmaceuticals	55,601,901

	TOTAL HEALTH CARE	252,263,871

INDUSTRIALS — 10.0%

Aerospace & Defense — 1.6%
1,667	Axon Enterprise Inc.*	233,797
13,322	Boeing Co. (The)*	2,735,539
2,242	BWX Technologies Inc.	119,768
911	Curtiss-Wright Corp.	134,391
6,258	General Dynamics Corp.	1,467,188
1,077	HEICO Corp.	158,868
2,012	HEICO Corp., Class A Shares	247,315
1,987	Hexcel Corp.	115,047
9,715	Howmet Aerospace Inc.	348,963
1,012	Huntington Ingalls Industries Inc.	206,853
4,811	L3Harris Technologies Inc.	1,213,863
6,161	Lockheed Martin Corp.	2,672,642
1,621	Mercury Systems Inc.*	97,617
14,833	Northrop Grumman Corp.	6,558,263

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Aerospace & Defense — 1.6% — (continued)
126,954	Raytheon Technologies Corp.	$13,038,176
3,012	Spirit AeroSystems Holdings Inc., Class A Shares	150,600
5,484	Textron Inc.	401,045
1,279	TransDigm Group Inc.*	852,568
3,784	Virgin Galactic Holdings Inc.*(a)	36,629
1,377	Woodward Inc.	171,615

	Total Aerospace & Defense	30,960,747

Air Freight & Logistics — 0.6%
3,276	CH Robinson Worldwide Inc.(a)	316,724
4,284	Expeditors International of Washington Inc.	442,794
6,140	FedEx Corp.	1,364,738
2,423	GXO Logistics Inc.*	203,362
45,514	United Parcel Service Inc., Class B Shares	9,577,056

	Total Air Freight & Logistics	11,904,674

Airlines — 0.1%
3,059	Alaska Air Group Inc.*	171,732
16,138	American Airlines Group Inc.*(a)	278,380
868	Copa Holdings SA, Class A Shares*(a)	73,641
16,205	Delta Air Lines Inc.*	646,904
7,862	JetBlue Airways Corp.*	120,053
14,987	Southwest Airlines Co.*	656,431
8,038	United Airlines Holdings Inc.*	356,887

	Total Airlines	2,304,028

Building Products — 0.8%
1,500	Advanced Drainage Systems Inc.	175,080
2,251	Allegion PLC	257,785
3,343	AO Smith Corp.	229,263
46,875	Armstrong World Industries Inc.	4,143,750
2,837	AZEK Co., Inc. (The), Class A Shares*	83,663
4,505	Builders FirstSource Inc.*	335,262
1,286	Carlisle Cos., Inc.	305,296
21,395	Carrier Global Corp.	960,208
3,432	Fortune Brands Home & Security Inc.	298,241
17,614	Johnson Controls International PLC	1,144,205
847	Lennox International Inc.	226,090
6,074	Masco Corp.	340,387
2,285	Owens Corning	212,939
39,313	Trane Technologies PLC	6,051,450
2,819	Trex Co., Inc.*	258,897

	Total Building Products	15,022,516

Commercial Services & Supplies — 0.7%
2,507	ADT Inc.	18,326
2,149	Cintas Corp.	806,563
1,107	Clean Harbors Inc.*	105,641
5,187	Copart Inc.*	637,378
1,107	Driven Brands Holdings Inc.*	32,512
3,347	IAA Inc.*	122,969
852	MSA Safety Inc.	118,513
5,267	Republic Services Inc., Class A Shares	633,515
5,746	Rollins Inc.	187,492
2,263	Stericycle Inc.*	132,069
72,909	Waste Management Inc.	10,528,060

	Total Commercial Services & Supplies	13,323,038

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Construction & Engineering — 0.2%
3,363	AECOM	$244,356
1,519	MasTec Inc.*	119,636
5,185	MDU Resources Group Inc.	138,802
35,154	Quanta Services Inc.	3,829,677
457	Valmont Industries Inc.	98,918

	Total Construction & Engineering	4,431,389

Electrical Equipment — 0.6%
861	Acuity Brands Inc.	157,020
5,704	AMETEK Inc.	740,322
96,289	Bloom Energy Corp., Class A Shares*(a)	2,137,616
5,322	ChargePoint Holdings Inc.*(a)	77,275
34,116	Eaton Corp. PLC	5,263,758
14,904	Emerson Electric Co.	1,384,880
1,020	Fluence Energy Inc., Class A Shares*	13,801
1,466	Generac Holdings Inc.*	462,479
1,363	Hubbell Inc., Class B Shares	242,955
4,449	nVent Electric PLC	150,955
12,478	Plug Power Inc.*(a)	315,569
1,700	Regal Rexnord Corp.	272,595
2,852	Rockwell Automation Inc.	760,286
4,027	Sensata Technologies Holding PLC*	233,204
2,140	Shoals Technologies Group Inc., Class A Shares*	33,833
5,341	Sunrun Inc.*	145,702
7,564	Vertiv Holdings Co., Class A Shares	98,483

	Total Electrical Equipment	12,490,733

Industrial Conglomerates — 0.7%
14,388	3M Co.(a)	2,138,776
27,166	General Electric Co.	2,594,625
37,430	Honeywell International Inc.	7,102,342
2,587	Roper Technologies Inc.	1,159,545

	Total Industrial Conglomerates	12,995,288

Machinery — 1.5%
1,618	AGCO Corp.	194,419
2,505	Allison Transmission Holdings Inc.	100,050
13,461	Caterpillar Inc.	2,525,014
2,847	Colfax Corp.*	114,478
1,381	Crane Co.	139,591
3,561	Cummins Inc.	726,871
6,937	Deere & Co.	2,497,459
3,181	Donaldson Co., Inc.	172,633
27,336	Dover Corp.	4,287,925
3,094	Flowserve Corp.	93,965
8,205	Fortive Corp.	531,274
3,527	Gates Industrial Corp. PLC*	55,868
4,177	Graco Inc.	301,120
1,834	IDEX Corp.	351,945
7,750	Illinois Tool Works Inc.	1,676,635
10,192	Ingersoll Rand Inc.	514,900
2,242	ITT Inc.	197,004
1,386	Lincoln Electric Holdings Inc.	176,660
1,398	Middleby Corp. (The)*	248,313
1,418	Nordson Corp.	321,163
1,655	Oshkosh Corp.	183,771

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Machinery — 1.5% — (continued)
110,633	Otis Worldwide Corp.	$8,665,883
8,476	PACCAR Inc.	778,182
3,160	Parker-Hannifin Corp.	936,592
4,162	Pentair PLC	241,021
1,341	Snap-on Inc.	281,851
3,982	Stanley Black & Decker Inc.	647,871
1,488	Timken Co. (The)	97,553
2,723	Toro Co. (The)	255,445
4,425	Westinghouse Air Brake Technologies Corp.	410,728
4,580	Xylem Inc.	407,391

	Total Machinery	28,133,575

Marine — 0.0%
1,720	Kirby Corp.*	112,058

Professional Services — 0.7%
3,353	Booz Allen Hamilton Holding Corp., Class A Shares	270,554
590	CACI International Inc., Class A Shares*	165,076
10,980	Clarivate PLC*(a)	164,480
80,889	CoStar Group Inc.*	4,935,038
4,477	Dun & Bradstreet Holdings Inc.*	83,093
2,991	Equifax Inc.	653,055
879	FTI Consulting Inc.*	128,334
3,116	Jacobs Engineering Group Inc.	383,268
3,536	Leidos Holdings Inc.	360,106
1,479	ManpowerGroup Inc.	157,188
8,991	Nielsen Holdings PLC	156,623
2,760	Robert Half International Inc.	332,000
1,327	Science Applications International Corp.	116,365
4,868	TransUnion	441,820
26,078	Verisk Analytics Inc., Class A Shares	4,624,673

	Total Professional Services	12,971,673

Road & Rail — 1.3%
200	AMERCO	115,522
55,127	CSX Corp.	1,869,357
2,042	JB Hunt Transport Services Inc.	414,383
4,113	Knight-Swift Transportation Holdings Inc., Class A Shares	224,076
898	Landstar System Inc.	138,660
7,195	Lyft Inc., Class A Shares*	280,173
6,069	Norfolk Southern Corp.	1,556,820
2,521	Old Dominion Freight Line Inc.	791,670
1,127	Ryder System Inc.	88,853
1,685	Schneider National Inc., Class B Shares	44,012
3,152	TuSimple Holdings Inc., Class A Shares*(a)	54,908
440,535	Uber Technologies Inc.*	15,872,476
15,993	Union Pacific Corp.	3,933,478
2,383	XPO Logistics Inc.*	173,196

	Total Road & Rail	25,557,584

Trading Companies & Distributors — 1.2%
72,795	AerCap Holdings NV*	3,962,232
59,180	Air Lease Corp., Class A Shares	2,471,357
1,168	Core & Main Inc., Class A Shares*	26,257
14,147	Fastenal Co.	728,004
993	MSC Industrial Direct Co., Inc., Class A Shares	76,938

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 10.0% — (continued)

Trading Companies & Distributors — 1.2% — (continued)
1,121	SiteOne Landscape Supply Inc.*	$193,294
26,448	United Rentals Inc.*	8,506,206
85,515	Univar Solutions Inc.*	2,626,166
832	Watsco Inc.	227,186
10,027	WW Grainger Inc.	4,783,480

	Total Trading Companies & Distributors	23,601,120

	TOTAL INDUSTRIALS	193,808,423

INFORMATION TECHNOLOGY — 28.0%

Communications Equipment — 0.9%
5,949	Arista Networks Inc.*	730,121
3,747	Ciena Corp.*	256,370
172,530	Cisco Systems Inc.	9,621,998
77,712	CommScope Holding Co., Inc.*	741,373
1,488	F5 Inc.*	298,865
8,193	Juniper Networks Inc.	276,841
1,694	Lumentum Holdings Inc.*	167,469
20,100	Motorola Solutions Inc.	4,430,643
142	Ubiquiti Inc.	36,052
1,717	ViaSat Inc.*	78,364

	Total Communications Equipment	16,638,096

Electronic Equipment, Instruments & Components — 0.8%
14,681	Amphenol Corp., Class A Shares	1,115,903
35,872	Arrow Electronics Inc.*	4,372,079
2,133	Avnet Inc.	89,735
3,423	CDW Corp.	590,331
4,251	Cognex Corp.	287,197
573	Coherent Inc.*	151,455
18,959	Corning Inc.	765,944
204,810	Flex Ltd.*	3,377,317
810	IPG Photonics Corp.*	105,583
3,673	Jabil Inc.	212,336
4,564	Keysight Technologies Inc.*	718,237
536	Littelfuse Inc.	138,401
3,209	National Instruments Corp.	128,841
23,556	TD SYNNEX Corp.	2,398,707
1,102	Teledyne Technologies Inc.*	473,177
5,981	Trimble Inc.*	417,175
4,539	Vontier Corp.	110,298
1,320	Zebra Technologies Corp., Class A Shares*	545,609

	Total Electronic Equipment, Instruments & Components	15,998,325

IT Services — 5.8%
15,821	Accenture PLC, Class A Shares	4,999,752
3,873	Akamai Technologies Inc.*	419,291
26,924	Alliance Data Systems Corp.	1,816,024
3,328	Amdocs Ltd.	261,914
10,589	Automatic Data Processing Inc.	2,164,815
33,983	Block Inc., Class A Shares*	4,332,832
2,766	Broadridge Financial Solutions Inc.	404,417
6,372	Cloudflare Inc., Class A Shares*	741,828
63,714	Cognizant Technology Solutions Corp., Class A Shares	5,487,687
1,007	Concentrix Corp.	201,289
6,435	DXC Technology Co.*	218,983

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 28.0% — (continued)

IT Services — 5.8% — (continued)
1,327	EPAM Systems Inc.*	$275,684
1,209	Euronet Worldwide Inc.*	155,030
2,825	Fastly Inc., Class A Shares*(a)	52,545
68,985	Fidelity National Information Services Inc.	6,569,442
159,067	Fiserv Inc.*	15,536,074
1,972	FleetCor Technologies Inc.*	461,842
1,932	Gartner Inc.*	541,771
4,386	Genpact Ltd.(a)	183,510
7,228	Global Payments Inc.	964,071
935	Globant SA*	256,190
4,190	GoDaddy Inc., Class A Shares*	349,488
22,231	International Business Machines Corp.	2,723,520
1,852	Jack Henry & Associates Inc.	327,434
6,350	Kyndryl Holdings Inc.*	100,711
74,223	LiveRamp Holdings Inc.*	3,203,465
21,768	MasterCard Inc., Class A Shares	7,854,330
1,537	MongoDB Inc., Class A Shares*	587,119
3,093	Okta Inc., Class A Shares*	565,524
7,905	Paychex Inc.	941,169
91,569	PayPal Holdings Inc.*	10,249,318
16,566	Paysafe Ltd.*(a)	52,846
7,975	Sabre Corp.*	87,167
1,131	Shift4 Payments Inc., Class A Shares*	59,547
4,983	Snowflake Inc., Class A Shares*	1,323,784
647	SolarWinds Corp.	8,767
5,826	StoneCo Ltd., Class A Shares*	65,484
2,536	Switch Inc., Class A Shares	65,987
1,113	Thoughtworks Holding Inc.*	25,443
4,076	Twilio Inc., Class A Shares*	712,485
20,153	VeriSign Inc.*	4,307,099
144,849	Visa Inc., Class A Shares	31,304,766
9,069	Western Union Co. (The)	164,874
1,093	WEX Inc.*	184,181
1,194	Wix.com Ltd.*	109,347

	Total IT Services	111,418,846

Semiconductors & Semiconductor Equipment — 6.1%
40,773	Advanced Micro Devices Inc.*	5,028,942
1,049	Allegro MicroSystems Inc.*	30,075
88,803	Analog Devices Inc.	14,234,233
22,407	Applied Materials Inc.	3,007,019
4,270	ASML Holding NV, ADR	2,845,998
1,639	Azenta Inc.	143,445
31,091	Broadcom Inc.	18,264,097
1,290	Cirrus Logic Inc.*	112,062
31,479	Enphase Energy Inc.*	5,247,549
3,233	Entegris Inc.	421,842
2,672	First Solar Inc.*	201,175
1,245	GLOBALFOUNDRIES Inc.*	75,671
100,554	Intel Corp.	4,796,426
3,800	KLA Corp.	1,324,300
3,498	Lam Research Corp.	1,963,602
20,460	Marvell Technology Inc.	1,398,032
13,552	Microchip Technology Inc.	953,112
27,870	Micron Technology Inc.	2,476,528

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 28.0% — (continued)

Semiconductors & Semiconductor Equipment — 6.1% — (continued)
1,398	MKS Instruments Inc.	$210,539
1,148	Monolithic Power Systems Inc.	526,588
126,522	NVIDIA Corp.	30,852,390
17,768	NXP Semiconductors NV	3,378,052
10,541	ON Semiconductor Corp.*	659,972
2,688	Qorvo Inc.*	367,665
28,063	QUALCOMM Inc.	4,826,555
76,240	Skyworks Solutions Inc.	10,534,081
3,982	Teradyne Inc.	469,557
22,978	Texas Instruments Inc.	3,906,030
1,127	Universal Display Corp.	174,584
2,877	Wolfspeed Inc.*	295,525

	Total Semiconductors & Semiconductor Equipment	118,725,646

Software — 10.1%
38,629	Adobe Inc.*	18,066,011
1,521	Alteryx Inc., Class A Shares*	94,758
3,770	Anaplan Inc.*	178,585
2,149	ANSYS Inc.*	696,684
1,734	Aspen Technology Inc.*	264,279
16,989	Atlassian Corp. PLC, Class A Shares*	5,193,877
5,529	Autodesk Inc.*	1,217,652
2,143	Avalara Inc.*	222,679
3,615	Bentley Systems Inc., Class B Shares	138,780
2,358	Bill.com Holdings Inc.*	560,921
3,810	Black Knight Inc.*	214,084
1,410	C3.ai Inc., Class A Shares*(a)	31,612
6,748	Cadence Design Systems Inc.*	1,021,850
2,882	CDK Global Inc.	130,670
3,196	Ceridian HCM Holding Inc.*	233,020
3,149	Citrix Systems Inc.	322,773
1,843	Coupa Software Inc.*	223,021
22,305	Crowdstrike Holdings Inc., Class A Shares*	4,354,159
6,231	Datadog Inc., Class A Shares*	1,003,876
1,270	Datto Holding Corp.*	29,794
30,038	DocuSign Inc., Class A Shares*	3,557,400
1,598	Dolby Laboratories Inc., Class A Shares	120,010
1,793	DoubleVerify Holdings Inc.*	49,576
6,820	Dropbox Inc., Class A Shares*	154,746
1,889	Duck Creek Technologies Inc.*	44,354
4,808	Dynatrace Inc.*	213,571
1,680	Elastic NV*	145,572
768	Everbridge Inc.*	30,351
680	Fair Isaac Corp.*	320,409
1,738	Five9 Inc.*	191,180
3,387	Fortinet Inc.*	1,166,889
2,143	Guidewire Software Inc.*	188,905
1,106	HubSpot Inc.*	580,650
854	Informatica Inc., Class A Shares*	17,217
19,299	Intuit Inc.	9,154,867
1,516	Jamf Holding Corp.*	51,862
5,842	Mandiant Inc.*	115,672
1,592	Manhattan Associates Inc.*	212,819
2,316	McAfee Corp., Class A Shares	60,193
230,089	Microsoft Corp.	68,748,292

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 28.0% — (continued)

Software — 10.1% — (continued)
646	N-able Inc.*	$7,474
1,158	nCino Inc.*	53,187
2,949	NCR Corp.*	119,494
1,155	New Relic Inc.*	76,507
238,987	NortonLifeLock Inc.	6,925,843
6,947	Nuance Communications Inc.*	385,697
5,294	Nutanix Inc., Class A Shares*	141,350
90,555	Oracle Corp.	6,879,463
40,240	Palantir Technologies Inc., Class A Shares*	476,844
15,528	Palo Alto Networks Inc.*	9,227,514
1,213	Paycom Software Inc.*	411,462
1,077	Paycor HCM Inc.*	30,231
976	Paylocity Holding Corp.*	207,341
936	Pegasystems Inc.	81,544
1,414	Procore Technologies Inc.*	92,179
2,632	PTC Inc.*	292,889
31,686	RingCentral Inc., Class A Shares*	4,145,796
78,352	salesforce.com Inc.*	16,495,447
17,049	ServiceNow Inc.*	9,887,056
3,129	Smartsheet Inc., Class A Shares*	166,369
27,546	Splunk Inc.*	3,253,183
5,416	SS&C Technologies Holdings Inc.	406,038
3,819	Synopsys Inc.*	1,193,017
2,455	Teradata Corp.*	122,726
10,983	Trade Desk Inc. (The), Class A Shares*	937,070
1,033	Tyler Technologies Inc.*	442,393
34,880	UiPath Inc., Class A Shares*(a)	1,210,685
22,181	Unity Software Inc.*	2,361,167
43,884	VMware Inc., Class A Shares	5,148,471
18,739	Workday Inc., Class A Shares*	4,292,168
2,976	Zendesk Inc.*	347,210
5,461	Zoom Video Communications Inc., Class A Shares*	724,129
1,947	Zscaler Inc.*	465,625

	Total Software	196,331,189

Technology Hardware, Storage & Peripherals — 4.3%
437,786	Apple Inc.	72,287,224
92,964	Dell Technologies Inc., Class C Shares*	4,737,445
33,139	Hewlett Packard Enterprise Co.	527,573
28,367	HP Inc.	974,690
5,343	NetApp Inc.	418,784
6,852	Pure Storage Inc., Class A Shares*	177,741
88,389	Western Digital Corp.*	4,502,536
4,050	Xerox Holdings Corp.	79,826

	Total Technology Hardware, Storage & Peripherals	83,705,819

	TOTAL INFORMATION TECHNOLOGY	542,817,921

MATERIALS — 2.4%

Chemicals — 0.9%
5,524	Air Products & Chemicals Inc.	1,305,321
2,904	Albemarle Corp.	568,865
1,389	Ashland Global Holdings Inc.	128,177
5,396	Axalta Coating Systems Ltd.*	145,908
2,692	Celanese Corp., Class A Shares	374,942
5,247	CF Industries Holdings Inc.	426,004

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 2.4% — (continued)

Chemicals — 0.9% — (continued)
3,899	Chemours Co. (The)	$107,612
18,192	Corteva Inc.	946,530
1,845	Diversey Holdings Ltd.*	17,657
18,420	Dow Inc.	1,086,043
68,235	DuPont de Nemours Inc.	5,279,342
3,320	Eastman Chemical Co.	393,320
6,276	Ecolab Inc.	1,106,208
5,164	Element Solutions Inc.	126,931
3,186	FMC Corp.	373,558
4,720	Huntsman Corp.	190,877
6,369	International Flavors & Fragrances Inc.	847,077
6,561	LyondellBasell Industries NV, Class A Shares	637,926
9,025	Mosaic Co. (The)	473,181
213	NewMarket Corp.	67,683
3,785	Olin Corp.	194,965
5,817	PPG Industries Inc.	776,279
3,195	RPM International Inc.	270,201
1,067	Scotts Miracle-Gro Co. (The)	149,444
6,000	Sherwin-Williams Co. (The)	1,578,780
4,290	Valvoline Inc.	138,696
979	Westlake Corp.	107,993

	Total Chemicals	17,819,520

Construction Materials — 0.4%
976	Eagle Materials Inc.	133,546
1,538	Martin Marietta Materials Inc.	583,517
39,882	Vulcan Materials Co.	7,236,589

	Total Construction Materials	7,953,652

Containers & Packaging — 0.8%
37,179	Amcor PLC	432,392
1,603	AptarGroup Inc.	195,374
532	Ardagh Group SA, Class A Shares(c)(f)	9,712
3,432	Ardagh Metal Packaging SA*	28,520
2,004	Avery Dennison Corp.	353,105
7,972	Ball Corp.	715,407
68,782	Berry Global Group Inc.*	4,171,628
55,198	Crown Holdings Inc.	6,771,139
6,320	Graphic Packaging Holding Co.	130,065
9,896	International Paper Co.(a)	430,773
2,442	Packaging Corp. of America	359,438
3,839	Sealed Air Corp.	257,712
2,228	Silgan Holdings Inc.	93,309
2,591	Sonoco Products Co.	152,143
6,626	WestRock Co.	299,959

	Total Containers & Packaging	14,400,676

Metals & Mining — 0.3%
4,799	Alcoa Corp.	361,557
11,722	Cleveland-Cliffs Inc.*	262,104
36,637	Freeport-McMoRan Inc.	1,720,107
20,187	Newmont Corp.	1,336,379
7,116	Nucor Corp.	936,608
1,620	Reliance Steel & Aluminum Co.	309,209
1,575	Royal Gold Inc.	190,984

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 2.4% — (continued)

Metals & Mining — 0.3% — (continued)
1,885	Southern Copper Corp.	$130,800
4,884	Steel Dynamics Inc.	344,713
7,131	United States Steel Corp.(a)	194,035

	Total Metals & Mining	5,786,496

Paper & Forest Products — 0.0%
2,125	Louisiana-Pacific Corp.	152,894
943	Sylvamo Corp.*	32,911

	Total Paper & Forest Products	185,805

	TOTAL MATERIALS	46,146,149

REAL ESTATE — 2.8%

Equity Real Estate Investment Trusts (REITs) — 2.8%
3,812	Alexandria Real Estate Equities Inc.	721,993
3,252	American Campus Communities Inc.	174,990
7,092	American Homes 4 Rent, Class A Shares	269,567
11,227	American Tower Corp.	2,547,070
6,628	Americold Realty Trust	177,100
4,088	Apartment Income REIT Corp.	210,982
3,446	AvalonBay Communities Inc.	822,181
3,769	Boston Properties Inc.	460,986
7,025	Brixmor Property Group Inc.	176,468
2,535	Camden Property Trust	418,554
3,533	Cousins Properties Inc.	136,480
77,181	Crown Castle International Corp.	12,857,583
5,431	CubeSmart	261,829
3,050	CyrusOne Inc.	275,568
6,889	Digital Realty Trust Inc.	929,464
3,724	Douglas Emmett Inc.	118,051
9,434	Duke Realty Corp.	500,002
1,544	EPR Properties	76,891
6,664	Equinix Inc.	4,729,641
4,335	Equity LifeStyle Properties Inc.	323,478
56,257	Equity Residential	4,798,722
1,637	Essex Property Trust Inc.	519,207
3,263	Extra Space Storage Inc.	613,933
1,880	Federal Realty Investment Trust	221,050
3,375	First Industrial Realty Trust Inc.	194,333
5,619	Gaming and Leisure Properties Inc.	255,159
5,203	Healthcare Trust of America Inc., Class A Shares	152,916
12,990	Healthpeak Properties Inc.	403,469
2,392	Highwoods Properties Inc.	104,291
17,770	Host Hotels & Resorts Inc.*	324,658
3,404	Hudson Pacific Properties Inc.	89,866
14,426	Invitation Homes Inc.	545,303
7,072	Iron Mountain Inc.	347,801
2,708	JBG SMITH Properties	72,249
2,816	Kilroy Realty Corp.	201,682
13,705	Kimco Realty Corp.	322,479
2,186	Lamar Advertising Co., Class A Shares	238,405
1,963	Life Storage Inc.	248,496
14,677	Medical Properties Trust Inc.	298,530
2,887	Mid-America Apartment Communities Inc.	590,709
4,215	National Retail Properties Inc.	179,601
5,343	Omega Healthcare Investors Inc.	150,512

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.8% — (continued)

Equity Real Estate Investment Trusts (REITs) — 2.8% — (continued)
1,400	Orion Office REIT Inc.*	$23,842
5,285	Park Hotels & Resorts Inc.*	99,569
18,335	Prologis Inc.	2,674,160
17,259	Public Storage	6,127,290
3,142	Rayonier Inc.	124,737
14,015	Realty Income Corp.	926,251
4,218	Regency Centers Corp.	277,924
3,606	Rexford Industrial Realty Inc.	252,889
2,659	SBA Communications Corp., Class A Shares	806,714
8,213	Simon Property Group Inc.	1,129,780
1,494	SL Green Realty Corp.(a)	118,803
3,039	Spirit Realty Capital Inc.	140,918
6,392	STORE Capital Corp.	196,362
2,891	Sun Communities Inc.	523,271
7,704	UDR Inc.	422,719
10,064	Ventas Inc.	543,456
15,364	VICI Properties Inc.	429,577
4,250	Vornado Realty Trust	183,940
11,013	Welltower Inc.	917,273
18,637	Weyerhaeuser Co.	724,607
4,487	WP Carey Inc.	347,294

	Total Equity Real Estate Investment Trusts (REITs)	54,053,625

Real Estate Management & Development — 0.0%
8,237	CBRE Group Inc., Class A Shares*	797,754
1,189	Howard Hughes Corp. (The)*	113,645
1,255	Jones Lang LaSalle Inc.*	309,006
11,366	Opendoor Technologies Inc.*	94,906
1,727	Zillow Group Inc., Class A Shares*	98,905
4,322	Zillow Group Inc., Class C Shares*(a)	248,601

	Total Real Estate Management & Development	1,662,817

	TOTAL REAL ESTATE	55,716,442

UTILITIES — 1.7%

Electric Utilities — 1.2%
6,154	Alliant Energy Corp.	359,394
12,638	American Electric Power Co., Inc.	1,145,635
1,691	Avangrid Inc.(a)	75,875
7,996	Constellation Energy Corp.	367,656
19,194	Duke Energy Corp.	1,927,269
75,938	Edison International	4,815,988
5,066	Entergy Corp.	532,994
5,586	Evergy Inc.	348,622
8,516	Eversource Energy	696,609
23,990	Exelon Corp.	1,021,014
13,722	FirstEnergy Corp.	574,266
2,283	Hawaiian Electric Industries Inc.	93,557
1,127	IDACORP Inc.	117,152
48,783	NextEra Energy Inc.	3,818,245
105,936	NRG Energy Inc.	4,008,618
4,805	OGE Energy Corp.	180,428
36,387	PG&E Corp.*	413,720
2,902	Pinnacle West Capital Corp.	205,549
18,561	PPL Corp.	485,741
26,323	Southern Co. (The)	1,704,941

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 1.7% — (continued)

Electric Utilities — 1.2% — (continued)
13,276	Xcel Energy Inc.	$893,873

	Total Electric Utilities	23,787,146

Gas Utilities — 0.0%
3,216	Atmos Energy Corp.	353,149
1,954	National Fuel Gas Co.	121,617
5,306	UGI Corp.	203,963

	Total Gas Utilities	678,729

Independent Power & Renewable Electricity Producers — 0.0%
16,112	AES Corp. (The)	342,058
3,424	Brookfield Renewable Corp., Class A Shares	127,955
12,235	Vistra Corp.	279,202

	Total Independent Power & Renewable Electricity Producers	749,215

Multi-Utilities — 0.4%
6,420	Ameren Corp.	551,799
14,412	CenterPoint Energy Inc.	394,168
7,078	CMS Energy Corp.	453,063
8,828	Consolidated Edison Inc.	757,178
20,044	Dominion Energy Inc.	1,594,099
4,855	DTE Energy Co.	590,319
9,960	NiSource Inc.	288,143
12,483	Public Service Enterprise Group Inc.	809,273
7,848	Sempra Energy	1,131,839
7,840	WEC Energy Group Inc.	712,499

	Total Multi-Utilities	7,282,380

Water Utilities — 0.1%
4,491	American Water Works Co., Inc.	678,545
5,632	Essential Utilities Inc.	265,324

	Total Water Utilities	943,869

	TOTAL UTILITIES	33,441,339

	TOTAL COMMON STOCKS (Cost — $1,025,339,841)	1,857,363,111

CLOSED END MUTUAL FUND SECURITY — 1.1%

FINANCIALS — 1.1%

Capital Markets — 1.1%
278,711	iShares® Core S&P U.S. Value ETF, Common Class Shares(a) (Cost — $15,841,906)	20,627,401

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,041,181,747)	1,877,990,512

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†		Security	Value

SHORT-TERM INVESTMENTS (d) — 3.8%

MONEY MARKET FUND — 0.7%
$14,551,315		Invesco STIT — Government & Agency Portfolio, 0.026%, Institutional Class(e) (Cost — $14,551,315)	$14,551,315

TIME DEPOSITS — 3.1%
4,105,737		Barclays Bank PLC — London, 0.005% due 3/1/22	4,105,737
32,625,820		BNP Paribas — Paris, 0.005% due 3/1/22	32,625,820
3,815		Citibank — New York, 0.005% due 3/1/22	3,815
12,974,472		DNB — Oslo, 0.005% due 3/1/22	12,974,472
29,803	CAD	Royal Bank of Canada — Toronto, 0.005% due 3/1/22	23,510
1,670		Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	1,670
9,831,439		Sumitomo Mitsui Banking Corp. — Tokyo, 0.005% due 3/1/22	9,831,439

		TOTAL TIME DEPOSITS (Cost — $59,566,463)	59,566,463

		TOTAL SHORT-TERM INVESTMENTS (Cost — $74,117,778)	74,117,778

		TOTAL INVESTMENTS — 100.6% (Cost — $1,115,299,525)	1,952,108,290

		Liabilities in Excess of Other Assets — (0.6)%	(12,511,790)

		TOTAL NET ASSETS — 100.0%	$1,939,596,500

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security (See Note 2). As at February 28, 2022, total cost and total market value of affiliated securities amounted to $1,000,801 and $3,022,368, respectively.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.1%.
(e)	Represents investments of collateral received from securities lending transactions.
(f)	Illiquid security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At February 28, 2022, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,115,299,525	$883,287,271	$(47,283,315)	$836,003,956

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	28.0%
Health Care	13.0
Consumer Discretionary	12.4
Financials	11.1
Industrials	10.0
Communication Services	7.9
Consumer Staples	5.1
Real Estate	2.9
Energy	2.4
Materials	2.4
Utilities	1.7
Short-Term Investments	3.1

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2022, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	55	3/22	$12,776,680	$12,012,000	$(764,680)
S&P MidCap 400 E-mini Index March Futures	4	3/22	1,103,329	1,063,200	(40,129)

					$(804,809)

At February 28, 2022, Large Cap Equity Fund had deposited cash of $639,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.0%

COMMUNICATION SERVICES — 2.4%

Diversified Telecommunication Services — 0.1%
541	Anterix Inc.*	$28,825
382	ATN International Inc.	12,732
868	Bandwidth Inc., Class A Shares*	26,517
1,743	Cogent Communications Holdings Inc.	110,506
2,589	Consolidated Communications Holdings Inc.*	18,434
1,657	EchoStar Corp., Class A Shares*	40,331
19,744	Globalstar Inc.*(a)	23,298
870	IDT Corp., Class B Shares*	31,372
4,647	Iridium Communications Inc.*	183,975
2,029	Liberty Latin America Ltd., Class A Shares*	20,391
6,205	Liberty Latin America Ltd., Class C Shares*	62,608
694	Ooma Inc.*	11,604
2,657	Radius Global Infrastructure Inc., Class A Shares*	34,169
557	Telesat Corp.*	11,547

	Total Diversified Telecommunication Services	616,309

Entertainment — 1.0%
20,571	AMC Entertainment Holdings Inc., Class A Shares*(a)	387,969
260	Chicken Soup For The Soul Entertainment Inc., Class A Shares*	2,522
4,546	Cinemark Holdings Inc.*(a)	79,737
1,058	CuriosityStream Inc.*	3,872
33,290	Endeavor Group Holdings Inc., Class A Shares*(a)	1,003,028
633	Eros STX Global Corp.*	2,007
2,014	IMAX Corp.*	41,649
409	Liberty Media Corp-Liberty Braves, Class A Shares*	10,483
1,458	Liberty Media Corp-Liberty Braves, Class C Shares*	36,012
861	Liberty Media Corp-Liberty Formula One, Class A Shares*	48,354
8,108	Liberty Media Corp-Liberty Formula One, Class C Shares*	492,399
2,537	Lions Gate Entertainment Corp., Class A Shares*	38,968
99,692	Lions Gate Entertainment Corp., Class B Shares*	1,420,611
2,144	LiveOne Inc.*	1,834
8,083	Madison Square Garden Entertainment Corp.*	633,384
767	Madison Square Garden Sports Corp., Class A Shares*	132,691
809	Marcus Corp. (The)*	14,708
4,341	Playtika Holding Corp.*	89,424
13,206	Skillz Inc., Class A Shares*(a)	41,071
14,169	World Wrestling Entertainment Inc., Class A Shares(a)	839,655
87,155	Zynga Inc., Class A Shares*	791,367

	Total Entertainment	6,111,745

Interactive Media & Services — 0.1%
3,760	Cargurus Inc., Class A Shares*	182,172
2,700	Cars.com Inc.*	43,686
2,993	Eventbrite Inc., Class A Shares*	45,224
770	EverQuote Inc., Class A Shares*	11,458
5,744	fuboTV Inc.*(a)	49,111
3,362	Liberty TripAdvisor Holdings Inc., Class A Shares*	7,127
847	MediaAlpha Inc., Class A Shares*	12,163
297	Outbrain Inc.*	3,873
1,999	QuinStreet Inc.*	22,489
3,979	TripAdvisor Inc.*	101,226
2,771	TrueCar Inc.*	9,255
5,844	Vimeo Inc.*	75,913
3,054	Yelp Inc., Class A Shares*	103,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.4% — (continued)

Interactive Media & Services — 0.1% — (continued)
1,763	Ziff Davis Inc.*	$177,358

	Total Interactive Media & Services	844,555

Media — 1.2%
2,665	Advantage Solutions Inc.*	20,974
1,217	AMC Networks Inc., Class A Shares*	50,445
4,856	Audacy Inc., Class A Shares*	15,054
862	Boston Omaha Corp., Class A Shares*	24,127
1,585	Cable One Inc.	2,271,067
1,317	Cardlytics Inc.*	76,386
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	51,949
2,881	comScore Inc.*	7,548
58,295	Criteo SA, ADR*	1,938,892
41	Daily Journal Corp.*	13,258
930	Emerald Holding Inc.*	3,329
2,331	Entravision Communications Corp., Class A Shares	14,918
2,467	EW Scripps Co. (The), Class A Shares*	54,915
2,051	Fluent Inc.*	2,912
4,982	Gannett Co., Inc.*	24,711
3,257	Gray Television Inc.	76,312
634	Hemisphere Media Group Inc., Class A Shares*	3,392
4,541	iHeartMedia Inc., Class A Shares*	97,405
598	Integral Ad Science Holding Corp.*	11,189
15,744	Interpublic Group of Cos., Inc. (The)	579,379
1,798	John Wiley & Sons Inc., Class A Shares	90,457
3,088	Loyalty Ventures Inc.*	74,112
5,368	Magnite Inc.*	78,266
2,403	National CineMedia Inc.	7,137
6,485	New York Times Co. (The), Class A Shares	285,275
15,813	News Corp., Class A Shares	352,946
4,751	News Corp., Class B Shares	106,565
1,578	Nexstar Media Group Inc., Class A Shares	292,009
1,241	Scholastic Corp.	52,221
1,931	Sinclair Broadcast Group Inc., Class A Shares	57,930
2,112	Stagwell Inc.*	16,009
1,066	TechTarget Inc.*	83,553
8,909	TEGNA Inc.	204,194
240	Thryv Holdings Inc.*	7,296
2,259	WideOpenWest Inc.*	38,380

	Total Media	7,084,512

Wireless Telecommunication Services — 0.0%
2,724	Gogo Inc.*(a)	38,790
2,230	Shenandoah Telecommunications Co.	49,841
4,252	Telephone & Data Systems Inc.	73,772
522	United States Cellular Corp.*	14,360

	Total Wireless Telecommunication Services	176,763

	TOTAL COMMUNICATION SERVICES	14,833,884

CONSUMER DISCRETIONARY — 8.1%

Auto Components — 0.4%
3,677	Adient PLC*	164,546
4,445	American Axle & Manufacturing Holdings Inc.*	41,161
9,566	BorgWarner Inc.	392,302
613	Cooper-Standard Holdings Inc.*	7,797

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Auto Components — 0.4% — (continued)
5,678	Dana Inc.	$105,724
1,051	Dorman Products Inc.*	98,184
1,699	Fox Factory Holding Corp.*	200,516
9,445	Gentex Corp.	285,900
1,308	Gentherm Inc.*	110,971
11,039	Goodyear Tire & Rubber Co. (The)*	170,994
964	LCI Industries	120,037
2,403	Lear Corp.(a)	378,088
1,949	Modine Manufacturing Co.*	19,685
670	Motorcar Parts of America Inc.*	10,820
847	Patrick Industries Inc.	60,425
10,087	QuantumScape Corp., Class A Shares*(a)	162,804
928	Standard Motor Products Inc.	40,563
864	Stoneridge Inc.*	14,265
2,902	Tenneco Inc., Class A Shares*	55,951
1,115	Visteon Corp.*	133,990
1,550	XL Fleet Corp.*	3,022
746	XPEL Inc.*	54,160

	Total Auto Components	2,631,905

Automobiles — 0.1%
1,123	Arcimoto Inc.*(a)	6,603
5,022	Canoo Inc.*(a)	28,826
6,576	Fisker Inc.*(a)	80,227
6,176	Harley-Davidson Inc.(a)	255,069
5,872	Lordstown Motors Corp., Class A Shares*(a)	15,091
2,148	Thor Industries Inc.(a)	194,394
1,302	Winnebago Industries Inc.	83,419
3,949	Workhorse Group Inc.*(a)	12,361

	Total Automobiles	675,990

Distributors — 0.1%
911	Funko Inc., Class A Shares*	15,906
421	Greenlane Holdings Inc., Class A Shares*	227
1,562	Pool Corp.	716,302

	Total Distributors	732,435

Diversified Consumer Services — 0.5%
2,764	2U Inc.*	29,022
1,913	Adtalem Global Education Inc.*	39,752
753	American Public Education Inc.*	15,030
6,693	Bright Horizons Family Solutions Inc.*	874,373
552	Carriage Services Inc., Class A Shares	27,164
5,611	Chegg Inc.*(a)	175,456
2,745	Coursera Inc.*	55,806
563	European Wax Center Inc., Class A Shares*	14,002
3,349	Frontdoor Inc.*	100,637
142	Graham Holdings Co., Class B Shares	85,360
1,556	Grand Canyon Education Inc.*	135,107
7,091	H&R Block Inc.	175,928
5,128	Houghton Mifflin Harcourt Co.*	107,432
4,261	Laureate Education Inc., Class A Shares	46,189
2,966	Mister Car Wash Inc.*(a)	47,515
1,861	OneSpaWorld Holdings Ltd.*	19,243
2,793	Perdoceo Education Corp.*	29,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Diversified Consumer Services — 0.5% — (continued)
1,998	PowerSchool Holdings Inc., Class A Shares*	$31,468
888	Regis Corp.*	1,607
6,456	Service Corp. International	392,848
1,195	StoneMor Inc.*	3,107
954	Strategic Education Inc.	56,305
1,598	Stride Inc.*	53,661
4,919	Terminix Global Holdings Inc.*	209,353
666	Udemy Inc.*	8,785
4,269	Vivint Smart Home Inc.*	30,694
2,394	WW International Inc.*	24,395

	Total Diversified Consumer Services	2,789,482

Hotels, Restaurants & Leisure — 2.0%
2,156	Accel Entertainment Inc., Class A Shares*	28,222
8,966	Aramark	331,383
1,402	Bally’s Corp.*	50,500
43	Biglari Holdings Inc., Class B Shares*	5,909
912	BJ’s Restaurants Inc.*	29,248
3,722	Bloomin’ Brands Inc.*	91,598
318	Bluegreen Vacations Holding Corp., Class A Shares*	9,012
3,207	Boyd Gaming Corp.*	227,505
1,727	Brinker International Inc.*	73,467
1,399	Carrols Restaurant Group Inc.	3,693
1,124	Century Casinos Inc.*	13,825
1,940	Cheesecake Factory Inc. (The)*	83,013
1,392	Choice Hotels International Inc.	200,935
7,086	Churchill Downs Inc.	1,706,805
673	Chuy’s Holdings Inc.*	21,940
976	Cracker Barrel Old Country Store Inc.	131,048
1,619	Dave & Buster’s Entertainment Inc.*	70,167
1,076	Del Taco Restaurants Inc.	13,428
2,494	Denny’s Corp.*	39,455
796	Dine Brands Global Inc.	66,737
3,295	Drive Shack Inc.*	4,382
756	El Pollo Loco Holdings Inc.*	10,032
388	Esports Technologies Inc.*	3,209
3,558	Everi Holdings Inc.*	83,257
586	F45 Training Holdings Inc.*	9,013
689	Fiesta Restaurant Group Inc.*	6,938
668	First Watch Restaurant Group Inc.*	9,693
1,323	Full House Resorts Inc.*	11,642
1,648	GAN Ltd.*	10,992
700	Golden Entertainment Inc.*	39,851
1,525	Golden Nugget Online Gaming Inc.*	13,115
2,191	Hall of Fame Resort & Entertainment Co.*	2,322
3,320	Hilton Grand Vacations Inc.*	172,175
1,952	Hyatt Hotels Corp., Class A Shares*	189,559
65,672	International Game Technology PLC	2,010,877
846	Jack in the Box Inc.	72,984
697	Krispy Kreme Inc.(a)	10,392
164	Kura Sushi USA Inc., Class A Shares*	8,643
1,798	Life Time Group Holdings Inc.*	27,959
1,085	Lindblad Expeditions Holdings Inc.*	19,237
1,697	Marriott Vacations Worldwide Corp.	272,657
624	Monarch Casino & Resort Inc.*	48,610

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Hotels, Restaurants & Leisure — 2.0% — (continued)
142	Nathan’s Famous Inc.	$8,257
496	NEOGAMES SA*	11,210
1,393	Noodles & Co., Class A Shares*	9,528
15,082	Norwegian Cruise Line Holdings Ltd.*(a)	293,948
786	ONE Group Hospitality Inc.(The)*	9,228
1,336	Papa John’s International Inc.	142,712
6,656	Penn National Gaming Inc.*	341,786
3,364	Planet Fitness Inc., Class A Shares*	284,695
121,980	Playa Hotels & Resorts NV*	1,152,711
1,121	PlayAGS Inc.*	9,383
1,099	Portillo’s Inc., Class A Shares*(a)	27,541
392	RCI Hospitality Holdings Inc.	25,449
612	Red Robin Gourmet Burgers Inc.*	10,741
2,361	Red Rock Resorts Inc., Class A Shares	118,711
2,470	Rush Street Interactive Inc.*	25,515
1,213	Ruth’s Hospitality Group Inc.	30,095
3,740	Scientific Games Corp., Class A Shares*	235,321
11,664	SeaWorld Entertainment Inc.*	809,365
1,523	Shake Shack Inc., Class A Shares*	113,799
3,076	Six Flags Entertainment Corp.*	134,298
1,394	Target Hospitality Corp.*	4,391
2,717	Texas Roadhouse Inc., Class A Shares	257,870
3,286	Travel + Leisure Co.	184,180
1,605	Vail Resorts Inc.	418,183
6,927	Wendy’s Co. (The)	157,520
5,635	Wingstop Inc.	819,047
3,719	Wyndham Hotels & Resorts Inc.	321,359
430	Xponential Fitness Inc., Class A Shares*	9,004

	Total Hotels, Restaurants & Leisure	12,201,276

Household Durables — 1.2%
803	Aterian Inc.*(a)	2,401
372	Bassett Furniture Industries Inc.	6,529
971	Beazer Homes USA Inc.*	15,895
381	Cavco Industries Inc.*	103,872
1,256	Century Communities Inc.	80,032
778	Ethan Allen Interiors Inc.	20,275
263	Flexsteel Industries Inc.	5,678
4,982	GoPro Inc., Class A Shares*	42,845
1,247	Green Brick Partners Inc.*	28,918
302	Hamilton Beach Brands Holding Co., Class A Shares	4,560
971	Helen of Troy Ltd.*	199,706
469	Hooker Furnishings Corp.	9,849
170	Hovnanian Enterprises Inc., Class A Shares*	16,340
942	Installed Building Products Inc.	91,091
1,038	iRobot Corp.*	64,522
13,657	KB Home	527,297
1,696	La-Z-Boy Inc.	49,489
368	Legacy Housing Corp.*	9,373
5,373	Leggett & Platt Inc.	199,231
864	LGI Homes Inc.*	108,976
500	Lifetime Brands Inc.	6,550
483	Lovesac Co. (The)*	20,523
1,105	M/I Homes Inc.*	54,465
2,399	MDC Holdings Inc.	106,372

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Household Durables — 1.2% — (continued)
1,424	Meritage Homes Corp.*	$140,378
2,219	Mohawk Industries Inc.*	312,391
47,816	Newell Brands Inc.	1,135,630
10,109	PulteGroup Inc.	502,013
2,062	Purple Innovation Inc., Class A Shares*	12,413
2,059	Skyline Champion Corp.*	138,447
410	Snap One Holdings Corp.*	8,052
4,720	Sonos Inc.*	129,281
4,662	Taylor Morrison Home Corp., Class A Shares*	137,529
33,469	Tempur Sealy International Inc.	1,104,812
4,514	Toll Brothers Inc.	244,930
6,479	TopBuild Corp.*	1,390,912
783	Traeger Inc.*(a)	7,728
4,578	Tri Pointe Homes Inc.*	102,410
1,934	Tupperware Brands Corp.*	35,257
475	Universal Electronics Inc.*	15,784
659	VOXX International Corp., Class A Shares*	7,071
2,174	Vuzix Corp.*(a)	12,305
552	Weber Inc., Class A Shares(a)	6,304

	Total Household Durables	7,218,436

Internet & Direct Marketing Retail — 0.3%
24,867	1-800-Flowers.com Inc., Class A Shares*	384,941
331	1stdibs.com Inc.*	3,624
1,761	CarParts.com Inc.*	14,740
9,127	Chewy Inc., Class A Shares*(a)	430,247
362	Duluth Holdings Inc., Class B Shares*	5,043
780	Groupon Inc., Class A Shares*	16,942
617	Lands’ End Inc.*	10,464
937	Liquidity Services Inc.*	16,144
1,751	Overstock.com Inc.*	99,632
700	PetMed Express Inc.	18,865
3,057	Porch Group Inc.*	24,762
1,904	Quotient Technology Inc.*	12,643
14,475	Qurate Retail Inc., Class A Shares	79,757
3,636	RealReal Inc. (The)*	32,397
1,486	Revolve Group Inc., Class A Shares*	70,481
942	Shutterstock Inc.	85,279
3,079	Stitch Fix Inc., Class A Shares*(a)	38,641
5,301	Wayfair Inc., Class A Shares*(a)	746,752
283	Xometry Inc., Class A Shares*(a)	13,841

	Total Internet & Direct Marketing Retail	2,105,195

Leisure Products — 0.4%
1,289	Acushnet Holdings Corp.	56,458
597	American Outdoor Brands Inc.*	9,331
2,979	AMMO Inc.*(a)	14,031
11,820	BRP Inc.	845,957
3,094	Brunswick Corp.	295,539
4,547	Callaway Golf Co.*	112,493
970	Clarus Corp.	22,087
425	Escalade Inc.	5,631
11,385	Genius Brands International Inc.*	10,109
2,214	Hayward Holdings Inc.*(a)	39,609

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Leisure Products — 0.4% — (continued)
182	Johnson Outdoors Inc., Class A Shares	$15,010
1,172	Latham Group Inc.*	20,498
812	Malibu Boats Inc., Class A Shares*	56,572
338	Marine Products Corp.	4,086
691	MasterCraft Boat Holdings Inc.*	19,790
13,941	Mattel Inc.*	348,246
1,281	Nautilus Inc.*	6,239
2,292	Polaris Inc.(a)	278,501
2,040	Smith & Wesson Brands Inc.	35,965
740	Solo Brands Inc., Class A Shares*	7,814
721	Sturm Ruger & Co., Inc.	52,208
2,319	Vista Outdoor Inc.*	84,528
3,484	YETI Holdings Inc.*	214,475

	Total Leisure Products	2,555,177

Multiline Retail — 0.2%
1,366	Big Lots Inc.	47,482
284	Dillard’s Inc., Class A Shares	71,202
1,092	Franchise Group Inc.	46,028
5,999	Kohl’s Corp.	333,664
12,558	Macy’s Inc.(a)	325,503
4,448	Nordstrom Inc.*(a)	92,252
2,641	Ollie’s Bargain Outlet Holdings Inc.*	114,038

	Total Multiline Retail	1,030,169

Specialty Retail — 2.0%
1,426	Aaron’s Co., Inc. (The)	29,932
2,195	Abercrombie & Fitch Co., Class A Shares*	83,586
3,052	Academy Sports & Outdoors Inc.*(a)	98,793
6,265	American Eagle Outfitters Inc.(a)	132,066
216	America’s Car-Mart Inc.*	20,775
4,577	Arko Corp.*	38,218
896	Asbury Automotive Group Inc.*	173,923
1,604	AutoNation Inc.*	183,915
1,564	Barnes & Noble Education Inc.*	8,571
4,771	Bed Bath & Beyond Inc.*	80,582
720	Big 5 Sporting Goods Corp.(a)	11,923
1,157	Boot Barn Holdings Inc.*	100,682
1,189	Buckle Inc. (The)	42,804
16,361	Caleres Inc.	339,654
1,611	Camping World Holdings Inc., Class A Shares(a)	49,474
2,993	CarLotz Inc.*(a)	6,046
12,357	CarMax Inc.*(a)	1,350,991
597	Cato Corp. (The), Class A Shares	10,507
41,926	Chico’s FAS Inc.*	197,052
7,510	Children’s Place Inc. (The)*	472,830
297	Citi Trends Inc.*	11,081
707	Conn’s Inc.*	12,966
1,274	Container Store Group Inc. (The)*	11,249
36,062	Designer Brands Inc., Class A Shares*	470,609
2,526	Dick’s Sporting Goods Inc.(a)	265,230
7,290	Five Below Inc.*	1,192,717
4,105	Floor & Decor Holdings Inc., Class A Shares*	392,520
3,505	Foot Locker Inc.	110,828
2,589	GameStop Corp., Class A Shares*(a)	319,327

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Specialty Retail — 2.0% — (continued)
8,352	Gap Inc. (The)(a)	$121,522
663	Genesco Inc.*	42,531
710	Group 1 Automotive Inc.	129,170
2,023	GrowGeneration Corp.*	17,013
1,817	Guess? Inc.	39,792
560	Haverty Furniture Cos., Inc.	15,910
602	Hibbett Inc.	27,138
452	JOANN Inc.	5,144
569	Kirkland’s Inc.*(a)	7,875
289	Lazydays Holdings Inc.*	5,268
5,239	Leslie’s Inc.*(a)	111,643
1,184	Lithia Motors Inc., Class A Shares	403,531
960	LL Flooring Holdings Inc.*	15,418
884	MarineMax Inc.*	40,452
18,932	Monro Inc.	883,746
958	Murphy USA Inc.	173,149
29,942	National Vision Holdings Inc.*	1,097,973
23,929	ODP Corp. (The)*	1,052,876
334	OneWater Marine Inc., Class A Shares	16,971
3,799	Party City Holdco Inc.*	16,450
1,240	Penske Automotive Group Inc.	121,880
2,359	Petco Health & Wellness Co., Inc., Class A Shares*	41,330
2,586	Rent-A-Center Inc.	73,468
709	RH*	284,926
4,197	Sally Beauty Holdings Inc.*	72,524
2,516	Shift Technologies Inc.*(a)	5,082
641	Shoe Carnival Inc.	18,692
2,050	Signet Jewelers Ltd.	144,525
910	Sleep Number Corp.*	59,787
963	Sonic Automotive Inc., Class A Shares	51,723
1,503	Sportsman’s Warehouse Holdings Inc.*	17,149
885	Tilly’s Inc., Class A Shares	11,239
416	Torrid Holdings Inc.*(a)	3,640
452	TravelCenters of America Inc.*	19,088
2,577	Urban Outfitters Inc.*	70,893
5,154	Vroom Inc.*	31,336
2,971	Williams-Sonoma Inc.	430,379
131	Winmark Corp.	29,635
957	Zumiez Inc.*	42,577

	Total Specialty Retail	11,972,296

Textiles, Apparel & Luxury Goods — 0.9%
5,947	Capri Holdings Ltd.*	402,850
14,702	Carter’s Inc.	1,421,389
1,531	Columbia Sportswear Co.	141,954
2,333	Crocs Inc.*	195,342
1,105	Deckers Outdoor Corp.*	318,947
1,694	Fossil Group Inc.*	22,903
2,026	G-III Apparel Group Ltd.*	56,201
13,463	Hanesbrands Inc.	208,003
2,080	Kontoor Brands Inc.	103,043
752	Movado Group Inc.	29,644
617	Oxford Industries Inc.	54,537
1,080	PLBY Group Inc.*	17,194
2,775	PVH Corp.	271,645

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.1% — (continued)

Textiles, Apparel & Luxury Goods — 0.9% — (continued)
1,933	Ralph Lauren Corp., Class A Shares	$255,233
279	Rocky Brands Inc.	10,753
5,336	Skechers USA Inc., Class A Shares*	245,349
3,187	Steven Madden Ltd.	135,958
468	Superior Group of Cos., Inc.	9,594
11,240	Tapestry Inc.	459,716
7,747	Under Armour Inc., Class A Shares*	138,594
8,058	Under Armour Inc., Class C Shares*	125,947
548	Unifi Inc.*	10,286
1,143	Vera Bradley Inc.*	8,641
37,304	Wolverine World Wide Inc.(a)	859,111

	Total Textiles, Apparel & Luxury Goods	5,502,834

	TOTAL CONSUMER DISCRETIONARY	49,415,195

CONSUMER STAPLES — 4.4%

Beverages — 0.1%
367	Boston Beer Co., Inc. (The), Class A Shares*	140,730
2,142	Celsius Holdings Inc.*	136,852
184	Coca-Cola Consolidated Inc.	91,435
1,312	Duckhorn Portfolio Inc.(The)*	25,741
615	MGP Ingredients Inc.	48,960
827	National Beverage Corp.	36,396
6,352	Primo Water Corp.	92,358
414	Zevia PBC, Class A Shares*	2,588

	Total Beverages	575,060

Food & Staples Retailing — 0.3%
6,297	Albertsons Cos., Inc., Class A Shares	183,558
1,365	Andersons Inc. (The)	62,244
5,507	BJ’s Wholesale Club Holdings Inc.*	346,225
1,444	Casey’s General Stores Inc.	271,588
1,203	Chefs’ Warehouse Inc. (The)*	39,519
3,561	Grocery Outlet Holding Corp.*(a)	99,031
1,410	HF Foods Group Inc.*	8,812
533	Ingles Markets Inc., Class A Shares	43,823
450	MedAvail Holdings Inc.*	540
321	Natural Grocers by Vitamin Cottage Inc.	5,447
5,970	Performance Food Group Co.*	334,559
893	PriceSmart Inc.	64,939
2,441	Rite Aid Corp.*	22,360
1,409	SpartanNash Co.	39,649
4,426	Sprouts Farmers Market Inc.*	126,052
2,233	United Natural Foods Inc.*	89,834
8,734	US Foods Holding Corp.*	341,412
334	Village Super Market Inc., Class A Shares	7,609
635	Weis Markets Inc.	39,160

	Total Food & Staples Retailing	2,126,361

Food Products — 2.0%
2,617	AppHarvest Inc.*(a)	9,997
2,646	B&G Foods Inc.(a)	78,322
2,265	Beyond Meat Inc.*(a)	105,957
5,485	Bunge Ltd.	573,457
13,871	Calavo Growers Inc.	592,153
73,047	Cal-Maine Foods Inc.	3,233,791

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.4% — (continued)

Food Products — 2.0% — (continued)
6,501	Darling Ingredients Inc.*	$471,193
7,398	Flowers Foods Inc.	202,779
1,363	Fresh Del Monte Produce Inc.	35,275
1,613	Freshpet Inc.*	153,606
22,586	Hain Celestial Group Inc. (The)*	821,227
5,680	Hostess Brands Inc., Class A Shares*	122,347
2,691	Ingredion Inc.	238,799
2,375	J&J Snack Foods Corp.	388,835
366	John B Sanfilippo & Son Inc.	29,104
247	Laird Superfood Inc.*	1,519
5,884	Lamb Weston Holdings Inc.	390,874
780	Lancaster Colony Corp.	131,204
954	Landec Corp.*	10,990
584	Limoneira Co.	8,526
19,465	Mission Produce Inc.*	252,656
2,066	Pilgrim’s Pride Corp.*	48,716
2,367	Post Holdings Inc.*(a)	248,866
12,558	Sanderson Farms Inc.	2,242,733
9	Seaboard Corp.	34,735
203	Seneca Foods Corp., Class A Shares*	10,099
3,334	Simply Good Foods Co. (The)*	132,126
853	Sovos Brands Inc.*	10,355
1,831	Tattooed Chef Inc.*(a)	22,228
525	Tootsie Roll Industries Inc.	17,719
33,599	TreeHouse Foods Inc.*	1,318,761
2,369	Utz Brands Inc.	36,127
679	Vita Coco Co., Inc.(The)*(a)	7,870
846	Vital Farms Inc.*	12,056
1,493	Whole Earth Brands Inc.*	14,169

	Total Food Products	12,009,171

Household Products — 1.0%
362	Central Garden & Pet Co.*	17,137
1,692	Central Garden & Pet Co., Class A Shares*	74,516
5,167	Clorox Co. (The)	753,297
2,789	Energizer Holdings Inc.	93,125
64,789	Henkel AG & Co. KGaA, ADR	1,241,357
25,883	Kimberly-Clark Corp.	3,368,673
205	Oil-Dri Corp. of America	6,330
2,230	Reynolds Consumer Products Inc.	66,387
1,644	Spectrum Brands Holdings Inc.	152,530
537	WD-40 Co.	113,785

	Total Household Products	5,887,137

Personal Products — 1.0%
3,762	Beauty Health Co.*	72,908
180,271	Beiersdorf AG, ADR	3,634,624
1,603	BellRing Brands Inc., Class A Shares*	40,989
13,437	Coty Inc., Class A Shares*	123,217
2,159	Edgewell Personal Care Co.	77,033
1,851	elf Beauty Inc.*	48,922
26,232	Herbalife Nutrition Ltd.*	933,334
3,957	Honest Co., Inc.(The)*	22,871
741	Inter Parfums Inc.	68,824
464	Medifast Inc.	86,304

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.4% — (continued)

Personal Products — 1.0% — (continued)
462	Nature’s Sunshine Products Inc.	$8,099
5,343	NewAge Inc.*	3,616
17,438	Nu Skin Enterprises Inc., Class A Shares	808,949
325	Revlon Inc., Class A Shares*	3,149
570	USANA Health Sciences Inc.*	50,166
2,601	Veru Inc.*	14,540

	Total Personal Products	5,997,545

Tobacco — 0.0%
6,185	22nd Century Group Inc.*	14,473
514	Turning Point Brands Inc.	17,229
1,152	Universal Corp.	62,335
5,948	Vector Group Ltd.	66,677

	Total Tobacco	160,714

	TOTAL CONSUMER STAPLES	26,755,988

ENERGY — 3.4%

Energy Equipment & Services — 0.6%
5,992	Archrock Inc.	50,033
999	Bristow Group Inc.*	33,107
2,086	Cactus Inc., Class A Shares	105,677
7,906	ChampionX Corp.*	169,267
699	DMC Global Inc.*	20,551
14,449	Dril-Quip Inc.*	416,709
1,776	Expro Group Holdings NV*	28,576
354	FTS International Inc., Class A Shares*	9,370
5,030	Helix Energy Solutions Group Inc.*	20,371
4,186	Helmerich & Payne Inc.	151,659
6,678	ION Geophysical Corp.*	3,880
3,846	Liberty Oilfield Services Inc., Class A Shares*	47,998
311	Nabors Industries Ltd.*	39,043
1,206	National Energy Services Reunited Corp.*	10,745
3,902	Newpark Resources Inc.*	14,711
92,010	NexTier Oilfield Solutions Inc.*	732,400
15,738	NOV Inc.	269,907
32,531	Oceaneering International Inc.*	476,254
44,673	Oil States International Inc.*(a)	233,640
23,544	Patterson-UTI Energy Inc.	339,740
3,315	ProPetro Holding Corp.*	42,333
2,530	RPC Inc.*	22,188
2,057	Select Energy Services Inc., Class A Shares*	17,032
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	13,957
54,750	TechnipFMC PLC*(a)	375,037
33,597	TETRA Technologies Inc.*	107,510
1,640	Tidewater Inc.*	24,288
3,332	US Silica Holdings Inc.*	48,181

	Total Energy Equipment & Services	3,824,164

Oil, Gas & Consumable Fuels — 2.8%
979	Aemetis Inc.*	12,551
2,981	Alto Ingredients Inc.*	17,379
13,134	Antero Midstream Corp.	131,865
11,447	Antero Resources Corp.*	262,480
14,527	APA Corp.	517,597
714	Arch Resources Inc.	85,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.4% — (continued)

Oil, Gas & Consumable Fuels — 2.8% — (continued)
2,217	Berry Corp.	$22,170
1,778	Brigham Minerals Inc., Class A Shares	40,503
3,149	California Resources Corp.	129,833
1,899	Callon Petroleum Co.*	107,028
8,457	Centennial Resource Development Inc., Class A Shares*	74,252
387	Centrus Energy Corp., Class A Shares*	17,520
4,080	Chesapeake Energy Corp.	315,180
1,732	Civitas Resources Inc.	87,414
6,683	Clean Energy Fuels Corp.*	48,585
34,991	CNX Resources Corp.*	571,753
3,898	Comstock Resources Inc.*	32,353
1,384	CONSOL Energy Inc.*	42,544
2,564	Continental Resources Inc.(a)	142,123
31,869	Coterra Energy Inc.	743,504
1,205	Crescent Energy Inc., Class A Shares*	18,256
1,109	CVR Energy Inc.	19,286
2,938	Delek US Holdings Inc.	50,622
1,964	Denbury Inc.*	142,704
59,976	Devon Energy Corp.	3,571,571
6,091	DHT Holdings Inc.	38,312
14,367	Diamondback Energy Inc.	1,984,083
1,250	Dorian LPG Ltd.	17,225
988	Earthstone Energy Inc., Class A Shares*	12,844
6,121	Energy Fuels Inc.*	50,009
12,246	EQT Corp.	283,372
16,811	Equitrans Midstream Corp.	107,759
1,579	Falcon Minerals Corp.	9,063
4,918	Frontline Ltd.*(a)	46,278
6,841	Gevo Inc.*(a)	24,286
4,168	Golar LNG Ltd.*	72,523
1,457	Green Plains Inc.*	47,702
287	HighPeak Energy Inc.	6,067
5,970	HollyFrontier Corp.*	181,787
2,060	International Seaways Inc.	37,677
133	Kinetik Holdings Inc.(a)	9,044
18,268	Kosmos Energy Ltd.*	88,783
518	Laredo Petroleum Inc.*	39,658
5,686	Magnolia Oil & Gas Corp., Class A Shares	127,082
30,928	Marathon Oil Corp.	697,736
4,444	Matador Resources Co.	220,422
5,678	Murphy Oil Corp.	196,856
1,257	New Fortress Energy Inc., Class A Shares	34,681
6,391	Nordic American Tankers Ltd.	15,466
2,194	Northern Oil & Gas Inc.	55,026
792	Oasis Petroleum Inc.	104,948
10,419	Ovintiv Inc.	477,711
1,679	Par Pacific Holdings Inc.*	22,834
3,978	PBF Energy Inc., Class A Shares*	66,114
21,799	PDC Energy Inc.	1,406,472
3,924	Peabody Energy Corp.*	68,042
51,411	Range Resources Corp.*	1,179,882
871	Ranger Oil Corp., Class A Shares*	29,405
1,738	Renewable Energy Group Inc.*	106,887
206	REX American Resources Corp.*	19,459

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.4% — (continued)

Oil, Gas & Consumable Fuels — 2.8% — (continued)
112	Riley Exploration Permian Inc.	$3,752
1,758	Scorpio Tankers Inc.	30,572
4,714	SFL Corp., Ltd.	46,904
4,871	SM Energy Co.	172,969
41,054	Southwestern Energy Co.*	204,859
1,504	Talos Energy Inc.*	23,628
9,031	Targa Resources Corp.	590,357
2,758	Teekay Corp.*	9,294
971	Teekay Tankers Ltd., Class A Shares*	13,876
15,196	Tellurian Inc.*	57,897
237	Texas Pacific Land Corp.	281,729
9,961	Uranium Energy Corp.*	39,744
7,355	Ur-Energy Inc.*	10,885
3,524	W&T Offshore Inc.*	17,127
1,559	Whiting Petroleum Corp.	115,132
2,661	World Fuel Services Corp.	75,413

	Total Oil, Gas & Consumable Fuels	16,783,936

	TOTAL ENERGY	20,608,100

FINANCIALS — 12.9%

Banks — 5.8%
874	1st Source Corp.	42,205
631	Allegiance Bancshares Inc.	27,038
634	Amalgamated Financial Corp.	10,886
1,278	Amerant Bancorp Inc., Class A Shares	41,471
611	American National Bankshares Inc.	23,585
2,204	Ameris Bancorp	109,098
881	Arrow Financial Corp.	30,262
6,584	Associated Banc-Corp.	160,584
922	Atlantic Capital Bancshares Inc.*	29,817
3,231	Atlantic Union Bankshares Corp.	131,276
2,010	Banc of California Inc.	39,496
717	BancFirst Corp.	56,019
1,521	Bancorp Inc. (The)*	44,565
358	Bank First Corp.	25,214
1,784	Bank of Hawaii Corp.	153,745
722	Bank of Marin Bancorp	25,501
1,993	Bank of NT Butterfield & Son Ltd. (The)	76,531
4,963	Bank OZK	233,360
70,592	BankUnited Inc.	3,120,166
6,875	Banner Corp.	423,569
951	Bar Harbor Bankshares	27,341
21,596	Berkshire Hills Bancorp Inc.(a)	671,636
659	Blue Ridge Bankshares Inc.	10,577
1,281	BOK Financial Corp.	131,559
2,157	Brookline Bancorp Inc.	36,971
1,185	Business First Bancshares Inc.	31,035
1,141	Byline Bancorp Inc.	31,115
5,319	Cadence Bank	168,187
308	Cambridge Bancorp	27,150
653	Camden National Corp.	31,050
297	Capital Bancorp Inc.	7,369
831	Capital City Bank Group Inc.	23,326
779	Capstar Financial Holdings Inc.	16,671

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Banks — 5.8% — (continued)
946	Carter Bankshares Inc.*	$15,760
3,237	Cathay General Bancorp	152,236
1,106	CBTX Inc.	33,246
770	Central Pacific Financial Corp.	22,476
1,066	Citizens & Northern Corp.	26,405
423	City Holding Co.	33,700
563	Civista Bancshares Inc.	13,732
817	CNB Financial Corp.	21,365
367	Coastal Financial Corp.*	17,469
2,276	Columbia Banking System Inc.	83,370
19,717	Comerica Inc.	1,882,776
4,717	Commerce Bancshares Inc.	338,586
1,556	Community Bank System Inc.	113,495
784	Community Trust Bancorp Inc.	33,147
1,640	ConnectOne Bancorp Inc.	54,120
2,603	CrossFirst Bankshares Inc.*	40,945
2,376	Cullen/Frost Bankers Inc.	334,374
1,161	Customers Bancorp Inc.*	71,460
5,019	CVB Financial Corp.	118,348
1,448	Dime Community Bancshares Inc.	49,218
919	Eagle Bancorp Inc.	55,066
15,344	East West Bancorp Inc.	1,343,521
7,015	Eastern Bankshares Inc.	153,348
327	Enterprise Bancorp Inc.	13,175
1,508	Enterprise Financial Services Corp.	74,556
673	Equity Bancshares Inc., Class A Shares	21,166
1,431	Farmers National Banc Corp.	24,656
1,412	FB Financial Corp.	62,749
171	Fidelity D&D Bancorp Inc.(a)	8,439
794	Financial Institutions Inc.	25,360
6,950	First Bancorp	131,232
384	First Bancorp Inc. (The)	11,443
1,279	First Bancshares Inc. (The)	45,161
727	First Bank	10,592
2,279	First Busey Corp.	62,559
491	First Citizens BancShares Inc., Class A Shares	387,129
2,751	First Commonwealth Financial Corp.	44,429
805	First Community Bancshares Inc.	23,611
2,751	First Financial Bancorp	67,620
5,287	First Financial Bankshares Inc.	253,353
634	First Financial Corp.	29,487
1,734	First Foundation Inc.	46,246
5,689	First Hawaiian Inc.	165,379
22,246	First Horizon Corp.	522,336
357	First Internet Bancorp	17,450
3,637	First Interstate BancSystem Inc., Class A Shares	147,662
2,771	First Merchants Corp.	121,204
780	First Mid Bancshares Inc.	31,255
1,106	First of Long Island Corp. (The)	24,078
489	Five Star Bancorp	14,870
1,288	Flushing Financial Corp.	30,255
15,840	FNB Corp.	212,731
7,197	Fulton Financial Corp.	129,690
1,077	German American Bancorp Inc.	42,843

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Banks — 5.8% — (continued)
4,459	Glacier Bancorp Inc.	$247,029
537	Great Southern Bancorp Inc.	32,983
344	Guaranty Bancshares Inc.	12,030
3,568	Hancock Whitney Corp.	198,666
722	Hanmi Financial Corp.	18,859
2,232	HarborOne Bancorp Inc.	33,011
538	HBT Financial Inc.	10,297
1,969	Heartland Financial USA Inc.	97,702
2,685	Heritage Commerce Corp.	31,925
843	Heritage Financial Corp.	22,103
2,654	Hilltop Holdings Inc.	82,062
6,418	Home BancShares Inc.	150,245
519	HomeStreet Inc.	26,708
769	HomeTrust Bancshares Inc.	23,132
3,457	Hope Bancorp Inc.	58,631
1,825	Horizon Bancorp Inc.	36,646
122,577	Huntington Bancshares Inc.	1,902,395
4,748	Independent Bank Corp.	343,864
1,461	Independent Bank Group Inc.	112,716
2,482	International Bancshares Corp.	106,751
8,883	Investors Bancorp Inc.	148,701
3,000	Lakeland Bancorp Inc.	54,120
710	Lakeland Financial Corp.	56,949
1,309	Live Oak Bancshares Inc.	83,711
1,098	Macatawa Bank Corp.	10,080
721	Mercantile Bank Corp.	26,583
914	Meta Financial Group Inc.	50,626
678	Metrocity Bankshares Inc.	16,482
384	Metropolitan Bank Holding Corp.*	39,264
560	Mid Penn Bancorp Inc.	15,674
1,276	Midland States Bancorp Inc.	37,463
706	MidWestOne Financial Group Inc.	21,314
396	MVB Financial Corp.	15,254
30,909	National Bank Holdings Corp., Class A Shares	1,371,741
1,226	NBT Bancorp Inc.	47,042
623	Nicolet Bankshares Inc.*	59,347
512	Northrim BanCorp Inc.	22,932
3,558	Northwest Bancshares Inc.	50,097
2,392	OceanFirst Financial Corp.	53,533
1,444	OFG Bancorp	40,692
11,741	Old National Bancorp	214,625
1,982	Old Second Bancorp Inc.	28,204
970	Origin Bancorp Inc.	44,795
454	Orrstown Financial Services Inc.	11,087
23,685	Pacific Premier Bancorp Inc.	916,846
26,527	PacWest Bancorp	1,310,964
559	Park National Corp.	74,940
847	Peapack Gladstone Financial Corp.	31,949
1,230	Peoples Bancorp Inc.	38,474
249	Peoples Financial Services Corp.	11,900
17,393	People’s United Financial Inc.	366,644
3,054	Pinnacle Financial Partners Inc.	308,698
3,271	Popular Inc.	300,441
386	Preferred Bank	30,293

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Banks — 5.8% — (continued)
1,513	Premier Financial Corp.	$46,404
950	Primis Financial Corp.	13,585
3,769	Prosperity Bancshares Inc.	280,640
667	QCR Holdings Inc.	37,259
1,000	RBB Bancorp	24,120
294	Red River Bancshares Inc.	15,053
1,606	Renasant Corp.	58,635
486	Republic Bancorp Inc., Class A Shares	22,298
1,597	Republic First Bancorp Inc.*	8,288
1,066	S&T Bancorp Inc.	33,142
2,335	Sandy Spring Bancorp Inc.	109,955
2,022	Seacoast Banking Corp. of Florida	74,106
2,022	ServisFirst Bancshares Inc.	176,682
527	Sierra Bancorp	14,145
6,182	Signature Bank	2,132,110
4,627	Silvergate Capital Corp., Class A Shares*	592,626
3,047	Simmons First National Corp., Class A Shares	86,900
995	SmartFinancial Inc.	25,960
359	South Plains Financial Inc.	9,934
300	Southern First Bancshares Inc.*	17,118
906	Southside Bancshares Inc.	37,771
2,862	SouthState Corp.	257,580
916	Spirit of Texas Bancshares Inc.	26,133
980	Stock Yards Bancorp Inc.	52,401
395	Summit Financial Group Inc.	10,772
6,086	Synovus Financial Corp.	320,428
30,502	Texas Capital Bancshares Inc.*	2,031,433
338	Third Coast Bancshares Inc.*	7,865
620	Tompkins Financial Corp.	49,042
14,931	Towne Bank	465,549
1,213	TriCo Bancshares	52,644
1,298	TriState Capital Holdings Inc.*	43,094
863	Triumph Bancorp Inc.*	86,576
1,807	Trustmark Corp.	56,902
7,993	UMB Financial Corp.	814,167
9,043	Umpqua Holdings Corp.	193,068
5,437	United Bankshares Inc.	199,103
17,067	United Community Banks Inc.	659,810
1,298	Univest Financial Corp.	37,616
61,411	Valley National Bancorp	857,912
1,383	Veritex Holdings Inc.	56,191
784	Washington Trust Bancorp Inc.	42,548
7,376	Webster Financial Corp.	444,109
2,716	WesBanco Inc.	99,243
1,024	West BanCorp Inc.	29,594
757	Westamerica BanCorp	44,905
4,074	Western Alliance Bancorp	381,897
2,335	Wintrust Financial Corp.	232,006
6,320	Zions Bancorp NA	448,025

	Total Banks	35,105,818

Capital Markets — 2.2%
1,616	Affiliated Managers Group Inc.	223,590
5,692	Ares Management Corp., Class A Shares	461,564
2,349	Artisan Partners Asset Management Inc., Class A Shares	89,520

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Capital Markets — 2.2% — (continued)
1,195	Assetmark Financial Holdings Inc.*	$28,071
56	Associated Capital Group Inc., Class A Shares	2,191
774	B. Riley Financial Inc.	46,092
13,491	BGC Partners Inc., Class A Shares	61,789
2,006	Blucora Inc.*	39,919
2,607	Brightsphere Investment Group Inc.	62,229
6,533	Carlyle Group Inc. (The)	306,202
4,293	Cboe Global Markets Inc.	503,526
15,100	Cohen & Steers Inc.	1,227,026
1,081	Cowen Inc., Class A Shares	32,052
116	Diamond Hill Investment Group Inc.	22,490
1,166	Donnelley Financial Solutions Inc.*	37,429
1,560	Evercore Inc., Class A Shares	198,136
1,526	FactSet Research Systems Inc.	619,693
3,684	Federated Hermes Inc., Class B Shares	120,356
2,401	Focus Financial Partners Inc., Class A Shares*	120,146
205	GAMCO Investors Inc., Class A Shares	4,412
2,300	GCM Grosvenor Inc., Class A Shares	22,977
461	Greenhill & Co., Inc.	8,151
1,391	Hamilton Lane Inc., Class A Shares	108,637
2,054	Houlihan Lokey Inc., Class A Shares	211,274
13,467	Invesco Ltd.	286,039
6,849	Janus Henderson Group PLC	229,921
8,795	Jefferies Financial Group Inc.	312,574
4,103	Lazard Ltd., Class A Shares	141,882
3,199	LPL Financial Holdings Inc.	578,859
2,416	Moelis & Co., Class A Shares	116,475
4,440	Moody’s Corp.	1,429,813
922	Morningstar Inc.	258,759
6,013	Nasdaq Inc.	1,029,125
17,470	Northern Trust Corp.	1,989,833
4,245	Open Lending Corp., Class A Shares*	88,423
474	Oppenheimer Holdings Inc., Class A Shares	20,472
717	Piper Sandler Cos.	106,123
914	PJT Partners Inc., Class A Shares	58,332
805	Pzena Investment Management Inc., Class A Shares	7,430
1,125	Sculptor Capital Management Inc., Class A Shares	14,411
4,383	SEI Investments Co.	256,756
42,170	SLR Investment Corp.	763,277
19,598	StepStone Group Inc., Class A Shares	676,719
4,013	Stifel Financial Corp.	294,956
822	StoneX Group Inc.*	62,020
3,602	Virtu Financial Inc., Class A Shares	126,358
318	Virtus Investment Partners Inc.	76,517
4,940	WisdomTree Investments Inc.	27,812

	Total Capital Markets	13,510,358

Consumer Finance — 0.3%
163	Atlanticus Holdings Corp.*	8,683
332	Credit Acceptance Corp.*(a)	182,640
679	Curo Group Holdings Corp.	9,078
1,134	Encore Capital Group Inc.*	74,833
1,409	Enova International Inc.*	57,445
1,735	EZCORP Inc., Class A Shares*	10,393
1,566	FirstCash Holdings Inc.(a)	112,815

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Consumer Finance — 0.3% — (continued)
1,554	Green Dot Corp., Class A Shares*	$44,522
4,013	LendingClub Corp.*	74,561
456	LendingTree Inc.*	55,181
6,181	Navient Corp.	108,847
694	Nelnet Inc., Class A Shares	55,902
4,534	OneMain Holdings Inc., Class A Shares	231,143
788	Oportun Financial Corp.*	12,876
1,668	PRA Group Inc.*	74,443
2,609	PROG Holdings Inc.*	79,940
276	Regional Management Corp.	14,167
11,793	SLM Corp.	232,322
1,863	Upstart Holdings Inc.*(a)	294,335
166	World Acceptance Corp.*	32,614

	Total Consumer Finance	1,766,740

Diversified Financial Services — 0.2%
766	Alerus Financial Corp.	22,023
313	A-Mark Precious Metals Inc.	22,442
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	16,423
3,474	Cannae Holdings Inc.*	93,277
14,219	Voya Financial Inc.	957,650

	Total Diversified Financial Services	1,111,815

Insurance — 3.7%
2,329	Alleghany Corp.*	1,541,612
2,318	Ambac Financial Group Inc.*	29,740
3,212	American Equity Investment Life Holding Co.	121,060
2,756	American Financial Group Inc.	373,135
322	American National Group Inc.	60,868
843	AMERISAFE Inc.	39,705
1,257	Argo Group International Holdings Ltd.	53,008
2,252	Assurant Inc.	382,187
2,746	Assured Guaranty Ltd.	170,170
3,060	Axis Capital Holdings Ltd.	167,137
1,571	Bright Health Group Inc.*	5,216
3,187	Brighthouse Financial Inc.*	166,553
9,464	Brown & Brown Inc.	639,861
52,060	BRP Group Inc., Class A Shares*	1,445,706
1,866	Chubb Ltd.	379,992
1,762	Citizens Inc., Class A Shares*	7,489
5,179	CNO Financial Group Inc.	125,176
698	Crawford & Co., Class A Shares	5,382
558	Donegal Group Inc., Class A Shares	7,622
21,745	eHealth Inc.*	337,917
812	Employers Holdings Inc.	31,554
499	Enstar Group Ltd.*	142,230
993	Erie Indemnity Co., Class A Shares	173,874
8,999	Everest Re Group Ltd.	2,683,682
4,306	First American Financial Corp.	288,674
14,737	Genworth Financial Inc., Class A Shares*	59,832
4,072	Globe Life Inc.	411,109
1,888	GoHealth Inc., Class A Shares*	4,210
745	Goosehead Insurance Inc., Class A Shares	64,800
1,274	Greenlight Capital Re Ltd., Class A Shares*	9,160
1,474	Hanover Insurance Group Inc. (The)	205,638

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Insurance — 3.7% — (continued)
10,609	Hartford Financial Services Group Inc. (The)	$737,113
251	HCI Group Inc.	15,627
931	Heritage Insurance Holdings Inc.	5,195
1,213	Horace Mann Educators Corp.	50,449
51	Investors Title Co.	9,769
977	James River Group Holdings Ltd.	25,988
2,524	Kemper Corp.	134,883
880	Kinsale Capital Group Inc.	184,589
1,681	Lemonade Inc.*(a)	42,781
2,760	Maiden Holdings Ltd.*	6,734
1,734	Markel Corp.*	2,155,206
2,151	MBIA Inc.*	32,803
1,086	Mercury General Corp.	59,730
4,620	MetroMile Inc.*	5,914
98	National Western Life Group Inc., Class A Shares	20,908
380	NI Holdings Inc.*	6,813
11,280	Old Republic International Corp.	297,228
12,898	Palomar Holdings Inc.*	831,018
1,611	Primerica Inc.	209,253
1,532	ProAssurance Corp.	36,921
9,534	Reinsurance Group of America Inc.	1,056,939
1,850	RenaissanceRe Holdings Ltd.	278,943
1,595	RLI Corp.	161,893
412	Safety Insurance Group Inc.	34,377
2,344	Selective Insurance Group Inc.	194,997
6,025	Selectquote Inc.*	18,738
3,624	SiriusPoint Ltd.*	26,781
812	State Auto Financial Corp.	42,232
776	Stewart Information Services Corp.	52,675
845	Tiptree Inc.	10,808
21,794	Travelers Cos., Inc. (The)	3,744,863
758	Trean Insurance Group Inc.*	5,382
1,483	Trupanion Inc.*(a)	132,921
697	United Fire Group Inc.	19,244
904	United Insurance Holdings Corp.	3,309
1,053	Universal Insurance Holdings Inc.	12,173
8,408	Unum Group	234,751
119	White Mountains Insurance Group Ltd.	124,974
11,799	WR Berkley Corp.	1,065,450

	Total Insurance	22,224,671

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
302	AFC Gamma Inc.	5,965
21,215	AGNC Investment Corp.	273,886
286	Angel Oak Mortgage Inc.	4,645
6,342	Apollo Commercial Real Estate Finance Inc.	82,763
5,435	Arbor Realty Trust Inc.	97,830
1,519	Ares Commercial Real Estate Corp.	22,253
3,265	ARMOUR Residential REIT Inc.(a)	26,544
6,324	Blackstone Mortgage Trust Inc., Class A Shares	200,977
3,434	BrightSpire Capital Inc., Class A Shares	30,425
6,063	Broadmark Realty Capital Inc.	52,506
8,769	Chimera Investment Corp.	106,719
1,234	Dynex Capital Inc.	18,967
2,275	Ellington Financial Inc.	40,199

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Mortgage Real Estate Investment Trusts (REITs) — 0.3% — (continued)
1,156	Franklin BSP Realty Trust Inc.	$15,259
1,891	Granite Point Mortgage Trust Inc.	21,217
885	Great Ajax Corp.	10,080
3,066	Hannon Armstrong Sustainable Infrastructure Capital Inc.	145,144
12,192	Invesco Mortgage Capital Inc.	26,579
1,507	KKR Real Estate Finance Trust Inc.	32,355
4,624	Ladder Capital Corp., Class A Shares	52,991
16,758	MFA Financial Inc.	68,037
16,757	New Residential Investment Corp.	173,938
14,742	New York Mortgage Trust Inc.	51,744
4,625	Orchid Island Capital Inc., Class A Shares	15,216
3,805	PennyMac Mortgage Investment Trust	59,358
2,356	Ready Capital Corp.	34,987
4,454	Redwood Trust Inc.	46,277
11,764	Starwood Property Trust Inc.	280,454
3,150	TPG RE Finance Trust Inc.	37,296
12,622	Two Harbors Investment Corp.	63,867

	Total Mortgage Real Estate Investment Trusts (REITs)	2,098,478

Thrifts & Mortgage Finance — 0.4%
2,274	Axos Financial Inc.*	124,479
936	Blue Foundry Bancorp*	13,001
835	Bridgewater Bancshares Inc.*	14,053
4,308	Capitol Federal Financial Inc.	47,043
1,741	Columbia Financial Inc.*	36,979
4,492	Essent Group Ltd.	198,457
443	Federal Agricultural Mortgage Corp., Class C Shares	54,799
613	Finance Of America Cos Inc., Class A Shares*	1,986
1,515	Flagstar Bancorp Inc.	69,054
237	FS Bancorp Inc.	7,589
78	Hingham Institution for Savings	28,067
500	Home Bancorp Inc.	19,605
437	Home Point Capital Inc.	1,442
3,076	Kearny Financial Corp.	40,634
760	Luther Burbank Corp.	9,834
586	Merchants Bancorp	16,965
13,018	MGIC Investment Corp.	197,613
2,468	Mr Cooper Group Inc.*	125,448
18,610	New York Community Bancorp Inc.	214,759
3,498	NMI Holdings Inc., Class A Shares*	80,944
1,560	Northfield Bancorp Inc.	24,492
321	Ocwen Financial Corp.*	9,190
584	PCSB Financial Corp.	10,880
1,340	PennyMac Financial Services Inc.	77,385
545	Pioneer Bancorp Inc.*	5,755
1,137	Provident Bancorp Inc.	18,601
2,206	Provident Financial Services Inc.	52,348
7,574	Radian Group Inc.	181,019
453	Southern Missouri Bancorp Inc.	24,272
2,510	TFS Financial Corp.	43,097
651	TrustCo Bank Corp. NY	22,245
4,620	UWM Holdings Corp.	20,051
342	Velocity Financial Inc.*	4,374
1,225	Walker & Dunlop Inc.	169,479
3,122	Washington Federal Inc.	111,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.9% — (continued)

Thrifts & Mortgage Finance — 0.4% — (continued)
1,083	Waterstone Financial Inc.	$21,162
10,352	WSFS Financial Corp.	526,192

	Total Thrifts & Mortgage Finance	2,624,374

	TOTAL FINANCIALS	78,442,254

HEALTH CARE — 14.7%

Biotechnology — 2.5%
731	2seventy bio Inc.*	10,848
1,083	4D Molecular Therapeutics Inc.*	14,837
438	89bio Inc.*	2,028
4,782	ACADIA Pharmaceuticals Inc.*	121,511
326	Acumen Pharmaceuticals Inc.*	1,910
521	Adagio Therapeutics Inc.*(a)	3,485
825	Adicet Bio Inc.*	10,791
870	Aduro Biotech*(b)(c)	2,610
3,265	Adverum Biotechnologies Inc.*	4,375
1,772	Aeglea BioTherapeutics Inc.*	4,908
321	Aerovate Therapeutics Inc.*(a)	3,139
4,001	Affimed NV*	17,644
10,159	Agenus Inc.*	27,429
2,288	Agios Pharmaceuticals Inc.*	71,225
6,518	Akebia Therapeutics Inc.*	14,079
918	Akero Therapeutics Inc.*	16,276
989	Akouos Inc.*	5,281
9,102	Alaunos Therapeutics Inc.*	8,974
670	Albireo Pharma Inc.*	22,338
1,618	Aldeyra Therapeutics Inc.*	6,537
2,467	Alector Inc.*	39,077
769	Aligos Therapeutics Inc.*	1,861
6,308	Alkermes PLC*	156,817
1,151	Allakos Inc.*	6,434
2,436	Allogene Therapeutics Inc.*	22,289
1,036	Allovir Inc.*	9,324
460	Alpine Immune Sciences Inc.*	3,790
1,330	Altimmune Inc.*	9,855
636	ALX Oncology Holdings Inc.*	11,524
10,632	Amicus Therapeutics Inc.*	86,544
934	AnaptysBio Inc.*	28,552
2,611	Anavex Life Sciences Corp.*	28,617
530	Anika Therapeutics Inc.*	17,225
1,157	Annexon Inc.*	5,617
2,820	Apellis Pharmaceuticals Inc.*	119,935
866	Applied Molecular Transport Inc.*	5,690
730	Applied Therapeutics Inc.*	1,372
2,125	AquaBounty Technologies Inc.*	3,379
3,139	Arbutus Biopharma Corp.*	10,045
998	Arcturus Therapeutics Holdings Inc.*	23,922
1,922	Arcus Biosciences Inc.*	71,498
977	Arcutis Biotherapeutics Inc.*	17,391
3,557	Ardelyx Inc.*	2,739
2,495	Arena Pharmaceuticals Inc.*	236,950
3,991	Arrowhead Pharmaceuticals Inc.*	175,604
9,190	Ascendis Pharma AS, ADR*	1,032,864
3,264	Atara Biotherapeutics Inc.*	41,942

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Biotechnology — 2.5% — (continued)
3,372	Athenex Inc.*	$2,713
8,338	Athersys Inc.*	7,480
4,796	Atossa Therapeutics Inc.*	5,851
1,027	Atreca Inc., Class A Shares*	1,849
423	Aura Biosciences Inc.*	7,572
2,121	Avalo Therapeutics Inc.*	1,549
2,270	Avid Bioservices Inc.*	46,490
1,468	Avidity Biosciences Inc.*	24,897
975	Avita Medical Inc.*	8,970
1,397	Avrobio Inc.*	2,026
2,024	Beam Therapeutics Inc.*(a)	158,580
777	Beyondspring Inc.*(a)	1,873
587	BioAtla Inc.*	3,804
7,141	BioCryst Pharmaceuticals Inc.*	118,612
2,235	Biohaven Pharmaceutical Holding Co., Ltd.*	265,317
336	Biomea Fusion Inc.*	2,154
654	Bioxcel Therapeutics Inc.*	11,975
922	Black Diamond Therapeutics Inc.*	2,895
2,213	Bluebird Bio Inc.*	13,367
15,625	Blueprint Medicines Corp.*	946,094
795	Bolt Biotherapeutics Inc.*(a)	2,775
3,912	Bridgebio Pharma Inc.*(a)	30,514
971	Brooklyn ImmunoTherapeutics Inc.*	2,194
1,683	C4 Therapeutics Inc.*	37,750
1,472	Cardiff Oncology Inc.*	3,960
2,063	CareDx Inc.*	79,178
685	Caribou Biosciences Inc.*	6,836
4,462	Catalyst Pharmaceuticals Inc.*	34,804
320	Celcuity Inc.*	3,232
1,948	Celldex Therapeutics Inc.*	58,245
1,447	CEL-SCI Corp.*	8,364
401	Century Therapeutics Inc.*(a)	5,654
1,672	Cerevel Therapeutics Holdings Inc.*	44,258
2,278	ChemoCentryx Inc.*	69,115
2,677	Chimerix Inc.*	15,098
1,565	Chinook Therapeutics Inc.*	19,969
900	Clene Inc.*	2,781
4,071	Clovis Oncology Inc.*(a)	8,386
637	Codiak Biosciences Inc.*	3,007
1,507	Cogent Biosciences Inc.*(a)	8,937
48,153	Coherus Biosciences Inc.*	567,724
742	Cortexyme Inc.*	3,228
1,810	Crinetics Pharmaceuticals Inc.*	36,236
1,143	Cue Biopharma Inc.*	6,629
940	Cullinan Oncology Inc.*	13,480
2,955	Curis Inc.*	9,899
253	Cyteir Therapeutics Inc.*(a)	1,467
3,147	Cytokinetics Inc.*	111,152
2,146	CytomX Therapeutics Inc.*	8,219
367	Day One Biopharmaceuticals Inc.*(a)	5,013
1,442	Deciphera Pharmaceuticals Inc.*	11,118
3,590	Denali Therapeutics Inc.*	116,890
890	DermTech Inc.*	11,383
1,005	Design Therapeutics Inc.*	13,638

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Biotechnology — 2.5% — (continued)
4,153	Dynavax Technologies Corp.*	$50,916
1,194	Dyne Therapeutics Inc.*	10,233
633	Eagle Pharmaceuticals Inc.*	29,998
2,953	Editas Medicine Inc., Class A Shares*	50,555
1,397	Eiger BioPharmaceuticals Inc.*	5,588
226	Eliem Therapeutics Inc.*	2,036
13,401	Emergent BioSolutions Inc.*	554,533
753	Enanta Pharmaceuticals Inc.*	53,026
3,809	Epizyme Inc.*	5,675
724	Erasca Inc.*	8,978
1,296	Evelo Biosciences Inc.*	4,050
487	Exagen Inc.*	3,701
12,223	Exelixis Inc.*	250,938
19,352	Fate Therapeutics Inc.*	668,612
3,368	FibroGen Inc.*	47,388
290	Finch Therapeutics Group Inc.*	2,427
784	Foghorn Therapeutics Inc.*	7,534
1,285	Forma Therapeutics Holdings Inc.*	12,670
457	Forte Biosciences Inc.*	576
3,102	Fortress Biotech Inc.*	4,994
1,265	Frequency Therapeutics Inc.*	3,593
1,555	G1 Therapeutics Inc.*	16,499
875	Gemini Therapeutics Inc., Class A Shares*	1,190
1,906	Generation Bio Co.*	9,759
10,181	Geron Corp.*	11,097
2,308	Global Blood Therapeutics Inc.*	69,702
2,265	Gossamer Bio Inc.*	20,453
552	Graphite Bio Inc.*(a)	5,078
162	Greenwich Lifesciences Inc.*	3,157
1,577	Gritstone bio Inc.*	8,043
972	GT Biopharma Inc.*	3,091
5,432	Halozyme Therapeutics Inc.*	192,673
764	Harpoon Therapeutics Inc.*	3,132
4,418	Heron Therapeutics Inc.*(a)	31,368
1,849	Homology Medicines Inc.*	6,453
627	Hookipa Pharma Inc.*	1,505
1,841	Humanigen Inc.*	3,737
9,151	iBio Inc.*	2,928
476	Icosavax Inc.*(a)	8,292
1,337	Ideaya Biosciences Inc.*	17,648
297	IGM Biosciences Inc.*	4,954
325	Imago Biosciences Inc.*	7,654
267	Immuneering Corp., Class A Shares*(a)	1,994
621	Immunic Inc.*	7,235
2,277	ImmunityBio Inc.*(a)	15,575
8,241	ImmunoGen Inc.*	46,479
1,336	Immunovant Inc.*	7,455
339	Impel Neuropharma Inc.*(a)	2,448
3,573	Infinity Pharmaceuticals Inc.*	3,930
1,030	Inhibrx Inc.*	22,145
8,887	Inovio Pharmaceuticals Inc.*	28,794
606	Inozyme Pharma Inc.*	3,497
4,912	Insmed Inc.*	117,397
2,375	Instil Bio Inc.*	25,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Biotechnology — 2.5% — (continued)
2,807	Intellia Therapeutics Inc.*	$277,472
974	Intercept Pharmaceuticals Inc.*	13,889
5,638	Ionis Pharmaceuticals Inc.*	188,196
6,209	Iovance Biotherapeutics Inc.*	97,295
92,968	Ironwood Pharmaceuticals Inc., Class A Shares*	1,000,336
720	iTeos Therapeutics Inc.*	26,014
4,790	IVERIC bio Inc.*	76,832
458	Janux Therapeutics Inc.*(a)	7,914
1,329	Jounce Therapeutics Inc.*	9,914
871	KalVista Pharmaceuticals Inc.*	13,980
891	Karuna Therapeutics Inc.*	93,555
2,788	Karyopharm Therapeutics Inc.*	28,800
583	Keros Therapeutics Inc.*	31,307
1,310	Kezar Life Sciences Inc.*	19,454
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	10,988
890	Kinnate Biopharma Inc.*	6,924
1,361	Kodiak Sciences Inc.*	11,759
1,382	Kronos Bio Inc.*	10,406
704	Krystal Biotech Inc.*	44,739
2,874	Kura Oncology Inc.*	45,610
1,443	Kymera Therapeutics Inc.*	57,374
2,519	Lexicon Pharmaceuticals Inc.*	5,214
619	Ligand Pharmaceuticals Inc.*	62,655
4,915	Lineage Cell Therapeutics Inc.*	6,930
785	Lyell Immunopharma Inc.*	5,683
2,240	MacroGenics Inc.*	20,944
455	Madrigal Pharmaceuticals Inc.*	42,247
1,217	Magenta Therapeutics Inc.*	3,834
10,408	MannKind Corp.*	27,269
4,472	MEI Pharma Inc.*	9,660
1,109	MeiraGTx Holdings PLC*	15,892
2,852	Mersana Therapeutics Inc.*	12,520
4,371	MiMedx Group Inc.*	22,074
1,663	Mirati Therapeutics Inc.*	146,826
194	Mirum Pharmaceuticals Inc.*	4,598
1,501	Molecular Templates Inc.*	3,527
398	Monte Rosa Therapeutics Inc.*	5,707
901	Morphic Holding Inc.*	35,914
2,796	Mustang Bio Inc.*	2,431
3,295	Myriad Genetics Inc.*	80,332
3,339	Natera Inc.*	219,539
1,619	Neoleukin Therapeutics Inc.*	4,177
3,797	Neurocrine Biosciences Inc.*	341,236
626	NexImmune Inc.*	1,552
594	Nkarta Inc.*	5,382
3,050	Novavax Inc.*(a)	254,279
1,452	Nurix Therapeutics Inc.*	23,479
377	Nuvalent Inc., Class A Shares*(a)	5,636
6,773	Ocugen Inc.*(a)	23,841
910	Olema Pharmaceuticals Inc.*	4,259
233	Omega Therapeutics Inc.*	2,766
1,653	Oncocyte Corp.*	2,413
829	Oncorus Inc.*	1,749
1,785	Oncternal Therapeutics Inc.*	3,267

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Biotechnology — 2.5% — (continued)
19	Oncternal Therapeutics Inc.*(b)	$19
17,392	OPKO Health Inc.*	54,437
1,569	Organogenesis Holdings Inc., Class A Shares*	11,673
1,097	ORIC Pharmaceuticals Inc.*	8,513
3,559	Outlook Therapeutics Inc.*(a)	5,801
452	Oyster Point Pharma Inc.*(a)	4,502
1,516	Passage Bio Inc.*	5,033
898	PMV Pharmaceuticals Inc.*	14,224
144	Portage Biotech Inc.*	1,145
1,232	Poseida Therapeutics Inc.*	4,497
1,097	Praxis Precision Medicines Inc.*	14,371
3,243	Precigen Inc.*	7,297
1,683	Precision BioSciences Inc.*	7,153
477	Prelude Therapeutics Inc.*	4,212
1,189	Prometheus Biosciences Inc.*	51,769
1,740	Protagonist Therapeutics Inc.*	42,247
1,574	Prothena Corp. PLC*	54,460
2,840	PTC Therapeutics Inc.*	99,741
1,278	Puma Biotechnology Inc.*	2,939
2,313	Radius Health Inc.*	19,244
392	Rallybio Corp.*	4,308
823	RAPT Therapeutics Inc.*	16,460
4,908	Recursion Pharmaceuticals Inc., Class A Shares*	53,743
1,728	REGENXBIO Inc.*	45,291
2,929	Relay Therapeutics Inc.*	70,618
303	Reneo Pharmaceuticals Inc.*	1,460
1,004	Replimune Group Inc.*	16,104
2,268	REVOLUTION Medicines Inc.*	42,911
1,498	Rhythm Pharmaceuticals Inc.*	11,415
5,956	Rigel Pharmaceuticals Inc.*	14,950
20,045	Rocket Pharmaceuticals Inc.*	357,001
1,608	Rubius Therapeutics Inc.*	8,024
2,127	Sage Therapeutics Inc.*	77,359
3,358	Sana Biotechnology Inc.*(a)	21,693
4,061	Sangamo Therapeutics Inc.*	23,757
3,398	Sarepta Therapeutics Inc.*	260,321
1,356	Scholar Rock Holding Corp.*	23,594
3,649	Selecta Biosciences Inc.*	6,751
891	Sensei Biotherapeutics Inc.*(a)	3,217
2,747	Seres Therapeutics Inc.*	21,976
7,036	Sesen Bio Inc.*	4,463
1,091	Shattuck Labs Inc.*	5,455
312	Sigilon Therapeutics Inc.*	452
837	Silverback Therapeutics Inc.*(a)	3,599
2,460	Solid Biosciences Inc.*	2,004
11,099	Sorrento Therapeutics Inc.*(a)	28,080
6,187	Spectrum Pharmaceuticals Inc.*	4,207
983	Spero Therapeutics Inc.*	9,437
1,211	SpringWorks Therapeutics Inc.*	68,531
396	Spruce Biosciences Inc.*	899
931	SQZ Biotechnologies Co.*	4,906
672	Stoke Therapeutics Inc.*	13,104
888	Summit Therapeutics Inc.*	2,433
1,332	Surface Oncology Inc.*	4,795

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Biotechnology — 2.5% — (continued)
1,348	Sutro Biopharma Inc.*	$12,024
1,725	Syndax Pharmaceuticals Inc.*	26,893
2,249	Syros Pharmaceuticals Inc.*	2,901
849	Talaris Therapeutics Inc.*	5,952
910	Taysha Gene Therapies Inc.*	5,797
1,204	TCR2 Therapeutics Inc.*	3,263
476	Tenaya Therapeutics Inc.*(a)	5,550
5,487	TG Therapeutics Inc.*	54,157
13,159	Tonix Pharmaceuticals Holding Corp.*	2,433
2,478	Travere Therapeutics Inc., Class Preferre Shares*	67,550
6,599	Trevena Inc.*	3,020
22,426	Turning Point Therapeutics Inc.*	710,007
1,927	Twist Bioscience Corp.*	107,796
599	Tyra Biosciences Inc.*(a)	7,098
2,608	Ultragenyx Pharmaceutical Inc.*	175,571
1,774	United Therapeutics Corp.*	294,839
820	UroGen Pharma Ltd.*(a)	4,920
2,203	Vanda Pharmaceuticals Inc.*	25,026
4,917	Vaxart Inc.*(a)	24,978
1,593	Vaxcyte Inc.*	36,910
6,877	VBI Vaccines Inc.*	10,247
223	Vera Therapeutics Inc., Class A Shares*	5,176
2,792	Veracyte Inc.*	77,618
6,291	Verastem Inc.*	7,549
1,945	Vericel Corp.*	80,153
719	Verve Therapeutics Inc.*	23,475
2,765	Viking Therapeutics Inc.*	9,263
539	Vincerx Pharma Inc.*	2,733
2,418	Vir Biotechnology Inc.*	60,909
1,466	Viracta Therapeutics Inc.*	4,002
7,834	VistaGen Therapeutics Inc.*	10,968
545	Vor BioPharma Inc.*	4,921
1,012	Werewolf Therapeutics Inc.*	7,246
528	XBiotech Inc.	5,206
2,109	Xencor Inc.*	66,033
235	XOMA Corp.*(a)	5,154
1,137	Y-mAbs Therapeutics Inc.*	10,358
1,462	Zentalis Pharmaceuticals Inc.*	72,939

	Total Biotechnology	15,192,970

Health Care Equipment & Supplies — 4.9%
1,322	Accelerate Diagnostics Inc.*(a)	3,754
103,616	Accuray Inc.*	359,548
687	Acutus Medical Inc.*	1,120
2,648	Alphatec Holdings Inc.*	29,181
1,712	AngioDynamics Inc.*	40,283
1,692	Apyx Medical Corp.*	17,123
1,762	Artivion Inc.*	34,447
9,551	Asensus Surgical Inc.*	7,354
3,198	Aspira Women’s Health Inc.*	3,486
11,190	AtriCure Inc.*	777,145
49	Atrion Corp.	35,058
15,917	Avanos Medical Inc.*	563,303
1,288	AxoGen Inc.*	12,030
1,896	Axonics Inc.*	107,617

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Health Care Equipment & Supplies — 4.9% — (continued)
41,290	Baxter International Inc.	$3,508,411
344	BioLife Solutions Inc.*	8,084
12,080	Bioventus Inc., Class A Shares*	157,040
5,328	Butterfly Network Inc.*	27,439
14,636	Cardiovascular Systems Inc.*	308,234
6,314	Cerus Corp.*	37,063
766	ClearPoint Neuro Inc.*	6,703
1,135	CONMED Corp.	165,892
1,690	CryoPort Inc.*	58,018
875	Cue Health Inc.*(a)	7,236
795	Cutera Inc.*	30,496
317	CVRx Inc.*	2,783
26,079	CytoSorbents Corp.*	100,926
543	DarioHealth Corp.*	3,964
12,593	DENTSPLY SIRONA Inc.	681,785
792	Eargo Inc.*	3,810
6,505	Envista Holdings Corp.*	312,240
4,007	Figs Inc., Class A Shares*(a)	65,835
1,834	Glaukos Corp.*	101,439
3,055	Globus Medical Inc., Class A Shares*	214,828
35,341	Haemonetics Corp.*	2,039,529
369	Heska Corp.*	52,398
6,008	ICU Medical Inc.*	1,422,274
1,143	IDEXX Laboratories Inc.*	608,476
1,364	Inari Medical Inc.*	120,005
747	Inogen Inc.*	26,063
1,356	Integer Holdings Corp.*	113,728
2,932	Integra LifeSciences Holdings Corp.*	196,620
8,188	Intersect ENT Inc.*	222,714
3,465	Intuitive Surgical Inc.*	1,005,993
1,367	Invacare Corp.*	2,802
236	iRadimed Corp.	11,729
1,152	iRhythm Technologies Inc.*	148,919
2,794	Lantheus Holdings Inc.*	133,609
763	LeMaitre Vascular Inc.	36,220
2,093	LivaNova PLC*	164,970
4,060	Masimo Corp.*	639,247
1,768	Meridian Bioscience Inc.*	44,730
28,056	Merit Medical Systems Inc.*	1,824,482
188	Mesa Laboratories Inc.	48,002
1,116	Natus Medical Inc.*	31,047
4,221	Neogen Corp.*	150,690
1,019	Neuronetics Inc.*	3,403
271	NeuroPace Inc.*	2,114
1,372	Nevro Corp.*	98,372
5,730	NuVasive Inc.*	310,108
42,914	OraSure Technologies Inc.*	334,729
4,827	Ortho Clinical Diagnostics Holdings PLC*	85,390
686	Orthofix Medical Inc.*	23,310
567	OrthoPediatrics Corp.*	31,780
1,748	Outset Medical Inc.*	76,860
2,936	PAVmed Inc.*	4,492
1,396	Penumbra Inc.*	309,549
436	PROCEPT BioRobotics Corp.*	10,891

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Health Care Equipment & Supplies — 4.9% — (continued)
1,017	Pulmonx Corp.*	$26,706
553	Pulse Biosciences Inc.*	2,809
5,071	Quidel Corp.*	536,461
3,288	Quotient Ltd.*	4,603
776	Retractable Technologies Inc.*	3,678
385	RxSight Inc.*	5,167
1,101	SeaSpine Holdings Corp.*	13,950
15,853	Senseonics Holdings Inc.*(a)	28,535
1,370	Shockwave Medical Inc.*	242,805
1,183	SI-BONE Inc.*	26,097
2,343	Sientra Inc.*	6,631
349	Sight Sciences Inc.*	6,076
1,321	Silk Road Medical Inc.*	49,049
97,781	Smith & Nephew PLC, ADR(a)	3,484,915
1,864	STAAR Surgical Co.*	147,852
2,068	Stereotaxis Inc.*	9,554
496	Surmodics Inc.*	22,260
664	Tactile Systems Technology Inc.*	13,519
529	Talis Biomedical Corp.*	1,106
11,791	Tandem Diabetes Care Inc.*	1,328,020
5,732	Teleflex Inc.	1,927,729
907	TransMedics Group Inc.*	16,798
1,146	Treace Medical Concepts Inc.*	24,685
120	Utah Medical Products Inc.	10,801
809	Vapotherm Inc.*	12,289
18,710	Varex Imaging Corp.*	442,304
4,811	ViewRay Inc.*	20,014
25,992	Zimmer Biomet Holdings Inc.	3,305,922
810	Zynex Inc.(a)	5,095

	Total Health Care Equipment & Supplies	29,854,350

Health Care Providers & Services — 3.1%
4,318	1Life Healthcare Inc.*	46,678
49,652	Acadia Healthcare Co., Inc.*	2,815,765
2,331	Accolade Inc.*	41,911
3,134	AdaptHealth Corp., Class A Shares*	54,626
599	Addus HomeCare Corp.*	50,939
892	Agiliti Inc.*	16,065
6,595	agilon health Inc.*(a)	133,351
3,178	Alignment Healthcare Inc.*	26,822
9,527	Amedisys Inc.*	1,526,606
1,898	AMN Healthcare Services Inc.*	201,454
1,526	Apollo Medical Holdings Inc.*	73,431
780	Apria Inc.*	29,125
1,522	Aveanna Healthcare Holdings Inc.*	7,990
480	Biodesix Inc.*	1,142
7,766	Brookdale Senior Living Inc.*	53,430
919	Castle Biosciences Inc.*	39,784
3,033	Chemed Corp.	1,450,654
5,286	Community Health Systems Inc.*	55,556
331	CorVel Corp.*	52,649
4,282	Covetrus Inc.*	75,877
1,562	Cross Country Healthcare Inc.*	34,879
15,479	Encompass Health Corp.	1,021,924
2,037	Ensign Group Inc. (The)	171,189

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Health Care Providers & Services — 3.1% — (continued)
885	Fulgent Genetics Inc.*	$55,135
3,571	Guardant Health Inc.*	236,650
1,356	Hanger Inc.*	24,571
15,181	HealthEquity Inc.*	815,372
5,568	Henry Schein Inc.*	480,964
783	InfuSystem Holdings Inc.*	8,997
722	Innovage Holding Corp.*	3,559
8,433	Invitae Corp.*(a)	90,992
633	Joint Corp. (The)*	25,953
1,200	LHC Group Inc.*	163,404
1,621	LifeStance Health Group Inc.*(a)	15,286
20,744	MEDNAX Inc.*	486,862
461	ModivCare Inc.*	54,398
5,729	Molina Healthcare Inc.*	1,758,058
449	National HealthCare Corp.	29,194
498	National Research Corp.	19,810
379	Ontrak Inc.*	1,016
69,847	Option Care Health Inc.*	1,795,068
3,007	Owens & Minor Inc.	132,759
17,946	Patterson Cos., Inc.	536,585
916	Pennant Group Inc. (The)*	14,885
18,364	PetIQ Inc., Class A Shares*(a)	364,342
4,900	Premier Inc., Class A Shares	176,106
633	Privia Health Group Inc.*	16,293
2,558	Progyny Inc.*	100,683
4,729	R1 RCM Inc.*	128,582
1,688	RadNet Inc.*	41,643
4,382	Select Medical Holdings Corp.	101,443
501	Sharps Compliance Corp.*	3,086
2,773	Signify Health Inc., Class A Shares*	38,961
1,615	SOC Telemed Inc., Class A Shares*(a)	4,748
1,409	Surgery Partners Inc.*	73,648
4,227	Tenet Healthcare Corp.*	363,480
2,085	Tivity Health Inc.*	56,879
17,449	Universal Health Services Inc., Class B Shares	2,511,435
612	US Physical Therapy Inc.	56,286
1,562	Viemed Healthcare Inc.*	5,998

	Total Health Care Providers & Services	18,774,978

Health Care Technology — 0.5%
4,718	Allscripts Healthcare Solutions Inc.*	91,812
8,103	American Well Corp., Class A Shares*	34,276
4,164	Certara Inc.*	105,516
10,207	Change Healthcare Inc.*	218,634
536	Computer Programs & Systems Inc.*	16,498
549	Convey Health Solutions Holdings Inc.*	3,179
548	Definitive Healthcare Corp., Class A Shares*	12,670
3,284	Evolent Health Inc., Class A Shares*	87,518
728	Forian Inc.*(a)	5,060
2,001	Health Catalyst Inc.*	54,267
1,189	HealthStream Inc.*	24,363
954	iCAD Inc.*	4,608
3,563	Inspire Medical Systems Inc.*	869,586
16,188	Multiplan Corp.*(a)	60,867
1,523	NantHealth Inc.*	1,264

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Health Care Technology — 0.5% — (continued)
2,266	NextGen Healthcare Inc.*	$44,255
1,758	Omnicell Inc.*	227,274
765	OptimizeRx Corp.*	34,647
2,138	Phreesia Inc.*	65,829
1,712	Schrodinger Inc.*	59,509
532	Simulations Plus Inc.	20,955
825	Tabula Rasa HealthCare Inc.*	4,702
5,597	Veeva Systems Inc., Class A Shares*	1,281,993

	Total Health Care Technology	3,329,282

Life Sciences Tools & Services — 2.2%
3,424	10X Genomics Inc., Class A Shares*	278,953
429	Absci Corp.*	4,020
4,636	Adaptive Biotechnologies Corp.*(a)	66,897
291	Akoya Biosciences Inc.*	3,224
216	Alpha Teknova Inc.*	3,672
24,151	Avantor Inc.*	837,798
1,816	Berkeley Lights Inc.*	13,929
10,701	Bionano Genomics Inc.*(a)	22,900
1,388	Bio-Rad Laboratories Inc., Class A Shares*	868,832
6,051	Bio-Techne Corp.	2,537,850
4,132	Bruker Corp.	290,769
9,394	Charles River Laboratories International Inc.*	2,735,157
2,085	ChromaDex Corp.*	5,692
392	Codex DNA Inc.*	3,998
2,245	Codexis Inc.*	44,743
547	Cytek Biosciences Inc.*	7,461
86,214	Fluidigm Corp.*(a)(c)	317,268
1,622	Harvard Bioscience Inc.*	8,759
6,710	Illumina Inc.*	2,191,486
614	Inotiv Inc.*	16,228
4,333	Maravai LifeSciences Holdings Inc., Class A Shares*	169,290
4,487	MaxCyte Inc.*	31,230
1,145	Medpace Holdings Inc.*	175,151
1,698	NanoString Technologies Inc.*	60,211
4,675	NeoGenomics Inc.*	100,092
7,836	Pacific Biosciences of California Inc.*	93,405
5,063	PerkinElmer Inc.	909,365
1,262	Personalis Inc.*	13,251
9,133	QIAGEN NV*	453,819
1,361	Quanterix Corp.*	45,920
239	Rapid Micro Biosystems Inc., Class A Shares*	1,671
2,203	Repligen Corp.*	433,330
1,843	Seer Inc., Class A Shares*(a)	28,235
359	Singular Genomics Systems Inc.*	2,955
4,474	Sotera Health Co.*	97,846
4,110	Syneos Health Inc., Class A Shares*	325,512

	Total Life Sciences Tools & Services	13,200,919

Pharmaceuticals — 1.5%
8,548	9 Meters Biopharma Inc.*(a)	4,665
5,051	Achillion Pharmaceuticals Inc.*(b)	2,323
1,785	Aclaris Therapeutics Inc.*	26,596
1,485	Aerie Pharmaceuticals Inc.*	12,325
71,099	Amneal Pharmaceuticals Inc.*	322,078

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Pharmaceuticals — 1.5% — (continued)
1,650	Amphastar Pharmaceuticals Inc.*	$45,721
7,774	Ampio Pharmaceuticals Inc.*	3,886
796	Angion Biomedica Corp.*	1,481
356	ANI Pharmaceuticals Inc.*	13,332
5,783	Antares Pharma Inc.*	20,240
1,854	Arvinas Inc.*	120,158
2,392	Atea Pharmaceuticals Inc.*	15,165
1,072	Athira Pharma Inc.*	9,820
1,299	Axsome Therapeutics Inc.*(a)	36,515
3,954	BioDelivery Sciences International Inc.*	22,063
1,882	Cara Therapeutics Inc.*	19,516
1,485	Cassava Sciences Inc.*(a)	63,127
20,363	Catalent Inc.*	2,077,841
4,646	Citius Pharmaceuticals Inc.*(a)	7,155
1,236	Collegium Pharmaceutical Inc.*	24,065
3,955	Corcept Therapeutics Inc.*	88,157
1,684	CorMedix Inc.*	8,218
2,827	Cymabay Therapeutics Inc.*	8,990
462	DICE Therapeutics Inc.*	8,542
9,078	Durect Corp.*	6,021
1,848	Edgewise Therapeutics Inc.*	21,788
9,639	Endo International PLC*	29,977
1,091	Esperion Therapeutics Inc.*(a)	4,462
1,328	Evolus Inc.*	12,151
826	EyePoint Pharmaceuticals Inc.*	8,219
958	Fulcrum Therapeutics Inc.*	10,538
866	Harmony Biosciences Holdings Inc.*	34,605
1,022	Ikena Oncology Inc.*	6,244
87,837	Innoviva Inc.*	1,687,349
3,111	Intra-Cellular Therapies Inc.*	172,598
2,420	Jazz Pharmaceuticals PLC*	332,556
2,157	Kala Pharmaceuticals Inc.*	1,428
854	Kaleido Biosciences Inc.*	1,272
1,168	KemPharm Inc.*(a)	6,926
246	Landos Biopharma Inc.*	524
1,235	Marinus Pharmaceuticals Inc.*	9,658
18,935	Mind Medicine MindMed Inc.*(a)	23,101
7,453	Nektar Therapeutics, Class A Shares*	76,319
1,102	NGM Biopharmaceuticals Inc.*	16,376
6,179	Nuvation Bio Inc.*	31,266
2,651	Ocular Therapeutix Inc.*	14,793
2,181	Omeros Corp.*(a)	15,703
1,092	Oramed Pharmaceuticals Inc.*	11,248
10,226	Organon & Co.	381,737
17,872	Pacira BioSciences Inc.*	1,191,884
2,064	Paratek Pharmaceuticals Inc.*	7,265
5,260	Perrigo Co. PLC(a)	186,835
674	Phathom Pharmaceuticals Inc.*	12,220
789	Phibro Animal Health Corp., Class A Shares	16,806
746	Pliant Therapeutics Inc.*	6,692
15,082	Prestige Consumer Healthcare Inc.*	897,831
3,674	Progenics Pharmaceuticals Inc.*(b)	–
1,913	Provention Bio Inc.*	11,995
1,325	Rain Therapeutics Inc.*	7,924

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 14.7% — (continued)

Pharmaceuticals — 1.5% — (continued)
1,024	Reata Pharmaceuticals Inc., Class A Shares*	$33,526
604	Relmada Therapeutics Inc.*	12,388
2,964	Revance Therapeutics Inc.*	40,221
3,088	Seelos Therapeutics Inc.*	3,273
1,907	SIGA Technologies Inc.*	11,442
29,906	Supernus Pharmaceuticals Inc.*	955,497
377	Tarsus Pharmaceuticals Inc.*	6,647
378	Terns Pharmaceuticals Inc.*	1,255
15,457	TherapeuticsMD Inc.*	3,697
2,181	Theravance Biopharma Inc.*	21,963
738	Theseus Pharmaceuticals Inc.*	7,454
528	Ventyx Biosciences Inc.*	6,172
471	Verrica Pharmaceuticals Inc.*	3,947
1,508	WaVe Life Sciences Ltd.*	3,702
2,285	Zogenix Inc.*	60,004

	Total Pharmaceuticals	9,389,478

	TOTAL HEALTH CARE	89,741,977

INDUSTRIALS — 16.4%

Aerospace & Defense — 2.1%
1,325	AAR Corp.*	59,545
32,389	Aerojet Rocketdyne Holdings Inc.	1,255,074
877	Aerovironment Inc.*	62,311
337	AerSale Corp.*	5,277
1,028	Astronics Corp.*	15,122
2,614	Axon Enterprise Inc.*	366,613
3,767	BWX Technologies Inc.	201,233
668	Byrna Technologies Inc.*	6,687
341	Cadre Holdings Inc.	7,509
1,582	Curtiss-Wright Corp.	233,377
368	Ducommun Inc.*	18,588
23,737	HEICO Corp., Class A Shares	2,917,752
20,449	Hexcel Corp.	1,183,997
15,540	Howmet Aerospace Inc.	558,197
1,566	Huntington Ingalls Industries Inc.	320,090
1,078	Kaman Corp.	46,796
5,155	Kratos Defense & Security Solutions Inc.*	107,843
2,946	Maxar Technologies Inc.	95,568
15,002	Mercury Systems Inc.*	903,420
1,217	Moog Inc., Class A Shares	101,145
183	National Presto Industries Inc.	14,548
863	Northrop Grumman Corp.	381,567
809	Park Aerospace Corp.	11,221
1,057	Parsons Corp.*	36,636
13,600	Spirit AeroSystems Holdings Inc., Class A Shares	680,000
8,838	Textron Inc.	646,323
3,513	TransDigm Group Inc.*	2,341,731
2,786	Triumph Group Inc.*	69,761
392	Vectrus Inc.*	17,969
7,434	Virgin Galactic Holdings Inc.*(a)	71,961
2,325	Woodward Inc.	289,765

	Total Aerospace & Defense	13,027,626

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Air Freight & Logistics — 0.1%
2,209	Air Transport Services Group Inc.*	$69,606
1,171	Atlas Air Worldwide Holdings Inc.*	91,760
1,090	Forward Air Corp.	112,466
3,893	GXO Logistics Inc.*	326,739
1,319	Hub Group Inc., Class A Shares*	111,324
1,467	Radiant Logistics Inc.*	10,122

	Total Air Freight & Logistics	722,017

Airlines — 0.2%
4,922	Alaska Air Group Inc.*	276,321
621	Allegiant Travel Co.*	108,110
25,665	American Airlines Group Inc.*(a)	442,721
1,176	Copa Holdings SA, Class A Shares*(a)	99,772
1,711	Frontier Group Holdings Inc.*	22,038
2,057	Hawaiian Holdings Inc.*	39,453
12,868	JetBlue Airways Corp.*	196,494
1,325	Mesa Air Group Inc.*	5,764
1,945	SkyWest Inc.*	54,674
3,811	Spirit Airlines Inc.*	95,580
1,269	Sun Country Airlines Holdings Inc.*	34,326

	Total Airlines	1,375,253

Building Products — 1.8%
1,661	AAON Inc.	97,268
14,682	Advanced Drainage Systems Inc.	1,713,683
3,607	Allegion PLC	413,074
792	American Woodmark Corp.*	42,435
5,306	AO Smith Corp.	363,885
1,101	Apogee Enterprises Inc.	49,622
1,865	Armstrong World Industries Inc.	164,866
4,433	AZEK Co., Inc. (The), Class A Shares*	130,729
7,601	Builders FirstSource Inc.*	565,666
897	Caesarstone Ltd.	10,755
6,620	Carlisle Cos., Inc.	1,571,588
2,220	Cornerstone Building Brands Inc.*	49,018
625	CSW Industrials Inc.	75,206
5,433	Fortune Brands Home & Security Inc.	472,128
1,387	Gibraltar Industries Inc.*	67,020
1,812	Griffon Corp.	41,767
781	Insteel Industries Inc.	28,983
3,835	JELD-WEN Holding Inc.*	88,512
1,318	Lennox International Inc.	351,814
958	Masonite International Corp.*	90,368
4,025	Owens Corning	375,090
2,839	PGT Innovations Inc.*	61,067
1,220	Quanex Building Products Corp.	27,889
73,257	Resideo Technologies Inc.*	1,885,635
1,757	Simpson Manufacturing Co., Inc.	208,222
15,832	Trex Co., Inc.*	1,454,011
2,305	UFP Industries Inc.	197,654
5,200	View Inc.*(a)	12,584
4,969	Zurn Water Solutions Corp.	161,592

	Total Building Products	10,772,131

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Commercial Services & Supplies — 1.7%
2,736	ABM Industries Inc.	$122,655
4,687	ACCO Brands Corp.	40,308
6,410	ADT Inc.	46,857
933	Aris Water Solution Inc., Class A Shares	13,631
1,957	Brady Corp., Class A Shares	90,179
1,385	BrightView Holdings Inc.*	18,711
1,877	Brink’s Co. (The)	131,503
1,909	Casella Waste Systems Inc., Class A Shares*	143,939
1,390	CECO Environmental Corp.*	7,478
692	Cimpress PLC*	43,589
9,171	Clean Harbors Inc.*	875,189
4,868	CoreCivic Inc.*	44,347
1,668	Deluxe Corp.	51,892
2,007	Driven Brands Holdings Inc.*	58,946
1,039	Ennis Inc.	19,512
2,849	GEO Group Inc. (The)*	16,980
124,969	Harsco Corp.*	1,488,381
3,189	Healthcare Services Group Inc.	50,450
534	Heritage-Crystal Clean Inc.*	14,973
1,664	HNI Corp.	67,708
5,449	IAA Inc.*	200,196
2,175	Interface Inc., Class A Shares	28,384
55,646	KAR Auction Services Inc.*	1,027,225
1,285	Kimball International Inc., Class B Shares	11,912
24,852	Matthews International Corp., Class A Shares	824,589
2,966	MillerKnoll Inc.	115,318
1,144	Montrose Environmental Group Inc.*	50,462
1,431	MSA Safety Inc.	199,052
157	NL Industries Inc.	1,002
4,876	Pitney Bowes Inc.	24,283
838	SP Plus Corp.*	25,014
4,320	Steelcase Inc., Class A Shares	52,574
20,119	Stericycle Inc.*	1,174,145
1,220	Team Inc.*	1,152
2,164	Tetra Tech Inc.	343,578
631	UniFirst Corp.	114,369
13,255	US Ecology Inc.*	628,817
1,105	Viad Corp.*	38,609
375	VSE Corp.	17,869
17,352	Waste Connections Inc.	2,142,798

	Total Commercial Services & Supplies	10,368,576

Construction & Engineering — 1.4%
5,484	AECOM	398,467
1,297	Ameresco Inc., Class A Shares*	83,332
7,831	API Group Corp.*	168,915
1,850	Arcosa Inc.	97,440
520	Argan Inc.	20,223
1,394	Comfort Systems USA Inc.	119,856
1,176	Concrete Pumping Holdings Inc.*	8,749
1,217	Construction Partners Inc., Class A Shares*	32,567
19,474	Dycom Industries Inc.*	1,695,406
2,131	EMCOR Group Inc.	246,216
5,599	Fluor Corp.*	121,274
1,784	Granite Construction Inc.	54,002

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Construction & Engineering — 1.4% — (continued)
2,542	Great Lakes Dredge & Dock Corp.*	$35,868
303	IES Holdings Inc.*	12,738
797	Infrastructure & Energy Alternatives Inc.*	8,671
2,212	INNOVATE Corp.*	7,366
2,188	MasTec Inc.*	172,327
1,079	Matrix Service Co.*	7,488
8,197	MDU Resources Group Inc.	219,434
625	MYR Group Inc.*	56,094
394	Northwest Pipe Co.*	11,229
495	NV5 Global Inc.*	53,089
2,330	Primoris Services Corp.	61,442
5,673	Quanta Services Inc.	618,017
982	Sterling Construction Co., Inc.*	28,998
1,364	Tutor Perini Corp.*	13,367
2,869	Valmont Industries Inc.	620,995
106,258	WillScot Mobile Mini Holdings Corp.*	3,775,347

	Total Construction & Engineering	8,748,917

Electrical Equipment — 1.4%
1,394	Acuity Brands Inc.	254,224
667	Advent Technologies Holdings Inc.*	1,728
459	Allied Motion Technologies Inc.	15,982
979	American Superconductor Corp.*	8,312
5,461	Array Technologies Inc.*	61,382
19,502	Atkore Inc.*(a)	1,983,548
12,839	AZZ Inc.	632,064
117,925	Babcock & Wilcox Enterprises Inc.*	826,654
360	Beam Global*(a)	5,224
1,578	Blink Charging Co.*(a)	38,787
21,877	Bloom Energy Corp., Class A Shares*	485,669
8,856	ChargePoint Holdings Inc.*(a)	128,589
10,400	Encore Wire Corp.	1,210,768
1,745	EnerSys	126,914
1,534	Eos Energy Enterprises Inc.*	4,449
1,550	Fluence Energy Inc., Class A Shares*	20,972
737	FTC Solar Inc.*	3,471
15,488	FuelCell Energy Inc.*(a)	92,928
8,080	GrafTech International Ltd.	81,446
2,187	Hubbell Inc., Class B Shares	389,833
6,598	nVent Electric PLC	223,870
20,599	Plug Power Inc.*(a)	520,949
332	Powell Industries Inc.	7,018
128	Preformed Line Products Co.	7,136
2,719	Regal Rexnord Corp.	435,992
4,531	Romeo Power Inc.*(a)	8,292
6,270	Sensata Technologies Holding PLC*	363,096
4,082	Shoals Technologies Group Inc., Class A Shares*	64,536
4,819	Stem Inc.*	45,877
8,250	Sunrun Inc.*	225,060
1,189	Thermon Group Holdings Inc.*	20,356
1,329	TPI Composites Inc.*	17,968
12,970	Vertiv Holdings Co., Class A Shares	168,869
881	Vicor Corp.*	65,872

	Total Electrical Equipment	8,547,835

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Machinery — 2.9%
2,500	AGCO Corp.	$300,400
2,731	AgEagle Aerial Systems Inc.*(a)	3,195
407	Alamo Group Inc.	56,618
14,969	Albany International Corp., Class A Shares	1,314,578
4,213	Allison Transmission Holdings Inc.	168,267
22,785	Altra Industrial Motion Corp.(a)	967,679
863	Astec Industries Inc.	42,977
24,049	Barnes Group Inc.	1,117,076
679	Blue Bird Corp.*	14,469
1,418	Chart Industries Inc.*	204,759
615	CIRCOR International Inc.*	16,568
4,603	Colfax Corp.*	185,087
1,267	Columbus McKinnon Corp.	57,826
1,298	Commercial Vehicle Group Inc.*	10,371
1,979	Crane Co.	200,037
8,554	Desktop Metal Inc., Class A Shares*	35,585
4,971	Donaldson Co., Inc.	269,776
929	Douglas Dynamics Inc.	34,131
1,704	Energy Recovery Inc.*	32,376
20,408	Enerpac Tool Group Corp., Class A Shares	352,038
870	EnPro Industries Inc.	96,083
979	ESCO Technologies Inc.	68,109
4,543	Evoqua Water Technologies Corp.*	193,804
2,314	Federal Signal Corp.	83,559
19,270	Flowserve Corp.	585,230
1,853	Franklin Electric Co., Inc.	156,690
3,975	Gates Industrial Corp. PLC*	62,964
793	Gorman-Rupp Co. (The)	29,547
6,717	Graco Inc.	484,229
1,374	Greenbrier Cos., Inc. (The)	61,047
1,312	Helios Technologies Inc.	102,874
2,852	Hillenbrand Inc.	136,069
1,372	Hydrofarm Holdings Group Inc.*	27,783
4,856	Hyliion Holdings Corp.*(a)	20,978
331	Hyster-Yale Materials Handling Inc.	12,671
15,129	Ideanomics Inc.*	15,885
4,567	IDEX Corp.	876,407
15,589	ITT Inc.	1,369,805
1,222	John Bean Technologies Corp.	138,538
474	Kadant Inc.	93,544
3,419	Kennametal Inc.	108,416
10,224	Lincoln Electric Holdings Inc.	1,303,151
1,690	Lindsay Corp.	221,745
984	Luxfer Holdings PLC ,ADR	17,141
1,593	Manitowoc Co., Inc. (The)*	26,332
40,188	Markforged Holding Corp.*(a)	156,331
396	Mayville Engineering Co., Inc.*	4,095
2,570	Meritor Inc.*	91,518
2,215	Middleby Corp. (The)*	393,428
610	Miller Industries Inc.	18,898
2,189	Mueller Industries Inc.	124,882
92,298	Mueller Water Products Inc., Class A Shares	1,171,262
9,276	Nikola Corp.*(a)	73,280
1,713	NN Inc.*	4,437

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Machinery — 2.9% — (continued)
2,329	Nordson Corp.	$527,495
108	Omega Flex Inc.	15,687
2,750	Oshkosh Corp.	305,360
384	Park-Ohio Holdings Corp.	6,102
6,650	Pentair PLC	385,102
1,079	Proto Labs Inc.*	60,672
1,133	RBC Bearings Inc.*	219,632
953	REV Group Inc.	12,885
1,310	Shyft Group Inc. (The)	52,937
2,138	Snap-on Inc.	449,365
1,839	SPX Corp.*	93,237
1,715	SPX FLOW Inc.	147,301
481	Standex International Corp.	50,952
727	Tennant Co.	57,273
2,709	Terex Corp.	111,828
2,614	Timken Co. (The)	171,374
2,468	Titan International Inc.*	27,642
4,252	Toro Co. (The)	398,880
3,145	Trinity Industries Inc.	90,765
5,590	Twin Disc Inc.*	66,521
2,346	Wabash National Corp.	39,976
1,106	Watts Water Technologies Inc., Class A Shares	159,209
5,117	Welbilt Inc.*	120,966
2,954	Westinghouse Air Brake Technologies Corp.	274,190

	Total Machinery	17,559,896

Marine — 0.1%
1,879	Costamare Inc.	25,367
341	Eagle Bulk Shipping Inc.	17,981
1,556	Genco Shipping & Trading Ltd.	30,000
2,349	Kirby Corp.*	153,037
1,691	Matson Inc.	187,312
2,124	Safe Bulkers Inc.*	8,878

	Total Marine	422,575

Professional Services — 2.4%
1,975	Acacia Research Corp.*	7,564
17,464	ASGN Inc.*	1,934,837
504	Atlas Technical Consultants Inc.*	5,786
269	Barrett Business Services Inc.	16,180
5,336	Booz Allen Hamilton Holding Corp., Class A Shares	430,562
934	CACI International Inc., Class A Shares*	261,324
1,854	CBIZ Inc.*	72,139
20,715	CoStar Group Inc.*	1,263,822
256	CRA International Inc.	22,741
6,360	Dun & Bradstreet Holdings Inc.*	118,042
2,028	Exponent Inc.	192,173
2,063	First Advantage Corp.*	33,318
386	Forrester Research Inc.*	20,045
463	Franklin Covey Co.*	21,344
13,639	FTI Consulting Inc.*	1,991,294
975	Heidrick & Struggles International Inc.	41,681
184	HireQuest Inc.	3,452
1,087	HireRight Holdings Corp.*	14,207
18,456	Huron Consulting Group Inc.*	910,435

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Professional Services — 2.4% — (continued)
712	ICF International Inc.	$63,097
1,405	Insperity Inc.	126,380
5,162	Jacobs Engineering Group Inc.	634,926
62,460	KBR Inc.	3,100,514
1,238	Kelly Services Inc., Class A Shares	26,270
788	Kforce Inc.	59,242
2,182	Korn Ferry	144,579
693	Legalzoom.com Inc.*	10,818
2,173	ManpowerGroup Inc.	230,947
1,121	ManTech International Corp., Class A Shares	93,458
729	Mistras Group Inc.*	4,862
14,010	Nielsen Holdings PLC	244,054
1,137	Resources Connection Inc.	18,874
4,337	Robert Half International Inc.	521,698
2,329	Science Applications International Corp.	204,230
550	Sterling Check Corp.*	11,583
1,673	TriNet Group Inc.*(a)	146,070
1,401	TrueBlue Inc.*	38,107
4,637	Upwork Inc.*	117,223
8,551	Verisk Analytics Inc., Class A Shares	1,516,434
374	Willdan Group Inc.*	12,080

	Total Professional Services	14,686,392

Road & Rail — 1.0%
359	AMERCO	207,362
1,015	ArcBest Corp.	94,070
1,648	Avis Budget Group Inc.*	302,309
479	Covenant Logistics Group Inc., Class A Shares*	10,782
1,348	Daseke Inc.*	16,917
1,655	Heartland Express Inc.	23,766
721	HyreCar Inc.*	1,961
19,442	Knight-Swift Transportation Holdings Inc., Class A Shares	1,059,200
1,515	Landstar System Inc.	233,931
3,059	Marten Transport Ltd.	52,768
3,953	Old Dominion Freight Line Inc.	1,241,361
117	PAM Transportation Services Inc.*	7,894
2,137	Ryder System Inc.	168,481
5,647	Saia Inc.*	1,621,988
2,139	Schneider National Inc., Class B Shares	55,871
5,253	TuSimple Holdings Inc., Class A Shares*(a)	91,507
346	Universal Logistics Holdings Inc.	6,619
948	US Xpress Enterprises Inc., Class A Shares*	4,304
9,314	Werner Enterprises Inc.	404,787
3,909	XPO Logistics Inc.*	284,106
1,832	Yellow Corp.*	16,506

	Total Road & Rail	5,906,490

Trading Companies & Distributors — 1.3%
43,770	AerCap Holdings NV*	2,382,401
4,229	Air Lease Corp., Class A Shares	176,603
713	Alta Equipment Group Inc.*	8,991
1,518	Applied Industrial Technologies Inc.	153,470
2,201	Beacon Roofing Supply Inc.*	131,378
325	BlueLinx Holdings Inc.*	29,048
1,571	Boise Cascade Co.	125,586

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.4% — (continued)

Trading Companies & Distributors — 1.3% — (continued)
2,572	Core & Main Inc., Class A Shares*	$57,819
1,680	Custom Truck One Source Inc.*(a)	13,205
646	DXP Enterprises Inc.*	18,547
210	EVI Industries Inc.*	4,339
29,820	Fastenal Co.	1,534,537
1,388	GATX Corp.	148,002
459	Global Industrial Co.	14,587
1,754	GMS Inc.*	95,154
1,256	H&E Equipment Services Inc.	52,451
1,019	Herc Holdings Inc.	162,143
144	Karat Packaging Inc.*	2,340
197	Lawson Products Inc.*	8,374
908	McGrath RentCorp	73,802
2,774	MRC Global Inc.*	28,017
1,852	MSC Industrial Direct Co., Inc., Class A Shares	143,493
4,684	NOW Inc.*	43,749
1,663	Rush Enterprises Inc., Class A Shares	86,376
288	Rush Enterprises Inc., Class B Shares	14,115
5,718	SiteOne Landscape Supply Inc.*	985,955
1,814	Textainer Group Holdings Ltd.	64,415
701	Titan Machinery Inc.*	19,859
281	Transcat Inc.*	22,047
2,689	Triton International Ltd.	176,614
6,860	Univar Solutions Inc.*	210,671
554	Veritiv Corp.*	59,372
1,309	Watsco Inc.	357,436
1,791	WESCO International Inc.*	218,018
120	Willis Lease Finance Corp.*	4,195

	Total Trading Companies & Distributors	7,627,109

	TOTAL INDUSTRIALS	99,764,817

INFORMATION TECHNOLOGY — 18.0%

Communications Equipment — 1.5%
1,885	ADTRAN Inc.	38,812
274	Aviat Networks Inc.*	7,754
57,783	CalAmp Corp.*	407,948
2,182	Calix Inc.*	118,570
368	Cambium Networks Corp.*	10,234
1,434	Casa Systems Inc.*	5,965
45,284	Ciena Corp.*	3,098,331
417	Clearfield Inc.*	26,734
8,336	CommScope Holding Co., Inc.*	79,525
1,241	Comtech Telecommunications Corp.	25,540
1,182	Digi International Inc.*	23,735
734	DZS Inc.*	10,636
40,264	EMCORE Corp.*	156,224
4,728	Extreme Networks Inc.*	54,325
2,444	F5 Inc.*	490,877
3,450	Harmonic Inc.*	32,120
101,732	Infinera Corp.*(a)	938,986
3,004	Inseego Corp.*	14,149
13,146	Juniper Networks Inc.	444,203
659	KVH Industries Inc.*	5,681
2,857	Lumentum Holdings Inc.*	282,443

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.0% — (continued)

Communications Equipment — 1.5% — (continued)
983	NETGEAR Inc.*	$26,158
2,924	NetScout Systems Inc.*	91,024
1,570	Plantronics Inc.*	44,227
10,946	Radware Ltd.*	376,652
70,462	Ribbon Communications Inc.*	214,205
21,971	ViaSat Inc.*	1,002,756
58,104	Viavi Solutions Inc.*	952,906

	Total Communications Equipment	8,980,720

Electronic Equipment, Instruments & Components — 2.5%
742	908 Devices Inc.*	12,339
15,911	Advanced Energy Industries Inc.	1,365,959
3,973	Aeva Technologies Inc.*	16,687
1,778	Akoustis Technologies Inc.*	11,201
4,821	Amphenol Corp., Class A Shares	366,444
3,035	Arlo Technologies Inc.*	28,165
2,729	Arrow Electronics Inc.*	332,611
4,003	Avnet Inc.	168,406
1,267	Badger Meter Inc.	125,952
19,873	Belden Inc.	1,119,844
1,432	Benchmark Electronics Inc.	37,432
6,930	Cognex Corp.	468,191
959	Coherent Inc.*	253,483
1,466	CTS Corp.	55,620
1,375	Daktronics Inc.*	6,339
976	ePlus Inc.*	45,774
1,506	Fabrinet*	150,796
684	FARO Technologies Inc.*	37,442
710	Identiv Inc.*	14,882
10,955	II-VI Inc.*(a)	760,934
29,256	Innoviz Technologies Ltd.*(a)	117,024
1,376	Insight Enterprises Inc.*	143,104
5,944	IPG Photonics Corp.*	774,800
1,907	Iteris Inc.*	6,274
32,413	Itron Inc.*	1,545,128
5,885	Jabil Inc.	340,212
906	Kimball Electronics Inc.*	15,619
51,139	Knowles Corp.*	1,113,807
951	Littelfuse Inc.	245,558
1,326	Luna Innovations Inc.*	9,057
1,444	Methode Electronics Inc.	65,904
5,849	MicroVision Inc.*(a)	23,455
1,072	Napco Security Technologies Inc.*	21,858
5,269	National Instruments Corp.	211,550
1,743	nLight Inc.*	28,411
1,430	Novanta Inc.*	195,381
6,556	OSI Systems Inc.*	528,873
7,315	Ouster Inc.*	24,725
974	PAR Technology Corp.*	40,850
556	PC Connection Inc.	27,127
1,152	Plexus Corp.*	93,853
7,515	Rogers Corp.*	2,051,595
2,558	Sanmina Corp.*	101,757
977	ScanSource Inc.*	30,854
1,623	TD SYNNEX Corp.	165,270

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.0% — (continued)

Electronic Equipment, Instruments & Components — 2.5% — (continued)
3,164	Teledyne Technologies Inc.*	$1,358,558
4,102	TTM Technologies Inc.*	51,562
2,888	Velodyne Lidar Inc.*(a)	10,657
5,333	Vishay Intertechnology Inc.	102,340
436	Vishay Precision Group Inc.*	13,695
6,809	Vontier Corp.	165,459

	Total Electronic Equipment, Instruments & Components	15,002,818

IT Services — 2.7%
7,640	Alliance Data Systems Corp.	515,318
5,162	Amdocs Ltd.	406,249
2,036	BigCommerce Holdings Inc.*	52,732
1,407	Brightcove Inc.*	10,524
2,077	Cantaloupe Inc.*	16,138
515	Cass Information Systems Inc.	20,384
1,685	Concentrix Corp.	336,815
222,864	Conduent Inc.*	1,085,348
1,386	CSG Systems International Inc.	85,544
2,000	DigitalOcean Holdings Inc.*(a)	118,640
10,153	DXC Technology Co.*	345,507
9,478	Euronet Worldwide Inc.*	1,215,364
2,372	EVERTEC Inc.	95,734
2,201	Evo Payments Inc., Class A Shares*	53,066
1,273	ExlService Holdings Inc.*	153,766
4,207	Fastly Inc., Class A Shares*(a)	78,250
19,356	Flywire Corp.*	523,773
4,441	Gartner Inc.*	1,245,345
7,393	Genpact Ltd.(a)	309,323
1,624	Globant SA*	444,976
714	GreenBox POS*(a)	2,428
1,672	Grid Dynamics Holdings Inc.*	20,315
894	Hackett Group Inc. (The)	18,524
704	I3 Verticals Inc., Class A Shares*	18,586
220	IBEX Holdings Ltd.*	3,469
1,671	International Money Express Inc.*	26,836
2,960	Jack Henry & Associates Inc.	523,328
41,970	Kyndryl Holdings Inc.*	665,644
4,565	Limelight Networks Inc.*	17,849
2,642	LiveRamp Holdings Inc.*	114,029
2,438	Maximus Inc.	192,261
3,168	MoneyGram International Inc.*	34,024
2,552	MongoDB Inc., Class A Shares*	974,838
4,544	Okta Inc., Class A Shares*	830,825
3,933	Paya Holdings Inc.*	25,368
27,936	Paysafe Ltd.*(a)	89,116
1,292	Perficient Inc.*	131,655
482	Priority Technology Holdings Inc.*	2,535
1,997	Rackspace Technology Inc.*	22,227
736	Remitly Global Inc.*	8,059
34,819	Repay Holdings Corp., Class A Shares*	601,324
12,796	Sabre Corp.*	139,860
13,068	Shift4 Payments Inc., Class A Shares*	688,030
1,237	SolarWinds Corp.	16,761
675	StarTek Inc.*	2,956
4,557	Switch Inc., Class A Shares	118,573

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.0% — (continued)

IT Services — 2.7% — (continued)
1,694	Thoughtworks Holding Inc.*	$38,725
793	TTEC Holdings Inc.	63,044
342	Tucows Inc., Class A Shares*	22,976
3,102	Twilio Inc., Class A Shares*	542,230
72,260	Unisys Corp.*	1,544,196
5,452	Verra Mobility Corp., Class A Shares*	91,594
15,949	Western Union Co. (The)	289,953
1,746	WEX Inc.*	294,218
13,986	WNS Holdings Ltd., ADR*	1,155,663

	Total IT Services	16,444,815

Semiconductors & Semiconductor Equipment — 3.6%
1,639	Allegro MicroSystems Inc.*	46,990
906	Alpha & Omega Semiconductor Ltd.*	48,716
1,431	Ambarella Inc.*	199,925
4,065	Amkor Technology Inc.	92,154
785	Atomera Inc.*	12,599
1,358	Axcelis Technologies Inc.*	94,001
1,631	AXT Inc.*	12,151
33,179	Azenta Inc.	2,903,826
1,064	CEVA Inc.*	43,379
2,294	Cirrus Logic Inc.*	199,280
5,185	CMC Materials Inc.	961,455
2,014	Cohu Inc.*	62,796
1,758	Diodes Inc.*	157,499
5,295	Enphase Energy Inc.*	882,676
5,384	Entegris Inc.	702,504
4,255	First Solar Inc.*	320,359
3,025	FormFactor Inc.*	122,482
1,190	Ichor Holdings Ltd.*	41,924
705	Impinj Inc.*	48,469
3,194	Kopin Corp.*	8,432
2,520	Kulicke & Soffa Industries Inc.	131,645
5,416	Lattice Semiconductor Corp.*	339,150
50,227	MACOM Technology Solutions Holdings Inc.*	3,018,643
2,759	MaxLinear Inc., Class A Shares*	169,265
7,427	Meta Materials Inc.*(a)	15,968
8,951	MKS Instruments Inc.	1,348,021
1,794	Monolithic Power Systems Inc.	822,908
2,197	NeoPhotonics Corp.*	33,636
172	NVE Corp.	9,838
16,980	ON Semiconductor Corp.*	1,063,118
1,948	Onto Innovation Inc.*	167,937
1,170	PDF Solutions Inc.*	32,011
2,228	Photronics Inc.*	41,040
2,426	Power Integrations Inc.	218,340
60,517	Rambus Inc.*	1,633,959
11,190	Semtech Corp.*	776,362
1,588	Silicon Laboratories Inc.*(a)	244,091
9,413	Silicon Motion Technology Corp., ADR	682,819
3,990	SiTime Corp.*	806,539
316	SkyWater Technology Inc.*	3,650
25,084	SMART Global Holdings Inc.*	688,556
3,037	SunPower Corp., Class A Shares*	54,453
1,567	Synaptics Inc.*	357,950

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.0% — (continued)

Semiconductors & Semiconductor Equipment — 3.6% — (continued)
1,789	Ultra Clean Holdings Inc.*	$81,954
1,696	Universal Display Corp.	262,727
57,395	Veeco Instruments Inc.*	1,639,775
4,636	Wolfspeed Inc.*	476,210

	Total Semiconductors & Semiconductor Equipment	22,082,182

Software — 7.1%
4,737	8x8 Inc.*	61,391
2,659	A10 Networks Inc.	37,864
37,436	ACI Worldwide Inc.*	1,254,855
831	Agilysys Inc.*	34,927
1,956	Alarm.com Holdings Inc.*	128,763
943	Alkami Technology Inc.*	14,862
1,853	Altair Engineering Inc., Class A Shares*(a)	123,076
2,341	Alteryx Inc., Class A Shares*	145,844
1,110	American Software Inc., Class A Shares	24,387
5,754	Anaplan Inc.*	272,567
7,264	ANSYS Inc.*	2,354,916
765	Appfolio Inc., Class A Shares*	86,552
1,587	Appian Corp., Class A Shares*	96,744
476	Arteris Inc.*	7,107
2,788	Asana Inc., Class A Shares*(a)	152,755
9,634	Aspen Technology Inc.*	1,468,318
2,185	Atlassian Corp. PLC, Class A Shares*	667,998
3,475	Avalara Inc.*	361,087
3,119	Avaya Holdings Corp.*	42,949
839	AvidXchange Holdings Inc.*	8,080
1,035	Benefitfocus Inc.*	10,433
5,621	Bentley Systems Inc., Class B Shares	215,790
3,694	Bill.com Holdings Inc.*	878,729
40,775	Black Knight Inc.*	2,291,147
1,877	Blackbaud Inc.*	117,294
26,654	Blackline Inc.*	2,007,313
27,280	Bottomline Technologies de Inc.*	1,545,139
58,150	Box Inc., Class A Shares*(a)	1,489,221
2,384	BTRS Holdings Inc., Class A Shares*	14,542
2,530	C3.ai Inc., Class A Shares*(a)	56,723
4,743	CDK Global Inc.	215,048
1,540	Cerence Inc.*	55,609
5,319	Ceridian HCM Holding Inc.*	387,808
1,008	ChannelAdvisor Corp.*	18,094
1,236	Cleanspark Inc.*(a)	13,102
55,756	Cognyte Software Ltd.*	622,237
1,816	CommVault Systems Inc.*	114,245
637	Consensus Cloud Solutions Inc.*	35,455
240	CoreCard Corp.*	7,733
328	Couchbase Inc.*	6,911
3,827	Coupa Software Inc.*	463,105
3,877	Crowdstrike Holdings Inc., Class A Shares*	756,829
254	CS Disco Inc.*	9,596
806	Datto Holding Corp.*	18,909
448	Digimarc Corp.*	13,498
3,539	Digital Turbine Inc.*	171,571
2,601	Dolby Laboratories Inc., Class A Shares	195,335
1,089	Domo Inc., Class B Shares*	48,460

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.0% — (continued)

Software — 7.1% — (continued)
1,955	DoubleVerify Holdings Inc.*	$54,056
11,973	Dropbox Inc., Class A Shares*	271,667
2,941	Duck Creek Technologies Inc.*	69,055
7,976	Dynatrace Inc.*	354,294
8,162	E2open Parent Holdings Inc.*	73,295
923	Ebix Inc.	27,238
816	eGain Corp.*	9,621
2,988	Elastic NV*	258,910
721	Enfusion Inc., Class A Shares*	11,961
532	EngageSmart Inc.*	11,704
1,579	Envestnet Inc.*	118,141
1,595	Everbridge Inc.*	63,034
559	EverCommerce Inc.*	6,697
1,064	Fair Isaac Corp.*	501,346
2,721	Five9 Inc.*	299,310
1,408	GTY Technology Holdings Inc.*	6,252
14,065	Guidewire Software Inc.*	1,239,830
1,329	Informatica Inc., Class A Shares*	26,793
405	Instructure Holdings Inc.*	9,076
347	Intapp Inc.*	8,002
1,330	InterDigital Inc.	85,679
2,189	Jamf Holding Corp.*	74,886
2,010	JFrog Ltd.*	49,788
572	Kaltura Inc.*	1,281
2,814	LivePerson Inc.*	57,068
75,295	Mandiant Inc.*	1,490,841
2,560	Manhattan Associates Inc.*	342,221
3,502	Marathon Digital Holdings Inc.*(a)	88,776
3,407	McAfee Corp., Class A Shares	88,548
431	MeridianLink Inc.*	8,439
352	MicroStrategy Inc., Class A Shares*(a)	155,936
2,462	Mimecast Ltd.*	195,803
1,693	Mitek Systems Inc.*	25,158
1,388	Model N Inc.*	34,131
5,318	Momentive Global Inc.*	83,599
1,438	N-able Inc.*	16,638
2,265	nCino Inc.*(a)	104,031
49,360	NCR Corp.*	2,000,067
8,709	New Relic Inc.*	576,884
22,036	NortonLifeLock Inc.	638,603
11,449	Nuance Communications Inc.*	635,648
8,314	Nutanix Inc., Class A Shares*	221,984
988	ON24 Inc.*	15,413
29,262	OneSpan Inc.*	403,230
3,291	PagerDuty Inc.*	111,302
1,464	Paycor HCM Inc.*	41,094
1,543	Paylocity Holding Corp.*	327,795
1,625	Pegasystems Inc.	141,570
25,744	Ping Identity Holding Corp.*	541,654
2,367	Procore Technologies Inc.*	154,305
1,987	Progress Software Corp.	87,587
29,312	PROS Holdings Inc.*(a)	931,535
4,244	PTC Inc.*	472,272
2,307	Q2 Holdings Inc.*	150,070

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 18.0% — (continued)

Software — 7.1% — (continued)
1,383	Qualys Inc.*	$173,304
2,211	Rapid7 Inc.*	228,750
1,289	Rekor Systems Inc.*(a)	6,097
1,777	Rimini Street Inc.*	8,050
3,264	Riot Blockchain Inc.*(a)	56,239
3,623	SailPoint Technologies Holdings Inc.*	149,883
40,380	Samsara Inc., Class A Shares*(a)	705,842
1,437	Sapiens International Corp. NV	38,785
323	SecureWorks Corp., Class A Shares*	4,964
355	ShotSpotter Inc.*	9,116
25,737	Smartsheet Inc., Class A Shares*	1,368,436
1,796	Smith Micro Software Inc.*	7,471
9,907	Sprout Social Inc., Class A Shares*	645,045
1,407	SPS Commerce Inc.*	182,699
3,484	Sumo Logic Inc.*	41,947
1,334	Telos Corp.*	15,234
3,610	Tenable Holdings Inc.*	199,850
4,395	Teradata Corp.*	219,706
1,813	Tyler Technologies Inc.*	776,435
1,012	Upland Software Inc.*	19,086
4,260	Varonis Systems Inc., Class B Shares*	185,736
24,589	Verint Systems Inc.*	1,235,105
1,052	Veritone Inc.*(a)	17,716
490	Viant Technology Inc., Class A Shares*	4,033
2,520	VirnetX Holding Corp.*	4,586
9,421	Vonage Holdings Corp.*	191,435
14,911	Workiva Inc., Class A Shares*	1,570,128
95,777	Xperi Holding Corp.	1,658,858
4,508	Yext Inc.*	33,449
4,790	Zendesk Inc.*	558,849
4,721	Zuora Inc., Class A Shares*	71,665

	Total Software	43,287,535

Technology Hardware, Storage & Peripherals — 0.6%
16,372	3D Systems Corp.*	291,749
1,452	Avid Technology Inc.*	45,680
1,081	Corsair Gaming Inc.*(a)	24,949
45,631	Diebold Nixdorf Inc.*	396,990
1,829	Eastman Kodak Co.*(a)	8,724
47,188	Pure Storage Inc., Class A Shares*	1,224,057
144,746	Quantum Corp.*(c)	376,340
46,722	Stratasys Ltd.*	1,171,788
1,650	Super Micro Computer Inc.*	64,828
602	Turtle Beach Corp.*	14,310
5,604	Xerox Holdings Corp.	110,455

	Total Technology Hardware, Storage & Peripherals	3,729,870

	TOTAL INFORMATION TECHNOLOGY	109,527,940

MATERIALS — 5.4%

Chemicals — 2.4%
1,217	AdvanSix Inc.	48,753
2,391	Albemarle Corp.	468,373
1,145	American Vanguard Corp.	17,255
7,597	Amyris Inc.*	34,642
2,157	Ashland Global Holdings Inc.	199,048

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.4% — (continued)

Chemicals — 2.4% — (continued)
1,017	Aspen Aerogels Inc.*	$30,103
21,160	Avient Corp.	1,108,572
33,975	Axalta Coating Systems Ltd.*	918,684
1,258	Balchem Corp.	174,032
2,242	Cabot Corp.	164,025
8,578	CF Industries Holdings Inc.	696,448
250	Chase Corp.	22,958
6,294	Chemours Co. (The)	173,714
3,418	Danimer Scientific Inc.*	13,604
2,829	Diversey Holdings Ltd.*	27,074
10,676	Ecolab Inc.	1,881,752
1,714	Ecovyst Inc.	18,734
9,352	Element Solutions Inc.	229,872
3,419	Ferro Corp.*	74,295
1,005	FutureFuel Corp.	7,397
66,890	GCP Applied Technologies Inc.*	2,112,386
670	Hawkins Inc.	30,324
2,117	HB Fuller Co.	144,739
8,294	Huntsman Corp.	335,409
1,637	Ingevity Corp.*	111,693
1,043	Innospec Inc.	99,607
375	Intrepid Potash Inc.*	21,334
733	Koppers Holdings Inc.*	20,986
20,369	Kraton Corp.*	940,029
772	Kronos Worldwide Inc.	11,372
6,348	Livent Corp.*	149,495
4,067	Marrone Bio Innovations Inc.*	2,803
1,253	Minerals Technologies Inc.	87,698
14,891	Mosaic Co. (The)	780,735
247	NewMarket Corp.	78,487
5,771	Olin Corp.	297,264
2,810	Orion Engineered Carbons SA	43,667
2,084	PureCycle Technologies Inc.*	14,505
531	Quaker Chemical Corp.	98,559
2,153	Rayonier Advanced Materials Inc.*	12,638
5,114	RPM International Inc.	432,491
1,656	Scotts Miracle-Gro Co. (The)	231,939
1,659	Sensient Technologies Corp.	136,254
955	Stepan Co.	98,957
1,116	Tredegar Corp.	12,845
1,590	Trinseo PLC	82,616
58,458	Tronox Holdings PLC, Class A Shares	1,186,697
115	Valhi Inc.	2,929
7,005	Valvoline Inc.	226,472
1,326	Westlake Corp.	146,271
2,658	Zymergen Inc.*	10,180

	Total Chemicals	14,270,716

Construction Materials — 0.3%
1,624	Eagle Materials Inc.	222,212
1,037	Forterra Inc.*	24,432
4,675	Summit Materials Inc., Class A Shares*	145,953
78	United States Lime & Minerals Inc.	9,167
8,251	Vulcan Materials Co.	1,497,144

	Total Construction Materials	1,898,908

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.4% — (continued)

Containers & Packaging — 1.6%
15,705	AptarGroup Inc.	$1,914,125
765	Ardagh Group SA, Class A Shares(b)(c)	13,965
3,568	Ardagh Metal Packaging SA*	29,650
11,184	Avery Dennison Corp.	1,970,621
5,412	Berry Global Group Inc.*	328,238
21,804	Crown Holdings Inc.	2,674,697
11,340	Graphic Packaging Holding Co.	233,377
1,135	Greif Inc., Class A Shares	65,251
197	Greif Inc., Class B Shares	11,213
2,050	Myers Industries Inc.	34,071
6,384	O-I Glass Inc.*	81,588
3,751	Packaging Corp. of America	552,110
1,500	Pactiv Evergreen Inc.	14,430
32,397	Ranpak Holdings Corp., Class A Shares*	784,007
5,921	Sealed Air Corp.	397,477
11,751	Silgan Holdings Inc.	492,132
3,871	Sonoco Products Co.	227,305
1,669	TriMas Corp.	54,259
247	UFP Technologies Inc.*	17,078

	Total Containers & Packaging	9,895,594

Metals & Mining — 1.0%
79,891	Alamos Gold Inc., Class A Shares	587,998
7,462	Alcoa Corp.	562,187
4,821	Allegheny Technologies Inc.*	124,093
4,159	Arconic Corp.*	127,681
1,867	Carpenter Technology Corp.	71,674
2,421	Century Aluminum Co.*	57,184
87,373	Cleveland-Cliffs Inc.*(a)	1,953,660
10,858	Coeur Mining Inc.*	46,689
4,858	Commercial Metals Co.	187,276
1,419	Compass Minerals International Inc.	83,182
4,986	Constellium SE, Class A Shares*	96,878
3,346	Ferroglobe Representation & Warranty Insurance Trust*(b)	—
1,572	Gatos Silver Inc.*	5,298
429	Haynes International Inc.	15,684
20,952	Hecla Mining Co.	120,684
609	Kaiser Aluminum Corp.	58,768
848	Materion Corp.	70,850
2,946	MP Materials Corp.*(a)	134,397
8,931	Novagold Resources Inc.*	62,338
372	Olympic Steel Inc.	9,958
1,075	Perpetua Resources Corp.*	3,870
1,064	PolyMet Mining Corp.*	2,894
2,434	Reliance Steel & Aluminum Co.	464,578
2,624	Royal Gold Inc.	318,186
863	Ryerson Holding Corp.	22,542
1,119	Schnitzer Steel Industries Inc., Class A Shares	54,439
7,575	Steel Dynamics Inc.	534,643
2,856	SunCoke Energy Inc.	22,648
1,565	TimkenSteel Corp.*	28,217
10,852	United States Steel Corp.(a)	295,283
2,453	Warrior Met Coal Inc.	77,270
1,391	Worthington Industries Inc.	79,315

	Total Metals & Mining	6,280,364

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.4% — (continued)

Paper & Forest Products — 0.1%
787	Clearwater Paper Corp.*	$22,689
1,591	Glatfelter Corp.	21,860
3,519	Louisiana-Pacific Corp.	253,192
704	Neenah Inc.	27,421
1,517	Schweitzer-Mauduit International Inc.	47,361
1,225	Verso Corp., Class A Shares	32,475

	Total Paper & Forest Products	404,998

	TOTAL MATERIALS	32,750,580

REAL ESTATE — 6.4%

Equity Real Estate Investment Trusts (REITs) — 5.9%
3,372	Acadia Realty Trust	72,296
2,860	Agree Realty Corp.	183,469
2,814	Alexander & Baldwin Inc.	63,118
77	Alexander’s Inc.	19,513
29,582	American Assets Trust Inc.	1,081,518
5,597	American Campus Communities Inc.	301,175
11,449	American Homes 4 Rent, Class A Shares	435,177
10,768	Americold Realty Trust	287,721
6,253	Apartment Income REIT Corp.	322,717
6,404	Apartment Investment & Management Co., Class A Shares*	45,725
8,715	Apple Hospitality REIT Inc.	154,168
3,215	Armada Hoffler Properties Inc.	47,196
779	Ashford Hospitality Trust Inc.*	6,707
7,358	Boston Properties Inc.	899,957
1,765	Braemar Hotels & Resorts Inc.*	10,519
6,225	Brandywine Realty Trust	82,979
11,972	Brixmor Property Group Inc.	300,737
6,112	Broadstone Net Lease Inc., Class A Shares	132,386
474	BRT Apartments Corp.	10,433
3,988	Camden Property Trust	658,459
3,748	CareTrust REIT Inc.	65,590
1,948	CatchMark Timber Trust Inc., Class A Shares	14,922
541	Centerspace	50,849
22,099	Chatham Lodging Trust*	303,861
1,956	City Office REIT Inc.	33,682
586	Clipper Realty Inc.	5,579
927	Community Healthcare Trust Inc.	38,656
1,385	CorePoint Lodging Inc.*	22,118
4,493	Corporate Office Properties Trust	117,762
31,426	Cousins Properties Inc.	1,213,986
241	CTO Realty Growth Inc.	15,108
8,607	CubeSmart	414,943
5,099	CyrusOne Inc.	460,695
8,336	DiamondRock Hospitality Co.*	79,609
19,077	DigitalBridge Group Inc.*	138,308
10,606	Diversified Healthcare Trust	30,545
6,728	Douglas Emmett Inc.	213,278
3,177	Easterly Government Properties Inc., Class A Shares	66,145
1,636	EastGroup Properties Inc.	312,083
5,720	Empire State Realty Trust Inc., Class A Shares	54,111
2,974	EPR Properties	148,105
149,982	Equity Commonwealth*	3,985,022
6,997	Equity LifeStyle Properties Inc.	522,116

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.4% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.9% — (continued)
4,914	Essential Properties Realty Trust Inc.	$124,226
1,041	Farmland Partners Inc.	12,148
3,123	Federal Realty Investment Trust	367,202
5,253	First Industrial Realty Trust Inc.	302,468
2,834	Four Corners Property Trust Inc.	74,761
3,441	Franklin Street Properties Corp.	19,889
9,204	Gaming and Leisure Properties Inc.	417,954
1,126	Getty Realty Corp.	31,021
1,504	Gladstone Commercial Corp.	31,870
1,163	Gladstone Land Corp.	34,762
2,118	Global Medical REIT Inc.	33,253
4,267	Global Net Lease Inc.	60,634
99,877	Healthcare Realty Trust Inc.(a)	2,604,792
8,781	Healthcare Trust of America Inc., Class A Shares	258,074
1,330	Hersha Hospitality Trust, Class A Shares*	12,276
4,001	Highwoods Properties Inc.	174,444
28,547	Host Hotels & Resorts Inc.*	521,554
6,193	Hudson Pacific Properties Inc.	163,495
4,067	Independence Realty Trust Inc.	102,773
182	Indus Realty Trust Inc.	13,857
2,489	Industrial Logistics Properties Trust	55,679
939	Innovative Industrial Properties Inc., Class A Shares	176,964
11,471	Iron Mountain Inc.	564,144
17,111	iStar Inc.(a)	429,828
38,332	JBG SMITH Properties	1,022,698
4,673	Kilroy Realty Corp.	334,680
23,374	Kimco Realty Corp.	549,990
8,526	Kite Realty Group Trust	186,975
3,475	Lamar Advertising Co., Class A Shares	378,984
3,272	Life Storage Inc.	414,202
1,582	LTC Properties Inc.	53,519
11,345	LXP Industrial Trust	175,394
8,305	Macerich Co. (The)(a)	127,067
23,684	Medical Properties Trust Inc.	481,733
1,662	National Health Investors Inc.	88,601
7,172	National Retail Properties Inc.	305,599
3,263	National Storage Affiliates Trust	190,135
4,774	Necessity Retail REIT Inc.(The)	33,609
1,604	NETSTREIT Corp.	35,513
861	NexPoint Residential Trust Inc.	73,159
1,940	Office Properties Income Trust	48,597
9,715	Omega Healthcare Investors Inc.	273,672
539	One Liberty Properties Inc.	15,663
5,760	Outfront Media Inc.	153,792
7,152	Paramount Group Inc.	80,031
9,510	Park Hotels & Resorts Inc.*	179,168
5,302	Pebblebrook Hotel Trust	119,348
664	Phillips Edison & Co., Inc.	21,460
9,196	Physicians Realty Trust	149,527
4,792	Piedmont Office Realty Trust Inc., Class A Shares	81,656
1,414	Plymouth Industrial REIT Inc.	36,877
483	Postal Realty Trust Inc., Class A Shares	8,428
2,566	PotlatchDeltic Corp.	140,873
1,823	Preferred Apartment Communities Inc.	46,049

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.4% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.9% — (continued)
7,806	PS Business Parks Inc.	$1,243,418
5,563	Rayonier Inc.	220,851
6,824	Regency Centers Corp.	449,633
4,720	Retail Opportunity Investments Corp.	85,715
594	Retail Value Inc.	1,841
6,152	Rexford Industrial Realty Inc.	431,440
25,341	RLJ Lodging Trust	354,521
3,540	RPT Realty	45,843
2,124	Ryman Hospitality Properties Inc.*	187,146
9,533	Sabra Health Care REIT Inc.	128,028
876	Safehold Inc.	53,751
421	Saul Centers Inc.	19,379
7,449	SBA Communications Corp., Class A Shares	2,259,952
1,238	Seritage Growth Properties, Class A Shares*	12,615
6,541	Service Properties Trust	56,449
6,676	SITE Centers Corp.	103,812
2,706	SL Green Realty Corp.(a)	215,181
29,655	Spirit Realty Capital Inc.	1,375,102
13,508	STAG Industrial Inc.	526,272
9,691	STORE Capital Corp.	297,708
4,049	Summit Hotel Properties Inc.*	40,045
30,056	Sunstone Hotel Investors Inc.*	317,992
4,314	Tanger Factory Outlet Centers Inc.	71,958
2,904	Terreno Realty Corp.	199,766
1,498	UMH Properties Inc.	34,544
7,956	Uniti Group Inc.	103,189
455	Universal Health Realty Income Trust	25,985
4,581	Urban Edge Properties	83,466
1,056	Urstadt Biddle Properties Inc., Class A Shares	19,884
3,399	Veris Residential Inc.*	57,443
24,603	VICI Properties Inc.	687,900
7,117	Vornado Realty Trust	308,024
3,270	Washington Real Estate Investment Trust	76,387
1,631	Whitestone REIT, Class B Shares	19,213
4,180	Xenia Hotels & Resorts Inc.*	77,497

	Total Equity Real Estate Investment Trusts (REITs)	36,010,060

Real Estate Management & Development — 0.5%
15,668	CBRE Group Inc., Class A Shares*	1,517,446
5,394	Cushman & Wakefield PLC*	118,237
2,639	Douglas Elliman Inc.*	19,898
2,591	eXp World Holdings Inc.(a)	69,283
200	Fathom Holdings Inc.*	2,566
669	Forestar Group Inc.*	12,249
253	FRP Holdings Inc.*	14,656
1,727	Howard Hughes Corp. (The)*	165,067
2,029	Jones Lang LaSalle Inc.*	499,580
4,739	Kennedy-Wilson Holdings Inc.	104,922
951	Marcus & Millichap Inc.*	47,293
5,984	Newmark Group Inc., Class A Shares	105,797
17,941	Opendoor Technologies Inc.*	149,807
435	Rafael Holdings Inc., Class B Shares*	1,370
623	RE/MAX Holdings Inc., Class A Shares	18,466
4,473	Realogy Holdings Corp.*	81,319
4,159	Redfin Corp.*(a)	89,959

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.4% — (continued)

Real Estate Management & Development — 0.5% — (continued)
525	RMR Group Inc. (The), Class A Shares	$15,299
1,261	St Joe Co. (The)	68,132
1,245	Tejon Ranch Co.*	21,140

	Total Real Estate Management & Development	3,122,486

	TOTAL REAL ESTATE	39,132,546

UTILITIES — 2.9%

Electric Utilities — 0.6%
21,246	ALLETE Inc.	1,337,223
4,257	Hawaiian Electric Industries Inc.	174,452
3,826	IDACORP Inc.	397,713
1,576	MGE Energy Inc.(a)	113,504
9,756	NRG Energy Inc.	369,167
8,017	OGE Energy Corp.	301,038
1,769	Otter Tail Corp.	109,430
4,540	Pinnacle West Capital Corp.	321,568
3,373	PNM Resources Inc.	152,359
3,420	Portland General Electric Co.	173,633
502	Via Renewables Inc., Class A Shares	5,597

	Total Electric Utilities	3,455,684

Gas Utilities — 0.3%
2,410	Brookfield Infrastructure Corp., Class A Shares(a)	169,760
501	Chesapeake Utilities Corp.	66,608
3,395	National Fuel Gas Co.	211,305
3,820	New Jersey Resources Corp.	166,629
1,217	Northwest Natural Holding Co.	63,296
2,125	ONE Gas Inc.	176,566
4,175	South Jersey Industries Inc.	141,658
2,464	Southwest Gas Holdings Inc.	174,796
2,039	Spire Inc.	136,837
8,333	UGI Corp.	320,321

	Total Gas Utilities	1,627,776

Independent Power & Renewable Electricity Producers — 0.5%
5,071	Brookfield Renewable Corp., Class A Shares	189,503
1,443	Clearway Energy Inc., Class A Shares	44,141
3,336	Clearway Energy Inc., Class C Shares	111,423
19,174	Ormat Technologies Inc.(a)	1,368,065
3,606	Sunnova Energy International Inc.*	72,661
59,633	Vistra Corp.(a)	1,360,825

	Total Independent Power & Renewable Electricity Producers	3,146,618

Multi-Utilities — 0.5%
41,371	Avista Corp.	1,846,388
2,610	Black Hills Corp.(a)	182,674
15,596	NiSource Inc.	451,192
10,072	NorthWestern Corp.	609,154
551	Unitil Corp.	27,820

	Total Multi-Utilities	3,117,228

Water Utilities — 1.0%
1,545	American States Water Co.	130,027
334	Artesian Resources Corp., Class A Shares	15,524
827	Cadiz Inc.*	2,150

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 2.9% — (continued)

Water Utilities — 1.0% — (continued)
9,200	California Water Service Group	$523,756
16,638	Essential Utilities Inc.	783,816
619	Global Water Resources Inc.	9,440
502	Middlesex Water Co.	50,195
5,637	Pennon Group PLC, ADR	159,014
734	Pure Cycle Corp.*	8,698
32,284	SJW Group	2,105,563
81,291	United Utilities Group PLC, ADR	2,323,297
462	York Water Co. (The)	20,730

	Total Water Utilities	6,132,210

	TOTAL UTILITIES	17,479,516

	TOTAL COMMON STOCKS (Cost — $416,472,664)	578,452,797

CONVERTIBLE PREFERRED STOCKS — 0.5%

HEALTH CARE — 0.3%

Health Care Equipment & Supplies — 0.3%
28,209	Becton Dickinson & Co., 6.000% due 6/1/23	1,513,695

UTILITIES — 0.2%

Water Utilities — 0.2%
24,948	Essential Utilities Inc., 6.000% due 4/30/22	1,407,317

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,790,506)	2,921,012

PREFERRED STOCKS — 0.3%

FINANCIALS — 0.3%

Banks — 0.2%
60,447	US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(d)(e)	1,283,894

Insurance — 0.1%
13,662	MetLife Inc., 4.750%(e)	327,478
14,300	MetLife Inc., 5.625%(a)(e)	371,085

	Total Insurance	698,563

	TOTAL FINANCIALS	1,982,457

	TOTAL PREFERRED STOCKS (Cost — $2,088,939)	1,982,457

CLOSED END MUTUAL FUND SECURITIES — 0.2%

FINANCIALS — 0.2%

Capital Markets — 0.2%
4,364	iShares® Core S&P Small-Capital ETF(a)	470,046
1,203	iShares® Russell 2000 ETF, Common Class Shares(a)	244,594
4,193	iShares® Russell Mid-Capital ETF, Common Class Shares(a)	320,010

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $528,276)	1,034,650

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount†		Rating††	Security	Value

CORPORATE BONDS & NOTES — 0.2%

COMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
$702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)(f)	$1,009,827

ENERGY — 0.0%

Oil & Gas — 0.0%
20,000		CCC	ION Geophysical Corp., Secured Notes, 8.000% due 12/15/25	12,560

			TOTAL CORPORATE BONDS & NOTES (Cost — $722,016)	1,022,387

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $422,602,401)	585,413,303

SHORT-TERM INVESTMENTS (g) — 8.0%

MONEY MARKET FUND — 4.2%
25,763,756			Invesco STIT — Government & Agency Portfolio, 0.026%, Institutional Class(h) (Cost — $25,763,756)	25,763,756

TIME DEPOSITS — 3.8%
784,045			ANZ National Bank — London, 0.005% due 3/1/22	784,045
7,842,245			Barclays Bank PLC — London, 0.005% due 3/1/22	7,842,245
20,372	CAD		Royal Bank of Canada — Toronto, 0.005% due 3/1/22	16,070
14,221,038			Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	14,221,039

			TOTAL TIME DEPOSITS (Cost — $22,863,399)	22,863,399

			TOTAL SHORT-TERM INVESTMENTS (Cost — $48,627,155)	48,627,155

			TOTAL INVESTMENTS — 104.2% (Cost — $471,229,556)	634,040,458

			Liabilities in Excess of Other Assets — (4.2)%	(25,439,441)

			TOTAL NET ASSETS — 100.0%	$608,601,017

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $1,009,827 and represents 0.2% of net assets.

(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.8%.
(h)	Represents investments of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At February 28, 2022, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$471,229,556	$186,549,514	$(23,808,708)	$162,740,806

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	18.0%
Industrials	16.4
Health Care	15.0
Financials	13.4
Consumer Discretionary	8.1
Real Estate	6.4
Materials	5.4
Consumer Staples	4.4
Energy	3.4
Utilities	3.1
Communication Services	2.6
Short-Term Investments	3.8%

100.0%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2022, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini Russell 2000 Index March Futures	14	3/22	$1,444,793	$1,431,150	$(13,643)
NASDAQ 100 E-mini Index March Futures	1	3/22	323,022	284,560	(38,462)
S&P MidCap 400 E-mini Index March Futures	1	3/22	283,791	265,800	(17,991)

					$(70,096)

At February 28, 2022, Small-Mid Cap Equity Fund had deposited cash of $99,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	— Canadian Dollar
USD	— United States Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.8%

Argentina — 0.1%
876	MercadoLibre Inc.*	$986,945

Australia — 3.2%
141,622	Allkem Ltd.*	959,753
5,623	Ampol Ltd.	121,723
26,273	APA Group	192,443
13,185	Aristocrat Leisure Ltd.	364,079
4,246	ASX Ltd.	257,095
37,038	Aurizon Holdings Ltd.	94,731
63,256	Australia & New Zealand Banking Group Ltd.	1,206,163
98,086	Bank of Queensland Ltd.	574,676
686,295	Beach Energy Ltd.	761,051
111,301	BHP Group Ltd.	3,793,272
11,494	BlueScope Steel Ltd.	169,816
31,544	Brambles Ltd.	227,392
91,303	Charter Hall Group, REIT	1,117,473
16,244	Cochlear Ltd.	2,660,716
29,185	Coles Group Ltd.	369,725
37,422	Commonwealth Bank of Australia	2,549,683
12,196	Computershare Ltd.	194,652
7,899	Crown Resorts Ltd.*	71,412
33,862	CSL Ltd.	6,495,144
104,009	CSR Ltd.	437,768
23,969	Dexus, REIT	191,114
1,219	Domino’s Pizza Enterprises Ltd.	70,609
78,989	Elders Ltd.	665,678
31,092	Endeavour Group Ltd.	163,111
36,877	Evolution Mining Ltd.	115,258
37,050	Fortescue Metals Group Ltd.	490,690
36,377	Goodman Group, REIT	590,735
43,740	GPT Group (The), REIT	157,645
139,459	Healius Ltd.	438,144
4,200	IDP Education Ltd.	81,176
65,978	Iluka Resources Ltd.	517,760
212,558	Incitec Pivot Ltd.	486,694
55,407	Insurance Australia Group Ltd.	185,743
16,229	JB Hi-Fi Ltd.	583,096
13,855	Lendlease Corp., Ltd.	107,403
25,642	Macquarie Group Ltd.	3,386,876
63,622	Medibank Pvt Ltd.	147,601
3,727	Mineral Resources Ltd.	122,480
88,127	Mirvac Group, REIT	166,462
71,764	National Australia Bank Ltd.	1,515,557
17,881	Newcrest Mining Ltd.	333,600
25,327	Northern Star Resources Ltd.	191,267
8,200	Orica Ltd.	87,923
39,705	Origin Energy Ltd.	165,382
35,953	OZ Minerals Ltd.	670,469
105,443	Pendal Group Ltd.	356,032
19,358	Qantas Airways Ltd.*	72,673
31,728	QBE Insurance Group Ltd.	266,512
4,055	Ramsay Health Care Ltd.	190,322
1,063	REA Group Ltd.	103,241
5,849	Reece Ltd.	83,509
8,122	Rio Tinto Ltd.	700,587

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.2% — (continued)
70,396	Santos Ltd.	$378,674
113,558	Scentre Group, REIT	254,693
7,687	SEEK Ltd.	151,244
34,263	Seven Group Holdings Ltd.	558,412
275,308	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	586,728
9,940	Sonic Healthcare Ltd.	255,562
102,273	South32 Ltd.	363,246
54,444	Stockland, REIT	167,177
28,161	Suncorp Group Ltd.	222,371
51,940	Super Retail Group Ltd.	419,255
44,702	Tabcorp Holdings Ltd.	162,216
67,444	Technology One Ltd.	491,581
91,073	Telstra Corp., Ltd.	262,658
66,724	Transurban Group	617,274
16,916	Treasury Wine Estates Ltd.	143,943
83,483	Vicinity Centres, REIT	109,846
4,357	Washington H Soul Pattinson & Co., Ltd.	80,605
24,807	Wesfarmers Ltd.	871,097
80,264	Westpac Banking Corp.	1,341,531
2,942	WiseTech Global Ltd.	94,611
21,082	Woodside Petroleum Ltd.	444,823
26,579	Woolworths Group Ltd.	689,559

	Total Australia	44,691,222

Austria — 0.2%
65,852	Erste Group Bank AG	2,355,284
3,294	OMV AG	156,837
3,607	Raiffeisen Bank International AG	58,403
1,525	Verbund AG	184,613
2,335	Voestalpine AG	76,068

	Total Austria	2,831,205

Belgium — 0.5%
3,830	Ageas SA NV	184,073
19,048	Anheuser-Busch InBev SA/NV	1,171,413
622	Elia Group SA/NV	88,889
1,310	Etablissements Franz Colruyt NV	52,377
2,478	Groupe Bruxelles Lambert SA	255,840
5,486	KBC Group NV	395,999
3,313	Proximus SADP	65,966
349	Sofina SA	134,489
1,656	Solvay SA	184,617
30,127	UCB SA	3,300,717
39,693	Umicore SA	1,627,519

	Total Belgium	7,461,899

Brazil — 0.1%
341,410	B3 SA — Brasil Bolsa Balcao	964,654

Canada — 2.9%
258,900	Air Canada*(a)	4,891,264
146,535	Alimentation Couche-Tard Inc.	5,750,664
111,605	ARC Resources Ltd.	1,379,546
25,352	ATS Automation Tooling Systems Inc.*	982,922
12,854	Ballard Power Systems Inc.*	147,025
15,985	Boardwalk Real Estate Investment Trust(a)	711,803
15,045	BRP Inc.(a)	1,078,085

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Canada — 2.9% — (continued)
101,738	Canadian National Railway Co.	$12,619,139
24,948	Canadian Western Bank(a)	730,315
21,084	Canfor Corp.*	477,163
52,854	Celestica Inc.*	628,311
32,320	CI Financial Corp.	529,021
7,866	Descartes Systems Group Inc. (The)*	560,430
96,328	Dundee Precious Metals Inc.(a)	569,898
36,398	Finning International Inc.	1,058,893
4,908	lululemon athletica Inc.*	1,570,265
10,639	Methanex Corp.	553,812
56,976	Parex Resources Inc.	1,256,196
13,584	Stella-Jones Inc.	425,940
24,598	Tilray Brands Inc., Class 2 Shares*(a)	149,408
38,452	Toronto-Dominion Bank (The)	3,102,367
70,441	Tricon Residential Inc.	1,046,863
101,256	Yamana Gold Inc.	497,614

	Total Canada	40,716,944

Chile — 0.1%
94,092	Antofagasta PLC	1,887,663

China — 0.3%
60,640	Alibaba Group Holding Ltd., ADR*	800,783
2,832,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(b)	1,812,033
1,004	JD.com Inc., Class A Shares*	36,144
416,000	Kingdee International Software Group Co., Ltd.*	1,021,089
21,100	Tencent Holdings Ltd.	1,146,743

	Total China	4,816,792

Denmark — 2.5%
3,371	Ambu AS, Class B Shares	61,555
69	AP Moller — Maersk AS, Class A Shares	207,098
127	AP Moller — Maersk AS, Class B Shares	402,673
2,203	Carlsberg AS, Class B Shares	320,411
60,365	Chr Hansen Holding AS	4,378,587
33,207	Coloplast AS, Class B Shares	5,006,809
15,135	Danske Bank AS	257,154
2,549	Demant AS*	105,971
4,476	DSV AS	815,439
1,441	Genmab AS*	482,818
2,808	GN Store Nord AS	148,908
8,176	Jyske Bank AS, Class Registered Shares*	440,403
120,251	Novo Nordisk AS, Class B Shares	12,382,138
76,308	Novozymes AS, Class B Shares	4,961,961
4,151	Orsted AS(c)	531,990
2,151	Pandora AS	219,115
172	ROCKWOOL International AS, Class B Shares	58,149
4,120	Royal Unibrew AS	435,350
8,016	Tryg AS	181,996
111,553	Vestas Wind Systems AS	3,602,265

	Total Denmark	35,000,790

Finland — 0.8%
3,170	Elisa OYJ	175,147
9,507	Fortum OYJ	198,695
26,809	Kemira OYJ	352,409
6,057	Kesko OYJ, Class B Shares	178,819

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Finland — 0.8% — (continued)
84,658	Kone OYJ, Class B Shares	$4,909,736
59,867	Metso Outotec OYJ	501,253
9,283	Neste OYJ	366,975
118,310	Nokia OYJ*	638,666
71,094	Nordea Bank Abp, Class A Shares	790,735
2,135	Orion OYJ, Class B Shares	99,964
10,944	Sampo OYJ, Class A Shares	514,568
12,765	Stora Enso OYJ, Class R Shares	242,501
19,991	TietoEVRY OYJ	554,993
11,712	UPM-Kymmene OYJ	403,346
31,032	Valmet OYJ	1,080,630
10,885	Wartsila OYJ Abp	120,803

	Total Finland	11,129,240

France — 10.0%
3,425	Accor SA*	115,839
612	Aeroports de Paris*	87,019
46,804	Air Liquide SA	7,704,761
12,936	Airbus SE*	1,631,862
255,869	Alstom SA(c)	6,465,824
18,208	Amundi SA(c)	1,254,377
6,532	Arkema SA	858,269
240,745	AXA SA	6,467,875
967	BioMerieux	106,208
24,682	BNP Paribas SA	1,430,098
17,792	Bollore SA	89,185
5,140	Bouygues SA	183,302
6,491	Bureau Veritas SA	184,464
3,518	Capgemini SE	740,475
66,132	Carrefour SA	1,324,754
11,102	Cie de Saint-Gobain	682,628
3,718	Cie Générale des Établissements Michelin SCA	511,469
3,694	CNP Assurances	90,148
1,175	Covivio, REIT	95,985
27,139	Credit Agricole SA	345,139
14,342	Criteo SA, ADR*	477,015
139,479	Danone SA	8,489,174
610	Dassault Aviation SA	90,997
123,588	Dassault Systemes SE	5,938,855
13,866	Edenred	626,430
12,579	Eiffage SA	1,274,562
11,139	Electricite de France SA	101,531
34,201	Elis SA*	545,178
40,078	Engie SA	636,151
17,531	EssilorLuxottica SA	3,017,016
816	Eurazeo SE	62,568
24,157	Faurecia SE	907,860
1,062	Gecina SA, REIT	134,878
10,010	Getlink SE	162,553
695	Hermes International	950,515
759	Ipsen SA	88,092
1,646	Kering SA	1,154,946
43,487	Klepierre SA, REIT	1,237,481
17,640	Korian SA	358,645
12,436	La Francaise des Jeux SAEM(c)	512,787
22,650	Legrand SA	2,124,795

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 10.0% — (continued)
17,807	L’Oréal SA	$7,080,172
14,192	LVMH Moët Hennessy Louis Vuitton SE	10,294,436
9,401	Nexans SA	897,565
16,787	Nexity SA	659,782
43,777	Orange SA	530,710
1,040	Orpea SA	43,201
18,916	Pernod Ricard SA	4,109,770
11,180	Publicis Groupe SA	738,265
458	Remy Cointreau SA	87,865
4,433	Renault SA*	139,156
38,910	Rexel SA	848,207
7,500	Safran SA	944,522
134,971	Sanofi	14,162,112
607	Sartorius Stedim Biotech	230,925
34,407	Schneider Electric SE	5,379,908
557	SEB SA	81,524
17,789	Societe Generale SA	502,795
1,995	Sodexo SA	166,629
5,512	SOITEC*	892,315
4,676	Sopra Steria Group SACA	826,099
1,289	Teleperformance	473,423
2,369	Thales SA	271,139
351,834	TotalEnergies SE	17,848,941
1,865	Ubisoft Entertainment SA*	100,846
2,787	Unibail-Rodamco-Westfield, REIT*(a)	210,463
126,825	Valeo	2,763,855
67,994	Vallourec SA*	669,443
14,383	Veolia Environnement SA	496,553
61,045	Vinci SA	6,398,036
17,023	Vivendi SE	213,782
575	Wendel SE	57,906
5,231	Worldline SA*(c)	268,589

	Total France	137,650,644

Germany — 7.7%
22,478	adidas AG	5,342,916
8,958	Allianz SE, Class Registered Shares	2,036,867
7,188	Aurubis AG	846,196
141,674	BASF SE	9,407,128
98,763	Bayer AG, Class Registered Shares	5,704,461
32,431	Bayerische Motoren Werke AG	3,147,417
15,435	Bechtle AG	796,680
2,212	Beiersdorf AG	224,248
3,308	Brenntag SE	277,733
900	Carl Zeiss Meditec AG	142,144
22,632	Commerzbank AG*	191,145
2,414	Continental AG*	207,317
4,239	Covestro AG(c)	224,298
52,958	Daimler Truck Holding AG*	1,612,367
3,555	Delivery Hero SE*(c)	190,547
5,952	Dermapharm Holding SE	435,139
45,351	Deutsche Bank AG, Class Registered Shares*	573,076
4,167	Deutsche Boerse AG	713,536
12,027	Deutsche Lufthansa AG, Class Registered Shares*	91,582
60,365	Deutsche Pfandbriefbank AG(c)	659,038
21,751	Deutsche Post AG, Class Registered Shares	1,101,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 7.7% — (continued)
71,082	Deutsche Telekom AG, Class Registered Shares	$1,277,552
15,061	DWS Group GmbH & Co. KGaA(c)	551,322
49,265	E.ON SE	669,414
4,809	Evonik Industries AG	145,016
30,661	Freenet AG	821,613
4,500	Fresenius Medical Care AG & Co. KGaA	288,188
9,190	Fresenius SE & Co. KGaA	322,182
18,270	GEA Group AG	800,516
7,897	Gerresheimer AG	571,144
1,323	Hannover Rueck SE	244,427
3,274	HeidelbergCement AG	213,380
3,624	HelloFresh SE*	198,680
2,335	Henkel AG & Co. KGaA	179,553
8,341	HUGO BOSS AG	512,502
98,208	Infineon Technologies AG	3,385,263
25,919	K+S AG, Class Registered Shares*	665,309
1,626	KION Group AG	131,606
18,944	Knorr-Bremse AG	1,670,413
12,473	Lanxess AG	609,580
1,602	LEG Immobilien SE	207,001
47,250	Mercedes-Benz Group AG, Class Registered Shares	3,715,550
36,572	Merck KGaA	7,281,134
1,172	MTU Aero Engines AG	281,804
3,074	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	851,778
1,312	Nemetschek SE	116,842
46,715	ProSiebenSat.1 Media SE	642,363
2,317	Puma SE	212,992
103	Rational AG	76,001
7,987	Rheinmetall AG	1,193,991
225,737	RWE AG	10,501,945
195,686	SAP SE	22,231,664
2,028	Scout24 SE(c)	118,451
42,028	Siemens AG, Class Registered Shares	5,969,092
8,770	Siemens Energy AG	210,667
6,188	Siemens Healthineers AG(c)	398,833
2,614	Sixt SE*	392,198
2,823	Symrise AG, Class A Shares	335,299
31,756	TAG Immobilien AG	817,855
22,816	Telefonica Deutschland Holding AG	62,549
1,841	Uniper SE	58,832
17,386	United Internet AG, Class Registered Shares	590,181
717	Volkswagen AG	189,071
16,189	Vonovia SE	861,541
28,944	Zalando SE*(c)	1,934,017

	Total Germany	106,434,457

Gibraltar — 0.0%
121,464	888 Holdings PLC	389,549

Hong Kong — 3.0%
1,135,400	AIA Group Ltd.	11,805,327
43,400	ASM Pacific Technology Ltd.	474,292
818,500	BOC Hong Kong Holdings Ltd.	2,939,107
41,200	Budweiser Brewing Co. APAC Ltd.(c)	127,637
190,000	China Mengniu Dairy Co., Ltd.*	1,232,235
43,000	Chow Tai Fook Jewellery Group Ltd.	89,359
44,000	CK Asset Holdings Ltd.	277,868

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Hong Kong — 3.0% — (continued)
60,000	CK Hutchison Holdings Ltd.	$420,367
14,500	CK Infrastructure Holdings Ltd.	89,969
521,000	CLP Holdings Ltd.	5,302,951
45,600	ESR Cayman Ltd.*(c)	140,546
1,177	Futu Holdings Ltd., ADR*(a)	50,317
48,000	Galaxy Entertainment Group Ltd.*	266,145
1,901,000	Hang Lung Properties Ltd.	3,984,609
16,500	Hang Seng Bank Ltd.	304,105
33,894	Henderson Land Development Co., Ltd.	140,959
58,000	HK Electric Investments & HK Electric Investments Ltd.	57,223
89,000	HKT Trust & HKT Ltd., Class Miscella Shares	120,013
238,380	Hong Kong & China Gas Co., Ltd.	360,643
55,819	Hong Kong Exchanges & Clearing Ltd.	2,689,363
26,700	Hongkong Land Holdings Ltd.	144,550
142,000	Hysan Development Co., Ltd.	417,935
75,300	Jardine Matheson Holdings Ltd.	4,484,741
46,300	Link REIT	373,611
282,500	LK Technology Holdings Ltd.	473,604
4,837	Melco Resorts & Entertainment Ltd., ADR*	48,467
34,500	MTR Corp., Ltd.	178,706
35,669	New World Development Co., Ltd.	142,631
1,231,000	Pacific Basin Shipping Ltd.	650,029
31,000	Power Assets Holdings Ltd.	195,371
82,646	Sino Land Co., Ltd.	104,236
32,000	SITC International Holdings Co., Ltd.	131,389
28,000	Sun Hung Kai Properties Ltd.	325,703
10,000	Swire Pacific Ltd., Class A Shares	55,280
25,600	Swire Properties Ltd.	66,857
121,000	Techtronic Industries Co., Ltd.	2,015,577
524,000	United Laboratories International Holdings Ltd. (The)	289,687
197,500	WH Group Ltd.(c)	137,839
38,000	Wharf Real Estate Investment Co., Ltd.	170,238
38,000	Xinyi Glass Holdings Ltd.	100,908

	Total Hong Kong	41,380,394

India — 0.1%
99,517	HDFC Bank Ltd.	1,887,230

Indonesia — 0.2%
2,610,500	Bank Central Asia Tbk PT	1,476,274
3,155,673	Bank Mandiri Persero Tbk PT	1,702,340

	Total Indonesia	3,178,614

Ireland — 1.3%
14,982	AerCap Holdings NV*	815,470
136,063	Bank of Ireland Group PLC*	897,161
17,043	CRH PLC	767,631
113,077	Dalata Hotel Group PLC*	532,057
2,215	DCC PLC	172,978
159,271	Experian PLC	6,208,588
3,645	Flutter Entertainment PLC*	522,603
31,260	Glanbia PLC	436,093
9,739	James Hardie Industries PLC, CDI	319,454
3,482	Kerry Group PLC, Class A Shares	413,863
3,371	Kingspan Group PLC	327,410
57,064	Ryanair Holdings PLC, ADR*	5,689,851
5,384	Smurfit Kappa Group PLC	268,260

	Total Ireland	17,371,419

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Israel — 0.5%
854	Azrieli Group Ltd.	$73,026
24,926	Bank Hapoalim BM	264,478
31,880	Bank Leumi Le-Israel BM	345,611
2,331	Check Point Software Technologies Ltd.*	337,715
909	CyberArk Software Ltd.*	154,657
534	Elbit Systems Ltd.	109,642
598	Fiverr International Ltd.*	47,188
16,239	ICL Group Ltd.	185,533
23,210	Inmode Ltd.*	990,835
23,421	Israel Discount Bank Ltd., Class A Shares	154,546
1,064	Kornit Digital Ltd.*	100,899
3,343	Mizrahi Tefahot Bank Ltd.	130,862
1,385	Nice Ltd.*	314,278
6,888	Nice Ltd., ADR*	1,558,410
32,012	Perion Network Ltd.*	732,115
14,234	Radware Ltd.*	489,792
24,254	Teva Pharmaceutical Industries Ltd., ADR*	197,185
1,245	Wix.com Ltd.*	114,017

	Total Israel	6,300,789

Italy — 2.9%
2,869	Amplifon SpA	122,118
24,285	Assicurazioni Generali SpA	478,472
10,932	Atlantia SpA*	200,963
63,156	Banca Mediolanum SpA	513,512
26,671	Buzzi Unicem SpA	505,111
11,803	Davide Campari-Milano NV	128,871
12,236	De’Longhi SpA	389,577
609	DiaSorin SpA	90,503
1,622,429	Enel SpA	12,006,968
55,382	Eni SpA	856,668
2,766	Ferrari NV	589,112
133,359	FinecoBank Banca Fineco SpA	2,224,424
6,762	Infrastrutture Wireless Italiane SpA(c)	68,573
7,177	Interpump Group SpA	384,576
1,502,319	Intesa Sanpaolo SpA	3,851,493
218,485	Iren SpA	609,789
14,157	Mediobanca Banca di Credito Finanziario SpA	146,328
4,504	Moncler SpA	269,538
10,604	Nexi SpA*(c)	143,619
11,974	Poste Italiane SpA(c)	137,622
5,628	Prysmian SpA	186,016
63,596	Recordati Industria Chimica e Farmaceutica SpA	3,101,349
5,999	Reply SpA	977,931
43,518	Snam SpA	242,298
237,666	Telecom Italia SpA	99,784
30,874	Terna — Rete Elettrica Nazionale	254,197
898,574	UniCredit SpA	11,441,574

	Total Italy	40,020,986

Japan — 16.6%
4,400	Advantest Corp.	353,885
14,300	Aeon Co., Ltd.(a)	323,948
4,300	AGC Inc.	191,030
3,000	Aisin Corp.	109,640
10,200	Ajinomoto Co., Inc.	297,149

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.6% — (continued)
3,400	ANA Holdings Inc.*	$74,942
10,000	Asahi Group Holdings Ltd.	405,430
4,400	Asahi Intecc Co., Ltd.	94,410
27,500	Asahi Kasei Corp.(a)	258,730
30,000	ASKUL Corp.	435,538
40,900	Astellas Pharma Inc.	685,583
2,500	Azbil Corp.	95,509
4,400	Bandai Namco Holdings Inc.	321,782
3,700	BayCurrent Consulting Inc.	1,469,963
1,700	Benefit One Inc.	39,205
90,700	Bridgestone Corp.	3,745,802
4,700	Brother Industries Ltd.	85,661
22,000	Canon Inc.	518,017
3,500	Capcom Co., Ltd.	84,810
3,200	Central Japan Railway Co.	432,393
11,200	Chiba Bank Ltd. (The)	71,530
14,800	Chubu Electric Power Co., Inc.(a)	148,747
14,700	Chugai Pharmaceutical Co., Ltd.	487,265
30,100	CKD Corp.	530,555
21,900	Concordia Financial Group Ltd.	90,388
500	Cosmos Pharmaceutical Corp.	69,194
9,300	CyberAgent Inc.	120,113
4,500	Dai Nippon Printing Co., Ltd.	117,357
21,600	Daifuku Co., Ltd.	1,550,666
12,300	Daihen Corp.	466,163
22,100	Dai-ichi Life Holdings Inc.	463,796
38,500	Daiichi Sankyo Co., Ltd.	939,006
45,000	Daikin Industries Ltd.	8,348,329
1,500	Daito Trust Construction Co., Ltd.	166,436
12,400	Daiwa House Industry Co., Ltd.	353,589
51	Daiwa House REIT Investment Corp., Class A Shares(a)	138,566
29,100	Daiwa Securities Group Inc.	173,053
5,600	Denka Co., Ltd.	172,989
9,500	Denso Corp.	668,131
4,500	Dentsu Group Inc.	179,931
10,500	Disco Corp.	2,975,649
6,600	East Japan Railway Co.(a)	392,076
33,100	Eiken Chemical Co., Ltd.	502,646
5,200	Eisai Co., Ltd.	259,370
67,350	ENEOS Holdings Inc.	266,056
95,700	FANUC Corp.	17,709,556
1,300	Fast Retailing Co., Ltd.	704,122
16,400	Food & Life Cos., Ltd.	544,818
31,100	Fuji Corp.	630,610
2,600	Fuji Electric Co., Ltd.	133,491
8,500	Fuji Soft Inc.	416,929
7,900	FUJIFILM Holdings Corp.	501,328
4,300	Fujitsu Ltd.	629,501
20,900	FULLCAST Holdings Co., Ltd.	431,870
97	GLP J-REIT	144,776
900	GMO Payment Gateway Inc.	86,613
24,500	GungHo Online Entertainment Inc.	540,001
24,800	H.U. Group Holdings Inc.	654,436
4,700	Hakuhodo DY Holdings Inc.	61,930
3,100	Hamamatsu Photonics KK	156,936
5,300	Hankyu Hanshin Holdings Inc.	158,774

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.6% — (continued)
500	Hikari Tsushin Inc.	$61,981
5,200	Hino Motors Ltd.	48,985
845	Hirose Electric Co., Ltd.	126,713
2,300	Hitachi Construction Machinery Co., Ltd.	56,431
21,200	Hitachi Ltd.	1,045,677
4,300	Hitachi Metals Ltd.*	76,705
35,800	Honda Motor Co., Ltd.	1,092,325
1,100	Hoshizaki Corp.	76,675
48,400	Hoya Corp.	6,376,277
7,800	Hulic Co., Ltd.	71,238
2,500	Ibiden Co., Ltd.	121,644
4,237	Idemitsu Kosan Co., Ltd.	115,092
3,600	Iida Group Holdings Co., Ltd.	66,441
52,100	INFRONEER Holdings Inc.(a)	463,139
22,800	Inpex Corp.	235,162
32,700	Internet Initiative Japan Inc.	1,065,060
1,128	Invincible Investment Corp., REIT	388,569
13,200	Isuzu Motors Ltd.	179,602
1,200	Ito En Ltd.	69,110
26,100	ITOCHU Corp.	851,796
2,000	Itochu Techno-Solutions Corp.	51,694
2,800	Japan Airlines Co., Ltd.*	56,141
11,100	Japan Exchange Group Inc.	209,456
141	Japan Metropolitan Fund Invest, REIT(a)	114,169
8,400	Japan Post Bank Co., Ltd.(a)	74,154
53,700	Japan Post Holdings Co., Ltd.*	447,146
4,200	Japan Post Insurance Co., Ltd.	72,188
29	Japan Real Estate Investment Corp., REIT	155,270
26,300	Japan Tobacco Inc.	486,013
11,400	JFE Holdings Inc.	170,442
4,600	JSR Corp.	144,386
9,000	Kajima Corp.	121,187
2,700	Kakaku.com Inc.	59,139
16,100	Kanamoto Co., Ltd.	319,729
15,200	Kaneka Corp.	498,084
16,300	Kansai Electric Power Co., Inc. (The)	165,196
3,600	Kansai Paint Co., Ltd.	72,188
10,400	Kao Corp.	490,066
93,000	KDDI Corp.	3,042,673
2,100	Keio Corp.	86,048
2,700	Keisei Electric Railway Co., Ltd.	75,846
75	Kenedix Office Investment Corp., REIT, Class A Shares	445,745
23,500	Keyence Corp.	11,173,497
3,200	Kikkoman Corp.	238,831
3,500	Kintetsu Group Holdings Co., Ltd.	105,390
24,700	Kintetsu World Express Inc.	651,871
18,100	Kirin Holdings Co., Ltd.	300,781
1,100	Kobayashi Pharmaceutical Co., Ltd.	94,989
2,800	Kobe Bussan Co., Ltd.	93,298
1,400	Koei Tecmo Holdings Co., Ltd.	48,600
2,100	Koito Manufacturing Co., Ltd.	108,571
19,200	Komatsu Ltd.	442,842
18,400	Komeri Co., Ltd.	453,089
1,900	Konami Holdings Corp.	107,546
800	Kose Corp.	91,788
106,300	Kubota Corp.	1,913,776

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.6% — (continued)
17,100	Kumagai Gumi Co., Ltd.	$430,296
2,000	Kurita Water Industries Ltd.	82,283
7,000	Kyocera Corp.	402,084
6,100	Kyowa Kirin Co., Ltd.	157,467
1,700	Lasertec Corp.	314,294
1,200	Lawson Inc.	50,233
4,800	Lion Corp.	62,925
6,200	Lixil Corp.	138,441
9,700	M3 Inc.	362,761
85,800	Makita Corp.	3,053,253
34,300	Marubeni Corp.	360,390
11,400	Mazda Motor Corp.*	85,199
1,900	McDonald’s Holdings Co. Japan Ltd.	81,652
3,900	Medipal Holdings Corp.	71,309
2,500	MEIJI Holdings Co., Ltd.	150,517
2,100	Mercari Inc.*	66,799
8,000	MINEBEA MITSUMI Inc.	174,928
139,200	MISUMI Group Inc.	4,464,510
28,400	Mitsubishi Chemical Holdings Corp.	204,175
27,700	Mitsubishi Corp.	934,661
40,000	Mitsubishi Electric Corp.	482,139
26,000	Mitsubishi Estate Co., Ltd.	397,281
2,900	Mitsubishi Gas Chemical Co., Inc.	51,598
13,900	Mitsubishi HC Capital Inc.	72,638
7,300	Mitsubishi Heavy Industries Ltd.	216,120
262,200	Mitsubishi UFJ Financial Group Inc.	1,629,732
34,200	Mitsui & Co., Ltd.	854,456
3,700	Mitsui Chemicals Inc.	94,817
20,100	Mitsui Fudosan Co., Ltd.	447,895
2,500	Mitsui OSK Lines Ltd.	203,123
1,900	Miura Co., Ltd.	52,073
52,890	Mizuho Financial Group Inc.	698,449
5,000	MonotaRO Co., Ltd.	93,976
9,000	Morinaga Milk Industry Co., Ltd.	451,874
9,800	MS&AD Insurance Group Holdings Inc.	333,612
202,500	Murata Manufacturing Co., Ltd.	13,965,459
62,500	Nabtesco Corp.	1,727,494
5,300	NEC Corp.	229,211
41,400	NEC Networks & System Integration Corp.	637,191
10,900	Nexon Co., Ltd.	236,596
5,200	NGK Insulators Ltd.	80,866
9,800	Nidec Corp.	846,377
7,000	Nihon M&A Center Holdings Inc.	103,359
2,400	Nintendo Co., Ltd.	1,213,444
86	Nippon Accommodations Fund Inc., REIT, Class A Shares	452,721
34	Nippon Building Fund Inc., REIT	195,518
33,600	Nippon Electric Glass Co., Ltd.	809,524
1,900	Nippon Express Holdings Inc.	115,367
18,600	Nippon Paint Holdings Co., Ltd.	165,616
48	Nippon Prologis REIT Inc.	140,909
3,200	Nippon Sanso Holdings Corp.	62,808
1,100	Nippon Shinyaku Co., Ltd.	72,141
18,800	Nippon Steel Corp.	347,451
98,200	Nippon Suisan Kaisha Ltd.	465,997
26,200	Nippon Telegraph & Telephone Corp.	751,540
3,600	Nippon Yusen KK	335,545

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.6% — (continued)
2,800	Nissan Chemical Corp.	$159,183
50,900	Nissan Motor Co., Ltd.*	242,238
4,100	Nisshin Seifun Group Inc.	58,549
1,300	Nissin Foods Holdings Co., Ltd.	103,786
1,800	Nitori Holdings Co., Ltd.	271,690
3,200	Nitto Denko Corp.	233,496
67,400	Nomura Holdings Inc.	308,091
2,700	Nomura Real Estate Holdings Inc.	67,477
99	Nomura Real Estate Master Fund Inc., REIT	131,363
7,380	Nomura Research Institute Ltd.	257,751
163,700	North Pacific Bank Ltd.	363,873
13,800	NTT Data Corp.	262,301
13,100	Obayashi Corp.	109,737
1,500	Obic Co., Ltd.	240,143
6,900	Odakyu Electric Railway Co., Ltd.	113,971
16,300	Oji Holdings Corp.	83,214
24,200	Olympus Corp.	491,332
3,900	Omron Corp.	264,730
8,200	Ono Pharmaceutical Co., Ltd.	202,945
23,100	Open House Group Co., Ltd.	1,047,332
800	Oracle Corp. Japan	56,928
4,400	Oriental Land Co., Ltd.	819,383
26,800	ORIX Corp.	533,907
53	Orix JREIT Inc.	74,230
8,700	Osaka Gas Co., Ltd.	159,996
2,300	Otsuka Corp.	88,953
8,600	Otsuka Holdings Co., Ltd.	297,279
25,300	Outsourcing Inc.	315,786
9,600	Pan Pacific International Holdings Corp.	156,929
48,500	Panasonic Corp.	503,836
3,600	Persol Holdings Co., Ltd.	80,402
2,200	Pola Orbis Holdings Inc.	34,506
19,500	Rakuten Group Inc.	165,706
82,700	Recruit Holdings Co., Ltd.	3,489,998
27,600	Renesas Electronics Corp.*	329,045
83,300	Rengo Co., Ltd.	623,862
46,400	Resona Holdings Inc.	209,335
26,800	Resorttrust Inc.	453,825
15,600	Ricoh Co., Ltd.	133,255
800	Rinnai Corp.	65,919
1,800	Rohm Co., Ltd.	143,679
5,100	Ryohin Keikaku Co., Ltd.	75,205
16,500	Saizeriya Co., Ltd.	421,850
11,200	Sankyu Inc.	389,300
7,300	Santen Pharmaceutical Co., Ltd.	83,924
43,600	Sanwa Holdings Corp.	488,041
11,800	Sawai Group Holdings Co., Ltd.	468,478
5,600	SBI Holdings Inc.	146,667
3,400	SCSK Corp.	58,195
4,600	Secom Co., Ltd.	337,840
5,600	Seiko Epson Corp.	86,226
115,500	Sekisui Chemical Co., Ltd.	1,896,555
13,500	Sekisui House Ltd.	276,238
16,500	Seven & i Holdings Co., Ltd.(a)	804,665
7,200	SG Holdings Co., Ltd.	152,811
5,000	Sharp Corp.	47,264

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.6% — (continued)
5,300	Shimadzu Corp.	$190,135
1,600	Shimano Inc.	374,071
13,200	Shimizu Corp.	87,530
40,400	Shin-Etsu Chemical Co., Ltd.	6,245,654
45,400	Shinko Electric Industries Co., Ltd.	1,952,329
5,800	Shionogi & Co., Ltd.	387,017
16,100	Ship Healthcare Holdings Inc.(a)	319,672
8,800	Shiseido Co., Ltd.	502,346
9,400	Shizuoka Bank Ltd. (The)	70,026
15,500	SMC Corp.	9,226,581
63,000	Softbank Corp.	796,061
26,500	SoftBank Group Corp.	1,189,360
1,400	Sohgo Security Services Co., Ltd.	50,547
7,000	Sompo Holdings Inc.	306,381
76,200	Sony Group Corp.	7,802,364
1,700	Square Enix Holdings Co., Ltd.	82,158
2,700	Stanley Electric Co., Ltd.	64,345
17,900	Starts Corp., Inc.	405,342
13,500	Subaru Corp.	223,039
7,700	SUMCO Corp.	129,153
34,000	Sumitomo Chemical Co., Ltd.	163,159
24,700	Sumitomo Corp.	403,640
4,300	Sumitomo Dainippon Pharma Co., Ltd.	47,408
16,700	Sumitomo Electric Industries Ltd.(a)	222,111
33,400	Sumitomo Forestry Co., Ltd.	645,495
5,500	Sumitomo Metal Mining Co., Ltd.	275,719
186,690	Sumitomo Mitsui Financial Group Inc.	6,654,560
7,400	Sumitomo Mitsui Trust Holdings Inc.	264,852
6,900	Sumitomo Realty & Development Co., Ltd.	203,778
2,800	Suntory Beverage & Food Ltd.	112,384
4,000	Suzuken Co., Ltd.	129,690
8,100	Suzuki Motor Corp.	323,530
48,300	Sysmex Corp.	3,925,946
11,100	T&D Holdings Inc.	162,900
4,500	Taisei Corp.	150,302
1,000	Taisho Pharmaceutical Holdings Co., Ltd.	49,836
15,100	Taiyo Yuden Co., Ltd.	689,554
317,954	Takeda Pharmaceutical Co., Ltd.	9,686,426
21,600	Takeuchi Manufacturing Co., Ltd.	484,167
8,500	TDK Corp.	348,333
75,400	Terumo Corp.	2,445,684
5,200	TIS Inc.	122,722
3,800	Tobu Railway Co., Ltd.	93,564
2,300	Toho Co., Ltd.	96,097
57,500	Tokio Marine Holdings Inc.	3,296,840
900	Tokyo Century Corp.	39,658
30,700	Tokyo Electric Power Co. Holdings Inc.*	96,738
3,200	Tokyo Electron Ltd.	1,580,360
8,600	Tokyo Gas Co., Ltd.	176,581
11,900	Tokyo Seimitsu Co., Ltd.	496,219
9,000	Tokyotokeiba Co., Ltd.	319,672
11,500	Tokyu Corp.	153,695
5,300	Toppan Inc.	104,536
31,100	Toray Industries Inc.	178,954
8,500	Toshiba Corp.	339,283
5,300	Tosoh Corp.	82,688

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 16.6% — (continued)
3,300	TOTO Ltd.	$139,463
1,800	Toyo Suisan Kaisha Ltd.	75,949
44,700	Toyo Tire Corp.	592,815
3,300	Toyota Industries Corp.	251,966
449,200	Toyota Motor Corp.	8,171,877
4,800	Toyota Tsusho Corp.	200,053
3,100	Trend Micro Inc.	173,390
800	Tsuruha Holdings Inc.	64,071
8,900	Unicharm Corp.	335,587
22,700	Ushio Inc.	370,059
5,200	USS Co., Ltd.	86,416
21,100	Valor Holdings Co., Ltd.	409,534
2,000	Welcia Holdings Co., Ltd.	53,435
12,700	West Holdings Corp.(a)	482,037
4,800	West Japan Railway Co.	207,250
3,000	Yakult Honsha Co., Ltd.	162,804
3,100	Yamaha Corp.	145,087
6,800	Yamaha Motor Co., Ltd.	153,014
6,700	Yamato Holdings Co., Ltd.	130,949
35,900	Yaskawa Electric Corp.(a)	1,434,735
4,600	Yokogawa Electric Corp.	74,210
58,800	Z Holdings Corp.	292,210
14,900	Zenkoku Hosho Co., Ltd.(a)	626,885
28,600	Zeon Corp.	338,117
2,600	ZOZO Inc.	74,441

	Total Japan	229,135,030

Jordan — 0.0%
18,394	Hikma Pharmaceuticals PLC	511,827

Luxembourg — 0.3%
99,432	ArcelorMittal SA	3,069,641
20,103	Aroundtown SA	124,600
2,930	Eurofins Scientific SE	296,535
11,308	Tenaris SA	146,355

	Total Luxembourg	3,637,131

Macau — 0.5%
2,465,200	Sands China Ltd.*	6,424,078

Malta — 0.0%
36,222	Kindred Group PLC	400,909

Mexico — 0.1%
104,482	Grupo Financiero Banorte SAB de CV, Class O Shares	709,130

Netherlands — 3.3%
32,256	Aalberts NV	1,775,414
9,827	ABN AMRO Group NV, Dutch Certificate, GDR(c)	130,340
434	Adyen NV*(c)	889,177
39,911	Aegon NV	196,622
63,153	Akzo Nobel NV	6,000,496
1,006	Argenx SE*	288,936
1,028	ASM International NV	325,680
26,554	ASML Holding NV	17,505,257
19,701	ASR Nederland NV	848,777
9,789	BE Semiconductor Industries NV	821,695
8,070	Euronext NV(c)	730,352

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Netherlands — 3.3% — (continued)
2,398	EXOR NV	$178,908
46,448	Fugro NV*	444,201
2,528	Heineken Holding NV	206,040
5,688	Heineken NV(a)	575,896
1,250	IMCD NV	202,428
305,011	ING Groep NV	3,562,497
2,158	JDE Peet’s NV	70,768
3,975	Just Eat Takeaway.com NV*(c)	160,263
22,946	Koninklijke Ahold Delhaize NV	705,334
3,835	Koninklijke DSM NV	713,647
73,778	Koninklijke KPN NV	252,144
82,627	Koninklijke Philips NV	2,811,280
5,929	NN Group NV	283,176
20,476	Prosus NV*	1,269,362
5,246	QIAGEN NV*	263,227
2,690	Randstad NV	182,769
20,731	Signify NV(c)	1,053,678
116,533	Stellantis NV	2,088,545
15,915	Universal Music Group NV	358,581
5,870	Wolters Kluwer NV	597,179

	Total Netherlands	45,492,669

New Zealand — 0.1%
25,187	Auckland International Airport Ltd.*	121,621
12,619	Fisher & Paykel Healthcare Corp., Ltd.	237,005
17,469	Mercury NZ Ltd.	67,965
25,777	Meridian Energy Ltd.	87,771
8,723	Ryman Healthcare Ltd.	59,068
37,569	Spark New Zealand Ltd.	114,956
2,925	Xero Ltd.*	202,636

	Total New Zealand	891,022

Norway — 0.6%
5,317	Adevinta ASA, Class B Shares*	57,468
2,536	Aker BP ASA	79,493
84,988	DNB Bank ASA	1,904,290
120,166	Equinor ASA	3,791,466
4,024	Gjensidige Forsikring ASA	99,587
9,650	Mowi ASA	248,586
29,510	Norsk Hydro ASA	279,388
17,029	Orkla ASA	159,777
1,593	Schibsted ASA, Class A Shares	46,028
2,045	Schibsted ASA, Class B Shares(d)	53,068
43,372	Sparebanken Vest	516,500
15,354	Telenor ASA	227,271
3,719	Yara International ASA	189,309

	Total Norway	7,652,231

Peru — 0.1%
7,498	Credicorp Ltd.	1,134,073

Poland — 0.0%
4,038	InPost SA*	24,934

Portugal — 0.0%
60,913	EDP — Energias de Portugal SA	295,492
10,086	Galp Energia SGPS SA	111,714
5,698	Jeronimo Martins SGPS SA	123,931

	Total Portugal	531,137

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Singapore — 0.8%
2,190,258	Ascendas Real Estate Investment Trust, REIT	$4,478,492
110,650	CapitaLand Integrated Commercial Trust, REIT	172,845
60,700	Capitaland Investment Ltd.*	165,351
9,700	City Developments Ltd.	50,962
39,700	DBS Group Holdings Ltd.	996,451
620,500	Frasers Logistics & Commercial Trust, REIT	640,506
124,700	Genting Singapore Ltd.	70,878
23,805	Grab Holdings Ltd., Class A Shares*	137,117
29,300	Keppel Corp., Ltd.	129,573
45,500	Mapletree Commercial Trust, REIT	60,780
62,729	Mapletree Logistics Trust, REIT	81,363
74,300	Oversea-Chinese Banking Corp., Ltd.	640,213
7,017	Sea Ltd., ADR*	1,021,675
344,500	Sembcorp Industries Ltd.	640,589
32,250	Singapore Airlines Ltd.*	121,188
12,600	Singapore Exchange Ltd.	86,850
31,400	Singapore Technologies Engineering Ltd.	88,533
186,800	Singapore Telecommunications Ltd.	347,466
25,803	United Overseas Bank Ltd.	569,849
9,271	UOL Group Ltd.	47,839
5,700	Venture Corp., Ltd.	73,782
45,100	Wilmar International Ltd.	145,805

	Total Singapore	10,768,107

South Korea — 2.0%
6,311	AfreecaTV Co., Ltd.(a)	739,824
3,809	Cosmax Inc.*(a)	275,403
6,470	Coway Co., Ltd.(a)	388,213
1,369	KCC Corp.	383,107
3,546	LEENO Industrial Inc.	532,064
2,314	LG Innotek Co., Ltd.(a)	631,397
7,596	LOTTE Fine Chemical Co., Ltd.	502,128
5,301	LX Semicon Co., Ltd.(a)	505,897
4,907	Maeil Dairies Co., Ltd.(a)	278,127
13,038	Osstem Implant Co., Ltd.(d)(e)	773,767
53,407	Partron Co., Ltd.	513,206
8,951	PharmaResearch Co., Ltd.(a)	656,409
235,547	Samsung Electronics Co., Ltd.	14,212,682
35,209	Samsung Engineering Co., Ltd.*	680,654
4,544	Samsung SDI Co., Ltd.	2,075,543
47,575	SK Hynix Inc.	4,922,201

	Total South Korea	28,070,622

Spain — 3.9%
4,802	Acciona SA	816,580
55,563	Acerinox SA	699,633
5,781	ACS Actividades de Construccion y Servicios SA	139,531
43,187	Aena SME SA*(c)	6,992,881
183,842	Amadeus IT Group SA*	12,187,319
48,356	Applus Services SA	440,444
922,650	Banco Bilbao Vizcaya Argentaria SA	5,445,596
380,506	Banco Santander SA	1,267,851
134,433	Bankinter SA	759,259
2,220,032	CaixaBank SA	7,298,084
35,401	Cellnex Telecom SA(c)	1,601,561
27,431	Cia de Distribucion Integral Logista Holdings SA	496,064

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Spain — 3.9% — (continued)
6,559	EDP Renovaveis SA	$157,538
3,916	Enagas SA	82,584
7,211	Endesa SA	158,959
10,977	Ferrovial SA	300,154
7,012	Grifols SA	132,225
502,454	Iberdrola SA	5,670,240
217,510	Industria de Diseno Textil SA	5,720,815
12,687	Laboratorios Farmaceuticos Rovi SA	1,026,647
59,913	Merlin Properties Socimi SA, REIT	670,723
4,506	Naturgy Energy Group SA	120,173
6,811	Red Electrica Corp. SA	135,655
32,327	Repsol SA	422,128
5,571	Siemens Gamesa Renewable Energy SA*	128,973
115,626	Telefonica SA	550,629
6,251	Viscofan SA	385,162

	Total Spain	53,807,408

Sweden — 1.6%
6,903	Alfa Laval AB	222,970
44,652	Arjo AB, Class B Shares	385,538
21,993	Assa Abloy AB, Class B Shares	581,383
14,735	Atlas Copco AB, Class A Shares	768,406
8,563	Atlas Copco AB, Class B Shares	384,726
6,002	Boliden AB	266,710
18,030	Cibus Nordic Real Estate AB	450,025
44,626	Dometic Group AB(c)	428,708
5,344	Electrolux AB, Class B Shares	95,343
12,276	Embracer Group AB, Class B Shares*	104,859
14,461	Epiroc AB, Class A Shares	273,283
8,759	Epiroc AB, Class B Shares	142,447
6,604	EQT AB	222,649
13,382	Essity AB, Class B Shares	345,173
3,776	Evolution AB(c)	430,008
2,384	Fastighets AB Balder, Class B Shares*	148,928
16,665	Getinge AB, Class B Shares	643,480
15,620	Hennes & Mauritz AB, Class B Shares	262,606
43,230	Hexagon AB, Class B Shares	579,183
9,628	Husqvarna AB, Class B Shares	114,866
2,687	Industrivarden AB, Class A Shares	73,898
3,835	Industrivarden AB, Class C Shares	103,802
2,979	Investment AB Latour, Class B Shares	81,772
10,943	Investor AB, Class A Shares	240,512
39,979	Investor AB, Class B Shares	807,720
5,428	Kinnevik AB, Class B Shares*	136,544
1,529	L E Lundbergforetagen AB, Class B Shares	73,487
5,371	Lifco AB, Class B Shares	120,479
4,538	Lundin Energy AB	168,192
31,298	Nibe Industrier AB, Class B Shares	274,557
3,241	Sagax AB, Class B Shares	87,412
89,316	Sandvik AB	1,925,858
6,301	Securitas AB, Class B Shares	76,241
12,043	Sinch AB*(c)	100,496
35,713	Skandinaviska Enskilda Banken AB, Class A Shares	412,531
7,599	Skanska AB, Class B Shares	171,716
8,520	SKF AB, Class B Shares	157,296
13,300	Svenska Cellulosa AB SCA, Class B Shares	216,570

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 1.6% — (continued)
188,694	Svenska Handelsbanken AB, Class A Shares	$1,800,931
289,433	Swedbank AB, Class A Shares	4,663,247
33,999	Swedish Match AB	248,596
11,445	Tele2 AB, Class B Shares	151,493
64,047	Telefonaktiebolaget LM Ericsson, Class B Shares	594,053
58,373	Telia Co. AB	217,031
22,521	Trelleborg AB, Class B Shares	449,943
4,029	Volvo AB, Class A Shares	78,077
31,370	Volvo AB, Class B Shares	601,966
31,062	Wihlborgs Fastigheter AB	615,522

	Total Sweden	21,501,233

Switzerland — 10.2%
36,042	ABB Ltd., Class Registered Shares	1,214,653
12,981	Adecco Group AG, Class Registered Shares	609,437
34,016	Alcon Inc.	2,637,202
125	Bachem Holding AG, Class B Shares	74,286
1,051	Baloise Holding AG, Class Registered Shares	175,631
72	Barry Callebaut AG, Class Registered Shares	166,360
1,498	Bossard Holding AG	418,400
1,765	Bucher Industries AG, Class Registered Shares	776,570
131	Chocoladefabriken Lindt & Spruengli AG	1,381,850
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	223,562
33,915	Cie Financiere Richemont SA, Class Registered Shares	4,552,040
4,341	Clariant AG, Class Registered Shares*	77,262
22,920	Coca-Cola HBC AG*	578,510
666,452	Credit Suisse Group AG, Class Registered Shares	5,569,162
159	EMS-Chemie Holding AG, Class Registered Shares	155,460
286	Forbo Holding AG, Class Registered Shares	490,459
6,989	Galenica AG(c)	493,924
787	Geberit AG, Class Registered Shares	510,412
1,413	Givaudan SA, Class Registered Shares	5,872,045
217,479	Glencore PLC	1,271,853
11,488	Holcim Ltd., Class Registered Shares*	572,431
17,546	Julius Baer Group Ltd.	1,016,759
17,092	Kuehne + Nagel International AG, Class Registered Shares	4,613,819
3,798	Logitech International SA, Class Registered Shares	284,564
7,927	Lonza Group AG, Class Registered Shares	5,510,551
3,896	Medmix AG*(c)	143,838
164,780	Nestlé SA, Class Registered Shares	21,515,561
250,116	Novartis AG, Class Registered Shares	21,842,525
498	Partners Group Holding AG	667,029
6,658	PSP Swiss Property AG, Class Registered Shares	858,440
73,647	Roche Holding AG	28,122,822
891	Schindler Holding AG	202,908
408	Schindler Holding AG, Class Registered Shares	90,857
1,342	SGS SA, Class Registered Shares	3,817,182
6,922	Sika AG, Class Registered Shares	2,274,707
1,198	Sonova Holding AG, Class Registered Shares	466,470
14,985	STMicroelectronics NV	623,372
227	Straumann Holding AG, Class Registered Shares	354,870
5,482	Sulzer AG, Class Registered Shares	462,959
646	Swatch Group AG (The)	199,394
1,130	Swatch Group AG (The), Class Registered Shares	67,031
694	Swiss Life Holding AG, Class Registered Shares	422,886
1,725	Swiss Prime Site AG, Class Registered Shares	169,292

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 10.2% — (continued)
6,618	Swiss Re AG	$630,851
568	Swisscom AG, Class Registered Shares	340,953
3,645	Swissquote Group Holding SA	624,854
1,927	Tecan Group AG, Class Registered Shares	836,061
1,492	Temenos AG, Class Registered Shares	150,341
77,180	UBS Group AG, Class Registered Shares	1,416,161
11,292	VAT Group AG(c)	4,201,465
1,087	Vifor Pharma AG	190,985
11,254	Vontobel Holding AG, Class Registered Shares	889,833
21,771	Zurich Insurance Group AG	9,949,100

	Total Switzerland	140,779,949

Taiwan — 0.7%
137,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,918,467
57,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,195,879

	Total Taiwan	9,114,346

United Kingdom — 18.3%
21,292	3i Group PLC	376,689
49,458	Abrdn PLC	136,689
4,337	Admiral Group PLC	172,182
225,607	Airtel Africa PLC(c)	426,018
27,905	Anglo American PLC	1,425,106
9,790	Ashtead Group PLC	631,538
7,872	Associated British Foods PLC	201,017
156,429	AstraZeneca PLC	18,975,949
13,483	Atlantica Sustainable Infrastructure PLC	455,051
21,225	Auto Trader Group PLC(c)	187,352
2,424	AVEVA Group PLC	80,839
82,527	Aviva PLC	459,995
70,363	BAE Systems PLC	676,931
342,376	Balfour Beatty PLC	1,090,117
3,659,562	Barclays PLC	8,845,937
22,405	Barratt Developments PLC	181,857
2,589	Berkeley Group Holdings PLC	134,209
3,131,857	BP PLC	15,272,782
219,226	British American Tobacco PLC	9,616,302
17,715	British Land Co. PLC (The), REIT	124,899
195,300	BT Group PLC, Class A Shares	481,465
57,494	Bunzl PLC	2,280,061
95,388	Burberry Group PLC	2,468,467
230,535	Capricorn Energy PLC*	688,808
22,454	CNH Industrial NV	316,848
4,501	Coca-Cola Europacific Partners PLC	230,496
618,602	Compass Group PLC	13,896,724
28,490	Computacenter PLC	1,042,054
11,878	Cranswick PLC	558,334
3,074	Croda International PLC	307,847
17,501	CVS Group PLC	394,619
228,705	Diageo PLC	11,350,989
39,413	Electrocomponents PLC	518,775
17,887	Endeavour Mining PLC(a)	472,396
12,812	Entain PLC*	286,133
4,864	Ferguson PLC	738,835
31,128	Future PLC	1,093,705
496,032	GlaxoSmithKline PLC	10,270,754

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 18.3% — (continued)
8,306	Halma PLC	$268,053
8,181	Hargreaves Lansdown PLC	124,141
906,035	HSBC Holdings PLC	6,188,788
52,767	IG Group Holdings PLC	549,315
43,517	IMI PLC	850,667
20,706	Imperial Brands PLC	455,133
61,894	Inchcape PLC	615,478
32,966	Informa PLC*	258,720
4,009	InterContinental Hotels Group PLC*	278,520
19,990	Intermediate Capital Group PLC	453,843
3,477	Intertek Group PLC	249,549
39,998	J Sainsbury PLC	147,472
51,895	JD Sports Fashion PLC	103,967
3,894	Johnson Matthey PLC	97,910
617,361	Kingfisher PLC	2,511,713
15,906	Land Securities Group PLC, REIT	168,519
130,614	Legal & General Group PLC	480,989
1,552,915	Lloyds Banking Group PLC	994,464
7,404	London Stock Exchange Group PLC	648,203
151,845	LondonMetric Property PLC, REIT	527,329
58,696	M&G PLC	160,191
262,483	Marks & Spencer Group PLC*	607,639
96,813	Melrose Industries PLC	188,841
90,339	Micro Focus International PLC	467,862
10,623	Mondi PLC	221,004
312,383	National Grid PLC	4,727,684
126,019	NatWest Group PLC	383,670
2,909	Next PLC	265,630
37,181	Ocado Group PLC*	684,171
108,125	OSB Group PLC	718,169
17,423	Pearson PLC	151,254
6,981	Persimmon PLC	224,257
112,619	Pets at Home Group PLC	548,098
15,373	Phoenix Group Holdings PLC	126,313
1,014,470	Prudential PLC	15,259,444
144,934	Reckitt Benckiser Group PLC	12,274,589
91,791	Redrow PLC	705,762
377,440	RELX PLC	11,519,751
40,680	Rentokil Initial PLC	276,440
24,572	Rio Tinto PLC	1,907,458
11,230,306	Rolls-Royce Holdings PLC*	15,354,078
128,593	Royal Mail PLC	671,126
59,689	Safestore Holdings PLC, REIT	1,014,916
23,054	Sage Group PLC (The)	217,174
30,621	Savills PLC	521,892
2,501	Schroders PLC	101,742
26,260	Segro PLC, REIT	457,256
334,497	Serco Group PLC	591,880
5,509	Severn Trent PLC	211,888
848,965	Shell PLC	22,502,723
364,731	Smith & Nephew PLC	6,486,313
8,863	Smiths Group PLC	179,811
1,614	Spirax-Sarco Engineering PLC	256,943
151,151	Spirent Communications PLC	489,954
22,825	SSE PLC	519,429
11,810	St. James’s Place PLC	220,007

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value

United Kingdom — 18.3% — (continued)
57,584		Standard Chartered PLC	$406,457
53,966		Tate & Lyle PLC	541,159
81,363		Taylor Wimpey PLC	162,532
169,159		Tesco PLC	655,074
26,270		Travis Perkins PLC	508,978
148,249		Tritax Big Box REIT PLC	465,416
296,800		Unilever PLC	14,945,203
15,002		United Utilities Group PLC	215,461
165,549		Virgin Money UK PLC	407,210
44,324		Vistry Group PLC	589,277
1,729,988		Vodafone Group PLC	3,057,574
220,600		WH Smith PLC*(c)	4,727,873
33,591		Whitbread PLC*	1,301,275
26,091		WPP PLC	366,983

		Total United Kingdom	252,407,373

United States — 0.3%
1,069		Booking Holdings Inc.*	2,322,135
20,169		International Game Technology PLC	617,575
405,000		Nexteer Automotive Group Ltd.	406,153
113,344		Reliance Worldwide Corp., Ltd.	382,080

		Total United States	3,727,943

		TOTAL COMMON STOCKS (Cost — $1,135,299,406)	1,321,822,588

PREFERRED STOCKS — 0.7%

Germany — 0.7%
1,161		Bayerische Motoren Werke AG, Class Preferred Shares	94,887
1,563		FUCHS PETROLUB SE, Class Preferred Shares	62,213
3,909		Henkel AG & Co. KGaA, Class Preferred Shares	310,475
3,360		Porsche Automobil Holding SE, Class Preferred Shares	341,457
575		Sartorius AG, Class Preferred Shares	254,164
40,042		Volkswagen AG, Class Preferred Shares	7,992,595

		Total Germany	9,055,791

		TOTAL PREFERRED STOCKS (Cost — $9,101,487)	9,055,791

CLOSED END MUTUAL FUND SECURITY — 0.0%

United States — 0.0%
15,331		Vanguard FTSE Developed Markets ETF, Common Class (Cost — $615,969)	732,668

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,145,016,862)	1,331,611,047

Face Amount†

SHORT-TERM INVESTMENTS (f) — 4.0%

MONEY MARKET FUND — 0.9%
$13,330,809		Invesco STIT — Government & Agency Portfolio, 0.026%, Institutional Class(g) (Cost — $13,330,809)	13,330,809

TIME DEPOSITS — 3.1%
52,831	AUD	ANZ National Bank — Hongkong, (0.220)% due 3/1/22	38,369
1,103,273		Barclays Bank PLC — London, 0.005% due 3/1/22	1,103,273

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 3.1% — (continued)
		BBH — Grand Cayman:
38,941	DKK	(0.740)% due 3/1/22	$5,871
57,881	SEK	(0.300)% due 3/1/22	6,117
1	AUD	(0.220)% due 3/1/22	1
332,897	NOK	0.070% due 3/1/22	37,782
7,192	NZD	0.150% due 3/1/22	4,867
1,184	ZAR	3.700% due 3/1/22	77
		BNP Paribas — Paris:
355,975	CHF	(1.450)% due 3/1/22	388,195
$13,563,039		0.005% due 3/1/22	13,563,039
243,145	GBP	0.090% due 3/1/22	326,227
739,768	EUR	Citibank — London, (0.780)% due 3/1/22	829,502
325,555		Citibank — New York, 0.005% due 3/1/22	325,555
191,845	HKD	HSBC Bank — Hong Kong, 0.005% due 3/1/22	24,549
19,895	SGD	HSBC Bank — Singapore, 0.070% due 3/1/22	14,676
		Royal Bank of Canada — Toronto:
2,340	CAD	0.005% due 3/1/22	1,845
3,309,006		0.005% due 3/1/22	3,309,006
22,487,723		Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	22,487,723
5,261,350	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, (0.340)% due 3/1/22	45,769

		TOTAL TIME DEPOSITS (Cost — $42,512,443)	42,512,443

		TOTAL SHORT-TERM INVESTMENTS (Cost — $55,843,252)	55,843,252

		TOTAL INVESTMENTS — 100.5% (Cost — $1,200,860,114)	1,387,454,299

		Liabilities in Excess of Other Assets — (0.5)%	(7,104,957)

		TOTAL NET ASSETS — 100.0%	$1,380,349,342

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $36,563,843 and represents 2.6% of net assets.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.1%.
(g)	Represents investments of collateral received from securities lending transactions.

At February 28, 2022, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,200,860,114	$264,518,105	$(77,966,128)	$186,551,977

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	19.3%
Health Care	14.6
Financials	14.2
Information Technology	11.3
Consumer Discretionary	10.6
Consumer Staples	8.8
Materials	6.3
Energy	3.7
Utilities	3.5
Real Estate	2.4
Communication Services	2.2
Short-Term Investments	3.1

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2022, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Euro STOXX 50 March Futures	15	3/22	$686,236	$660,502	$(25,734)
FTSE 100 Index March Futures	4	3/22	399,729	398,995	(734)
SPI 200 Index March Futures	1	3/22	131,333	127,511	(3,822)
TOPIX Index March Futures	3	3/22	505,415	493,497	(11,918)

					$(42,208)

At February 28, 2022, International Equity Fund had deposited cash of $114,592 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 94.9%

Argentina — 0.4%
2,080	MercadoLibre Inc.*	$2,343,432

Australia — 0.0%
52,000	MMG Ltd.*	18,766

Brazil — 6.2%
118,589	Ambev SA	349,322
12,427	Americanas SA	73,452
16,348	Atacadao SA	60,353
830,877	B3 SA — Brasil Bolsa Balcao	2,347,642
35,917	Banco Bradesco SA	118,745
30,297	Banco BTG Pactual SA	150,835
384,838	Banco do Brasil SA	2,625,921
7,416	Banco Inter SA	29,016
10,285	Banco Santander Brasil SA	61,668
462,132	BB Seguridade Participacoes SA	2,063,413
14,894	BRF SA*	48,231
654,955	CCR SA	1,492,645
7,810	Centrais Eletricas Brasileiras SA	52,625
7,187	Cia de Saneamento Basico do Estado de Sao Paulo	57,675
138,000	Clear Sale SA*	245,505
19,970	Compania Siderurgica Nacional SA	97,138
709,537	Cosan SA	2,902,692
5,411	Energisa SA	46,233
101,326	Engie Brasil Energia SA	782,897
19,967	Equatorial Energia SA	98,942
196,900	Fleury SA	685,314
89,240	Hapvida Participacoes e Investimentos SA(a)	209,777
8,769	Hypera SA	56,929
145,900	Infracommerce CXAAS SA*	416,482
17,317	JBS SA	120,444
557,700	JSL SA	839,768
16,319	Klabin SA	73,370
14,241	Localiza Rent a Car SA	158,744
256,900	Locaweb Servicos de Internet SA, (Restricted, cost — $340,433, acquired 4/17/20)*(a)(b)	497,356
26,430	Lojas Renner SA	129,688
86,120	Magazine Luiza SA	100,304
344,800	Movida Participacoes SA	1,091,167
24,749	Natura & Co. Holding SA*	111,032
470,100	Odontoprev SA	1,046,762
17,149	Petro Rio SA*	85,809
90,933	Petroleo Brasileiro SA	640,918
183,045	Petróleo Brasileiro SA, ADR	2,615,713
24,959	Raia Drogasil SA	112,989
106,586	Rede D’Or Sao Luiz SA, (Restricted, cost — $1,280,980, acquired 1/24/22)(a)(b)	1,053,436
30,141	Rumo SA*	90,537
18,853	Suzano SA	201,202
18,442	TIM SA	48,641
12,300	TOTVS SA	78,780
16,567	Ultrapar Participações SA	47,548
100,112	Vale SA	1,790,323
76,425	Vale SA, Class B Shares, ADR	1,413,098
669,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,434,103
49,547	Vasta Platform Ltd., Class A Shares*	297,282
218,950	Vibra Energia SA	1,000,946
374,925	WEG SA	2,136,139

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Brazil — 6.2% — (continued)
153,100	Westwing Comercio Varejista Ltda*	$77,141

	Total Brazil	32,366,692

Chile — 0.6%
138,631	Antofagasta PLC	2,781,199
1,214,320	Banco de Chile	128,816
1,016	Banco de Credito e Inversiones SA	36,322
1,951,337	Banco Santander Chile	95,711
44,296	Cencosud SA	81,475
2,598	Cia Cervecerias Unidas SA	20,597
31,677	Empresas CMPC SA	52,335
9,480	Empresas COPEC SA	73,544
473,707	Enel Americas SA	55,420
564,409	Enel Chile SA	18,503
16,321	Falabella SA	53,709

	Total Chile	3,397,631

China — 25.7%
1,844	360 DigiTech Inc., ADR	34,575
9,300	360 Security Technology Inc., Class A Shares*	15,417
32,500	3SBio Inc.*(a)	25,852
662	51job Inc., ADR*	34,292
167,482	AAC Technologies Holdings Inc.	458,266
794	Advanced Micro-Fabrication Equipment Inc. China, Class A Shares*	16,214
3,000	AECC Aviation Power Co., Ltd., Class A Shares	24,099
24,000	Agile Group Holdings Ltd.	10,954
106,600	Agricultural Bank of China Ltd., Class A Shares	50,389
679,000	Agricultural Bank of China Ltd., Class H Shares(c)	257,194
6,577	Aier Eye Hospital Group Co., Ltd., Class A Shares	37,951
74,000	Air China Ltd., Class H Shares*(c)	56,649
3,139	Airtac International Group	103,465
6,000	Akeso Inc.*(a)	15,741
500,876	Alibaba Group Holding Ltd.*	6,614,326
33,318	Alibaba Group Holding Ltd., ADR*	3,504,720
1,111,000	A-Living Smart City Services Co., Ltd., (Restricted, cost — $2,991,274, acquired 10/8/18), Class H Shares(a)(b)	1,993,268
31,400	Aluminum Corp. of China Ltd., Class A Shares*	32,444
74,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	51,931
2,500	Angel Yeast Co., Ltd., Class A Shares	19,764
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	38,950
313,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	1,679,989
500	Anhui Gujing Distillery Co., Ltd., Class A Shares	17,547
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	33,724
1,800	Anhui Kouzi Distillery Co., Ltd., Class A Shares	21,641
600	Anjoy Foods Group Co., Ltd., Class A Shares	11,773
26,800	ANTA Sports Products Ltd.	406,612
500	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	27,062
1,262	Autohome Inc., ADR*	38,605
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	19,884
8,800	AVIC Electromechanical Systems Co., Ltd., Class A Shares	17,493
34,799	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	21,508
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	47,071
2,200	AVICOPTER PLC, Class A Shares	20,481
6,796	Baidu Inc., ADR*	1,035,982
19,200	Bank of Beijing Co., Ltd., Class A Shares	13,739
12,800	Bank of Chengdu Co., Ltd., Class A Shares	29,257

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
58,930	Bank of China Ltd., Class A Shares	$28,966
1,974,000	Bank of China Ltd., Class H Shares(c)	767,556
39,800	Bank of Communications Co., Ltd., Class A Shares	30,134
226,000	Bank of Communications Co., Ltd., Class H Shares(c)	155,016
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	10,436
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	20,965
16,600	Bank of Nanjing Co., Ltd., Class A Shares	25,667
8,290	Bank of Ningbo Co., Ltd., Class A Shares	50,027
29,640	Bank of Shanghai Co., Ltd., Class A Shares	32,812
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	34,552
1,174	BeiGene Ltd., ADR*	247,150
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(c)	34,551
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares	19,623
496	Beijing Kingsoft Office Software Inc., Class A Shares	16,844
2,000	Beijing New Building Materials PLC, Class A Shares	9,457
200	Beijing Roborock Technology Co., Ltd., Class A Shares	20,161
4,000	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	17,341
1,300	Beijing United Information Technology Co., Ltd., Class A Shares	24,368
600	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	23,949
55,900	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	45,789
200	Betta Pharmaceuticals Co., Ltd., Class A Shares	1,909
1,000	BGI Genomics Co., Ltd., Class A Shares	13,548
3,787	Bilibili Inc., ADR*(d)	119,707
38,300	BOE Technology Group Co., Ltd., Class A Shares	28,554
2,500	BYD Co., Ltd., Class A Shares	99,208
19,500	BYD Co., Ltd., Class H Shares(c)	598,420
14,500	BYD Electronic International Co., Ltd.	40,638
5,800	By-health Co., Ltd., Class A Shares	22,850
1,800	CanSino Biologics Inc., Class H Shares*(a)(c)	32,572
227,000	CGN Power Co., Ltd., Class H Shares(a)(c)	64,121
400	Changchun High & New Technology Industry Group Inc., Class A Shares	11,551
1,100	Changjiang Securities Co., Ltd., Class A Shares	1,206
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	21,525
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares*	21,550
57,500	China Bohai Bank Co., Ltd., Class H Shares(a)(c)	9,565
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	45,959
189,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	88,761
43,000	China Coal Energy Co., Ltd., Class H Shares(c)	26,721
38,000	China Communications Services Corp., Ltd., Class H Shares(c)	20,850
118,500	China Conch Venture Holdings Ltd.	570,016
21,100	China Construction Bank Corp., Class A Shares	20,199
7,045,224	China Construction Bank Corp., Class H Shares(c)	5,281,418
6,200	China CSSC Holdings Ltd., Class A Shares	21,552
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	23,380
47,400	China Energy Engineering Corp., Ltd.*	20,261
30,812	China Everbright Bank Co., Ltd., Class A Shares	16,299
160,000	China Everbright Bank Co., Ltd., Class H Shares(c)	59,376
47,000	China Evergrande Group(d)	9,623
515,000	China Feihe Ltd., (Restricted, cost — $1,307,226, acquired 6/17/21)(a)(b)	612,622
13,200	China Galaxy Securities Co., Ltd., Class A Shares	21,237
50,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	28,857
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	3,172
69,500	China Hongqiao Group Ltd.	96,347
102,000	China Huishan Dairy Holdings Co., Ltd.*#(e)(f)	—
3,100	China International Capital Corp., Ltd., Class A Shares	20,906
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	83,015

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
7,200	China Jushi Co., Ltd., Class A Shares	$19,502
22,000	China Lesso Group Holdings Ltd.	33,729
4,800	China Life Insurance Co., Ltd., Class A Shares	21,957
188,000	China Life Insurance Co., Ltd., Class H Shares(c)	311,542
8,800	China Literature Ltd.*(a)	47,283
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	163,344
146,000	China Medical System Holdings Ltd.	259,282
14,000	China Meidong Auto Holdings., Ltd.	65,665
30,200	China Merchants Bank Co., Ltd., Class A Shares	238,232
591,391	China Merchants Bank Co., Ltd., Class H Shares(c)	4,990,532
9,230	China Merchants Securities Co., Ltd., Class A Shares	23,159
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	31,800
3,100	China Minmetals Rare Earth Co., Ltd., Class A Shares	18,577
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	34,624
156,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)(d)	60,860
26,600	China Molybdenum Co., Ltd., Class A Shares	25,441
96,000	China Molybdenum Co., Ltd., Class H Shares(c)	57,496
104,000	China National Building Material Co., Ltd., Class H Shares(c)	133,354
13,800	China National Chemical Engineering Co., Ltd., Class A Shares	22,879
18,900	China National Nuclear Power Co., Ltd., Class A Shares	22,247
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	40,768
60,000	China Oilfield Services Ltd., Class H Shares(c)	67,772
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	44,127
62,000	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	172,567
38,900	China Petroleum & Chemical Corp., Class A Shares	26,760
576,000	China Petroleum & Chemical Corp., Class H Shares(c)	285,437
27,800	China Railway Group Ltd., Class A Shares	27,428
77,000	China Railway Group Ltd., Class H Shares(c)	45,226
12,200	China Resources Mixc Lifestyle Services Ltd.(a)	62,758
6,299	China Shenhua Energy Co., Ltd., Class A Shares	25,265
368,000	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,009,915
20,400	China Southern Airlines Co., Ltd., Class A Shares*	22,385
44,000	China Southern Airlines Co., Ltd., Class H Shares*(c)	27,680
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	46,403
39,000	China Suntien Green Energy Corp., Ltd., Class H Shares(c)	25,774
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares*	46,957
2,735	China Tourism Group Duty Free Corp., Ltd., Class A Shares	88,336
972,000	China Tower Corp., Ltd., Class H Shares(a)(c)	113,190
40,000	China United Network Communications Ltd., Class A Shares	24,237
15,600	China Vanke Co., Ltd., Class A Shares	47,433
601,600	China Vanke Co., Ltd., Class H Shares(c)	1,425,767
31,600	China Yangtze Power Co., Ltd., Class A Shares	116,366
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	22,410
40,300	China Zheshang Bank Co., Ltd., Class A Shares	21,889
56,000	Chinasoft International Ltd.*	50,781
1,760	Chindata Group Holdings Ltd., ADR*	9,662
300	Chongqing Brewery Co., Ltd., Class A Shares*	6,401
14,140	Chongqing Changan Automobile Co., Ltd., Class A Shares	29,252
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	41,024
16,000	CIFI Ever Sunshine Services Group Ltd.	29,157
88,200	CIFI Holdings Group Co., Ltd.	61,397
126,000	CITIC Ltd.	146,889
17,365	CITIC Securities Co., Ltd., Class A Shares	64,546
68,425	CITIC Securities Co., Ltd., Class H Shares(c)	165,542
48,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	4,114,705
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares*	58,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
81,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	$164,047
167,000	Country Garden Holdings Co., Ltd.	129,679
41,000	Country Garden Services Holdings Co., Ltd.	245,027
31,400	CRRC Corp., Ltd., Class A Shares	28,850
85,000	CRRC Corp., Ltd., Class H Shares	37,744
8,700	CSC Financial Co., Ltd., Class A Shares	35,637
211,120	CSPC Pharmaceutical Group Ltd.	249,911
1,263	Dada Nexus Ltd., ADR*	10,496
59,000	Dali Foods Group Co., Ltd.(a)	30,997
21,700	Daqin Railway Co., Ltd., Class A Shares	23,395
1,342	Daqo New Energy Corp., ADR*(d)	64,362
2,280	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	12,951
800	DHC Software Co., Ltd., Class A Shares	1,049
6,506	DiDi Global Inc., ADR*(d)	26,675
7,000	Dongfang Electric Corp., Ltd., Class A Shares	18,129
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	53,237
31,000	Dongyue Group Ltd.	44,942
13,032	East Money Information Co., Ltd., Class A Shares	55,680
900	Ecovacs Robotics Co., Ltd., Class A Shares	19,379
19,700	ENN Energy Holdings Ltd.	285,884
148,300	ENN Natural Gas Co., Ltd., Class A Shares	421,474
2,581	Eve Energy Co., Ltd., Class A Shares	37,019
7,300	Everbright Securities Co., Ltd., Class A Shares	15,405
11,000	Flat Glass Group Co., Ltd., Class H Shares(c)	45,328
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	25,304
6,050	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	94,889
76,500	Fosun International Ltd.	82,917
16,400	Founder Securities Co., Ltd., Class A Shares	18,737
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	26,589
907,000	Fu Shou Yuan International Group Ltd.	671,094
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares(c)	28,583
11,200	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)	54,582
2,300	Ganfeng Lithium Co., Ltd., Class A Shares	55,592
5,800	Ganfeng Lithium Co., Ltd., Class H Shares(a)(c)	97,338
51,400	GD Power Development Co., Ltd., Class A Shares	23,036
1,723	GDS Holdings Ltd., ADR*(d)	76,708
143,000	GDS Holdings Ltd., Class A Shares*	794,962
15,100	GEM Co., Ltd., Class A Shares	23,000
9,300	Gemdale Corp., Class A Shares	18,680
32,000	Genscript Biotech Corp.*	127,195
8,200	GF Securities Co., Ltd., Class A Shares	24,345
31,600	GF Securities Co., Ltd., Class H Shares(c)	47,392
8,700	Giant Network Group Co., Ltd., Class A Shares	13,225
924	Gigadevice Semiconductor Beijing Inc., Class A Shares	22,493
600	Ginlong Technologies Co., Ltd., Class A Shares	24,230
56,300	GoerTek Inc., Class A Shares	393,717
294,000	GOME Retail Holdings Ltd.*	21,821
2,000	Gotion High-tech Co., Ltd., Class A Shares*	13,749
4,100	Great Wall Motor Co., Ltd., Class A Shares	23,785
77,000	Great Wall Motor Co., Ltd., Class H Shares(c)	159,591
203,900	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,187,607
22,995	Greenland Holdings Corp., Ltd., Class A Shares	15,736
22,000	Greentown China Holdings Ltd.	32,995
32,000	Greentown Service Group Co., Ltd.	32,064
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	23,044
1,000	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	16,797

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
7,700	Guanghui Energy Co., Ltd., Class A Shares*	$8,722
60,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	59,123
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	12,285
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	12,483
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	14,711
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(d)	16,145
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	8,174
1,610	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	27,318
9,400	Guosen Securities Co., Ltd., Class A Shares	15,474
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	44,124
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,639
34,000	Haidilao International Holding Ltd.(a)(d)	78,345
7,300	Haier Smart Home Co., Ltd., Class A Shares	29,600
54,400	Haier Smart Home Co., Ltd., Class H Shares(c)	189,706
16,000	Haitian International Holdings Ltd.	42,689
9,300	Haitong Securities Co., Ltd., Class A Shares	16,604
62,400	Haitong Securities Co., Ltd., Class H Shares(c)	53,760
1,800	Hangzhou First Applied Material Co., Ltd., Class A Shares	33,895
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	24,666
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	6,470
3,700	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(c)	41,567
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	59,771
900	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	5,167
2,542	Hello Group Inc., ADR	24,225
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	24,216
275,000	Hengan International Group Co., Ltd.	1,457,287
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	42,731
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	4,758
43,300	Hesteel Co., Ltd., Class A Shares	17,620
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	24,042
2,000	Hongfa Technology Co., Ltd., Class A Shares	19,965
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	21,405
12,000	Hua Hong Semiconductor Ltd.*(a)	62,082
38,500	Huadian Power International Corp., Ltd., Class A Shares	26,243
1,694	Huadong Medicine Co., Ltd., Class A Shares	10,171
2,260	Hualan Biological Engineering Inc., Class A Shares	9,209
108,000	Huaneng Power International Inc., Class H Shares(c)	63,162
7,200	Huatai Securities Co., Ltd., Class A Shares	18,173
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(c)	78,827
10,500	Huaxia Bank Co., Ltd., Class A Shares	9,361
1,600	Huaxin Cement Co., Ltd., Class A Shares	5,207
218,100	Huayu Automotive Systems Co., Ltd., Class A Shares	876,411
4,702	Huazhu Group Ltd., ADR*(d)	194,475
3,600	Hubei Xingfa Chemicals Group Co., Ltd., Class A Shares	23,555
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	21,154
7,400	Humanwell Healthcare Group Co., Ltd., Class A Shares	21,879
2,912	Hundsun Technologies Inc., Class A Shares	24,107
7,200	Hygeia Healthcare Holdings Co., Ltd.(a)	39,235
3,900	Iflytek Co., Ltd., Class A Shares	30,449
1,259	I-Mab, ADR*	31,122
200	Imeik Technology Development Co., Ltd., Class A Shares	15,460
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	60,771
1,405,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	840,135
31,400	Industrial Bank Co., Ltd., Class A Shares	109,792
15,200	Industrial Securities Co., Ltd., Class A Shares	19,743
800	Ingenic Semiconductor Co., Ltd., Class A Shares	14,225

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	$26,723
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	12,809
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	54,635
29,500	Innovent Biologics Inc.*(a)	133,351
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	19,267
6,066	iQIYI Inc., ADR*(d)	25,113
2,100	JA Solar Technology Co., Ltd., Class A Shares	31,820
1,500	Jafron Biomedical Co., Ltd., Class A Shares	10,894
2,000	Jason Furniture Hangzhou Co., Ltd., Class A Shares	22,438
4,000	JCET Group Co., Ltd., Class A Shares	17,817
9,250	JD Health International Inc.*(a)	68,543
39,258	JD.com Inc., ADR*(d)	2,812,051
60,145	JD.com Inc., Class A Shares*	2,165,243
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	22,442
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	25,665
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	20,775
10,301	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	65,395
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	8,289
2,600	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	68,136
1,100	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	21,753
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	18,595
5,300	Jiangxi Copper Co., Ltd., Class A Shares(c)	18,615
19,000	Jiangxi Copper Co., Ltd., Class H Shares	34,137
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares	8,499
7,400	Jinke Properties Group Co., Ltd., Class A Shares	5,272
44,000	Jinxin Fertility Group Ltd.*(a)	51,183
800	JiuGui Liquor Co., Ltd., Class A Shares	21,645
16,000	Jiumaojiu International Holdings Ltd.(a)	35,920
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	13,230
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	16,479
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	12,022
1,500	Juewei Food Co., Ltd., Class A Shares	12,560
1,825	Kanzhun Ltd., ADR*	58,948
7,759	KE Holdings Inc., ADR*	150,602
66,000	Kingdee International Software Group Co., Ltd.*	162,000
5,800	Kingfa Sci. & Tech. Co., Ltd., Class A Shares	9,853
1,431	Kingsoft Cloud Holdings Ltd., ADR*(d)	9,645
26,600	Kingsoft Corp., Ltd.	98,418
12,000	Kuaishou Technology, Class B Shares*(a)	139,086
6,300	Kuang-Chi Technologies Co., Ltd., Class A Shares*	20,317
1,888	Kweichow Moutai Co., Ltd., Class A Shares	536,432
20,500	KWG Group Holdings Ltd.	9,575
4,200	LB Group Co., Ltd., Class A Shares	17,612
1,534,000	Lenovo Group Ltd.	1,716,524
9,000	Lens Technology Co., Ltd., Class A Shares	20,730
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	15,306
13,526	Li Auto Inc., ADR*	411,867
55,000	Li Ning Co., Ltd.	545,099
14,500	Lingyi iTech Guangdong Co., Class A Shares*	13,773
27,000	Logan Group Co., Ltd.	8,958
42,000	Longfor Group Holdings Ltd.(a)	224,660
7,480	LONGi Green Energy Technology Co., Ltd., Class A Shares	92,307
14,726	Lufax Holding Ltd., ADR*	95,277
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	76,678
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	68,943
3,400	Mango Excellent Media Co., Ltd., Class A Shares	18,559

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
540	Maxscend Microelectronics Co., Ltd., Class A Shares	$23,244
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	10,819
278,600	Meituan, (Restricted, cost — $6,873,411, acquired 3/24/21), Class B Shares*(a)(b)	6,109,143
36,900	Metallurgical Corp. of China Ltd., Class A Shares	23,802
15,000	Microport Scientific Corp.(d)	41,735
4,300	Ming Yang Smart Energy Group Ltd., Class A Shares	17,654
18,000	Ming Yuan Cloud Group Holdings Ltd.*	35,339
454,000	Minth Group Ltd.	1,627,828
2,041	Montage Technology Co., Ltd., Class A Shares	25,064
6,986	Muyuan Foods Co., Ltd., Class A Shares	63,346
3,600	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	19,871
7,600	Nanjing Securities Co., Ltd., Class A Shares	10,701
7,080	NARI Technology Co., Ltd., Class A Shares	40,050
4,906	National Silicon Industry Group Co., Ltd., Class A Shares*	19,005
700	NAURA Technology Group Co., Ltd., Class A Shares	33,932
9,700	NavInfo Co., Ltd., Class A Shares*	26,521
100,625	NetEase Inc.	1,937,226
2,400	New China Life Insurance Co., Ltd., Class A Shares	14,525
28,800	New China Life Insurance Co., Ltd., Class H Shares(c)	82,371
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	15,623
33,712	New Oriental Education & Technology Group Inc., ADR*	50,905
2,600	Ningbo Tuopu Group Co., Ltd., Class A Shares	25,189
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	28,460
33,372	NIO Inc., ADR*	762,216
834	Noah Holdings Ltd., ADR*	23,652
40,800	Nongfu Spring Co., Ltd., Class H Shares(a)(c)	255,580
9,000	OFILM Group Co., Ltd., Class A Shares*	11,383
1,000	Oppein Home Group Inc., Class A Shares	20,042
11,300	Orient Securities Co., Ltd., Class A Shares	22,009
2,029	Ovctek China Inc., Class A Shares	13,180
204,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	65,523
4,650	Perfect World Co., Ltd., Class A Shares	9,809
21,700	PetroChina Co., Ltd., Class A Shares	19,958
470,000	PetroChina Co., Ltd., Class H Shares(c)	250,406
100,500	Pharmaron Beijing Co., Ltd., (Restricted, cost — $1,745,215, acquired 4/8/21), Class H Shares(a)(b)(c)	1,215,715
900	Pharmaron Beijing Co., Ltd., Class A Shares	17,291
170,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	179,192
10,720	Pinduoduo Inc., ADR*	555,939
1,131,680	Ping An Bank Co., Ltd., Class A Shares	2,822,941
15,600	Ping An Healthcare & Technology Co., Ltd.*(a)(d)	48,534
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	127,605
837,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	6,469,423
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	45,106
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	40,044
166,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	136,165
22,300	Power Construction Corp. of China Ltd., Class A Shares	27,252
29,000	Powerlong Real Estate Holdings Ltd.	13,843
148,971	Qingdao TGOOD Electric Co., Ltd., Class A Shares	501,807
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	11,674
13,324	RLX Technology Inc., ADR*(d)	41,038
11,550	Rongsheng Petrochemical Co., Ltd., Class A Shares	34,639
11,800	SAIC Motor Corp., Ltd., Class A Shares	34,036
10,100	Sailun Group Co., Ltd., Class A Shares	19,381
800	Sangfor Technologies Inc., Class A Shares	18,504
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	24,816
9,500	Sany Heavy Industry Co., Ltd., Class A Shares	29,637

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
3,700	Satellite Chemical Co., Ltd., Class A Shares	$26,493
13,224	SDIC Capital Co., Ltd., Class A Shares	15,527
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	20,152
50,000	Seazen Group Ltd.*	26,360
3,000	Seazen Holdings Co., Ltd., Class A Shares	14,341
7,700	SF Holding Co., Ltd., Class A Shares	73,880
500	SG Micro Corp., Class A Shares	27,839
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	27,749
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	18,365
11,250	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	21,288
40,000	Shandong Head Group Co., Ltd., Class A Shares*	343,158
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	32,771
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	13,742
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	11,501
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	13,197
72,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	100,290
1,820	Shanghai Bairun Investment Holging Group Co., Ltd., Class A Shares	13,003
194,961	Shanghai Baosight Software Co., Ltd., Class A Shares	1,661,541
9,400	Shanghai Baosight Software Co., Ltd., Class B Shares	40,495
39,300	Shanghai Electric Group Co., Ltd., Class A Shares	27,449
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	26,777
462,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	1,846,203
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	16,614
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	16,294
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	24,098
2,342	Shanghai Junshi Biosciences Co., Ltd., Class A Shares*	26,766
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	28,992
2,200	Shanghai M&G Stationery Inc., Class A Shares	18,937
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	25,775
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	30,260
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	53,504
1,380	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	32,002
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	16,716
15,700	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A Shares	26,071
17,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	29,504
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	7,934
9,600	Shanxi Securities Co., Ltd., Class A Shares	9,000
1,540	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	71,434
4,400	Shengyi Technology Co., Ltd., Class A Shares	13,611
1,260	Shennan Circuits Co., Ltd., Class A Shares	23,560
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	35,346
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,926
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	10,130
27,500	Shenzhen Inovance Technology Co., Ltd., Class A Shares	278,975
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	18,733
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	104,065
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	16,597
3,000	Shenzhen Sunway Communication Co., Ltd., Class A Shares	10,163
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	20,823
20,500	Shenzhou International Group Holdings Ltd.	344,069
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	17,775
12,000	Shimao Services Holdings Ltd.(a)	8,796
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	7,636
12,400	Sichuan Road & Bridge Co., Ltd., Class A Shares	24,476
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	18,940
5,100	Sichuan Yahua Industrial Group Co., Ltd., Class A Shares	29,569

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
2,000	Silergy Corp.	$267,696
3,700	Sinolink Securities Co., Ltd., Class A Shares	5,964
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	18,992
703,372	Sinopharm Group Co., Ltd., Class H Shares(c)	1,696,595
24,000	Sinotruk Hong Kong Ltd.	35,670
840	Skshu Paint Co., Ltd., Class A Shares	11,786
42,000	Smoore International Holdings Ltd.(a)(d)	154,796
1,120	Songcheng Performance Development Co., Ltd., Class A Shares	2,751
400	StarPower Semiconductor Ltd., Class A Shares	23,149
69,000	Sunac China Holdings Ltd.	56,514
12,000	Sunac Services Holdings Ltd.(a)	10,182
48,600	Sungrow Power Supply Co., Ltd., Class A Shares	941,434
24,400	Suning.com Co., Ltd., Class A Shares*	13,857
17,500	Sunny Optical Technology Group Co., Ltd.	417,485
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	16,463
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	19,132
200	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	17,477
1,400	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A Shares	20,050
8,274	TAL Education Group, ADR*	23,498
6,200	TBEA Co., Ltd., Class A Shares	19,941
18,200	TCL Technology Group Corp., Class A Shares	16,084
373,031	Tencent Holdings Ltd.	20,273,496
14,526	Tencent Music Entertainment Group, ADR*	78,295
1,200	Thunder Software Technology Co., Ltd., Class A Shares	26,752
3,900	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	29,875
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	18,388
456,000	Tingyi Cayman Islands Holding Corp.	1,008,352
24,000	Tongcheng Travel Holdings Ltd.*	44,427
5,900	Tongkun Group Co., Ltd., Class A Shares	20,533
5,400	Tongwei Co., Ltd., Class A Shares	36,903
400	Topchoice Medical Corp., Class A Shares*	10,217
761,000	Topsports International Holdings Ltd., (Restricted, cost — $814,158, acquired 3/24/20)(a)(b)	790,070
3,700	Transfar Zhilian Co., Ltd., Class A Shares	4,521
35,000	TravelSky Technology Ltd., Class H Shares(c)	65,928
11,737	Trip.com Group Ltd., ADR*	303,049
1,500	Tsingtao Brewery Co., Ltd., Class A Shares	22,299
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	134,026
700	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	24,660
37,000	Uni-President China Holdings Ltd.	38,298
5,960	Unisplendour Corp., Ltd., Class A Shares	20,771
2,600	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	5,787
4,500	Venus MedTech Hangzhou Inc., Class H Shares*(a)(c)(d)	12,444
11,805	Vipshop Holdings Ltd., ADR*	102,349
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	13,445
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	70,877
125,000	Want Want China Holdings Ltd.	132,881
1,280	Weibo Corp., ADR*	35,110
5,300	Weichai Power Co., Ltd., Class A Shares	12,779
607,200	Weichai Power Co., Ltd., Class H Shares(c)	1,027,152
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	22,100
40,000	Weimob Inc.*(a)(d)	26,508
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	43,413
11,400	Western Securities Co., Ltd., Class A Shares	13,776
2,800	Westone Information Industry Inc., Class A Shares	20,261
1,200	Will Semiconductor Co., Ltd., Class A Shares	46,752
1,600	Wingtech Technology Co., Ltd., Class A Shares	29,754

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	$7,386
1,120	Wuhan Guide Infrared Co., Ltd., Class A Shares	3,984
3,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	12,948
5,500	Wuliangye Yibin Co., Ltd., Class A Shares	165,780
7,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	19,463
3,864	WuXi AppTec Co., Ltd., Class A Shares	63,840
9,248	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	131,818
215,500	Wuxi Biologics Cayman Inc., (Restricted, cost — $1,405,248, acquired 11/26/19)*(a)(b)	1,788,608
168,400	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	1,795,305
25,700	Wuxi Shangji Automation Co., Ltd., Class A Shares	644,586
700	Xiamen Faratronic Co., Ltd., Class A Shares	23,771
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	17,431
350,800	Xiaomi Corp., Class B Shares*(a)	656,477
2,700	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	6,426
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	27,687
930,000	Xinyi Solar Holdings Ltd.	1,680,532
9,513	XPeng Inc., Class A Shares, ADR*	345,988
28,000	Yadea Group Holdings., Ltd.(a)	41,283
6,100	Yankuang Energy Group Co., Ltd., Class A Shares	30,662
38,000	Yankuang Energy Group Co., Ltd., Class H Shares(c)	92,930
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	12,729
137,684	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	1,083,084
13,000	Yihai International Holding Ltd.*(d)	54,041
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	15,290
12,500	Yonghui Superstores Co., Ltd., Class A Shares	7,233
1,100	YongXing Special Materials Technology Co., Ltd., Class A Shares	26,086
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	26,522
8,700	YTO Express Group Co., Ltd., Class A Shares	23,956
30,755	Yum China Holdings Inc.	1,576,236
4,160	Yunda Holding Co., Ltd., Class A Shares	12,815
3,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	42,876
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	53,725
16,955	Zai Lab Ltd.*	905,320
2,037	Zai Lab Ltd., ADR*	111,424
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	46,034
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	14,981
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	16,620
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	19,038
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	11,875
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	32,495
1,241	Zhejiang HangKe Technology Inc. Co., Class A Shares	15,260
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	16,104
22,660	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	445,249
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	19,711
2,900	Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A Shares	22,072
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	15,428
6,000	Zhejiang NHU Co., Ltd., Class A Shares	32,300
9,100	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	29,132
7,900	Zheshang Securities Co., Ltd., Class A Shares	14,511
10,000	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)	32,626
3,700	Zhongji Innolight Co., Ltd., Class A Shares	22,659
13,000	Zhongsheng Group Holdings Ltd.	90,598
15,300	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	79,298
8,000	Zhuzhou Kibing Group Co., Ltd., Class A Shares	19,909
44,900	Zijin Mining Group Co., Ltd., Class A Shares(c)	80,159
122,000	Zijin Mining Group Co., Ltd., Class H Shares	180,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 25.7% — (continued)
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	$14,726
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares	19,357
6,400	ZTE Corp., Class A Shares	29,506
12,600	ZTE Corp., Class H Shares(c)	30,906
10,005	ZTO Express Cayman Inc., ADR	294,547

	Total China	135,069,156

Colombia — 0.1%
7,109	Bancolombia SA	70,494
101,878	Ecopetrol SA	84,437
3,399	Grupo de Inversiones Suramericana SA	27,584
12,667	Interconexion Electrica SA ESP	78,183

	Total Colombia	260,698

Cyprus — 0.1%
2,925	TCS Group Holding PLC, Class Registered Shares, GDR#(e)(f)	33,672
26,694	TCS Group Holding PLC, GDR(b)	254,773

	Total Cyprus	288,445

Czech Republic — 0.1%
3,761	CEZ AS	143,294
1,684	Komercni Banka AS	66,341
9,582	Moneta Money Bank AS(a)	37,904

	Total Czech Republic	247,539

Egypt — 0.6%
2,009,004	Cleopatra Hospital*	603,596
773,544	Commercial International Bank Egypt SAE, Class Registered Shares, GDR*	2,263,016
60,271	Commercial International Bank Egypt SAE, GDR*	183,422
22,745	Eastern Co. SAE	15,709
325,047	Fawry for Banking & Payment Technology Services SAE*	200,077
116,000	Juhayna Food Industries	45,911

	Total Egypt	3,311,731

Georgia — 0.2%
51,700	Bank of Georgia Group PLC	911,189
32,700	Georgia Capital PLC*	245,873

	Total Georgia	1,157,062

Germany — 0.4%
36,363	Delivery Hero SE, (Restricted, cost — $2,958,159, acquired 2/26/19)*(a)(b)	1,949,048

Greece — 0.3%
48,512	Alpha Services & Holdings SA*	65,587
53,636	Eurobank Ergasias Services & Holdings SA*	58,502
1,594	FF Group*#(e)(f)	18
6,324	Hellenic Telecommunications Organization SA	125,979
2,114	JUMBO SA	30,215
69,612	OPAP SA	1,007,043
6,832	Public Power Corp. SA*	64,948

	Total Greece	1,352,292

Hong Kong — 1.9%
333,400	AIA Group Ltd.	3,466,528
116,000	Alibaba Health Information Technology Ltd.*	80,759
250,000	Alibaba Pictures Group Ltd.*	24,953
107,500	ASM Pacific Technology Ltd.	1,174,801
11,000	Beijing Enterprises Holdings Ltd.	37,514

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Hong Kong — 1.9% — (continued)
74,000	Beijing Enterprises Water Group Ltd.	$29,142
106,000	Bosideng International Holdings Ltd.	60,252
862,000	Brilliance China Automotive Holdings Ltd.*(e)(f)	298,001
1,751,000	China Education Group Holdings Ltd., (Restricted, cost — $2,502,774, acquired 1/27/22)(b)	1,488,099
100,888	China Everbright Environment Group Ltd.	72,599
78,000	China Gas Holdings Ltd.	123,231
156,000	China Jinmao Holdings Group Ltd.	51,902
78,000	China Mengniu Dairy Co., Ltd.*	505,865
39,538	China Merchants Port Holdings Co., Ltd.	74,375
88,000	China Overseas Land & Investment Ltd.	268,574
20,000	China Overseas Property Holdings Ltd.	21,626
130,000	China Power International Development Ltd.	73,367
36,000	China Resources Beer Holdings Co., Ltd.	285,618
54,000	China Resources Cement Holdings Ltd.	46,160
20,000	China Resources Gas Group Ltd.	91,681
74,000	China Resources Land Ltd.	359,842
46,000	China Resources Power Holdings Co., Ltd.	103,113
60,000	China Ruyi Holdings Ltd.*(d)	17,814
56,000	China State Construction International Holdings Ltd.	78,572
35,800	China Taiping Insurance Holdings Co., Ltd.	42,285
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	41,114
46,000	COSCO SHIPPING Ports Ltd.	37,805
46,000	Far East Horizon Ltd.	39,179
145,000	Geely Automobile Holdings Ltd.	267,588
82,000	Guangdong Investment Ltd.	110,147
14,630	Hopson Development Holdings Ltd.	29,991
20,000	Huabao International Holdings Ltd.	11,468
2,487	HUTCHMED China Ltd., ADR*	67,771
2,356	Jinmao Property Services Co.*(e)	599
18,000	Kingboard Holdings Ltd.	83,959
20,500	Kingboard Laminates Holdings Ltd.	33,999
110,000	Kunlun Energy Co., Ltd.	107,407
44,000	Lee & Man Paper Manufacturing Ltd.	28,266
38,000	Nine Dragons Paper Holdings Ltd.	36,325
26,000	Shenzhen International Holdings Ltd.	26,825
23,500	Shimao Group Holdings Ltd.	14,044
259,750	Sino Biopharmaceutical Ltd.	165,565
92,000	Sun Art Retail Group Ltd.	33,029
13,000	Vinda International Holdings Ltd.	36,945
28,000	Wharf Holdings Ltd.	101,041
12,800	Yuexiu Property Co., Ltd.	12,809

	Total Hong Kong	10,162,549

Hungary — 1.1%
9,056	MOL Hungarian Oil & Gas PLC	70,671
144,055	OTP Bank Nyrt*	5,546,878
2,785	Richter Gedeon Nyrt	58,485

	Total Hungary	5,676,034

India — 12.9%
1,964	ACC Ltd.	54,498
5,607	Adani Enterprises Ltd.	121,732
8,561	Adani Green Energy Ltd.*	209,935
12,475	Adani Ports & Special Economic Zone Ltd.	116,912
6,720	Adani Total Gas Ltd.	141,941
5,953	Adani Transmission Ltd.*	168,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.9% — (continued)
17,967	Ambuja Cements Ltd.	$75,068
2,536	Apollo Hospitals Enterprise Ltd.	161,842
80,395	Asian Paints Ltd.	3,391,776
5,958	Aurobindo Pharma Ltd.	49,319
4,163	Avenue Supermarts Ltd., Class A Shares*(a)	239,330
149,615	Axis Bank Ltd.*	1,471,260
17,728	Bajaj Auto Ltd.	832,236
6,721	Bajaj Finance Ltd.	627,266
905	Bajaj Finserv Ltd.	193,309
2,275	Balkrishna Industries Ltd.	54,915
13,938	Bandhan Bank Ltd.(a)	56,515
7,050	Berger Paints India Ltd.	64,688
34,819	Bharat Electronics Ltd.	97,391
6,110	Bharat Forge Ltd.	55,308
166,210	Bharat Petroleum Corp., Ltd.	770,032
60,793	Bharti Airtel Ltd.*	556,137
8,802	Biocon Ltd.*	40,765
2,714	Britannia Industries Ltd.	122,848
142,290	Cholamandalam Investment & Finance Co., Ltd.	1,308,221
11,358	Cipla Ltd.	139,138
382,782	Coal India Ltd.	857,850
3,227	Colgate-Palmolive India Ltd.	61,494
6,095	Container Corp. Of India Ltd.	48,394
14,194	Dabur India Ltd.	106,126
3,205	Divi’s Laboratories Ltd.	181,038
17,785	DLF Ltd.	83,125
2,884	Dr Reddy’s Laboratories Ltd.	155,765
2,834	Eicher Motors Ltd.	97,584
34,196	GAIL India Ltd.	65,589
9,051	Godrej Consumer Products Ltd.*	91,940
3,584	Godrej Properties Ltd.*	71,786
6,440	Grasim Industries Ltd.	136,470
6,619	Havells India Ltd.	103,946
26,499	HCL Technologies Ltd.	395,520
1,229	HDFC Asset Management Co., Ltd.(a)	34,101
117,780	HDFC Bank Ltd.	2,233,568
84,224	HDFC Bank Ltd., ADR	5,236,206
24,078	HDFC Life Insurance Co., Ltd.(a)	167,282
22,257	Hero MotoCorp Ltd.	747,414
36,991	Hindalco Industries Ltd.	281,138
18,466	Hindustan Petroleum Corp., Ltd.	66,829
20,174	Hindustan Unilever Ltd.	580,305
42,194	Housing Development Finance Corp., Ltd.	1,327,376
125,339	ICICI Bank Ltd.	1,233,128
229,619	ICICI Bank Ltd., ADR	4,470,682
4,599	ICICI Lombard General Insurance Co., Ltd.(a)	77,240
6,447	ICICI Prudential Life Insurance Co., Ltd.(a)	40,908
49,507	Indian Oil Corp., Ltd.	75,407
4,984	Indian Railway Catering & Tourism Corp., Ltd.	53,440
5,863	Indraprastha Gas Ltd.	27,073
456,176	Indus Towers Ltd.*	1,312,134
2,093	Info Edge India Ltd.	124,324
83,261	Infosys Ltd.	1,891,040
2,555	InterGlobe Aviation Ltd.*(a)	63,718
69,632	ITC Ltd.	199,866
20,967	JSW Steel Ltd.	174,776

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 12.9% — (continued)
2,043	Jubilant Foodworks Ltd.	$79,282
111,514	Kotak Mahindra Bank Ltd.	2,738,389
1,143	Larsen & Toubro Infotech Ltd.(a)	88,570
17,023	Larsen & Toubro Ltd.	411,701
5,715	Lupin Ltd.	56,552
22,413	Mahindra & Mahindra Ltd.	234,745
12,963	Marico Ltd.	87,812
31,508	Maruti Suzuki India Ltd.	3,469,485
1,386	Mindtree Ltd.	71,819
36,608	Motherson Sumi Systems Ltd.	72,973
36,608	Motherson Sumi Wiring India Ltd.*(e)(f)	19,317
2,290	Mphasis Ltd.	94,571
50	MRF Ltd.	43,631
3,147	Muthoot Finance Ltd.	56,877
779	Nestle India Ltd.	181,995
114,559	NTPC Ltd.	202,827
55,740	Oberoi Realty Ltd.*	672,661
52,779	Oil & Natural Gas Corp., Ltd.	112,864
111	Page Industries Ltd.	61,998
367,092	Petronet LNG Ltd.	1,048,551
57,000	Phoenix Mills Ltd.	725,507
1,764	PI Industries Ltd.	58,491
3,794	Pidilite Industries Ltd.	121,233
2,703	Piramal Enterprises Ltd.	74,480
76,988	Power Grid Corp. of India Ltd.	212,360
328,305	Reliance Industries Ltd.	10,260,041
5,631	SBI Cards & Payment Services Ltd.*	58,884
11,707	SBI Life Insurance Co., Ltd.(a)	164,482
257	Shree Cement Ltd.	83,452
5,206	Shriram Transport Finance Co., Ltd.	77,572
2,065	Siemens Ltd.	64,394
3,876	SRF Ltd.	122,380
42,083	State Bank of India	270,649
19,767	Sun Pharmaceutical Industries Ltd.	221,002
22,583	Tata Consultancy Services Ltd.	1,063,075
15,654	Tata Consumer Products Ltd.	149,741
39,155	Tata Motors Ltd.*	237,152
38,627	Tata Power Co., Ltd.(The)	114,139
16,843	Tata Steel Ltd.	272,389
15,635	Tech Mahindra Ltd.	291,983
147,268	Titan Co., Ltd.	4,990,610
1,507	Torrent Pharmaceuticals Ltd.	55,593
4,476	Trent Ltd.	66,297
28,046	UltraTech Cement Ltd.	2,441,951
7,945	United Spirits Ltd.*	93,479
145,067	UPL Ltd.	1,283,399
29,214	Vedanta Ltd.	147,058
34,605	Wipro Ltd.	254,348
241,179	Yes Bank Ltd.*(f)	42,418
31,987	Zomato Ltd.*	34,209

	Total India	67,855,182

Indonesia — 2.6%
299,900	Adaro Energy Tbk PT	51,633
197,700	Aneka Tambang Tbk	30,613
3,010,500	Astra International Tbk PT	1,216,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 2.6% — (continued)
6,320,000	Bank BTPN Syariah Tbk PT	$1,578,447
1,352,100	Bank Central Asia Tbk PT	764,631
95,100	Bank Jago Tbk PT*	107,507
4,349,524	Bank Mandiri Persero Tbk PT	2,346,368
200,200	Bank Negara Indonesia Persero Tbk PT	111,601
10,635,024	Bank Rakyat Indonesia Persero Tbk PT	3,394,624
810,800	Barito Pacific Tbk PT	50,262
174,600	Charoen Pokphand Indonesia Tbk PT	70,499
14,300	Gudang Garam Tbk PT	31,269
86,100	Indah Kiat Pulp & Paper Tbk PT	48,414
34,200	Indocement Tunggal Prakarsa Tbk PT	26,207
69,500	Indofood CBP Sukses Makmur Tbk PT	41,155
90,400	Indofood Sukses Makmur Tbk PT	39,017
492,600	Kalbe Farma Tbk PT	56,429
310,500	Merdeka Copper Gold Tbk PT*	83,705
505,900	Sarana Menara Nusantara Tbk PT	36,469
69,600	Semen Indonesia Persero Tbk PT	34,936
6,802,687	Telkom Indonesia Persero Tbk PT	2,050,923
49,693	Telkom Indonesia Persero Tbk PT, ADR	1,476,379
258,900	Tower Bersama Infrastructure Tbk PT	53,298
188,500	Unilever Indonesia Tbk PT	48,337
38,900	United Tractors Tbk PT	67,740

	Total Indonesia	13,816,963

Kazakhstan — 0.2%
12,470	Kaspi.KZ JSC, (Restricted, cost — $420,863, acquired 10/15/20), GDR(b)	736,506
5,600	Kaspi.KZ JSC, GDR	336,000
840	Kaspi.KZ JSC, GDR(a)(e)	50,400

	Total Kazakhstan	1,122,906

Kuwait — 0.3%
28,173	Agility Public Warehousing Co., KSC	94,952
26,304	Boubyan Bank KSCP*	71,463
44,000	Humansoft Holding Co. KSC	533,880
113,728	Kuwait Finance House KSCP	354,638
12,432	Mabanee Co., KPSC	34,806
58,759	Mobile Telecommunications Co., KSCP	120,188
166,223	National Bank of Kuwait SAKP	581,175

	Total Kuwait	1,791,102

Luxembourg — 0.0%
2,843	Reinet Investments SCA	58,675

Malaysia — 0.5%
46,100	AMMB Holdings Bhd*	36,967
59,300	Axiata Group Bhd	55,498
155,607	CIMB Group Holdings Bhd	211,865
85,400	Dialog Group Bhd	57,563
60,900	DiGi.Com Bhd	58,841
3,000	Fraser & Neave Holdings Bhd	16,143
65,800	Genting Bhd	72,852
80,300	Genting Malaysia Bhd	57,434
20,100	HAP Seng Consolidated Bhd	36,309
39,400	Hartalega Holdings Bhd	43,327
15,800	Hong Leong Bank Bhd	75,972
2,900	Hong Leong Financial Group Bhd	13,381
36,300	IHH Healthcare Bhd	56,878

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.5% — (continued)
77,400	Inari Amertron Bhd	$59,745
56,900	IOI Corp. Bhd	62,504
11,700	Kuala Lumpur Kepong Bhd	72,441
110,509	Malayan Banking Bhd	230,590
25,900	Malaysia Airports Holdings Bhd*	38,015
57,900	Maxis Bhd	55,521
34,300	MISC Bhd	60,197
1,600	Nestle Malaysia Bhd	51,064
59,300	Petronas Chemicals Group Bhd	134,868
8,600	Petronas Dagangan Bhd	44,100
18,400	Petronas Gas Bhd	76,250
12,800	PPB Group Bhd	54,740
75,000	Press Metal Aluminium Holdings Bhd	122,006
343,500	Public Bank Bhd	364,264
31,500	QL Resources Bhd	37,135
37,800	RHB Bank Bhd	53,244
77,200	Sime Darby Bhd	41,844
56,800	Sime Darby Plantation Bhd	66,454
31,400	Telekom Malaysia Bhd	37,904
67,600	Tenaga Nasional Bhd	147,761
123,200	Top Glove Corp. Bhd	60,072
13,800	Westports Holdings Bhd	12,873

	Total Malaysia	2,676,622

Mexico — 2.3%
70,338	Alfa SAB de CV, Class A Shares	52,070
64,537	America Movil SAB de CV, Class L Shares, ADR	1,169,411
746,095	America Movil SAB de CV, Series L	678,383
11,362	Arca Continental SAB de CV	74,901
15,467	Becle SAB de CV	38,716
12,281	Coca-Cola Femsa SAB de CV	68,006
76,190	Fibra Uno Administracion SA de CV, REIT	85,422
48,381	Fomento Economico Mexicano SAB de CV	388,800
5,527	Gruma SAB de CV, Class B Shares	74,855
9,937	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares*	145,553
4,684	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	100,850
41,220	Grupo Bimbo SAB de CV, Series A	127,614
12,114	Grupo Carso SAB de CV, Series A1	36,711
284,417	Grupo Financiero Banorte SAB de CV, Class O Shares	1,930,367
48,261	Grupo Financiero Inbursa SAB de CV, Class O Shares*	78,878
357,924	Grupo México SAB de CV, Series B	1,828,548
65,431	Grupo Televisa SAB	139,977
2,464	Industrias Peñoles SAB de CV	30,958
528,165	Kimberly-Clark de México SAB de CV, Class A Shares	738,400
7,978	Megacable Holdings SAB de CV	23,472
512,457	Orbia Advance Corp. SAB de CV	1,309,260
3,707	Promotora y Operadora de Infraestructura SAB de CV	29,142
145,681	Qualitas Controladora SAB de CV	798,172
284,100	Regional SAB de CV	1,687,379
29,228	Telesites SAB de CV	32,598
127,598	Wal-Mart de Mexico SAB de CV	486,003

	Total Mexico	12,154,446

Netherlands — 0.8%
65,682	Prosus NV*	4,071,803

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Peru — 0.5%
4,824	Cia de Minas Buenaventura SAA, ADR*	$47,758
14,965	Credicorp Ltd.	2,263,456
2,223	Southern Copper Corp.	154,254

	Total Peru	2,465,468

Philippines — 1.0%
43,280	Aboitiz Equity Ventures Inc.	50,559
154,500	AC Energy Corp.	25,684
7,030	Ayala Corp.	116,752
199,760	Ayala Land Inc.	152,069
47,558	Bank of the Philippine Islands	93,276
45,844	BDO Unibank Inc.	116,517
4,366,900	Bloomberry Resorts Corp.*	642,771
620	Globe Telecom Inc.	31,218
2,800	GT Capital Holdings Inc.	31,650
646,360	International Container Terminal Services Inc.	2,666,958
67,856	JG Summit Holdings Inc.	79,986
9,470	Jollibee Foods Corp.	44,659
6,170	Manila Electric Co.	44,376
109,500	Metro Pacific Investments Corp.	8,274
31,956	Metropolitan Bank & Trust Co.	35,679
146,800	Monde Nissin Corp.*(a)	47,439
1,505	PLDT Inc.	52,909
657,600	Robinsons Retail Holdings Inc.	792,614
5,930	SM Investments Corp.	103,486
251,800	SM Prime Holdings Inc.	196,781
22,540	Universal Robina Corp.	52,919

	Total Philippines	5,386,576

Poland — 0.3%
9,581	Allegro.eu SA*(a)(d)	71,625
4,852	Bank Polska Kasa Opieki SA	132,280
1,614	CD Projekt SA	64,438
6,856	Cyfrowy Polsat SA	44,343
1,155	Dino Polska SA*(a)	80,935
71,600	InPost SA*	442,124
3,754	KGHM Polska Miedz SA	147,741
30	LPP SA	61,390
545	mBank SA*	52,940
9,733	Orange Polska SA*	18,062
25,504	PGE Polska Grupa Energetyczna SA*	49,084
7,368	Polski Koncern Naftowy ORLEN SA	124,771
38,865	Polskie Gornictwo Naftowe i Gazownictwo SA	51,197
21,071	Powszechna Kasa Oszczednosci Bank Polski SA*	202,432
13,963	Powszechny Zaklad Ubezpieczen SA	103,911
938	Santander Bank Polska SA	70,317

	Total Poland	1,717,590

Portugal — 0.4%
182,639	Galp Energia SGPS SA	2,022,941

Qatar — 0.3%
58,133	Barwa Real Estate Co.	57,838
44,136	Commercial Bank PSQC	83,424
37,218	Industries Qatar QSC	186,667
105,188	Masraf Al Rayan QSC	144,097
85,967	Mesaieed Petrochemical Holding Co.	62,933

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Qatar — 0.3% — (continued)
26,290	Ooredoo QPSC	$55,313
12,424	Qatar Electricity & Water Co. QSC	61,161
10,432	Qatar Fuel QSC	53,151
50,244	Qatar Gas Transport Co., Ltd.	51,871
16,205	Qatar International Islamic Bank QSC	45,535
26,389	Qatar Islamic Bank SAQ	152,483
113,178	Qatar National Bank QPSC	676,388

	Total Qatar	1,630,861

Romania — 0.0%
12,894	NEPI Rockcastle PLC	81,988

Russia — 0.9%
64,081	Alrosa PJSC#(e)(f)	18,659
502,100	Detsky Mir PJSC, (Restricted, cost — $786,566, acquired 10/15/20)(b)	392,616
179,000	Fix Price Group Ltd., (Restricted, cost — $1,614,764, acquired 3/5/21), GDR(b)	107,758
267,363	Gazprom PJSC	565,595
21,428	Gazprom PJSC#(e)(f)	17,267
131,216	Gazprom PJSC, ADR	347,722
885,983	Inter RAO UES PJSC#(e)(f)	8,550
10,171	Lukoil PJSC#(e)(f)	177,473
47,286	Lukoil PJSC, ADR	1,121,817
8,651	Magnit PJSC, Class Registered Shares, GDR#(e)(f)	13,846
1,550	MMC Norilsk Nickel PJSC#(e)(f)	104,961
191,564	Mobile TeleSystems PJSC, ADR(e)	759,436
39,065	Moscow Exchange MICEX-RTS PJSC#(e)(f)	13,144
2,213	Novatek PJSC, Class Registered Shares, GDR#(e)(f)	84,891
37,499	Novolipetsk Steel PJSC	61,838
508	Novolipetsk Steel PJSC#(e)(f)	323
1,593	Ozon Holdings PLC, ADR*#(e)(f)	5,841
2,783	PhosAgro PJSC, Class Registered Shares, GDR#(e)(f)	16,949
7,431	Polymetal International PLC#(e)(f)	22,529
869	Polyus PJSC#(e)(f)	32,730
28,885	Rosneft Oil Co. PJSC#(e)(f)	30,122
657,286	Sberbank of Russia PJSC#(e)(f)	290,424
58,514	Sberbank of Russia PJSC, ADR	73,142
5,523	Severstal PAO#(e)(f)	26,367
157,330	Surgutneftegas PJSC#(e)(f)	15
32,571	Tatneft PJSC	107,175
5,031	Tatneft PJSC#(e)(f)	6,386
88,972	United Co. RUSAL International PJSC*#(e)(f)	18,768
2,330	VK Co., Ltd., GDR*#(e)(f)	2,367
60,086,472	VTB Bank PJSC#(e)(f)	11,176
42,974	X5 Retail Group NV, GDR	113,843
3,377	X5 Retail Group NV, GDR#(e)(f)	14,521
17,600	Yandex NV, Class A Shares*(e)	231,845
7,493	Yandex NV, Class A Shares*#(e)(f)	48,964

	Total Russia	4,849,060

Saudi Arabia — 1.9%
584	Abdullah Al Othaim Markets Co.	17,356
2,938	Advanced Petrochemical Co.	58,810
96,224	Al Rajhi Bank	4,120,613
22,578	Alinma Bank	213,996
6,060	Almarai Co. JSC	81,001
14,805	Arab National Bank	110,556
9,374	Bank AlBilad*	147,537

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 1.9% — (continued)
12,023	Bank Al-Jazira	$86,116
14,887	Banque Saudi Fransi	210,710
1,523	Bupa Arabia for Cooperative Insurance Co.	65,886
1,797	Co. for Cooperative Insurance	37,558
14,545	Dar Al Arkan Real Estate Development Co.*	42,472
1,486	Dr Sulaiman Al Habib Medical Services Group Co.	67,805
11,631	Emaar Economic City*	38,459
8,287	Etihad Etisalat Co.	77,245
1,138	Jarir Marketing Co.	63,384
12,541	Mobile Telecommunications Co.*	44,913
1,161	Mouwasat Medical Services Co.	64,188
9,889	National Industrialization Co.*	59,605
4,003	National Petrochemical Co.	48,109
6,566	Rabigh Refining & Petrochemical Co.*	42,994
33,014	Riyad Bank	312,914
5,013	SABIC Agri-Nutrients Co.	213,043
7,279	Sahara International Petrochemical Co.	90,748
10,348	Saudi Arabian Mining Co.*	294,613
53,718	Saudi Arabian Oil Co.(a)	595,322
22,037	Saudi Basic Industries Corp.	732,703
19,603	Saudi British Bank	202,552
108	Saudi Cement Co.	1,602
22,768	Saudi Electricity Co.	167,697
7,049	Saudi Industrial Investment Group	66,418
15,381	Saudi Kayan Petrochemical Co.*	83,526
53,653	Saudi National Bank	975,434
874	Saudi Research & Media Group*	58,240
14,690	Saudi Telecom Co.	447,164
5,902	Savola Group	53,344
5,285	Yanbu National Petrochemical Co.	96,803

	Total Saudi Arabia	10,091,436

Singapore — 0.3%
6,800	BOC Aviation Ltd.(a)	58,957
1,271	JOYY Inc., ADR(d)	58,835
9,599	Sea Ltd., ADR*	1,397,614

	Total Singapore	1,515,406

South Africa — 2.8%
18,445	Absa Group Ltd.	211,966
3,655	African Rainbow Minerals Ltd.	65,081
1,405	Anglo American Platinum Ltd.	219,175
10,772	AngloGold Ashanti Ltd.	252,394
9,447	Aspen Pharmacare Holdings Ltd.	125,819
8,357	Bid Corp., Ltd.	171,488
92,678	Bidvest Group Ltd.	1,266,967
2,090	Capitec Bank Holdings Ltd.	281,750
5,665	Clicks Group Ltd.	110,268
10,460	Discovery Ltd.*	107,282
5,384	Exxaro Resources Ltd.	69,307
124,887	FirstRand Ltd.	537,375
22,560	Gold Fields Ltd.	316,944
79,517	Growthpoint Properties Ltd., REIT	69,990
12,491	Harmony Gold Mining Co., Ltd.	53,834
19,247	Impala Platinum Holdings Ltd.	367,382
2,089	Kumba Iron Ore Ltd.	82,277

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 2.8% — (continued)
686,436	Life Healthcare Group Holdings Ltd.	$1,005,104
5,962	Mr Price Group Ltd.	81,220
41,834	MTN Group Ltd.*	529,920
10,235	MultiChoice Group	84,542
5,358	Naspers Ltd., Class N Shares	682,211
152,978	Nedbank Group Ltd.	2,172,542
8,806	Northam Platinum Holdings Ltd.*	142,325
109,246	Old Mutual Ltd.	90,218
24,251	Pepkor Holdings Ltd.(a)	34,656
18,253	Rand Merchant Investment Holdings Ltd.	58,198
13,978	Remgro Ltd.	127,044
230,969	Sanlam Ltd.	983,458
13,934	Sasol Ltd.*	319,667
12,453	Shoprite Holdings Ltd.	185,356
65,842	Sibanye Stillwater Ltd.	310,210
3,447	SPAR Group Ltd.	36,767
135,216	Standard Bank Group Ltd.	1,429,333
4,420	Tiger Brands Ltd.	46,922
377,173	Transaction Capital Ltd.	1,086,315
90,938	Vodacom Group Ltd.	875,227
20,440	Woolworths Holdings Ltd.	67,081

	Total South Africa	14,657,615

South Korea — 12.9%
804	Alteogen Inc.*	35,782
875	Amorepacific Corp.	134,164
638	AMOREPACIFIC Group	25,932
233	BGF retail Co., Ltd.	32,878
2,208	Celltrion Healthcare Co., Ltd.(d)	117,715
2,430	Celltrion Inc.(d)	322,949
425	Celltrion Pharm Inc.*	31,298
1,194	Cheil Worldwide Inc.	22,369
160	CJ CheilJedang Corp.	50,777
570	CJ Corp.	39,917
365	CJ ENM Co., Ltd.	39,897
135	CJ Logistics Corp.*	13,936
22,200	Coway Co., Ltd.(d)	1,332,045
962	DB Insurance Co., Ltd.	49,501
1,233	Doosan Bobcat Inc.	39,680
16,460	Doosan Fuel Cell Co., Ltd.*	532,476
8,295	Doosan Heavy Industries & Construction Co., Ltd.*(d)	143,833
89	Douzone Bizon Co., Ltd.	3,583
235	Ecopro BM Co., Ltd.	74,945
446	E-MART Inc.	48,300
103	F&F Co., Ltd.*	77,152
127	Green Cross Corp.	19,324
1,878	GS Engineering & Construction Corp.	67,040
1,234	GS Holdings Corp.	41,282
7,156	Hana Financial Group Inc.(d)	290,116
1,886	Hankook Tire & Technology Co., Ltd.	55,310
219	Hanmi Pharm Co., Ltd.*	48,314
3,831	Hanon Systems	36,871
3,192	Hanwha Solutions Corp.*	90,920
1,826	HLB Inc.*	47,322
6,717	HMM Co., Ltd.*(d)	161,578
672	Hotel Shilla Co., Ltd.	45,436

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 12.9% — (continued)
391	HYBE Co., Ltd.*	$95,554
1,889	Hyundai Engineering & Construction Co., Ltd.	68,135
434	Hyundai Glovis Co., Ltd.	63,634
1,100	Hyundai Heavy Industries Holdings Co., Ltd.	47,371
7,521	Hyundai Mobis Co., Ltd.	1,403,418
3,499	Hyundai Motor Co.	510,292
1,832	Hyundai Steel Co.	61,172
481	Iljin Materials Co., Ltd.	36,646
7,644	Industrial Bank of Korea	68,395
7,623	Kakao Corp.	604,364
629	Kakao Games Corp.*	38,566
2,182	KakaoBank Corp.*(d)	88,101
2,405	Kangwon Land Inc.*	53,297
48,971	KB Financial Group Inc.	2,457,816
6,477	Kia Corp.	398,178
1,943	Korea Aerospace Industries Ltd.*	60,040
5,040	Korea Electric Power Corp.	97,358
955	Korea Investment Holdings Co., Ltd.*	62,996
890	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	65,377
250	Korea Zinc Co., Ltd.	115,262
4,494	Korean Air Lines Co., Ltd.*	110,793
573	Krafton Inc.*(d)	142,642
14,203	KT&G Corp.(d)	942,919
408	Kumho Petrochemical Co., Ltd.*	55,436
621	L&F Co., Ltd.	103,214
12,677	LG Chem Ltd.	5,975,272
2,245	LG Corp.(d)	140,667
5,730	LG Display Co., Ltd.(d)	89,630
2,536	LG Electronics Inc.	261,198
1,602	LG Energy Solution*(d)	548,991
1,760	LG Household & Health Care Ltd.	1,404,141
336	LG Innotek Co., Ltd.	91,681
4,603	LG Uplus Corp.	50,379
449	Lotte Chemical Corp.	82,315
312	Lotte Shopping Co., Ltd.	22,161
1,025	Meritz Fire & Marine Insurance Co., Ltd.*	35,041
4,055	Meritz Securities Co., Ltd.	19,778
5,758	Mirae Asset Securities Co., Ltd.	42,156
18,934	NAVER Corp.	5,064,431
399	NCSoft Corp.(d)	148,061
529	Netmarble Corp.(a)	45,170
3,575	NH Investment & Securities Co., Ltd.*	34,535
640	Orion Corp.	48,771
6,901	Pan Ocean Co., Ltd.	37,788
792	Pearl Abyss Corp.*	62,777
1,831	POSCO	440,186
790	POSCO Chemical Co., Ltd.(d)	75,675
256	S-1 Corp.	14,854
394	Samsung Biologics Co., Ltd.*(a)(d)	256,231
1,935	Samsung C&T Corp.	177,333
1,392	Samsung Electro-Mechanics Co., Ltd.(d)	192,726
394,085	Samsung Electronics Co., Ltd.	23,778,714
4,402	Samsung Engineering Co., Ltd.*	85,099
804	Samsung Fire & Marine Insurance Co., Ltd.	128,498
13,122	Samsung Heavy Industries Co., Ltd.*	64,123
1,766	Samsung Life Insurance Co., Ltd.	87,914

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 12.9% — (continued)
6,900	Samsung SDI Co., Ltd.(d)	$3,151,683
896	Samsung SDS Co., Ltd.	104,485
1,776	Samsung Securities Co., Ltd.	62,570
1,206	SD Biosensor Inc.	54,634
794	Seegene Inc.	33,829
58,505	Shinhan Financial Group Co., Ltd.	1,902,079
670	SK Biopharmaceuticals Co., Ltd.*	47,599
491	SK Bioscience Co., Ltd.*	60,337
300	SK Chemicals Co., Ltd.	31,519
98,489	SK Hynix Inc.	10,189,862
465	SK IE Technology Co., Ltd.*(a)	48,413
971	SK Inc.	185,484
1,267	SK Innovation Co., Ltd.*	214,432
2,405	SK Square Co., Ltd.*	113,270
596	SK Telecom Co., Ltd.	27,098
436	SKC Co., Ltd.	50,702
1,034	S-Oil Corp.	73,329
11,081	Woori Financial Group Inc.	131,936
984	Yuhan Corp.	47,865

	Total South Korea	67,861,040

Taiwan — 13.2%
12,000	Accton Technology Corp.	108,034
72,000	Acer Inc.	74,882
9,777	Advantech Co., Ltd.	128,372
631,498	ASE Technology Holding Co., Ltd.	2,287,699
46,000	Asia Cement Corp.	74,047
1,000	ASMedia Technology Inc.	60,752
17,000	Asustek Computer Inc.	225,512
206,000	AU Optronics Corp.	154,141
16,000	Catcher Technology Co., Ltd.	81,817
193,738	Cathay Financial Holding Co., Ltd.	431,935
33,392	Chailease Holding Co., Ltd.	300,047
126,015	Chang Hwa Commercial Bank Ltd.	79,645
31,000	Cheng Shin Rubber Industry Co., Ltd.	39,707
350,112	China Development Financial Holding Corp.	239,368
292,000	China Steel Corp.	375,690
99,000	Chroma ATE Inc.	672,791
90,000	Chunghwa Telecom Co., Ltd.	399,869
97,000	Compal Electronics Inc.	88,324
450,880	CTBC Financial Holding Co., Ltd.	440,616
286,000	Delta Electronics Inc.	2,525,450
21,000	E Ink Holdings Inc.	113,683
291,477	E.Sun Financial Holding Co., Ltd.	308,258
4,100	Eclat Textile Co., Ltd.	84,925
2,000	eMemory Technology Inc.	135,423
60,478	Evergreen Marine Corp. Taiwan Ltd.	311,530
87,000	Far Eastern New Century Corp.	91,869
35,000	Far EasTone Telecommunications Co., Ltd.	86,587
10,920	Feng TAY Enterprise Co., Ltd.	80,963
255,449	First Financial Holding Co., Ltd.	234,436
84,000	Formosa Chemicals & Fibre Corp.	237,204
28,000	Formosa Petrochemical Corp.	97,875
96,000	Formosa Plastics Corp.	360,520
22,230	Foxconn Technology Co., Ltd.	50,739
185,336	Fubon Financial Holding Co., Ltd.	497,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 13.2% — (continued)
6,000	Giant Manufacturing Co., Ltd.	$62,128
186,000	Globalwafers Co., Ltd.	4,584,384
6,554	Hiwin Technologies Corp.	62,077
733,660	Hon Hai Precision Industry Co., Ltd.	2,703,597
7,000	Hotai Motor Co., Ltd.	157,752
222,487	Hua Nan Financial Holdings Co., Ltd.	175,594
220,000	Innolux Corp.	134,027
74,000	Inventec Corp.	68,383
2,541	Largan Precision Co., Ltd.	184,235
48,264	Lite-On Technology Corp., ADR	118,078
128,000	MediaTek Inc.	5,076,626
264,000	Mega Financial Holding Co., Ltd.	356,356
17,000	Micro-Star International Co., Ltd.	94,667
1,000	momo.com Inc.	35,845
121,000	Nan Ya Plastics Corp.	379,431
5,000	Nan Ya Printed Circuit Board Corp.	95,959
29,000	Nanya Technology Corp.	80,186
3,000	Nien Made Enterprise Co., Ltd.	38,767
123,000	Novatek Microelectronics Corp.	2,014,799
5,000	Oneness Biotech Co., Ltd.*	44,443
43,000	Pegatron Corp.	106,166
64,000	Pou Chen Corp.	73,837
65,569	Poya International Co., Ltd.	948,100
14,539	President Chain Store Corp.	135,837
624,000	Quanta Computer Inc.	2,089,312
11,000	Realtek Semiconductor Corp.	179,683
24,852	Ruentex Development Co., Ltd.	64,244
87,206	Shanghai Commercial & Savings Bank Ltd.	142,843
317,693	Shin Kong Financial Holding Co., Ltd.	129,011
263,846	SinoPac Financial Holdings Co., Ltd.	162,224
35,700	Synnex Technology International Corp.	92,289
273,068	Taishin Financial Holding Co., Ltd.	191,493
123,980	Taiwan Cement Corp.	209,535
219,267	Taiwan Cooperative Financial Holding Co., Ltd.	208,293
36,000	Taiwan High Speed Rail Corp.	38,020
36,000	Taiwan Mobile Co., Ltd.	133,095
894,507	Taiwan Semiconductor Manufacturing Co., Ltd.	19,055,394
121,144	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,963,619
28,000	Unimicron Technology Corp.	256,061
117,000	Uni-President Enterprises Corp.	280,631
288,000	United Microelectronics Corp.	536,940
23,000	Vanguard International Semiconductor Corp.	103,185
2,000	Voltronic Power Technology Corp.	104,554
16,200	Wan Hai Lines Ltd.	108,586
8,000	Win Semiconductors Corp.	88,063
80,000	Winbond Electronics Corp.	94,676
54,000	Wiwynn Corp.	1,911,835
43,760	WPG Holdings Ltd.	87,128
10,188	Yageo Corp.	164,448
42,000	Yang Ming Marine Transport Corp.*	174,090
250,960	Yuanta Financial Holding Co., Ltd.	222,703
21,000	Zhen Ding Technology Holding Ltd.	69,758

	Total Taiwan	69,073,431

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Thailand — 1.1%
27,900	Advanced Info Service PCL, NVDR	$195,638
103,900	Airports of Thailand PCL, NVDR*	204,973
185,700	Asset World Corp. PCL, NVDR*	27,371
20,800	B Grimm Power PCL, NVDR	21,942
51,800	Bangkok Commercial Asset Mangement PCL, NVDR	34,805
225,600	Bangkok Dusit Medical Services PCL, NVDR	163,480
212,000	Bangkok Expressway & Metro PCL, NVDR	57,846
34,400	Berli Jucker PCL, NVDR	35,327
191,400	BTS Group Holdings PCL, NVDR	55,746
9,500	Bumrungrad Hospital PCL, NVDR	44,731
6,000	Carabao Group PCL,NVDR	19,540
51,000	Central Pattana PCL, NVDR	86,686
33,616	Central Retail Corp. PCL, NVDR	39,322
86,300	Charoen Pokphand Foods PCL, NVDR	66,625
144,800	CP ALL PCL, NVDR	302,184
6,600	Delta Electronics Thailand PCL, NVDR	81,550
4,600	Electricity Generating PCL, NVDR	25,245
36,400	Energy Absolute PCL, NVDR	105,752
17,400	Global Power Synergy PCL, NVDR	40,048
64,600	Gulf Energy Development PCL, NVDR	100,062
137,900	Home Product Center PCL, NVDR	64,385
50,400	Indorama Ventures PCL, NVDR	69,665
29,350	Intouch Holdings PCL, NVDR	68,258
240,500	Kasikornbank PCL	1,198,876
125,300	Krung Thai Bank PCL, NVDR	53,861
22,200	Krungthai Card PCL, NVDR	43,003
296,000	Land and Houses PCL, NVDR	86,877
87,100	Minor International PCL, NVDR*	82,103
19,800	Muangthai Capital PCL, NVDR	31,297
22,800	Osotspa PCL, NVDR	24,647
36,500	PTT Exploration & Production PCL, NVDR	152,469
55,700	PTT Global Chemical PCL, NVDR	90,604
60,000	PTT Oil & Retail Business PCL, NVDR	47,354
236,600	PTT PCL, NVDR	287,150
21,400	Ratch Group PCL, NVDR	30,097
36,500	SCG Packaging PCL, NVDR	68,357
80,100	Siam Cement PCL, Class Registered Shares	959,927
19,900	Siam Cement PCL, NVDR	238,894
20,000	Siam Commercial Bank PCL, NVDR	76,761
21,600	Sri Trang Gloves Thailand PCL, NVDR(d)	17,016
20,800	Srisawad Corp. PCL, NVDR	36,879
24,300	Thai Oil PCL, NVDR	40,253
51,000	Thai Union Group PCL, NVDR	31,809
336,600	True Corp. PCL, NVDR	51,460

	Total Thailand	5,560,875

Turkey — 0.4%
123,590	Agesa Hayat ve Emeklilik AS	184,500
61,436	Akbank TAS	31,121
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	28,641
11,261	BIM Birlesik Magazalar AS	59,402
28,391	Eregli Demir ve Celik Fabrikalari TAS	63,705
601	Ford Otomotiv Sanayi AS	11,695
10,393	KOC Holding AS	23,723
411,440	MLP Saglik Hizmetleri AS, (Restricted, cost — $828,538, acquired 4/15/20), Class B Shares*(a)(b)	879,138
458,820	Sok Marketler Ticaret AS	374,286

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Turkey — 0.4% — (continued)
73,020	Tofas Turk Otomobil Fabrikasi AS	$424,611
25,061	Turkcell Iletisim Hizmetleri AS	37,019
49,356	Turkiye Garanti Bankasi AS	39,467
18,380	Turkiye Is Bankasi AS, Class C Shares	10,535
3,542	Turkiye Petrol Rafinerileri AS*	49,288
36,548	Turkiye Sise ve Cam Fabrikalari AS	32,664

	Total Turkey	2,249,795

United Arab Emirates — 0.5%
65,895	Abu Dhabi Commercial Bank PJSC	193,052
32,951	Abu Dhabi Islamic Bank PJSC	79,467
64,799	Abu Dhabi National Oil Co. for Distribution PJSC	72,782
87,516	Aldar Properties PJSC	100,317
68,441	Dubai Islamic Bank PJSC	113,619
96,095	Emaar Properties PJSC	133,390
66,191	Emirates NBD Bank PJSC	258,384
85,049	Emirates Telecommunications Group Co. PJSC	810,669
108,041	First Abu Dhabi Bank PJSC	608,361

	Total United Arab Emirates	2,370,041

United Kingdom — 0.8%
16,598	Anglo American PLC	847,658
588,959	Helios Towers PLC*	1,140,163
29,777	Mondi PLC	619,488
27,973	Unilever PLC	1,407,000

	Total United Kingdom	4,014,309

United States — 0.3%
6,887	EPAM Systems Inc.*	1,430,774
1,272	Legend Biotech Corp., ADR*	50,359
2,000	Parade Technologies Ltd.	136,754

	Total United States	1,617,887

	TOTAL COMMON STOCKS (Cost — $435,649,595)	498,315,093

PREFERRED STOCKS — 1.5%

Brazil — 0.6%
4,378	Alpargatas SA, Class Preferred Shares	21,830
119,946	Banco Bradesco SA, Class Preferred Shares	473,029
3,867	Braskem SA, Class Preferred A Shares	35,769
7,258	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	48,399
23,342	Cia Energetica de Minas Gerais, Class Preferred Shares	57,901
25,282	Gerdau SA, Class Preferred Shares	124,740
119,462	Itau Unibanco Holding SA, Class Preferred Shares	589,653
117,545	Itausa SA, Class Preferred Shares	228,250
116,374	Petroleo Brasileiro SA, Class Preferred Shares	766,783
475,000	Raizen SA, Class Preferred Shares	525,615
13,217	Telefonica Brasil SA, Class Preferred Shares	128,503

	Total Brazil	3,000,472

Chile — 0.1%
3,301	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	218,910

Colombia — 0.0%
10,030	Bancolombia SA, Class Preferred Shares	88,657

Mexico — 0.0%
356,879	Cemex SAB de CV, Class Preferred Shares*	183,332

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

Russia — 0.0%
83,580		Surgutneftegas PJSC, Class Preferred Shares	$23,089
125,636		Surgutneftegas PJSC, Class Preferred Shares#(e)(f)	13,485

		Total Russia	36,574

South Korea — 0.8%
715		Hyundai Motor Co., Class Preferred 2nd Shares	52,853
565		Hyundai Motor Co., Class Preferred Shares	41,410
283		LG Chem Ltd., Class Preferred Shares	63,786
55		LG Household & Health Care Ltd., Class Preferred Shares	24,123
71,792		Samsung Electronics Co., Ltd., Class Preferred Shares	3,954,436

		Total South Korea	4,136,608

		TOTAL PREFERRED STOCKS (Cost — $7,222,899)	7,664,553

RIGHTS — 0.0%

Brazil — 0.0%
276		Americanas SA*(e)	334

South Korea — 0.0%
26		Samsung Biologics Co., Ltd.*(e)(f)	3,027

		TOTAL RIGHTS (Cost — $0)	3,361

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $442,872,494)	505,983,007

Face Amount†

SHORT-TERM INVESTMENTS (g) — 4.5%

MONEY MARKET FUND — 1.1%
$5,969,908		Invesco STIT — Government & Agency Portfolio, 0.026%, Institutional Class(h) (Cost — $5,969,908)	5,969,908

TIME DEPOSITS — 3.4%
		Barclays Bank PLC — London:
8,771		0.005% due 3/1/22	8,771
9	GBP	0.090% due 3/1/22	12
		BBH — Grand Cayman:
2	HKD	0.005% due 3/1/22	0
2	SGD	0.070% due 3/1/22	1
424,355	ZAR	3.700% due 3/1/22	27,602
12,868,719		BNP Paribas — Paris, 0.005% due 3/1/22	12,868,719
48,834	EUR	Citibank — London, (0.780)% due 3/1/22	54,758
2,005,689		Citibank — New York, 0.005% due 3/1/22	2,005,689
460,096	HKD	ING Bank — Amsterdam, 0.005% due 3/1/22	58,875
		Sumitomo Mitsui Banking Corp. — Tokyo:
56,206	EUR	(0.780)% due 3/1/22	63,024
2,919,267		0.005% due 3/1/22	2,919,267

		TOTAL TIME DEPOSITS (Cost — $18,006,718)	18,006,718

		TOTAL SHORT-TERM INVESTMENTS (Cost — $23,976,626)	23,976,626

		TOTAL INVESTMENTS — 100.9% (Cost — $466,849,120)	529,959,633

		Liabilities in Excess of Other Assets — (0.9)%	(4,829,081)

		TOTAL NET ASSETS — 100.0%	$525,130,552

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $22,543,460 and represents 4.3% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2022, amounts to $19,868,156 and represents 3.8% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.4%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2022, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$466,849,120	$120,735,302	$ (57,700,321)	$63,034,981

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	11.7%
Technology Hardware, Storage & Peripherals	6.7
Electronic Equipment, Instruments & Components	2.5
Other	1.9
Financials
Banks	16.6
Insurance	3.3
Consumer Finance	0.9
Other	1.3
Consumer Discretionary	13.3
Communication Services	9.0
Materials	7.7
Industrials	5.9
Energy	5.7
Consumer Staples	3.8
Health Care	3.6
Real Estate	1.6
Utilities	1.1
Short-Term Investments	3.4

	100.0	%+

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2022, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index March Futures	25	3/22	$1,544,907	$1,469,375	$(75,532)

At February 28, 2022, Emerging Markets Equity Fund had deposited cash of $80,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 31.5%

U.S. GOVERNMENT AGENCIES — 0.9%
	Federal Home Loan Banks:
$4,255,000	1.040% due 6/14/24	$4,218,507
2,190,000	1.610% due 9/4/24	2,187,198
4,250,000	1.200% due 12/23/24	4,204,832
345,000	4.000% due 9/1/28	386,542
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon due 1/15/30(a)	489,657
595,000	zero coupon due 5/15/30(a)	500,936

	TOTAL U.S. GOVERNMENT AGENCIES	11,987,672

U.S. GOVERNMENT OBLIGATIONS — 30.6%
	U.S. Treasury Bonds:
2,835,000	4.375% due 2/15/38	3,755,821
1,500,000	1.125% due 8/15/40	1,240,313
620,000	1.375% due 11/15/40	534,992
7,670,000	1.875% due 2/15/41	7,196,917
5,483,000	2.250% due 5/15/41	5,454,942
7,070,000	1.750% due 8/15/41	6,469,050
22,204,000	2.000% due 11/15/41	21,211,759
2,270,000	3.125% due 11/15/41	2,580,795
595,000	2.375% due 2/15/42	606,110
100,000	3.125% due 2/15/43	113,617
502,500	3.625% due 8/15/43	614,640
11,510,000	3.750% due 11/15/43	14,350,182
1,095,000	3.625% due 2/15/44	1,342,359
415,000	3.125% due 8/15/44	473,538
1,375,000	3.000% due 11/15/44	1,539,946
245,000	2.875% due 8/15/45	269,663
1,412,500	3.000% due 11/15/45	1,589,614
6,490,000	2.500% due 2/15/46	6,705,235
1,110,000	2.875% due 11/15/46	1,228,718
2,238,000	3.000% due 2/15/47	2,535,846
500,000	2.750% due 8/15/47	546,113
2,120,000	3.000% due 2/15/48	2,432,948
595,000	3.375% due 11/15/48	733,082
4,480,000	2.000% due 2/15/50	4,276,825
10,870,000	1.250% due 5/15/50	8,645,896
9,885,000	1.375% due 8/15/50	8,113,423
4,905,000	1.625% due 11/15/50	4,283,445
6,323,000	1.875% due 2/15/51	5,866,065
3,579,000	2.375% due 5/15/51	3,720,902
3,050,000	2.000% due 8/15/51	2,916,563
16,495,000	1.875% due 11/15/51	15,342,927
4,915,000	2.250% due 2/15/52	4,989,877
	U.S. Treasury Inflation Indexed Bonds:
1,368,572	0.125% due 2/15/51	1,455,813
762,164	0.125% due 2/15/52	815,417
2,020,000	U.S. Treasury Strip Principal, zero coupon due 5/15/49(a)	1,110,947
	U.S. Treasury Notes:
725,000	0.125% due 8/15/23	712,964
1,820,000	0.125% due 10/15/23	1,784,311
40,000	0.250% due 11/15/23	39,247
2,315,000	0.125% due 12/15/23	2,263,274
19,948,000	0.750% due 12/31/23	19,710,338

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 30.6% — (continued)
$13,969,000		0.875% due 1/31/24	$13,827,127
5,940,000		0.125% due 2/15/24	5,790,920
26,880,000		1.500% due 2/29/24	26,920,425
4,100,000		0.250% due 3/15/24	4,000,383
11,029,000		0.250% due 5/15/24	10,730,011
15,616,000		1.125% due 1/15/25	15,406,160
3,900,000		0.250% due 5/31/25	3,726,328
3,060,000		0.250% due 6/30/25	2,919,431
375,000		0.250% due 9/30/25	356,235
2,840,000		0.250% due 10/31/25	2,694,228
1,920,000		0.375% due 11/30/25	1,827,375
620,000		0.375% due 12/31/25	589,557
945,000		0.375% due 1/31/26	897,122
4,214,000		0.500% due 2/28/26	4,015,810
9,280,000		0.750% due 3/31/26	8,925,475
20,346,000		0.750% due 4/30/26	19,551,234
10,000		0.750% due 5/31/26	9,600
20,000		0.875% due 6/30/26	19,288
1,430,000		0.625% due 7/31/26	1,362,745
5,892,000		0.750% due 8/31/26	5,642,741
6,070,000		1.125% due 10/31/26	5,902,601
30,000		1.250% due 11/30/26	29,348
18,830,000		1.250% due 12/31/26	18,410,738
19,798,000		1.500% due 1/31/27	19,583,006
16,665,000		1.875% due 2/28/27	16,791,289
7,910,000		0.750% due 1/31/28	7,450,849
223,000		1.125% due 2/29/28	214,777
3,640,000		1.250% due 4/30/28	3,524,402
2,920,000		1.250% due 5/31/28	2,825,100
1,590,000		1.250% due 6/30/28	1,537,021
3,110,000		1.000% due 7/31/28	2,957,051
1,145,000		1.125% due 8/31/28	1,096,449
6,320,000		1.250% due 9/30/28	6,097,319
585,000		1.500% due 11/30/28	573,140
2,389,000		1.375% due 12/31/28	2,321,623
195,000		1.750% due 1/31/29	194,162
2,615,000		1.875% due 2/28/29	2,625,215
1,660,000		1.625% due 5/15/31	1,631,534
2,441,000		1.250% due 8/15/31	2,317,997
1,500,000		1.375% due 11/15/31	1,439,180
7,590,000		1.875% due 2/15/32	7,616,684

		TOTAL U.S. GOVERNMENT OBLIGATIONS	403,926,114

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $425,825,952)	415,913,786

CORPORATE BONDS & NOTES — 31.0%

Aerospace/Defense — 0.9%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
205,000	BBB	3.800% due 10/7/24(b)	212,826
891,000	BBB	3.850% due 12/15/25(b)	933,716
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	521,956
990,000	BBB-	4.875% due 5/1/25	1,053,707
210,000	BBB-	2.196% due 2/4/26	204,369

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 0.9% — (continued)
$50,000	BBB-	3.100% due 5/1/26	$50,450
70,000	BBB-	2.700% due 2/1/27	68,771
646,000	BBB-	2.800% due 3/1/27	636,232
260,000	BBB-	3.200% due 3/1/29	257,261
250,000	BBB-	5.150% due 5/1/30	276,003
440,000	BBB-	3.250% due 2/1/35	412,332
40,000	BBB-	3.550% due 3/1/38	36,999
210,000	BBB-	5.705% due 5/1/40	244,388
140,000	BBB-	3.750% due 2/1/50	127,215
490,000	BBB-	5.805% due 5/1/50	582,419
10,000	BBB-	5.930% due 5/1/60	11,871
		General Dynamics Corp., Company Guaranteed Notes:
121,000	A-	3.500% due 4/1/27	127,706
607,000	A-	3.750% due 5/15/28	643,290
10,000	A-	4.250% due 4/1/40	11,164
70,000	A-	4.250% due 4/1/50	80,352
141,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	148,306
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	514,184
934,000	BBB	4.400% due 6/15/28	1,009,681
30,000	BBB	5.054% due 4/27/45	35,605
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	30,396
170,000	A-	3.550% due 1/15/26	179,001
40,000	A-	4.500% due 5/15/36	45,480
60,000	A-	4.070% due 12/15/42	65,395
246,000	A-	3.800% due 3/1/45	257,154
		Northrop Grumman Corp., Senior Unsecured Notes:
160,000	BBB+	2.930% due 1/15/25	163,303
340,000	BBB+	3.250% due 1/15/28	348,067
29,000	BBB+	4.750% due 6/1/43	33,507
194,000	BBB+	4.030% due 10/15/47	204,627
352,000	BBB+	5.250% due 5/1/50	442,327
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	49,287
24,000	A-	7.000% due 11/1/28	29,814
55,000	A-	4.200% due 12/15/44	56,838
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	71,670
120,000	A-	3.950% due 8/16/25	126,618
776,000	A-	4.125% due 11/16/28	840,284
140,000	A-	2.250% due 7/1/30	132,669
160,000	A-	4.500% due 6/1/42	178,749
387,000	A-	3.750% due 11/1/46	390,993
65,000	A-	2.820% due 9/1/51	56,180
80,000	A-	3.030% due 3/15/52	71,638

		Total Aerospace/Defense	11,974,800

Agriculture — 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	39,927
130,000	BBB	4.400% due 2/14/26	138,164
600,000	BBB	2.450% due 2/4/32	535,654
929,000	BBB	5.800% due 2/14/39	1,018,284
80,000	BBB	3.875% due 9/16/46	68,743

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Agriculture — 0.5% — (continued)
$300,000	BBB	5.950% due 2/14/49	$333,877
82,000	BBB	6.200% due 2/14/59	91,722
		BAT Capital Corp., Company Guaranteed Notes:
332,000	BBB+	3.215% due 9/6/26	332,166
500,000	BBB+	3.557% due 8/15/27	505,170
1,280,000	BBB+	4.540% due 8/15/47	1,173,049
150,000	BBB+	3.984% due 9/25/50	129,097
70,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 3.950% due 6/15/25(b)	72,453
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(b)	149,473
		Imperial Brands Finance PLC, Company Guaranteed Notes:
205,000	BBB	3.500% due 2/11/23(b)	206,880
400,000	BBB	3.125% due 7/26/24(b)	405,007
205,000	BBB	3.500% due 7/26/26(b)	208,057
		Philip Morris International Inc., Senior Unsecured Notes:
110,000	A	2.500% due 11/2/22	110,849
100,000	A	1.125% due 5/1/23	99,724
100,000	A	2.100% due 5/1/30	94,046
60,000	A	4.500% due 3/20/42	62,576
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	1,039,605

		Total Agriculture	6,814,523

Airlines — 0.3%
45,965	A3(c)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(b)	45,731
37,713	A-	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	38,295
295,250	A-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	297,727
42,812	A-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	42,274
89,532	A	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	88,937
36,360	Baa1(c)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	37,354
107,599	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	105,899
70,398	B	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	70,331
55,000	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(b)	53,646
646	B	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	617
43,178	Ba2(c)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	42,456
		Delta Air Lines Inc.:
970,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(b)	1,078,967
		Senior Unsecured Notes:
50,000	B+	3.800% due 4/19/23	50,436
200,000	B+	2.900% due 10/28/24	197,698
210,000	B+	7.375% due 1/15/26	234,438
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
230,000	Baa1(c)	4.500% due 10/20/25(b)	236,328
120,000	Baa1(c)	4.750% due 10/20/28(b)	125,364
170,000	Baa3(c)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(b)	179,542

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.3% — (continued)
$9,278	BB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.041% due 4/1/22	$9,317
95,743	Ba2(c)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(b)	104,168
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
30,831	A+	3.450% due 12/1/27	31,519
3,813	A2(c)	3.100% due 7/7/28	3,871
41,793	A3(c)	2.875% due 10/7/28	41,773
17,174	A2(c)	3.500% due 3/1/30	17,469
51,609	A2(c)	4.150% due 8/25/31	55,442
79,524	A2(c)	2.700% due 5/1/32	77,135
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
26,761	BB	4.750% due 4/11/22	26,868
39,576	BB	4.625% due 9/3/22	40,048
3,944	Ba1(c)	3.650% due 10/7/25	3,862
80,216	Baa3(c)	3.500% due 5/1/28	76,853
790,000	BB-	United AirLines Inc., Senior Secured Notes, 4.625% due 4/15/29(b)	770,799

		Total Airlines	4,185,164

Apparel — 0.1%
365,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(b)	372,141
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	40,569
70,000	AA-	2.750% due 3/27/27	71,981
140,000	AA-	2.850% due 3/27/30	142,444
100,000	AA-	3.250% due 3/27/40	100,129
220,000	AA-	3.375% due 3/27/50	224,483

		Total Apparel	951,747

Auto Manufacturers — 0.6%
		BMW US Capital LLC, Company Guaranteed Notes:
36,000	A	2.550% due 4/1/31(b)	35,094
45,000	A	1.950% due 8/12/31(b)	41,860
300,000	A-	Daimler Finance North America LLC, Company Guaranteed Notes, 3.500% due 8/3/25(b)	311,254
		Ford Motor Co., Senior Unsecured Notes:
260,000	BB+	3.250% due 2/12/32	245,609
30,000	BB+	4.750% due 1/15/43	29,054
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,250,000	BB+	1.383% (3-Month USD-LIBOR + 1.080%) due 8/3/22(d)	1,251,088
460,000	BB+	2.900% due 2/16/28	436,400
200,000	BB+	5.113% due 5/3/29	211,169
200,000	BB+	4.000% due 11/13/30	198,736
		General Motors Co., Senior Unsecured Notes:
70,000	BBB	5.400% due 10/2/23	73,615
290,000	BBB	6.125% due 10/1/25	321,311
250,000	BBB	6.250% due 10/2/43	303,601
455,000	BBB	5.200% due 4/1/45	492,793
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
95,000	BBB	3.450% due 4/10/22	95,191
64,000	BBB	4.000% due 1/15/25	66,334
100,000	BBB	4.350% due 1/17/27	105,253
		Senior Unsecured Notes:
646,000	BBB	2.750% due 6/20/25	646,608
137,000	BBB	2.400% due 10/15/28	130,248

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 0.6% — (continued)
$412,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.375% due 2/10/23(b)	$413,181
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(b)	201,039
200,000	BBB+	3.750% due 3/5/23(b)	203,150
54,000	BBB-	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 2.750% due 3/9/28(b)	51,737
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(b)	252,583
600,000	BBB-	3.522% due 9/17/25(b)	608,248
300,000	BBB-	4.345% due 9/17/27(b)	309,357
245,000	BBB-	4.810% due 9/17/30(b)	257,011
3,000	A+	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.450% due 9/20/23	3,083

		Total Auto Manufacturers	7,294,607

Banks — 9.1%
450,000	BBB	ABN AMRO Bank NV, Senior Unsecured Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(b)(d)	431,224
150,000	BBB	Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.125% due 6/6/24(b)	153,783
200,000	BBB	Banco Nacional de Panama, Senior Unsecured Notes, 2.500% due 8/11/30(b)	176,500
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	203,803
400,000	A+	2.706% due 6/27/24	404,039
600,000	A-	2.746% due 5/28/25	601,434
		Bank of America Corp.:
		Senior Unsecured Notes:
855,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(d)	863,613
490,000	A-	4.125% due 1/22/24	510,028
1,132,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(d)	1,150,674
280,000	A-	4.000% due 4/1/24	290,873
210,000	A-	3.500% due 4/19/26	217,827
2,272,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(d)	2,173,716
213,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(d)	201,702
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	709,704
133,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(d)	127,138
802,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(d)	836,476
1,260,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(d)	1,242,062
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(d)	51,732
435,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(d)	445,597
934,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(d)	978,331
3,375,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	3,197,748
1,302,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(d)	1,389,898
875,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(d)	917,338
488,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(d)	478,861
268,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(d)	255,386
1,268,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	1,212,950
172,000	A-	1.898% (SOFR + 1.530%) due 7/23/31(d)	155,572
106,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	96,051
825,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	793,994
690,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	654,242
228,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(d)	223,674
575,000	A-	4.078% (3-Month USD-LIBOR + 1.320%) due 4/23/40(d)	601,351
240,000	A-	5.000% due 1/21/44	280,684
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(d)	787,670
310,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(d)	332,429

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.1% — (continued)
		Subordinated Notes:
$600,000	BBB+	4.200% due 8/26/24	$625,677
1,284,000	BBB+	4.000% due 1/22/25	1,335,345
383,000	BBB+	3.950% due 4/21/25	399,651
30,000	BBB+	7.250% due 10/15/25	34,517
80,000	BBB+	4.450% due 3/3/26	85,357
20,000	BBB+	4.250% due 10/22/26	21,256
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	296,921
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(d)	51,399
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	88,738
74,000	A	3.250% due 5/16/27	76,948
24,000	A	3.400% due 1/29/28	25,207
170,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 1.300% due 6/11/25	164,149
200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 1.700% due 5/12/22	200,184
		Barclays PLC:
		Senior Unsecured Notes:
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	672,754
995,000	BBB	2.667% (1-Year CMT Index + 1.200%) due 3/10/32(d)	933,227
		Subordinated Notes:
200,000	BB+	5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(d)	213,589
213,000	BB+	3.811% (1-Year CMT Index + 1.700%) due 3/10/42(d)	198,375
372,000	A-	BNP Paribas SA, Senior Unsecured Notes, 2.591% (SOFR + 1.228%) due 1/20/28(b)(d)	362,601
		BNP Paribas SA:
		Senior Unsecured Notes:
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(b)(d)	488,882
490,000	A-	2.819% (3-Month USD-LIBOR + 1.111%) due 11/19/25(b)(d)	490,710
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(b)(d)	215,809
750,000	A-	4.400% due 8/14/28(b)	799,431
200,000	A-	2.871% (SOFR + 1.387%) due 4/19/32(b)(d)	190,292
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(b)(d)	206,337
434,000	A	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(b)	426,843
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(d)(e)	228,525
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(d)	179,814
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(d)	121,719
200,000	BBB+	3.070% (SOFR + 1.280%) due 2/24/28(d)	201,968
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(d)	105,305
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	227,666
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	66,900
520,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	493,856
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(d)	150,784
1,535,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(d)	1,517,032
314,000	BBB+	8.125% due 7/15/39	491,121
196,000	BBB+	4.650% due 7/30/45	223,289
70,000	BBB+	4.650% due 7/23/48	81,816
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	935,135
250,000	BBB	5.500% due 9/13/25	272,927
890,000	BBB	4.300% due 11/20/26	948,053
30,000	BBB	6.625% due 6/15/32	37,707
100,000	BBB	6.675% due 9/13/43	137,626
286,000	BBB	5.300% due 5/6/44	337,240

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.1% — (continued)
$30,000	BBB	4.750% due 5/18/46	$33,497
142,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	143,547
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(b)	63,354
990,000	BBB+	Cooperatieve Rabobank UA, Company Guaranteed Notes, 4.375% due 8/4/25	1,039,063
500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(b)(d)	487,437
		Credit Suisse AG, Senior Unsecured Notes:
250,000	A+	2.950% due 4/9/25	253,523
1,025,000	A+	1.250% due 8/7/26	965,827
		Credit Suisse Group AG, Senior Unsecured Notes:
340,000	BBB+	2.593% (SOFR + 1.560%) due 9/11/25(b)(d)	338,696
320,000	BBB+	4.550% due 4/17/26	338,391
835,000	BBB+	2.193% (SOFR + 2.044%) due 6/5/26(b)(d)	811,978
900,000	BBB+	1.305% (SOFR + 0.980%) due 2/2/27(b)(d)	835,064
65,000	BBB+	4.282% due 1/9/28(b)	67,710
250,000	BBB+	4.194% (SOFR + 3.730%) due 4/1/31(b)(d)	259,873
1,101,000	BBB+	3.091% (SOFR + 1.730%) due 5/14/32(b)(d)	1,044,441
		Danske Bank AS, Senior Unsecured Notes:
200,000	BBB+	3.875% due 9/12/23(b)	204,956
1,220,000	BBB+	5.375% due 1/12/24(b)	1,286,462
240,000	BBB+	3.244% (3-Month USD-LIBOR + 1.591%) due 12/20/25(b)(d)	243,131
315,000	A+	1.549% (1-Year CMT Index + 0.730%) due 9/10/27(b)(d)	297,336
		Deutsche Bank AG, Senior Unsecured Notes:
474,000	BBB-	1.447% (SOFR + 1.131%) due 4/1/25(d)	463,184
38,000	BBB-	4.100% due 1/13/26	39,706
846,000	A-	1.686% due 3/19/26	817,592
188,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(d)	181,253
1,201,000	BBB-	2.552% (SOFR + 1.318%) due 1/7/28(d)	1,158,703
645,000	A	DNB Bank ASA, Senior Unsecured Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(b)(d)	614,936
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(d)(e)	9,515
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
565,000	BBB+	3.200% due 2/23/23	572,167
1,120,000	BBB+	1.217% due 12/6/23	1,108,035
88,000	BBB+	0.657% (SOFR + 0.505%) due 9/10/24(d)	85,990
640,000	BBB+	0.925% (SOFR + 0.486%) due 10/21/24(d)	626,816
263,000	BBB+	3.500% due 4/1/25	270,651
437,000	BBB+	3.750% due 5/22/25	452,566
145,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(d)	147,674
163,000	BBB+	0.855% (SOFR + 0.609%) due 2/12/26(d)	155,877
150,000	BBB+	1.676% (3-Month USD-LIBOR + 1.170%) due 5/15/26(d)	151,999
556,000	BBB+	3.500% due 11/16/26	570,237
220,000	BBB+	1.093% (SOFR + 0.789%) due 12/9/26(d)	207,243
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(d)	647,935
1,240,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(d)	1,168,991
795,000	BBB+	2.640% (SOFR + 1.114%) due 2/24/28(d)	785,396
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(d)	644,773
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(d)	1,412,810
520,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	491,953
1,455,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(d)	1,380,590
1,817,000	BBB+	3.102% (SOFR + 1.410%) due 2/24/33(d)	1,788,524
95,000	BBB+	4.017% (3-Month USD-LIBOR + 1.373%) due 10/31/38(d)	100,309
11,000	BBB+	4.411% (3-Month USD-LIBOR + 1.430%) due 4/23/39(d)	11,841
630,000	BBB+	6.250% due 2/1/41	826,119

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.1% — (continued)
$110,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	$102,528
500,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	443,659
100,000	BBB+	4.750% due 10/21/45	113,671
		Subordinated Notes:
600,000	BBB	4.250% due 10/21/25	630,967
460,000	BBB	6.750% due 10/1/37	604,452
290,000	BBB	5.150% due 5/22/45	339,367
		HSBC Holdings PLC:
		Senior Unsecured Notes:
200,000	A-	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(d)	200,109
105,000	A-	4.292% (3-Month USD-LIBOR + 1.348%) due 9/12/26(d)	109,677
715,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(d)	675,016
1,863,000	A-	2.251% (SOFR + 1.100%) due 11/22/27(d)	1,798,503
438,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(d)	468,064
2,070,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(d)	1,935,409
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(d)	433,451
255,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(d)	241,156
190,000	BBB	Subordinated Notes, 6.500% due 9/15/37	242,321
200,000	A-	ING Groep NV, Senior Unsecured Notes, 1.726% (SOFR + 1.005%) due 4/1/27(d)	191,377
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(b)	201,066
200,000	BBB	3.375% due 1/12/23(b)	202,122
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(b)	206,131
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(d)	458,564
430,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(d)	444,077
435,000	A-	0.969% (3-month Term SOFR + 0.580%) due 6/23/25(d)	421,810
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(d)	1,054,415
972,000	A-	2.005% (3-month Term SOFR + 1.585%) due 3/13/26(d)	956,994
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(d)	276,469
644,000	A-	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(d)	674,616
2,037,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(d)	1,950,721
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(d)	340,243
992,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(d)	1,037,471
798,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(d)	771,169
846,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(d)	892,809
40,000	A-	2.069% (SOFR + 1.015%) due 6/1/29(d)	37,953
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(d)	511,648
697,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(d)	754,577
717,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(d)	745,641
194,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(d)	189,929
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(d)	143,582
615,000	A-	2.580% (SOFR + 1.250%) due 4/22/32(d)	587,086
315,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(d)	301,088
1,377,000	A-	2.963% (SOFR + 1.260%) due 1/25/33(d)	1,362,747
146,000	A-	5.600% due 7/15/41	184,605
38,000	A-	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(d)	41,620
199,000	A-	4.032% (3-Month USD-LIBOR + 1.460%) due 7/24/48(d)	210,334
392,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(d)	414,022
49,000	A-	3.897% (3-Month USD-LIBOR + 1.220%) due 1/23/49(d)	51,000
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(d)	46,154

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.1% — (continued)
		Subordinated Notes:
$270,000	BBB+	3.875% due 9/10/24	$280,634
210,000	BBB+	4.250% due 10/1/27	224,988
490,000	BBB+	4.950% due 6/1/45	575,284
189,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.250% due 4/6/27	186,383
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
2,160,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(d)	2,176,416
400,000	BBB+	3.900% due 3/12/24	412,919
273,000	BBB+	3.750% due 1/11/27	283,750
350,000	BBB+	1.627% (1-Year CMT Index + 0.850%) due 5/11/27(d)	332,467
468,000	BBB+	4.375% due 3/22/28	499,986
200,000	BBB+	4.550% due 8/16/28	216,268
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	257,810
		Macquarie Group Ltd., Senior Unsecured Notes:
540,000	BBB+	1.201% (SOFR + 0.694%) due 10/14/25(b)(d)	522,711
540,000	BBB+	1.340% (SOFR + 1.069%) due 1/12/27(b)(d)	511,087
		Mizuho Financial Group Inc., Senior Unsecured Notes:
738,000	A-	2.839% (SOFR + 1.242%) due 7/16/25(d)	745,612
536,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(d)	529,638
200,000	A-	2.201% (SOFR + 1.772%) due 7/10/31(d)	185,336
945,000	A-	1.979% (SOFR + 1.532%) due 9/8/31(d)	861,314
200,000	A-	2.260% (1-Year CMT Index + 0.900%) due 7/9/32(d)	184,562
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(b)	245,217
		NatWest Group PLC, Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	206,214
990,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(d)	1,024,692
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	441,324
33,000	A+	Northern Trust Corp., Senior Unsecured Notes, 3.150% due 5/3/29	34,472
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	260,460
160,000	A	1.150% due 6/10/25	154,134
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	31,535
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(d)	187,560
760,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(d)	737,912
666,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(d)	635,902
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(d)	1,362,975
200,000	BBB	3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(d)	205,560
535,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(b)	558,104
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
96,000	A-	3.544% due 1/17/28	99,914
200,000	A-	3.040% due 7/16/29	199,560
200,000	A-	2.750% due 1/15/30	196,264
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(b)	199,160
96,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	96,612
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	306,980
150,000	A	1.150% due 6/12/25	144,604
290,000	A+	UBS AG, Senior Unsecured Notes, 1.750% due 4/21/22(b)	290,215
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(b)(d)(e)	1,113,544
		Senior Unsecured Notes:
650,000	A-	3.491% due 5/23/23(b)	652,858
200,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(b)(d)	201,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 9.1% — (continued)
$759,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(b)(d)	$716,884
		US Bancorp:
350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	342,708
56,000	A	Subordinated Notes, 3.100% due 4/27/26	57,602
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(d)(e)	52,580
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	278,660
145,000	BBB+	2.406% (SOFR + 1.087%) due 10/30/25(d)	144,618
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(d)	296,357
260,000	BBB+	3.000% due 10/23/26	264,147
3,259,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(d)	3,371,413
916,000	BBB+	4.150% due 1/24/29	977,706
832,000	BBB+	2.879% (SOFR + 1.432%) due 10/30/30(d)	818,146
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(d)	109,392
1,259,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(d)	1,275,773
2,300,000	BBB+	5.013% (SOFR + 4.502%) due 4/4/51(d)	2,832,617
		Subordinated Notes:
169,000	BBB	4.480% due 1/16/24	176,908
230,000	BBB	5.375% due 11/2/43	275,789
110,000	BBB	5.606% due 1/15/44	134,406
280,000	BBB	4.650% due 11/4/44	307,457
450,000	BBB	4.900% due 11/17/45	510,358
40,000	BBB	4.400% due 6/14/46	42,839
160,000	BBB	4.750% due 12/7/46	179,551

		Total Banks	119,859,041

Beverages — 0.6%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	355,595
1,202,000	BBB+	4.700% due 2/1/36	1,340,698
1,390,000	BBB+	4.900% due 2/1/46	1,577,541
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	BBB+	4.000% due 4/13/28	149,400
226,000	BBB+	4.750% due 1/23/29	252,109
260,000	BBB+	3.500% due 6/1/30	271,921
160,000	BBB+	4.350% due 6/1/40	170,394
36,000	BBB+	4.600% due 4/15/48	39,459
43,000	BBB+	4.439% due 10/6/48	45,792
270,000	BBB+	5.550% due 1/23/49	332,336
270,000	BBB+	4.500% due 6/1/50	297,373
2,000	BBB+	4.750% due 4/15/58	2,210
		Bacardi Ltd., Company Guaranteed Notes:
650,000	BBB-	4.450% due 5/15/25(b)	684,623
140,000	BBB-	5.300% due 5/15/48(b)	166,103
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	116,102
160,000	A+	1.450% due 6/1/27	153,642
74,000	A+	2.125% due 9/6/29	72,402
69,000	A+	3.450% due 3/25/30	73,008
10,000	A+	2.500% due 6/1/40	9,062
60,000	A+	2.600% due 6/1/50	52,597
1,060,000	BBB	Constellation Brands Inc., Company Guaranteed Notes, 3.200% due 2/15/23	1,072,165
114,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.200% due 5/1/30	115,233

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.6% — (continued)
		PepsiCo Inc., Senior Unsecured Notes:
$180,000	A+	0.750% due 5/1/23	$178,665
20,000	A+	2.625% due 3/19/27	20,248
150,000	A+	1.625% due 5/1/30	139,994
60,000	A+	2.875% due 10/15/49	56,782
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(b)	354,940

		Total Beverages	8,100,394

Biotechnology — 0.1%
		Amgen Inc., Senior Unsecured Notes:
70,000	A-	3.625% due 5/22/24	72,373
145,000	A-	3.350% due 2/22/32	147,872
92,000	A-	2.800% due 8/15/41	81,100
122,000	A-	4.400% due 5/1/45	129,343
33,000	A-	4.663% due 6/15/51	36,931
295,000	A-	4.200% due 2/22/52	307,727
125,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	102,003
65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	70,370
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	165,264
60,000	BBB+	3.650% due 3/1/26	62,648
218,000	BBB+	4.800% due 4/1/44	247,525
130,000	BBB+	4.750% due 3/1/46	147,243

		Total Biotechnology	1,570,399

Chemicals — 0.3%
80,000	A	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.800% due 5/15/50	71,662
58,000	BBB	Dow Chemical Co., Senior Unsecured Notes, 5.550% due 11/30/48	71,618
479,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	510,963
4,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	4,341
84,000	A-	Ecolab Inc., Senior Unsecured Notes, 2.750% due 8/18/55	72,586
400,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(b)	414,000
841,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 2.300% due 11/1/30(b)	782,140
87,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	88,262
200,000	BBB	MEGlobal Canada ULC, Company Guaranteed Notes, 5.875% due 5/18/30(b)	227,300
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	28,557
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(b)	201,920
200,000	BB+	3.750% due 6/23/31(b)	176,658
200,000	BB+	5.125% due 6/23/51(b)	161,962
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(b)	253,263
260,000	BBB-	2.875% due 5/11/31(b)	235,371
34,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.500% due 6/1/47	37,285
84,000	BBB	Westlake Corp., Senior Unsecured Notes, 3.375% due 8/15/61	69,821

		Total Chemicals	3,407,709

Commercial Services — 0.3%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	116,353
		Global Payments Inc., Senior Unsecured Notes:
522,000	BBB-	3.200% due 8/15/29	515,752
127,000	BBB-	2.900% due 5/15/30	122,267
223,000	B	HealthEquity Inc., Company Guaranteed Notes, 4.500% due 10/1/29(b)	212,541
		IHS Markit Ltd.:
		Company Guaranteed Notes:
584,000	Ba1(c)	5.000% due 11/1/22(b)	594,888

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 0.3% — (continued)
$112,000	Ba1(c)	4.750% due 2/15/25(b)	$119,125
28,000	Ba1(c)	4.000% due 3/1/26(b)	29,772
450,000	Ba1(c)	Senior Unsecured Notes, 4.750% due 8/1/28	508,910
		Moody’s Corp., Senior Unsecured Notes:
39,000	BBB+	3.250% due 1/15/28	40,470
40,000	BBB+	3.750% due 2/25/52	39,797
		PayPal Holdings Inc., Senior Unsecured Notes:
130,000	A-	1.350% due 6/1/23	129,689
140,000	A-	1.650% due 6/1/25	137,354
100,000	A-	2.300% due 6/1/30	95,258
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	310,271
59,000	BBB+	4.000% due 3/18/29	62,891
447,000	BBB+	3.000% due 5/22/30	447,663
20,000	BBB-	United Rentals North America Inc., Secured Notes, 3.875% due 11/15/27	20,370

		Total Commercial Services	3,503,371

Computers — 0.3%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	303,964
290,000	AA+	1.125% due 5/11/25	283,409
280,000	AA+	2.450% due 8/4/26	284,676
550,000	AA+	3.350% due 2/9/27	579,687
360,000	AA+	2.900% due 9/12/27	372,088
55,000	AA+	3.850% due 5/4/43	59,119
38,000	AA+	3.750% due 11/13/47	40,592
19,000	BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 8.350% due 7/15/46	28,816
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A-	3.000% due 5/15/24	696,120
101,000	A-	3.300% due 1/27/27	105,572
100,000	A-	4.250% due 5/15/49	109,754
118,000	A-	3.430% due 2/9/52	114,643
800,000	BBB-	Leidos Inc., Company Guaranteed Notes, 4.375% due 5/15/30	845,384
71,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29	68,464

		Total Computers	3,892,288

Cosmetics/Personal Care — 0.0%
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	30,923
80,000	AA-	3.000% due 3/25/30	83,455

		Total Cosmetics/Personal Care	114,378

Diversified Financial Services — 0.8%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB	4.875% due 1/16/24	290,807
190,000	BBB	3.150% due 2/15/24	191,702
350,000	BBB	3.500% due 1/15/25	355,579
150,000	BBB	4.450% due 4/3/26	156,913
2,180,000	BBB	2.450% due 10/29/26	2,102,716
190,000	BBB	3.000% due 10/29/28	183,757
780,000	BBB	3.300% due 1/30/32	741,228
		Air Lease Corp., Senior Unsecured Notes:
495,000	BBB	3.250% due 3/1/25	498,605
200,000	BBB	3.375% due 7/1/25	202,577
125,000	BBB	2.875% due 1/15/26	124,693

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.8% — (continued)
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
$285,000	BBB-	2.875% due 2/15/25(b)	$282,789
75,000	BBB-	3.250% due 2/15/27(b)	73,709
878,000	BBB-	2.528% due 11/18/27(b)	823,602
119,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.800% due 1/31/28	124,149
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	107,088
255,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.500% due 1/30/26	271,965
		Intercontinental Exchange Inc., Senior Unsecured Notes:
298,000	A-	2.100% due 6/15/30	280,427
480,000	A-	1.850% due 9/15/32	428,525
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(b)	35,400
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/18/17#(f)(g)(h)	—
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(b)	510,315
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	32,600
		Nomura Holdings Inc., Senior Unsecured Notes:
230,000	BBB+	3.103% due 1/16/30	227,122
200,000	BBB+	2.608% due 7/14/31	186,738
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
9,000	BBB-	5.250% due 8/15/22(b)	9,113
60,000	BBB-	5.500% due 2/15/24(b)	62,905
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(b)	110,969
97,000	BBB	3.950% due 3/10/25(b)	100,939
164,000	BBB	4.000% due 7/15/25(b)	170,907
51,000	BBB	1.700% due 6/15/26(b)	49,125
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	253,029
		Synchrony Financial, Senior Unsecured Notes:
6,000	BBB-	4.500% due 7/23/25	6,306
265,000	BBB-	3.700% due 8/4/26	271,166
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(b)	145,023
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	435,429
110,000	AA-	2.050% due 4/15/30	106,655
38,000	AA-	4.150% due 12/14/35	42,810
310,000	AA-	4.300% due 12/14/45	358,897

		Total Diversified Financial Services	10,356,279

Electric — 1.2%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	50,283
82,000	A-	3.450% due 1/15/50	75,336
191,000	A-	3.450% due 5/15/51	173,540
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	510,308
120,000	A-	2.750% due 8/15/51	102,381
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	19,995
64,000	A-	3.700% due 12/1/47	64,879
60,000	A-	3.450% due 10/1/49	57,193
161,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	152,851
90,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(b)	86,485
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	5,948
150,000	A	3.750% due 8/15/47	155,327
130,000	A	3.200% due 9/15/49	122,989
67,000	A	2.900% due 6/15/50	60,364

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.2% — (continued)
		CenterPoint Energy Houston Electric LLC:
$146,000	A	1st Mortgage Notes, 3.350% due 4/1/51	$140,619
15,000	A	General Refiinance Mortgage, 3.950% due 3/1/48	15,866
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	61,685
40,000	A-	3.950% due 4/1/50	41,145
		Consumers Energy Co., 1st Mortgage Notes:
256,000	A	3.500% due 8/1/51	256,052
91,000	A	2.650% due 8/15/52	77,978
		DTE Electric Co., General Refiinance Mortgage:
30,000	A	4.050% due 5/15/48	32,707
250,000	A	3.950% due 3/1/49	265,074
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	23,685
500,000	A	4.250% due 12/15/41	537,543
205,000	A	3.200% due 8/15/49	193,147
500,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 2.550% due 6/15/31	468,494
		Duke Energy Florida LLC, 1st Mortgage Notes:
334,000	A	2.500% due 12/1/29	326,972
504,000	A	1.750% due 6/15/30	464,514
24,000	A	4.200% due 7/15/48	26,123
335,000	A	Duke Energy Ohio Inc., 1st Mortgage Notes, 3.650% due 2/1/29	350,900
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	135,760
162,000	A	4.100% due 5/15/42	170,018
48,000	A	4.100% due 3/15/43	50,385
67,000	A	2.900% due 8/15/51	59,823
		Edison International, Senior Unsecured Notes:
91,000	BBB-	4.950% due 4/15/25	96,010
72,000	BBB-	5.750% due 6/15/27	80,057
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	82,380
		Entergy Louisiana LLC:
		1st Mortgage Notes:
168,000	A	1.600% due 12/15/30	150,458
50,000	A	2.350% due 6/15/32	47,417
60,000	A	2.900% due 3/15/51	53,126
47,000	A	Collateral Trust, 3.050% due 6/1/31	47,110
125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	127,948
		Exelon Corp., Senior Unsecured Notes:
143,000	BBB	5.625% due 6/15/35	169,451
143,000	BBB	4.700% due 4/15/50	162,047
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	56,498
310,000	BB+	4.400% due 7/15/27	320,973
550,000	BB+	7.375% due 11/15/31	688,237
		Florida Power & Light Co., 1st Mortgage Notes:
453,000	A+	3.950% due 3/1/48	487,431
540,000	A+	3.990% due 3/1/49	582,285
30,000	A+	2.875% due 12/4/51	27,199
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	408,642
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(b)	728,658
200,000	Baa3(c)	Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27(b)	198,350
185,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(b)	199,387
		MidAmerican Energy Co., 1st Mortgage Notes:
255,000	A+	3.100% due 5/1/27	263,180

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.2% — (continued)
$100,000	A+	3.650% due 4/15/29	$106,668
100,000	A+	3.150% due 4/15/50	94,258
		Northern States Power Co., 1st Mortgage Notes:
114,000	A	2.900% due 3/1/50	103,307
85,000	A	2.600% due 6/1/51	72,726
50,000	A	3.200% due 4/1/52	47,526
		NRG Energy Inc., Senior Secured Notes:
155,000	BBB-	2.450% due 12/2/27(b)	147,634
122,000	BBB-	4.450% due 6/15/29(b)	127,653
		Ohio Power Co., Senior Unsecured Notes:
29,000	A-	4.000% due 6/1/49	30,144
118,000	A-	2.900% due 10/1/51	100,672
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
168,000	A+	3.700% due 11/15/28	178,071
98,000	A+	3.100% due 9/15/49	90,677
		Pacific Gas & Electric Co., 1st Mortgage Notes:
14,000	BBB-	2.500% due 2/1/31	12,476
171,000	BBB-	4.950% due 7/1/50	169,018
148,000	A	PECO Energy Co., 1st Mortgage Notes, 3.050% due 3/15/51	138,226
560,000	BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(b)	580,083
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	512,791
		Public Service Electric & Gas Co., 1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	23,606
199,000	A	3.200% due 5/15/29	204,517
		Southern California Edison Co., 1st Mortgage Notes:
486,000	A-	3.700% due 8/1/25	504,948
206,000	A-	1.200% due 2/1/26	196,133
97,000	A-	4.200% due 3/1/29	103,111
134,000	A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	124,778
115,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	115,118
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	811,550
		Virginia Electric & Power Co., Senior Unsecured Notes:
33,000	BBB+	6.000% due 1/15/36	41,880
68,000	BBB+	6.000% due 5/15/37	87,692
55,000	BBB+	4.650% due 8/15/43	62,201
94,000	BBB+	4.200% due 5/15/45	101,771
		Vistra Operations Co. LLC, Senior Secured Notes:
92,000	BBB-	3.700% due 1/30/27(b)	91,560
323,000	BBB-	4.300% due 7/15/29(b)	327,475

		Total Electric	15,621,483

Electronics — 0.0%
190,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	177,800
		Honeywell International Inc., Senior Unsecured Notes:
110,000	A	1.350% due 6/1/25	107,703
28,000	A	3.812% due 11/21/47	30,975

		Total Electronics	316,478

Engineering & Construction — 0.0%
182,000	B-	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(b)	182,842

Environmental Control — 0.0%
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	131,360
219,000	BBB+	3.375% due 11/15/27	226,474
98,000	A-	Waste Management Inc., Company Guaranteed Notes, 2.000% due 6/1/29	93,890

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Environmental Control — 0.0% — (continued)
$109,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	$102,896

		Total Environmental Control	554,620

Food — 0.4%
1,150,000	BB	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 3.250% due 3/15/26(b)	1,108,600
200,000	BBB	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.000% due 9/6/49(b)	196,159
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	48,240
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
		Company Guaranteed Notes:
420,000	BB+	3.000% due 2/2/29(b)	397,551
165,000	BB+	3.000% due 5/15/32(b)	145,202
275,000	BB+	Senior Unsecured Notes, 5.500% due 1/15/30(b)	284,423
		Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000	BB+	3.000% due 6/1/26	10,006
40,000	BB+	4.250% due 3/1/31	42,525
10,000	BB+	6.750% due 3/15/32	12,625
40,000	BB+	5.000% due 7/15/35	45,150
30,000	BB+	6.875% due 1/26/39	39,750
10,000	BB+	7.125% due 8/1/39(b)	13,641
10,000	BB+	4.625% due 10/1/39	10,725
445,000	BB+	5.000% due 6/4/42	491,169
150,000	BB+	5.200% due 7/15/45	169,999
678,000	BB+	4.375% due 6/1/46	694,950
80,000	BB+	5.500% due 6/1/50	96,200
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(b)	111,611
350,000	A	3.200% due 4/1/30(b)	361,113
		Mondelez International Inc., Senior Unsecured Notes:
330,000	BBB	1.500% due 5/4/25	321,713
95,000	BBB	2.750% due 4/13/30	93,744
325,000	B+	Post Holdings Inc., Senior Unsecured Notes, 4.500% due 9/15/31(b)	301,392
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	292,691

		Total Food	5,289,179

Forest Products & Paper — 0.1%
200,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.200% due 1/29/30(b)	202,080
65,000	BBB-	Fibria Overseas Finance Ltd., Company Guaranteed Notes, 5.500% due 1/17/27	70,048
45,000	A+	Georgia-Pacific LLC, Senior Unsecured Notes, 0.950% due 5/15/26(b)	42,272
52,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	58,385
		Suzano Austria GmbH, Company Guaranteed Notes:
453,000	BBB-	3.750% due 1/15/31	424,909
370,000	BBB-	3.125% due 1/15/32	328,484

		Total Forest Products & Paper	1,126,178

Gas — 0.1%
82,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	85,364
244,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	220,473
123,000	BBB+	Piedmont Natural Gas Co., Inc., Senior Unsecured Notes, 3.500% due 6/1/29	126,745
250,000	BBB+	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	263,805

		Total Gas	696,387

Healthcare — Products — 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	A+	3.750% due 11/30/26	175,229
70,000	A+	4.750% due 11/30/36	83,005

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Products — 0.1% — (continued)
$150,000	A+	4.900% due 11/30/46	$185,103
645,000	BBB	Alcon Finance Corp., Company Guaranteed Notes, 3.000% due 9/23/29(b)	639,409
24,000	BBB	Boston Scientific Corp., Senior Unsecured Notes, 2.650% due 6/1/30	23,290
170,000	BBB+	Danaher Corp., Senior Unsecured Notes, 2.800% due 12/10/51	150,239
61,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	63,633
13,000	WR(c)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	14,803

		Total Healthcare — Products	1,334,711

Healthcare — Services — 0.9%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	40,560
48,000	BBB	6.625% due 6/15/36	63,784
		Anthem Inc., Senior Unsecured Notes:
1,120,000	A	3.650% due 12/1/27	1,176,565
248,000	A	4.550% due 3/1/48	278,983
33,000	A	4.850% due 8/15/54	38,753
		Centene Corp., Senior Unsecured Notes:
30,000	BBB-	4.625% due 12/15/29	30,950
30,000	BBB-	3.375% due 2/15/30	28,830
1,050,000	BBB-	3.000% due 10/15/30	1,002,483
325,000	BBB-	2.500% due 3/1/31	300,705
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	31,629
		Senior Secured Notes:
205,000	A-	3.347% due 10/1/29	207,172
190,000	A-	2.782% due 10/1/30	185,549
95,000	A-	3.910% due 10/1/50	96,197
355,000	BBB	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(b)	340,430
		HCA Inc., Senior Secured Notes:
193,000	BBB-	5.000% due 3/15/24	203,061
1,059,000	BBB-	5.250% due 4/15/25	1,138,330
152,000	BBB-	5.250% due 6/15/26	164,800
76,000	BBB-	4.500% due 2/15/27	80,663
1,429,000	BBB-	4.125% due 6/15/29	1,499,065
565,000	BBB-	5.500% due 6/15/47	660,918
390,000	BBB-	5.250% due 6/15/49	443,424
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	282,686
201,000	BBB+	4.500% due 4/1/25	213,612
128,000	BBB+	1.350% due 2/3/27	120,881
30,000	BBB+	3.950% due 3/15/27	31,743
70,000	BBB+	4.625% due 12/1/42	78,073
40,000	BBB+	4.950% due 10/1/44	46,481
35,000	BBB+	3.950% due 8/15/49	35,532
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	519,051
564,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(b)	554,624
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(b)	212,154
		UnitedHealth Group Inc., Senior Unsecured Notes:
20,000	A+	2.375% due 10/15/22	20,158
60,000	A+	3.500% due 6/15/23	61,526
70,000	A+	3.750% due 7/15/25	73,502
60,000	A+	1.250% due 1/15/26	58,115
50,000	A+	3.875% due 12/15/28	53,923
50,000	A+	2.000% due 5/15/30	47,238

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.9% — (continued)
$271,000	A+	4.750% due 7/15/45	$321,040
223,000	A+	3.750% due 10/15/47	230,063
40,000	A+	4.250% due 6/15/48	44,617
30,000	A+	4.450% due 12/15/48	34,448
100,000	A+	3.700% due 8/15/49	103,427
20,000	A+	2.900% due 5/15/50	18,303
310,000	A+	3.250% due 5/15/51	300,871
120,000	A+	3.875% due 8/15/59	126,486
20,000	A+	3.125% due 5/15/60	18,059

		Total Healthcare — Services	11,619,464

Home Builders — 0.0%
		DR Horton Inc., Company Guaranteed Notes:
69,000	BBB	2.600% due 10/15/25	69,226
23,000	BBB	1.300% due 10/15/26	21,676
130,000	BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	141,626
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	10,819
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	50,904

		Total Home Builders	294,251

Insurance — 0.5%
		American International Group Inc., Senior Unsecured Notes:
90,000	BBB+	2.500% due 6/30/25	90,509
281,000	BBB+	4.800% due 7/10/45	323,523
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	24,143
799,000	A-	2.800% due 5/15/30	786,540
535,000	A+	Athene Global Funding, Senior Secured Notes, 0.750% (SOFR + 0.700%) due 5/24/24(b)(d)	535,720
350,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.250% due 1/15/49	390,190
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	72,802
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	139,409
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(b)(d)	1,097,696
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	4,240
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
189,000	A-	4.375% due 3/15/29	206,340
268,000	A-	2.250% due 11/15/30	251,458
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	698,244
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.493% (3-Month USD-LIBOR + 2.290%) due 12/15/24(b)(d)	850,400
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(b)	32,702
348,000	AA-	4.900% due 9/15/44(b)	405,860
85,000	AA-	4.270% due 5/15/47(b)	91,905
595,000	AA-	3.300% due 5/15/50(b)	557,585
67,000	BBB	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	65,695

		Total Insurance	6,624,961

Internet — 0.4%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	38,142
70,000	AA+	0.800% due 8/15/27	65,267
80,000	AA+	1.100% due 8/15/30	72,391
140,000	AA+	2.050% due 8/15/50	112,959
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA	0.800% due 6/3/25	183,485

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Internet — 0.4% — (continued)
$240,000	AA	1.200% due 6/3/27	$228,511
130,000	AA	3.150% due 8/22/27	136,087
120,000	AA	1.500% due 6/3/30	111,199
320,000	AA	2.100% due 5/12/31	308,035
430,000	AA	3.875% due 8/22/37	471,355
360,000	AA	2.875% due 5/12/41	345,067
160,000	AA	4.950% due 12/5/44	198,370
100,000	AA	4.050% due 8/22/47	112,233
200,000	AA	2.500% due 6/3/50	172,606
30,000	AA	3.100% due 5/12/51	29,011
40,000	AA	4.250% due 8/22/57	46,386
		Prosus NV, Senior Unsecured Notes:
200,000	BBB	3.680% due 1/21/30(b)	180,422
940,000	BBB	3.061% due 7/13/31(b)	788,633
		Tencent Holdings Ltd., Senior Unsecured Notes:
407,000	A+	2.985% due 1/19/23(b)	410,921
165,000	A+	3.975% due 4/11/29(b)	171,770
870,000	A+	3.680% due 4/22/41(b)	802,779
350,000	A+	3.840% due 4/22/51(b)	319,050
395,000	BB+	Twitter Inc., Senior Unsecured Notes, 3.875% due 12/15/27(b)	388,996

		Total Internet	5,693,675

Investment Companies — 0.1%
		Ares Capital Corp., Senior Unsecured Notes:
131,000	BBB-	4.250% due 3/1/25	134,193
119,000	BBB-	3.250% due 7/15/25	118,002
460,000	BBB-	2.150% due 7/15/26	434,545

		Total Investment Companies	686,740

Iron/Steel — 0.0%
30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	36,574
		Vale Overseas Ltd., Company Guaranteed Notes:
72,000	BBB-	3.750% due 7/8/30	71,348
125,000	BBB-	6.875% due 11/21/36	153,938
55,000	BBB-	6.875% due 11/10/39	68,117

		Total Iron/Steel	329,977

Leisure Time — 0.0%
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(b)	104,905

Lodging — 0.1%
		Las Vegas Sands Corp., Senior Unsecured Notes:
450,000	BB+	3.200% due 8/8/24	444,299
50,000	BB+	2.900% due 6/25/25	48,393
97,000	BBB-	Marriott International Inc., Senior Unsecured Notes, 4.625% due 6/15/30	104,810
		Sands China Ltd., Senior Unsecured Notes:
400,000	BB+	5.125% due 8/8/25	397,920
200,000	BB+	3.800% due 1/8/26	191,556
350,000	BB+	2.300% due 3/8/27(b)	304,500
200,000	BB+	2.850% due 3/8/29(b)	168,480

		Total Lodging	1,659,958

Machinery — Diversified — 0.0%
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	41,402
130,000	A	3.750% due 4/15/50	137,784
80,000	BBB	Otis Worldwide Corp., Senior Unsecured Notes, 2.056% due 4/5/25	79,489

		Total Machinery — Diversified	258,675

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.1%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
$130,000	BB	5.125% due 5/1/27(b)	$131,590
100,000	BB	4.500% due 5/1/32	94,979
700,000	BB	4.500% due 6/1/33(b)	657,283
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
300,000	BBB-	4.908% due 7/23/25	318,496
210,000	BBB-	3.750% due 2/15/28	215,219
260,000	BBB-	4.200% due 3/15/28	272,547
330,000	BBB-	2.300% due 2/1/32	292,720
50,000	BBB-	3.500% due 3/1/42	43,074
951,000	BBB-	6.484% due 10/23/45	1,135,950
836,000	BBB-	5.750% due 4/1/48	925,238
335,000	BBB-	5.125% due 7/1/49	341,878
460,000	BBB-	4.800% due 3/1/50	450,382
140,000	BBB-	4.400% due 12/1/61	124,687
100,000	BBB-	3.950% due 6/30/62	83,608
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	169,218
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	3.950% due 10/15/25	31,687
80,000	A-	3.150% due 3/1/26	82,927
41,000	A-	3.300% due 4/1/27	42,648
780,000	A-	4.150% due 10/15/28	844,941
342,000	A-	2.650% due 2/1/30	338,342
90,000	A-	3.400% due 4/1/30	93,768
200,000	A-	4.250% due 10/15/30	219,561
56,000	A-	7.050% due 3/15/33	75,009
7,000	A-	6.500% due 11/15/35	9,399
50,000	A-	3.900% due 3/1/38	51,693
20,000	A-	3.250% due 11/1/39	19,289
20,000	A-	3.750% due 4/1/40	20,566
27,000	A-	4.750% due 3/1/44	31,164
111,000	A-	3.400% due 7/15/46	106,838
82,000	A-	4.000% due 8/15/47	85,359
272,000	A-	3.969% due 11/1/47	283,165
20,000	A-	4.000% due 3/1/48	20,973
23,000	A-	3.999% due 11/1/49	23,962
520,000	A-	2.800% due 1/15/51	446,207
109,000	A-	2.887% due 11/1/51(b)	94,458
21,000	A-	4.049% due 11/1/52	22,090
439,000	A-	2.937% due 11/1/56(b)	370,537
22,000	A-	2.987% due 11/1/63(b)	18,328
		Cox Communications Inc., Senior Unsecured Notes:
82,000	BBB	3.150% due 8/15/24(b)	83,758
70,000	BBB	3.850% due 2/1/25(b)	72,715
97,000	BBB	3.600% due 6/15/51(b)	89,796
		CSC Holdings LLC, Company Guaranteed Notes:
250,000	BB	6.500% due 2/1/29(b)	253,519
300,000	BB	4.125% due 12/1/30(b)	269,813
125,000	BB	4.500% due 11/15/31(b)	113,925
600,000	CC	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(b)	247,032

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.1% — (continued)
		DISH DBS Corp.:
		Company Guaranteed Notes:
$741,000	B-	5.875% due 7/15/22	$748,284
140,000	B-	7.750% due 7/1/26	141,938
70,000	B-	5.125% due 6/1/29	59,188
60,000	B+	Senior Secured Notes, 5.250% due 12/1/26(b)	58,931
134,000	Baa3(c)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	134,717
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	207,435
240,000	BBB	5.476% due 1/25/39	279,721
		Paramount Global, Senior Unsecured Notes:
10,000	BBB	3.875% due 4/1/24	10,414
255,000	BBB	4.200% due 5/19/32	266,348
141,000	BBB	4.375% due 3/15/43	140,648
425,000	B+	Sinclair Television Group Inc., Senior Secured Notes, 4.125% due 12/1/30(b)	381,047
390,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.125% due 7/1/30(b)	369,242
		Time Warner Cable LLC, Senior Secured Notes:
230,000	BBB-	7.300% due 7/1/38	287,818
100,000	BBB-	5.875% due 11/15/40	111,857
490,000	BBB-	5.500% due 9/1/41	522,137
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	327,732
		Virgin Media Secured Finance PLC, Senior Secured Notes:
225,000	BB-	5.500% due 5/15/29(b)	225,149
525,000	BB-	4.500% due 8/15/30(b)	491,678
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	BBB+	6.200% due 12/15/34	32,189
30,000	BBB+	6.650% due 11/15/37	40,788

		Total Media	14,557,599

Mining — 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(b)	359,872
617,000	BBB	4.750% due 4/10/27(b)	663,989
200,000	BBB	4.000% due 9/11/27(b)	210,187
212,000	BBB	2.250% due 3/17/28(b)	202,225
200,000	BBB	Antofagasta PLC, Senior Unsecured Notes, 2.375% due 10/14/30(b)	179,307
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	46,838
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	87,095
190,000	BBB	5.750% due 5/1/43	236,517
150,000	A	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	180,944
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	3.875% due 3/15/23	10,182
10,000	BB+	4.550% due 11/14/24	10,452
70,000	BB+	5.450% due 3/15/43	80,542
		Glencore Funding LLC, Company Guaranteed Notes:
820,000	BBB+	4.125% due 3/12/24(b)	848,771
210,000	BBB+	4.625% due 4/29/24(b)	219,829
25,000	BBB+	1.625% due 4/27/26(b)	23,812
159,000	BBB+	4.000% due 3/27/27(b)	165,083
308,000	BBB+	2.500% due 9/1/30(b)	283,575
76,000	BBB+	2.850% due 4/27/31(b)	71,425
51,000	BBB+	2.625% due 9/23/31(b)	46,883
		Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes:
200,000	Baa2(c)	4.750% due 5/15/25	204,574
200,000	Baa2(c)	6.530% due 11/15/28(b)	226,092

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mining — 0.4% — (continued)
$860,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	$987,736
		Teck Resources Ltd., Senior Unsecured Notes:
200,000	BBB-	3.900% due 7/15/30	205,020
10,000	BBB-	6.000% due 8/15/40	11,808
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	95,601

		Total Mining	5,658,359

Miscellaneous Manufacturers — 0.2%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	146,739
30,000	A+	3.050% due 4/15/30	30,748
190,000	A+	3.700% due 4/15/50	194,862
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	171,762
655,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	737,062
		General Electric Co., Senior Unsecured Notes:
211,000	BBB+	6.750% due 3/15/32	272,559
1,025,000	BBB+	0.986% (3-Month USD-LIBOR + 0.480%) due 8/15/36(d)	883,495
156,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 3.250% due 6/14/29	159,160
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27	72,545
218,000	BBB	3.900% due 9/17/29	230,049

		Total Miscellaneous Manufacturers	2,898,981

Oil & Gas — 1.8%
		Apache Corp., Senior Unsecured Notes:
150,000	BB+	4.375% due 10/15/28	152,129
60,000	BB+	7.750% due 12/15/29	69,964
20,000	BB+	5.250% due 2/1/42	19,731
30,000	BB+	4.750% due 4/15/43	28,623
60,000	BB+	4.250% due 1/15/44	53,657
90,000	BB+	5.350% due 7/1/49	89,012
		BP Capital Markets America Inc., Company Guaranteed Notes:
30,000	A-	3.790% due 2/6/24	30,993
300,000	A-	3.410% due 2/11/26	311,251
110,000	A-	3.633% due 4/6/30	114,673
190,000	A-	3.001% due 3/17/52	161,148
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	280,252
30,000	A-	3.535% due 11/4/24	31,158
270,000	A-	3.506% due 3/17/25	280,305
48,000	BBB-	Cenovus Energy Inc., Senior Unsecured Notes, 3.750% due 2/15/52	43,260
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	187,369
230,000	AA-	2.954% due 5/16/26	237,599
70,000	AA-	1.995% due 5/11/27	69,097
240,000	AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	258,767
		ConocoPhillips, Company Guaranteed Notes:
80,000	A-	3.750% due 10/1/27(b)	85,483
550,000	A-	4.300% due 8/15/28(b)	607,308
		Continental Resources Inc., Company Guaranteed Notes:
20,000	BB+	4.500% due 4/15/23	20,458
870,000	BB+	3.800% due 6/1/24	888,479
80,000	BB+	2.268% due 11/15/26(b)	76,356
120,000	BB+	5.750% due 1/15/31(b)	133,018
60,000	BB+	4.900% due 6/1/44	60,205

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.8% — (continued)
		Coterra Energy Inc., Senior Unsecured Notes:
$470,000	BBB	3.900% due 5/15/27(b)	$490,452
150,000	BBB	4.375% due 3/15/29(b)	160,610
		Devon Energy Corp., Senior Unsecured Notes:
708,000	BBB-	5.850% due 12/15/25	790,212
32,000	BBB-	5.250% due 10/15/27	33,184
2,000	BBB-	5.875% due 6/15/28	2,136
20,000	BBB-	4.500% due 1/15/30	20,907
460,000	BBB-	5.600% due 7/15/41	537,727
71,000	BBB-	4.750% due 5/15/42	76,451
314,000	BBB-	5.000% due 6/15/45	349,122
		Diamondback Energy Inc., Company Guaranteed Notes:
1,152,000	BBB-	2.875% due 12/1/24	1,167,567
76,000	BBB-	3.250% due 12/1/26	77,733
484,000	BBB-	3.500% due 12/1/29	489,915
606,000	BBB-	3.125% due 3/24/31	591,998
64,000	BBB-	4.400% due 3/24/51	66,184
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	95,084
200,000	BB+	6.875% due 4/29/30	209,560
760,000	BB+	5.875% due 5/28/45	663,222
29,000	BB	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(b)	30,072
		EOG Resources Inc., Senior Unsecured Notes:
14,000	A-	3.150% due 4/1/25	14,393
10,000	A-	4.150% due 1/15/26	10,678
210,000	A-	4.375% due 4/15/30	232,042
260,000	A-	3.900% due 4/1/35	279,362
170,000	A-	4.950% due 4/15/50	206,463
		EQT Corp., Senior Unsecured Notes:
20,000	BB+	3.000% due 10/1/22	20,181
10,000	BB+	6.625% due 2/1/25	10,814
250,000	BB+	3.900% due 10/1/27	252,901
60,000	BB+	5.000% due 1/15/29	63,399
130,000	BB+	3.625% due 5/15/31(b)	126,623
		Exxon Mobil Corp., Senior Unsecured Notes:
20,000	AA-	1.571% due 4/15/23	20,055
430,000	AA-	2.992% due 3/19/25	442,013
380,000	AA-	3.043% due 3/1/26	393,140
180,000	AA-	3.482% due 3/19/30	190,389
70,000	AA-	4.114% due 3/1/46	76,280
110,000	AA-	4.327% due 3/19/50	124,319
100,000	AA-	3.452% due 4/15/51	99,350
200,000	Baa2(c)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	212,750
28,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	35,396
30,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(b)	30,369
		Occidental Petroleum Corp., Senior Unsecured Notes:
200,000	BB+	6.950% due 7/1/24	217,248
760,000	BB+	5.550% due 3/15/26	816,267
90,000	BB+	3.400% due 4/15/26	90,118
140,000	BB+	7.500% due 5/1/31	169,975
75,000	BB+	7.875% due 9/15/31	92,881
233,000	BB+	zero coupon due 10/10/36	125,537
150,000	BB+	4.500% due 7/15/44	141,997

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.8% — (continued)
$90,000	BB+	4.625% due 6/15/45	$86,794
30,000	BB+	4.100% due 2/15/47	27,798
560,000	BB+	4.200% due 3/15/48	524,521
		Pertamina Persero PT, Senior Unsecured Notes:
200,000	Baa2(c)	3.100% due 1/21/30(b)	193,351
200,000	Baa2(c)	3.100% due 8/27/30(b)	192,240
860,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	891,455
		Petroleos Mexicanos, Company Guaranteed Notes:
19,000	BBB	6.625% due 6/15/35	17,238
1,170,000	BBB	6.750% due 9/21/47	971,919
170,000	BBB	6.950% due 1/28/60	141,373
		Petronas Capital Ltd., Company Guaranteed Notes:
200,000	A-	3.500% due 4/21/30(b)	205,170
200,000	A-	2.480% due 1/28/32(b)	187,488
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	28,513
250,000	BBB	2.150% due 1/15/31	230,776
		Qatar Energy, Senior Unsecured Notes:
390,000	AA-	2.250% due 7/12/31(b)	368,066
240,000	AA-	3.125% due 7/12/41(b)	226,215
450,000	AA-	3.300% due 7/12/51(b)	424,547
200,000	BBB-	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27(b)	208,830
		Range Resources Corp., Company Guaranteed Notes:
8,000	BB-	5.875% due 7/1/22	8,015
105,000	B1(c)	5.000% due 3/15/23	106,420
50,000	BB-	4.875% due 5/15/25	50,709
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(b)	413,624
200,000	A1(c)	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.250% due 11/24/30(b)	186,325
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	267,737
300,000	A+	3.875% due 11/13/28	321,718
60,000	A+	2.750% due 4/6/30	59,845
90,000	A+	4.550% due 8/12/43	102,627
220,000	A+	4.375% due 5/11/45	243,628
40,000	A+	4.000% due 5/10/46	42,389
480,000	A+	3.250% due 4/6/50	459,565
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	419,217
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	10,300
20,000	BB+	5.375% due 3/15/30	20,664
50,000	BB+	4.750% due 2/1/32	49,798
		Suncor Energy Inc., Senior Unsecured Notes:
58,000	BBB+	6.800% due 5/15/38	75,931
51,000	BBB+	6.850% due 6/1/39	67,509
425,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	408,021
78,105	B-	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	77,109
131,250	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	128,410

		Total Oil & Gas	23,083,226

Oil & Gas Services — 0.0%
		Halliburton Co., Senior Unsecured Notes:
4,000	BBB+	3.800% due 11/15/25	4,192
20,000	BBB+	4.850% due 11/15/35	22,058
50,000	BBB+	5.000% due 11/15/45	55,579

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas Services — 0.0% — (continued)
		Schlumberger Holdings Corp., Senior Unsecured Notes:
$90,000	A	4.000% due 12/21/25(b)	$94,117
171,000	A	3.900% due 5/17/28(b)	178,289
19,000	B-	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(b)	19,216
62,500	B-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	62,116

		Total Oil & Gas Services	435,567

Packaging & Containers — 0.2%
236,000	BBB	Amcor Flexibles North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	227,348
		Ball Corp., Company Guaranteed Notes:
130,000	BB+	4.000% due 11/15/23	132,912
305,000	BB+	2.875% due 8/15/30	279,293
110,000	BB+	3.125% due 9/15/31	100,971
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26	505,534
510,000	BBB-	4.875% due 7/15/26(b)	517,632
40,000	BBB	Packaging Corp. of America, Senior Unsecured Notes, 3.050% due 10/1/51	34,791
400,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 4.000% due 12/1/27(b)	396,666
20,000	BBB	WestRock RKT LLC, Company Guaranteed Notes, 4.000% due 3/1/23	20,359

		Total Packaging & Containers	2,215,506

Pharmaceuticals — 1.8%
		AbbVie Inc., Senior Unsecured Notes:
680,000	BBB+	2.300% due 11/21/22	684,603
30,000	BBB+	3.750% due 11/14/23	30,965
730,000	BBB+	2.600% due 11/21/24	738,049
260,000	BBB+	3.800% due 3/15/25	270,643
100,000	BBB+	3.600% due 5/14/25	103,424
150,000	BBB+	2.950% due 11/21/26	152,586
880,000	BBB+	3.200% due 11/21/29	892,538
171,000	BBB+	4.550% due 3/15/35	188,384
185,000	BBB+	4.500% due 5/14/35	205,622
546,000	BBB+	4.300% due 5/14/36	597,736
175,000	BBB+	4.050% due 11/21/39	183,586
7,000	BBB+	4.625% due 10/1/42	7,745
489,000	BBB+	4.400% due 11/6/42	525,246
150,000	BBB+	4.750% due 3/15/45	166,107
230,000	BBB+	4.250% due 11/21/49	244,362
255,000	WR(c)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	260,966
330,000	A-	AstraZeneca PLC, Senior Unsecured Notes, 1.375% due 8/6/30	298,092
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(b)	294,476
625,000	BBB	4.375% due 12/15/28(b)	667,464
285,000	BBB	4.625% due 6/25/38(b)	306,604
140,000	BBB	4.400% due 7/15/44(b)	141,538
670,000	BBB	4.875% due 6/25/48(b)	733,590
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	386,764
17,000	BBB	3.734% due 12/15/24	17,605
865,000	BBB	2.823% due 5/20/30	850,324
47,000	BBB	4.685% due 12/15/44	52,438
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22	190,739
60,000	A+	3.550% due 8/15/22	60,684
326,000	A+	2.900% due 7/26/24	334,053
137,000	A+	3.875% due 8/15/25	144,757
240,000	A+	3.200% due 6/15/26	250,338

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.8% — (continued)
$130,000	A+	3.400% due 7/26/29	$137,272
645,000	A+	2.950% due 3/15/32	654,641
46,000	A+	5.000% due 8/15/45	56,294
		Cigna Corp.:
		Company Guaranteed Notes:
216,000	A-	3.750% due 7/15/23	221,767
65,000	A-	3.500% due 6/15/24	66,729
624,000	A-	4.125% due 11/15/25	658,384
244,000	A-	3.400% due 3/1/27	253,439
720,000	A-	4.375% due 10/15/28	781,268
300,000	A-	4.800% due 8/15/38	334,154
		Senior Unsecured Notes:
210,000	A-	3.200% due 3/15/40	193,864
420,000	A-	3.400% due 3/15/51	382,865
		CVS Health Corp., Senior Unsecured Notes:
340,000	BBB	2.750% due 12/1/22	342,584
116,000	BBB	3.875% due 7/20/25	121,428
180,000	BBB	3.000% due 8/15/26	183,435
207,000	BBB	3.625% due 4/1/27	217,237
406,000	BBB	4.300% due 3/25/28	439,125
620,000	BBB	3.750% due 4/1/30	649,733
140,000	BBB	2.125% due 9/15/31	129,426
500,000	BBB	4.875% due 7/20/35	575,985
440,000	BBB	4.780% due 3/25/38	491,740
50,000	BBB	4.125% due 4/1/40	51,508
350,000	BBB	5.125% due 7/20/45	405,478
1,500,000	BBB	5.050% due 3/25/48	1,746,210
30,000	BBB	4.250% due 4/1/50	32,086
127,177	BBB	CVS Pass-Through Trust, Senior Secured Notes, 6.036% due 12/10/28	139,307
402,000	CCC-	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 6.000% due 6/30/28(b)	265,993
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	94,799
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	95,391
400,000	AAA	2.450% due 3/1/26	407,033
210,000	AAA	0.950% due 9/1/27	198,618
110,000	AAA	3.625% due 3/3/37	118,902
380,000	A+	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 12/10/51	338,344
215,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(b)	207,750
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	223,224
160,000	A+	2.625% due 4/1/30	160,275
140,000	A+	1.700% due 5/28/30	130,745
259,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	266,237
407,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	378,462
50,000	BB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	49,942
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
300,000	BB-	2.800% due 7/21/23	294,210
220,000	BB-	7.125% due 1/31/25	231,293
540,000	BB-	3.150% due 10/1/26	490,725
720,000	BB-	5.125% due 5/9/29	691,191
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	170,588

		Total Pharmaceuticals	24,061,709

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.5%
		Cameron LNG LLC, Senior Secured Notes:
$50,000	A	2.902% due 7/15/31(b)	$49,316
703,000	A	3.302% due 1/15/35(b)	693,602
484,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	528,615
		Cheniere Energy Partners LP, Company Guaranteed Notes:
1,000,000	BB+	4.000% due 3/1/31	986,515
200,000	BB+	3.250% due 1/31/32(b)	188,344
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(b)	48,437
38,000	A	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44(b)	41,040
		Energy Transfer LP:
10,000	BBB-	Company Guaranteed Notes, 5.350% due 5/15/45	10,569
170,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(d)(e)	162,987
		Senior Unsecured Notes:
230,000	BBB-	5.875% due 1/15/24	243,456
270,000	BBB-	4.500% due 4/15/24	281,067
625,000	BBB-	5.500% due 6/1/27	690,124
33,000	BBB-	4.950% due 6/15/28	35,560
679,000	BBB-	5.250% due 4/15/29	745,892
80,000	BBB-	8.250% due 11/15/29	103,120
630,000	BBB-	3.750% due 5/15/30	637,196
200,000	BBB-	5.300% due 4/1/44	206,423
300,000	BBB-	5.400% due 10/1/47	321,028
200,000	BBB-	6.000% due 6/15/48	224,426
160,000	BBB-	6.250% due 4/15/49	184,765
943,000	BBB-	5.000% due 5/15/50	980,637
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	51,795
780,000	BBB+	4.150% due 10/16/28	842,166
340,000	BBB+	2.800% due 1/31/30	335,262
200,000	BBB+	4.850% due 3/15/44	218,043
181,000	BBB+	4.200% due 1/31/50	181,786
300,000	BBB+	3.700% due 1/31/51	279,498
165,000	BBB+	3.300% due 2/15/53	144,461
70,000	BBB+	3.950% due 1/31/60	65,681
200,000	Aa2(c)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(b)	186,422
42,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	53,351
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(b)	503,431
290,000	BBB	4.300% due 3/1/28	309,614
240,000	BBB	5.550% due 6/1/45	274,518
10,000	BBB	5.200% due 3/1/48	11,052
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	34,473
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	191,903
550,000	BBB	4.800% due 2/15/29	602,207
150,000	BBB	4.500% due 4/15/38	154,317
260,000	BBB	4.700% due 4/15/48	268,588
150,000	BBB	5.500% due 2/15/49	171,072
		NGPL PipeCo LLC, Senior Unsecured Notes:
190,000	BBB-	4.875% due 8/15/27(b)	205,513
277,000	BBB-	3.250% due 7/15/31(b)	266,134
		Northern Natural Gas Co., Senior Unsecured Notes:
94,000	A	4.300% due 1/15/49(b)	99,407
50,000	A	3.400% due 10/16/51(b)	45,489
426,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	449,473

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.5% — (continued)
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
$300,000	BB+	4.950% due 7/15/29(b)	$290,751
280,000	BB+	6.875% due 4/15/40(b)	286,037
287,879	CCC-	Ruby Pipeline LLC, Senior Unsecured Notes, 8.000% due 4/1/22(b)(g)	249,258
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
110,000	BBB-	5.625% due 3/1/25	118,830
135,000	BBB-	5.000% due 3/15/27	146,696
600,000	BBB-	4.200% due 3/15/28	632,131
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	342,538
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
20,000	BBB-	5.875% due 4/15/26	20,672
20,000	BBB-	5.375% due 2/1/27	20,576
50,000	BBB-	6.500% due 7/15/27	53,066
40,000	BBB-	5.000% due 1/15/28	41,352
20,000	BBB-	6.875% due 1/15/29	21,797
50,000	BBB-	5.500% due 3/1/30	53,099
10,000	BBB-	4.875% due 2/1/31	10,316
40,000	BBB-	4.000% due 1/15/32	39,561
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	537,492
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(b)	30,182
244,000	BBB+	3.500% due 1/15/28(b)	250,194
221,000	BBB+	4.150% due 1/15/48(b)	227,099
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,178,000	BBB	7.850% due 2/1/26	1,389,996
650,000	BBB	4.000% due 3/15/28	687,238
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BBB-	1.844% (1.850% — 3-Month USD-LIBOR) due 1/13/23(i)	49,816
140,000	BBB-	3.600% due 2/1/25	140,778
40,000	BBB-	4.500% due 3/1/28	41,611
430,000	BBB-	4.550% due 2/1/30	442,977
90,000	BBB-	5.500% due 8/15/48	92,430
90,000	BBB-	5.750% due 2/1/50	91,709
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	64,358
260,000	BBB	7.750% due 6/15/31	340,633
116,000	BBB	8.750% due 3/15/32	162,771

		Total Pipelines	20,184,739

Real Estate Investment Trusts (REITs) — 0.9%
71,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.950% due 3/15/34	69,434
625,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.625% due 11/15/27	648,943
		American Tower Corp., Senior Unsecured Notes:
31,000	BBB-	2.950% due 1/15/25	31,367
197,000	BBB-	1.500% due 1/31/28	180,402
111,000	BBB-	3.950% due 3/15/29	115,234
134,000	BBB-	3.800% due 8/15/29	138,828
208,000	BBB-	2.100% due 6/15/30	188,464
101,000	BBB-	2.300% due 9/15/31	91,812
271,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	276,961

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.9% — (continued)
		Crown Castle International Corp., Senior Unsecured Notes:
$116,000	BBB-	3.700% due 6/15/26	$120,473
267,000	BBB-	3.800% due 2/15/28	278,173
150,000	BBB-	3.100% due 11/15/29	147,510
255,000	BBB-	2.250% due 1/15/31	232,915
144,000	BBB-	2.500% due 7/15/31	133,845
74,000	BBB-	4.150% due 7/1/50	74,216
		CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes:
610,000	BBB-	3.450% due 11/15/29	642,449
45,000	BBB-	2.150% due 11/1/30	43,757
		Duke Realty LP, Senior Unsecured Notes:
392,000	BBB+	2.875% due 11/15/29	390,639
139,000	BBB+	1.750% due 7/1/30	126,803
		Equinix Inc., Senior Unsecured Notes:
427,000	BBB	2.000% due 5/15/28	402,458
118,000	BBB	3.200% due 11/18/29	116,552
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
705,000	BBB-	5.250% due 6/1/25	743,683
560,000	BBB-	5.375% due 4/15/26	599,911
220,000	BBB-	5.300% due 1/15/29	239,537
467,000	BBB-	4.000% due 1/15/30	467,788
355,000	BBB-	3.250% due 1/15/32	333,748
475,000	BBB	Healthcare Realty Trust Inc., Senior Unsecured Notes, 3.625% due 1/15/28	489,936
350,000	BBB	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	347,096
31,000	BBB+	Healthpeak Properties Inc., Senior Unsecured Notes, 3.400% due 2/1/25	31,982
545,000	BBB-	Hudson Pacific Properties LP, Company Guaranteed Notes, 4.650% due 4/1/29	593,083
70,000	BBB-	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	66,260
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	371,348
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	166,106
		National Retail Properties Inc., Senior Unsecured Notes:
314,000	BBB+	3.100% due 4/15/50	275,355
150,000	BBB+	3.500% due 4/15/51	140,247
67,000	A-	Prologis LP, Senior Unsecured Notes, 3.000% due 4/15/50	61,785
144,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.250% due 1/15/31	146,134
485,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 3.125% due 2/1/29	451,084
800,000	BBB-	SL Green Operating Partnership LP, Company Guaranteed Notes, 3.250% due 10/15/22	807,812
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	412,282
690,000	BB	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 3.750% due 2/15/27(b)	685,988

		Total Real Estate Investment Trusts (REITs)	11,882,400

Retail — 0.3%
		Alimentation Couche-Tard Inc., Company Guaranteed Notes:
250,000	BBB	3.550% due 7/26/27(b)	259,364
76,000	BBB	3.439% due 5/13/41(b)	70,918
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	250,375
160,000	A+	1.600% due 4/20/30	148,570
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	212,398
70,000	A	3.300% due 4/15/40	69,863
37,000	A	4.250% due 4/1/46	40,776
20,000	A	3.900% due 6/15/47	21,232
210,000	A	3.350% due 4/15/50	205,292

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.3% — (continued)
		Lowe’s Cos., Inc., Senior Unsecured Notes:
$251,000	BBB+	3.650% due 4/5/29	$263,251
70,000	BBB+	4.500% due 4/15/30	77,294
74,000	BBB+	2.800% due 9/15/41	65,320
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	41,204
30,000	BBB+	1.450% due 9/1/25	29,311
140,000	BBB+	3.700% due 1/30/26	147,585
30,000	BBB+	3.500% due 3/1/27	31,384
60,000	BBB+	3.500% due 7/1/27	62,973
340,000	BBB+	3.800% due 4/1/28	361,096
190,000	BBB+	2.125% due 3/1/30	180,083
100,000	BBB+	3.600% due 7/1/30	105,017
155,000	BBB+	4.875% due 12/9/45	175,683
20,000	BBB+	3.625% due 9/1/49	19,628
400,000	BBB+	4.200% due 4/1/50	427,462
360,000	CCC+	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(b)	315,671
280,000	BBB+	Starbucks Corp., Senior Unsecured Notes, 2.250% due 3/12/30	264,682
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	120,872
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	85,832
40,000	AA	1.800% due 9/22/31	37,601

		Total Retail	4,090,737

Savings & Loans — 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
900,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(d)	915,040
500,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(b)(d)	514,666

		Total Savings & Loans	1,429,706

Semiconductors — 0.6%
32,000	A	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	36,807
245,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	255,476
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	87,418
469,000	BBB-	4.750% due 4/15/29	510,083
689,000	BBB-	5.000% due 4/15/30	761,515
254,000	BBB-	4.150% due 11/15/30	266,663
98,000	BBB-	2.450% due 2/15/31(b)	90,550
120,000	BBB-	4.300% due 11/15/32	126,538
		Senior Unsecured Notes:
200,000	BBB-	3.469% due 4/15/34(b)	193,174
650,000	BBB-	3.137% due 11/15/35(b)	602,436
10,000	BBB-	3.187% due 11/15/36(b)	9,293
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	73,418
90,000	A+	1.600% due 8/12/28	85,450
54,000	A+	3.734% due 12/8/47	54,427
110,000	A+	4.750% due 3/25/50	130,338
569,000	A+	3.050% due 8/12/51	516,488
220,000	A+	3.200% due 8/12/61	194,037
		KLA Corp., Senior Unsecured Notes:
383,000	BBB+	4.100% due 3/15/29	413,504
159,000	BBB+	3.300% due 3/1/50	150,157

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.6% — (continued)
		Lam Research Corp., Senior Unsecured Notes:
$38,000	A-	3.750% due 3/15/26	$40,255
49,000	A-	4.875% due 3/15/49	59,192
125,000	A-	2.875% due 6/15/50	111,456
		NVIDIA Corp., Senior Unsecured Notes:
320,000	A-	1.550% due 6/15/28	302,220
120,000	A-	3.500% due 4/1/40	123,199
440,000	A-	3.500% due 4/1/50	453,003
160,000	A-	3.700% due 4/1/60	167,036
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25(b)	90,582
859,000	BBB	4.300% due 6/18/29(b)	916,054
300,000	BBB	3.400% due 5/1/30(b)	303,010
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A	4.650% due 5/20/35	34,779
137,000	A	4.300% due 5/20/47	154,675
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	84,501

		Total Semiconductors	7,397,734

Shipbuilding — 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
185,000	BBB-	3.483% due 12/1/27	190,213
223,000	BBB-	2.043% due 8/16/28(b)	210,367

		Total Shipbuilding	400,580

Software — 0.9%
144,000	A-	Activision Blizzard Inc., Senior Unsecured Notes, 2.500% due 9/15/50	121,008
		Autodesk Inc., Senior Unsecured Notes:
59,000	BBB	4.375% due 6/15/25	62,474
190,000	BBB	2.850% due 1/15/30	185,635
232,000	BBB	Citrix Systems Inc., Senior Unsecured Notes, 3.300% due 3/1/30	233,760
476,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	434,749
142,000	BBB	Fidelity National Information Services Inc., Senior Unsecured Notes, 3.100% due 3/1/41	127,976
439,000	BBB	Fiserv Inc., Senior Unsecured Notes, 3.500% due 7/1/29	445,910
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	276,820
70,000	AAA	2.700% due 2/12/25	72,129
1,030,000	AAA	2.400% due 8/8/26	1,047,935
670,000	AAA	3.300% due 2/6/27	709,232
5,000	AAA	3.450% due 8/8/36	5,368
7,000	AAA	2.525% due 6/1/50	6,279
18,000	AAA	2.921% due 3/17/52	17,162
8,000	AAA	2.675% due 6/1/60	7,036
42,000	AAA	3.041% due 3/17/62	39,544
1,471,000	BB+	MSCI Inc., Company Guaranteed Notes, 3.875% due 2/15/31(b)	1,466,587
		Oracle Corp., Senior Unsecured Notes:
570,000	BBB+	1.650% due 3/25/26	546,818
762,000	BBB+	2.800% due 4/1/27	758,834
235,000	BBB+	3.250% due 11/15/27	238,128
520,000	BBB+	2.300% due 3/25/28	496,320
785,000	BBB+	2.875% due 3/25/31	750,104
411,000	BBB+	4.300% due 7/8/34	424,814
506,000	BBB+	3.900% due 5/15/35	496,331
267,000	BBB+	3.850% due 7/15/36	256,871
444,000	BBB+	3.800% due 11/15/37	422,445

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Software — 0.9% — (continued)
$214,000	BBB+	3.600% due 4/1/40	$193,647
532,000	BBB+	5.375% due 7/15/40	585,360
570,000	BBB+	3.650% due 3/25/41	516,582
95,000	BBB+	4.000% due 11/15/47	86,669
122,000	BBB+	3.950% due 3/25/51	111,825
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A+	3.250% due 4/11/23	132,755
450,000	A+	3.700% due 4/11/28	480,789
50,000	A+	3.050% due 7/15/61	45,146
		VMware Inc., Senior Unsecured Notes:
247,000	BBB-	1.800% due 8/15/28	228,841
162,000	BBB-	4.700% due 5/15/30	177,996

		Total Software	12,209,879

Telecommunications — 3.0%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon due 11/27/22(b)	990,647
20,000	BBB	4.250% due 3/1/27	21,573
472,000	BBB	2.300% due 6/1/27	466,151
170,000	BBB	1.650% due 2/1/28	160,579
306,000	BBB	4.100% due 2/15/28	328,919
184,000	BBB	4.350% due 3/1/29	200,180
660,000	BBB	4.300% due 2/15/30	719,306
1,660,000	BBB	2.550% due 12/1/33	1,540,493
404,000	BBB	4.500% due 5/15/35	442,911
47,000	BBB	5.250% due 3/1/37	55,201
50,000	BBB	5.350% due 9/1/40	59,618
80,000	BBB	5.550% due 8/15/41	96,851
30,000	BBB	4.900% due 6/15/42	33,804
70,000	BBB	3.100% due 2/1/43	62,444
73,000	BBB	4.350% due 6/15/45	75,621
820,000	BBB	4.750% due 5/15/46	909,050
238,000	BBB	4.500% due 3/9/48	254,820
422,000	BBB	5.150% due 2/15/50	491,055
167,000	BBB	3.650% due 6/1/51	157,461
40,000	BBB	3.300% due 2/1/52	35,490
50,000	BBB	3.500% due 9/15/53	45,715
503,000	BBB	3.550% due 9/15/55	454,850
1,115,000	BBB	3.800% due 12/1/57	1,047,994
246,000	BBB	3.650% due 9/15/59	222,886
50,000	BBB	3.850% due 6/1/60	46,522
305,000	BBB	3.500% due 2/1/61	268,524
200,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 3.250% due 6/3/31(b)	189,273
340,000	B	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(b)	317,602
25,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	26,118
160,000	B+	Frontier Communications Holdings LLC, Senior Secured Notes, 5.000% due 5/1/28(b)	155,560
		Intelsat Jackson Holdings SA:
974,000	B3(c)	Senior Secured Notes, 6.500% due 3/15/30(b)(f)(g)	991,045
		Senior Unsecured Notes:
400,000	WR (c)	5.500% due 8/1/23(h)	—
184,000	WR (c)	8.500% due 10/15/24(b)(h)	—
605,000	WR (c)	9.750% due 7/15/25(b)(h)	—
		Level 3 Financing Inc.:
880,000	BB	Company Guaranteed Notes, 3.625% due 1/15/29(b)	772,224

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 3.0% — (continued)
		Senior Secured Notes:
$586,000	BBB-	3.400% due 3/1/27(b)	$572,692
1,185,000	BBB-	3.875% due 11/15/29(b)	1,133,796
430,000	BB-	Lumen Technologies Inc., Senior Unsecured Notes, 5.375% due 6/15/29(b)	373,889
		Motorola Solutions Inc., Senior Unsecured Notes:
186,000	BBB-	4.600% due 2/23/28	201,978
341,000	BBB-	4.600% due 5/23/29	368,324
253,000	BBB-	2.300% due 11/15/30	232,713
172,000	BBB-	2.750% due 5/24/31	162,340
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	165,935
2,236,000	BB+	Sprint Communications Inc., Company Guaranteed Notes, 6.000% due 11/15/22	2,301,246
573,000	BB+	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	616,333
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,141,563	A2(c)	4.738% due 3/20/25(b)	1,176,653
1,140,000	A2(c)	5.152% due 3/20/28(b)	1,227,738
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	349,301
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
1,070,000	BB+	2.250% due 2/15/26	1,033,775
192,000	BB+	4.750% due 2/1/28	198,427
110,000	BB+	2.625% due 2/15/29	103,350
80,000	BB+	2.875% due 2/15/31	75,182
2,100,000	BB+	3.500% due 4/15/31	2,063,932
		Senior Secured Notes:
360,000	BBB-	3.500% due 4/15/25	370,505
1,910,000	BBB-	3.750% due 4/15/27	1,987,335
555,000	BBB-	3.875% due 4/15/30	574,221
900,000	BBB-	2.550% due 2/15/31	841,921
290,000	BBB-	2.250% due 11/15/31	262,759
330,000	BBB-	2.700% due 3/15/32(b)	310,503
450,000	BBB-	4.375% due 4/15/40	465,233
60,000	BBB-	3.000% due 2/15/41	51,960
10,000	BBB-	3.300% due 2/15/51	8,626
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	221,322
223,000	BBB+	4.125% due 3/16/27	238,763
129,000	BBB+	3.000% due 3/22/27	131,574
360,000	BBB+	2.100% due 3/22/28	348,395
986,000	BBB+	4.329% due 9/21/28	1,076,018
362,000	BBB+	3.875% due 2/8/29	384,728
234,000	BBB+	4.016% due 12/3/29	251,392
1,495,000	BBB+	3.150% due 3/22/30	1,516,300
177,000	BBB+	1.500% due 9/18/30	158,140
138,000	BBB+	1.680% due 10/30/30	124,060
140,000	BBB+	1.750% due 1/20/31	126,107
1,225,000	BBB+	2.550% due 3/21/31	1,176,636
1,025,000	BBB+	2.355% due 3/15/32(b)	957,565
630,000	BBB+	4.500% due 8/10/33	700,758
140,000	BBB+	4.400% due 11/1/34	154,510
71,000	BBB+	5.850% due 9/15/35	89,072
150,000	BBB+	5.250% due 3/16/37	180,685
310,000	BBB+	2.650% due 11/20/40	268,701
100,000	BBB+	4.125% due 8/15/46	104,273
291,000	BBB+	4.862% due 8/21/46	347,895

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 3.0% — (continued)
$20,000	BBB+	5.500% due 3/16/47	$25,808
50,000	BBB+	4.000% due 3/22/50	52,006
430,000	BBB+	2.875% due 11/20/50	367,247
37,000	BBB+	3.550% due 3/22/51	35,758
114,000	BBB+	2.987% due 10/30/56	97,122
184,000	BBB+	3.000% due 11/20/60	152,774
450,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.250% due 1/31/31(b)	414,670
		Vodafone Group PLC, Senior Unsecured Notes:
19,000	BBB	4.125% due 5/30/25	19,989
190,000	BBB	4.375% due 5/30/28	205,951
116,000	BBB	5.250% due 5/30/48	134,709
1,035,000	BBB	4.875% due 6/19/49	1,148,766

		Total Telecommunications	40,082,848

Transportation — 0.4%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	386,755
40,000	AA-	2.875% due 6/15/52	35,733
		Canadian Pacific Railway Co., Company Guaranteed Notes:
20,000	BBB+	3.000% due 12/2/41	18,541
220,000	BBB+	3.100% due 12/2/51	199,297
600,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(b)	589,248
		CSX Corp., Senior Unsecured Notes:
82,000	BBB+	2.600% due 11/1/26	83,307
114,000	BBB+	3.250% due 6/1/27	118,217
56,000	BBB+	4.100% due 3/15/44	59,362
31,000	BBB+	3.350% due 9/15/49	29,757
60,000	BBB+	2.500% due 5/15/51	49,397
		FedEx Corp., Company Guaranteed Notes:
352,000	BBB	4.250% due 5/15/30	382,192
91,000	BBB	4.900% due 1/15/34	104,452
		Norfolk Southern Corp., Senior Unsecured Notes:
282,000	BBB+	2.550% due 11/1/29	278,447
33,000	BBB+	4.800% due 8/15/43	36,071
		Ryder System Inc., Senior Unsecured Notes:
69,000	BBB	2.500% due 9/1/24	69,327
410,000	BBB	4.625% due 6/1/25	436,004
161,000	BBB	2.900% due 12/1/26	162,717
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	64,226
50,000	A-	3.750% due 7/15/25	52,516
60,000	A-	2.150% due 2/5/27	59,368
651,000	A-	2.891% due 4/6/36	630,401
35,000	A-	4.300% due 3/1/49	39,055
234,000	A-	3.250% due 2/5/50	224,588
300,000	A-	3.839% due 3/20/60	308,038
160,000	A-	3.750% due 2/5/70	159,531

		Total Transportation	4,576,547

		TOTAL CORPORATE BONDS & NOTES (Cost — $413,953,730)	409,585,301

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

MORTGAGE-BACKED SECURITIES — 22.8%

FHLMC — 3.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$454,701	4.500% due 4/1/29 — 12/1/48	$481,621
255,680	5.500% due 1/1/30 — 2/1/40	284,401
4,358,794	3.000% due 3/1/31 — 1/1/52	4,467,805
7,082,404	2.500% due 11/1/31 — 2/1/52	7,029,137
13,165,715	3.500% due 4/1/33 — 5/1/50	13,782,247
616,120	5.000% due 12/1/34 — 11/1/48	676,927
15,338,018	2.000% due 3/1/36 — 2/1/52	14,834,900
26,062	6.000% due 5/1/38 — 6/1/39	29,623
7,619	7.000% due 3/1/39	8,803
77,169	6.500% due 9/1/39	85,936
6,425,174	4.000% due 9/1/40 — 3/1/50	6,868,497
114,629	2.100% (5-Year CMT Index + 1.285%) due 3/1/47(d)	115,757
232,719	2.873% (1-Year USD-LIBOR + 1.619%) due 11/1/47(d)	238,840
649,994	3.013% (1-Year USD-LIBOR + 1.628%) due 11/1/48(d)	664,808
156,784	3.092% (1-Year USD-LIBOR + 1.623%) due 2/1/50(d)	160,287
1,612,953	1.500% due 11/1/50	1,496,389

	Total FHLMC	51,225,978

FNMA — 15.4%
	Federal National Mortgage Association (FNMA):
37,625,000	2.000% due 3/1/37 — 4/1/52(j)	36,199,076
944,475	5.000% due 6/1/22 — 9/1/49	1,040,927
844,305	5.500% due 3/1/23 — 9/1/56	945,859
5,320,931	4.500% due 3/1/24 — 8/1/58	5,720,650
6,140,088	4.000% due 4/1/24 — 6/1/57	6,513,478
11,885,946	3.500% due 11/1/25 — 2/1/50	12,386,707
24,666,076	2.500% due 11/1/27 — 3/1/52	24,491,087
22,909,559	3.000% due 12/1/27 — 3/1/52	23,383,844
1,142,981	3.640% due 3/1/28	1,241,541
77,134	3.160% due 5/1/29	81,714
400,000	2.790% due 8/1/29	416,875
91,384	1.789% (1-Year USD-LIBOR + 1.539%) due 3/1/34(d)	91,948
224,817	6.000% due 8/1/34 — 7/1/41	249,210
308,992	3.360% due 7/1/35	327,023
14,223	1.912% (1-Year Treasury Average Rate + 1.854%) due 10/1/35(d)	14,858
4,436	1.876% (1-Year Treasury Average Rate + 1.789%) due 11/1/35(d)	4,624
11,347	2.004% (1-Year Treasury Average Rate + 1.924%) due 11/1/35(d)	11,875
4,248,582	1.500% due 12/1/35 — 8/1/51	4,091,101
3,265,000	1.500% due 4/1/36 — 3/1/37(j)	3,175,513
29,672,852	2.000% due 7/1/36 — 2/1/52	28,610,861
20,376	7.000% due 4/1/37	22,585
40,627	1.515% (1-Year USD-LIBOR + 1.265%) due 5/1/37(d)	40,745
139,147	6.500% due 9/1/37 — 5/1/40	157,589
39,450,000	2.500% due 3/1/52 — 4/1/52(j)	38,871,116
14,750,000	3.000% due 3/1/52 — 4/1/52(j)	14,881,304
600,000	3.500% due 3/1/52(j)	618,023

	Total FNMA	203,590,133

GNMA — 3.5%
	Government National Mortgage Association (GNMA):
15,954	6.000% due 12/15/33 — 6/15/37	17,524
298,830	5.000% due 10/15/34 — 9/15/40	334,857
24,782	5.500% due 5/15/37 — 6/15/38	27,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

GNMA — 3.5% — (continued)
$36,314		6.500% due 1/15/38 — 10/15/38	$41,092
55,850		4.500% due 3/15/41	61,969
411,132		4.000% due 6/15/41 — 11/15/45	446,482
210,743		3.000% due 9/15/42 — 10/15/42	218,342
139,375		3.500% due 6/15/48 — 5/15/50	146,736
		Government National Mortgage Association II (GNMA):
49,717		6.000% due 7/20/37 — 11/20/40	56,531
2,380,751		4.500% due 1/20/40 — 12/20/50	2,532,755
359,245		5.000% due 7/20/40 — 10/20/48	392,145
3,350,223		4.000% due 11/20/40 — 4/20/50	3,542,681
7,863,497		3.000% due 1/20/43 — 12/20/51	8,029,185
6,689,382		3.500% due 6/20/43 — 2/20/51	6,979,271
6,033,530		2.500% due 9/20/50 — 1/20/52	6,041,226
5,725,000		2.500% due 3/20/52(j)	5,721,237
6,457,373		2.000% due 12/20/50 — 12/20/51	6,333,518
4,000,000		2.000% due 3/20/52(j)	3,912,214
300,000		3.000% due 3/20/52(j)	304,947
400,000		3.500% due 3/20/52(j)	412,766

		Total GNMA	45,553,447

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $304,143,810)	300,369,558

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1%
801,903	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.407% (1-Month USD-LIBOR + 0.220%) due 2/25/37(d)	796,454
74,923	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.837% (1-Month USD-LIBOR + 0.650%) due 6/25/29(d)	60,393
1,100,000	Aaa(c)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 1.434% (3-Month USD-LIBOR + 1.180%) due 10/20/34(b)(d)	1,094,015
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 1.638% (3-Month USD-LIBOR + 1.390%) due 1/19/33(b)(d)	1,000,516
791,585	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 0.807% (1-Month USD-LIBOR + 0.620%) due 11/25/35(d)	760,543
673,200	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/5/49(b)	674,141
210,000	Baa2(c)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(b)	212,846
890,000	Aaa(c)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 1.541% (1-Month USD-LIBOR + 1.350%) due 11/15/36(b)(d)	887,082
		Asset-Backed Securities Corp. Home Equity Loan Trust:
530,917	BB	Series 2007-HE1, Class A1B, 0.337% (1-Month USD-LIBOR + 0.150%) due 12/25/36(d)	517,929
640,555	CCC	Series 2007-HE1, Class A4, 0.327% (1-Month USD-LIBOR + 0.140%) due 12/25/36(d)	629,625
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 1.296% (3-Month USD-LIBOR + 1.170%) due 10/20/34(b)(d)	290,205
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(b)	481,672
420,000	AAA(k)	Series 2018-PARK, Class A, 4.091% due 8/10/38(b)(d)	451,258
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(b)	818,291
25,186	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.451% due 7/25/34(d)	25,627
500,000	Aaa(c)	Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.919% due 8/15/52	501,714
393,358	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 1.054% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(d)	393,245
570,000	AAA	BBCMS Mortgage Trust, Series 2020-C6, Class A4, 2.639% due 2/15/53	560,959
113,191	WD(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.136% due 5/25/47(d)	111,880
53,828	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 2.591% due 5/25/35(d)	54,136

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
$293,045	D	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(d)	$291,962
		Benchmark Mortgage Trust:
256,264	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	258,310
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	349,458
2,194,409	Aa1(c)	Series 2021-B28, Class XA, 1.290% due 8/15/54(d)(l)	200,239
460,000	AAA	Series 2021-B31, Class A5, 2.669% due 12/15/54	450,950
660,000	NR	Series 2022-B33, Class A5, 3.458% due 3/15/55	675,080
1,333,000	AAA(k)	BFLD, Series 2019-DPLO, Class A, 1.281% (1-Month USD-LIBOR + 1.090%) due 10/15/34(b)(d)	1,320,873
775,000	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 1.234% (3-Month USD-LIBOR + 0.980%) due 7/20/29(b)(d)	771,578
500,000	AAA	Buttermilk Park CLO Ltd., Series 2018-1A, Class A1, 1.341% (3-Month USD-LIBOR + 1.100%) due 10/15/31(b)(d)	497,221
		BX Commercial Mortgage Trust:
504,000	NR	Series 2018-IND, Class G, 2.241% (1-Month USD-LIBOR + 2.050%) due 11/15/35(b)(d)	500,936
940,000	AAA	Series 2019-IMC, Class A, 1.191% (1-Month USD-LIBOR + 1.000%) due 4/15/34(b)(d)	930,175
890,000	Aaa(c)	Series 2021-CIP, Class A, 1.112% (1-Month USD-LIBOR + 0.921%) due 12/15/38(b)(d)	875,693
300,000	A3(c)	Series 2021-XL2, Class D, 1.588% (1-Month USD-LIBOR + 1.397%) due 10/15/38(b)(d)	293,463
220,000	BBB-	BX Trust, Series 2021-ARIA, Class D, 2.086% (1-Month USD-LIBOR + 1.895%) due 10/15/36(b)(d)	214,230
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	945,998
1,985,806	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.271% due 5/10/50(d)(l)	90,491
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(b)	551,166
43,306	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.548% due 2/25/37(d)	44,006
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
273,736	BBB	Series 2004-2A, Class A1, 0.457% (1-Month USD-LIBOR + 0.270%) due 5/25/35(b)(d)	273,929
1,174,218	CCC	Series 2004-2A, Class B1, 0.646% due 5/25/35(b)(d)	1,035,300
		CIM Trust:
458,882	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(b)(d)	458,204
479,850	NR	Series 2018-R6, Class A1, 1.182% (1-Month USD-LIBOR + 1.076%) due 9/25/58(b)(d)	474,930
1,114,256	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(b)(d)	1,096,343
614,930	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(b)(d)	595,295
1,265,664	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(b)(d)	1,226,290
1,350,515	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(b)(d)	1,327,831
1,562,518	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(b)(d)	1,534,628
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(b)	141,252
575,000	Aaa(c)	Series 2015-P1, Class A5, 3.717% due 9/15/48	594,602
285,000	Aa3(c)	Series 2016-C2, Class B, 3.176% due 8/10/49	279,066
740,000	Aaa(c)	Series 2016-C3, Class A3, 2.896% due 11/15/49	744,955
917,963	Aaa(c)	Series 2016-GC37, Class A3, 3.050% due 4/10/49	917,049
500,000	Aaa(c)	Series 2016-P5, Class A4, 2.941% due 10/10/49	505,425
354,998	Aaa(c)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	364,180
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 0.627% (1-Month USD-LIBOR + 0.440%) due 9/25/36(d)	576,000
		Commercial Mortgage Trust:
190,000	AA-(k)	Series 2013-300P, Class B, 4.394% due 8/10/30(b)(d)	192,864
260,000	D	Series 2013-CR9, Class E, 4.279% due 7/10/45(b)(d)(g)	105,300
534,841	Aaa(c)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	545,717
40,000	A2(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(d)	40,563
20,000	Ba1(c)	Series 2013-CR12, Class C, 5.070% due 10/10/46(d)	19,455
205,000	Baa3(c)	Series 2014-CR17, Class C, 4.784% due 5/10/47(d)	207,935
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	144,250
233,847	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	236,923

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
$210,000	A-(k)	Series 2014-CR21, Class C, 4.421% due 12/10/47(d)	$206,493
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	357,076
2,869,301	Aa1(c)	Series 2015-CR25, Class XA, 0.820% due 8/10/48(d)(l)	68,808
175,000	Aaa(c)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	181,335
891,275	Aaa(c)	Series 2015-CR27, Class A3, 3.349% due 10/10/48	901,134
465,000	Aaa(c)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	499,843
		Countrywide Asset-Backed Certificates:
60,248	CCC	Series 2006-SD3, Class A1, 0.847% (1-Month USD-LIBOR + 0.660%) due 7/25/36(b)(d)	58,936
199,737	AA	Series 2007-13, Class 2A2, 0.987% (1-Month USD-LIBOR + 0.800%) due 10/25/47(d)	197,234
		Countrywide Home Loan Mortgage Pass-Through Trust:
55,816	WR(c)	Series 2005-11, Class 3A3, 2.500% due 4/25/35(d)	46,122
43,211	WR(c)	Series 2005-11, Class 6A1, 0.787% (1-Month USD-LIBOR + 0.600%) due 3/25/35(d)	34,321
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	963,494
81,636	NR	Series 2015-5R, Class 1A1, 1.003% due 9/27/46(b)(d)	81,676
323,352	NR	Series 2021-2R, Class 1A1, 1.857% (1-Month USD-LIBOR + 1.750%) due 7/25/47(b)(d)	328,371
197,872	AAA(k)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(b)(d)	192,479
1,507,753	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(b)(d)	1,474,192
35,059	WR(c)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	33,904
		Credit Suisse Mortgage Capital Certificates:
660,000	Aaa(c)	Series 2019-ICE4, Class A, 1.171% (1-Month USD-LIBOR + 0.980%) due 5/15/36(b)(d)	655,176
950,000	Ba3(c)	Series 2019-ICE4, Class F, 2.841% (1-Month USD-LIBOR + 2.650%) due 5/15/36(b)(d)	936,184
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(c)	Series 2015-C1, Class A4, 3.505% due 4/15/50	301,797
270,000	Aaa(c)	Series 2015-C3, Class A4, 3.718% due 8/15/48	278,310
1,000,000	Aaa(c)	Series 2016-C5, Class A5, 3.757% due 11/15/48	1,034,993
310,000	Aaa(c)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(d)	332,105
180,000	Aaa(c)	Series 2021-C20, Class A3, 2.805% due 3/15/54	177,239
280,000	Aaa(c)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(b)	274,272
		CSMC Trust:
678,856	AAA(k)	Series 2018-J1, Class A2, 3.500% due 2/25/48(b)(d)	679,249
2,062,895	NR	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(b)(d)	2,047,368
612,595	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 0.411% (1-Month USD-LIBOR + 0.220%) due 2/15/29(d)	585,265
350,000	AA-(k)	DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.195% due 5/10/49(d)	354,812
1,417,000	Aaa(c)	DBWF Mortgage Trust, Series 2018-AMXP, Class A, 3.747% due 5/5/35(b)(d)	1,415,212
390,000	Aaa(c)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(b)	385,567
29,979	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.971% (1-Month USD-LIBOR + 0.800%) due 11/19/44(d)	28,958
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 1.706% (3-Month USD-LIBOR + 1.200%) due 8/15/30(b)(d)	700,506
184,287	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.737% (1-Month USD-LIBOR + 2.550%) due 9/25/33(d)	185,628
824,923	Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 1.272% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(d)	818,093
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
53,165	NR	Series 334, Class S7, 5.909% (6.100% — 1-Month USD-LIBOR) due 8/15/44(i)(l)	9,150
82,382	NR	Series 353, Class S1, 5.809% (6.000% — 1-Month USD-LIBOR) due 12/15/46(i)(l)	13,081
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
3,501	NR	Series 1865, Class DA, 30.312% (31.310% — 11th District Cost of Funds Index) due 2/15/24(i)(l)	442
15,409	NR	Series 3451, Class SB, 5.839% (6.030% — 1-Month USD-LIBOR) due 5/15/38(i)(l)	1,685
48,701	NR	Series 3621, Class SB, 6.039% (6.230% — 1-Month USD-LIBOR) due 1/15/40(i)(l)	7,918
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	599,771

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
$589,135	NR	Series 3866, Class SA, 5.759% (5.950% — 1-Month USD-LIBOR) due 5/15/41(i)(l)	$78,619
148,240	NR	Series 3947, Class SG, 5.759% (5.950% — 1-Month USD-LIBOR) due 10/15/41(i)(l)	21,849
15,660	NR	Series 3973, Class SA, 6.299% (6.490% — 1-Month USD-LIBOR) due 12/15/41(i)(l)	2,849
146,973	NR	Series 4203, Class PS, 6.059% (6.250% — 1-Month USD-LIBOR) due 9/15/42(i)(l)	18,933
104,541	NR	Series 4210, Class Z, 3.000% due 5/15/43	105,900
61,518	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	2,775
342,483	NR	Series 4316, Class XZ, 4.500% due 3/15/44	377,662
49,144	NR	Series 4335, Class SW, 5.809% (6.000% — 1-Month USD-LIBOR) due 5/15/44(i)(l)	7,725
880,179	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	931,210
189,019	NR	Series 4879, Class BC, 3.000% due 4/15/49	189,653
74,374	NR	Series 5010, Class IK, 2.500% due 9/25/50(l)	10,361
262,143	NR	Series 5010, Class JI, 2.500% due 9/25/50(l)	42,491
91,388	NR	Series 5013, Class IN, 2.500% due 9/25/50(l)	15,015
182,433	NR	Series 5018, Class MI, 2.000% due 10/25/50(l)	24,529
82,469	NR	Series 5040, Class IB, 2.500% due 11/25/50(l)	11,081
390,749	NR	Series 5140, Class NI, 2.500% due 5/25/49(l)	57,346
488,944	NR	Series 5148, Class BI, 2.500% due 1/25/49(l)	69,127
195,688	NR	Series 5148, Class CI, 2.000% due 6/25/49(l)	21,848
48,700	NR	Series R007, Class ZA, 6.000% due 5/15/36	55,002
410,000	BB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 1.849% (30-Day SOFR + 1.800%) due 1/25/51(b)(d)	406,554
		Federal National Mortgage Association (FNMA), ACES:
4,936,402	NR	Series 2013-M7, Class X2, 0.148% due 12/27/22(d)(l)	2,416
3,589,311	NR	Series 2015-M7, Class X2, 0.470% due 12/25/24(d)(l)	38,083
15,953,044	NR	Series 2015-M8, Class X2, 0.070% due 1/25/25(d)(l)	38,488
97,398	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(d)	101,722
199,041	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	204,240
112,482	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	113,224
589,735	NR	Series 2020-M36, Class X1, 1.460% due 9/25/34(d)(l)	56,376
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(d)	233,433
425,000	NR	Series 2022-M5, Class A3, 2.419% due 1/1/34(d)	414,526
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
631,969	BBB(k)	Series 2014-C02, Class 1M2, 2.708% (1-Month USD-LIBOR + 2.600%) due 5/25/24(d)	637,979
711,788	A3(c)	Series 2017-C03, Class 1M2, 3.187% (1-Month USD-LIBOR + 3.000%) due 10/25/29(b)(d)	727,335
851,945	BBB-(k)	Series 2017-C07, Class 1M2, 2.587% (1-Month USD-LIBOR + 2.400%) due 5/25/30(b)(d)	863,596
706,331	BBB(k)	Series 2018-C01, Class 1M2, 2.437% (1-Month USD-LIBOR + 2.250%) due 7/25/30(b)(d)	713,504
548,639	BB+(k)	Series 2018-C06, Class 1M2, 2.187% (1-Month USD-LIBOR + 2.000%) due 3/25/31(b)(d)	552,062
		Federal National Mortgage Association (FNMA), Grantor Trust:
51,412	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(d)	51,693
99,538	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	102,987
		Federal National Mortgage Association (FNMA), Interest Strip:
60,020	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	6,085
126,609	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	18,639
17,223	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	2,604
		Federal National Mortgage Association (FNMA), REMICS:
15,220	NR	Series 2004-38, Class FK, 0.537% (1-Month USD-LIBOR + 0.350%) due 5/25/34(d)	15,299
24,144	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	24,601
281,555	NR	Series 2006-51, Class SP, 6.463% (6.650% — 1-Month USD-LIBOR) due 3/25/36(i)(l)	29,393
148,751	NR	Series 2007-68, Class SC, 6.513% (6.700% — 1-Month USD-LIBOR) due 7/25/37(i)(l)	27,580
435,435	NR	Series 2008-18, Class SM, 6.813% (7.000% — 1-Month USD-LIBOR) due 3/25/38(i)(l)	51,764
369,967	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	388,856
113,358	NR	Series 2011-87, Class SG, 6.363% (6.550% — 1-Month USD-LIBOR) due 4/25/40(i)(l)	6,550
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	843,994
47,576	NR	Series 2012-35, Class SC, 6.313% (6.500% — 1-Month USD-LIBOR) due 4/25/42(i)(l)	8,282
62,651	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	71,077

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
$95,772	NR	Series 2012-51, Class B, 7.000% due 5/25/42	$113,438
590	NR	Series 2012-70, Class YS, 6.463% (6.650% — 1-Month USD-LIBOR) due 2/25/41(i)(l)	4
79,339	NR	Series 2012-74, Class SA, 6.463% (6.650% — 1-Month USD-LIBOR) due 3/25/42(i)(l)	10,127
13,223	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(a)	12,339
34,748	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	1,419
57,754	NR	Series 2012-133, Class CS, 5.963% (6.150% — 1-Month USD-LIBOR) due 12/25/42(i)(l)	10,096
236,279	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	273,193
193,303	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	213,827
48,644	NR	Series 2013-54, Class BS, 5.963% (6.150% — 1-Month USD-LIBOR) due 6/25/43(i)(l)	8,238
41,192	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(l)	2,616
182,074	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	184,931
132,503	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	134,609
123,548	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	125,117
206,773	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	174,392
171,523	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(l)	27,453
582,911	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(l)	82,628
395,018	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(l)	52,418
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AAA(k)	Series K104, Class XAM, 1.384% due 1/25/30(d)(l)	248,268
1,024,823	AAA(k)	Series K736, Class X1, 1.306% due 7/25/26(d)(l)	47,110
4,000,000	AAA(k)	Series K743, Class X1, 0.926% due 5/25/28(d)(l)	206,728
1,928,963	NR	Series KF73, Class AL, 0.707% (1-Month USD-LIBOR + 0.600%) due 11/25/29(d)	1,939,660
226,726	NR	Series KIR2, Class A1, 2.748% due 3/25/27	232,127
230,049	BBB-(k)	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 2.637% (1-Month USD-LIBOR + 2.450%) due 12/25/42(d)	230,787
		First Franklin Mortgage Loan Trust:
1,102,990	CC	Series 2006-FF13, Class A2D, 0.667% (1-Month USD-LIBOR + 0.480%) due 10/25/36(d)	880,206
627,459	CCC	Series 2006-FF15, Class A2, 0.307% (1-Month USD-LIBOR + 0.120%) due 11/25/36(d)	602,163
1,100,000	Aaa(c)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 1.358% (3-Month USD-LIBOR + 1.110%) due 7/19/34(b)(d)	1,098,756
373,996	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.257% (1-Month USD-LIBOR + 2.150%) due 1/25/26(b)(d)	373,390
159,477	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(d)	162,226
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 1.854% (3-Month USD-LIBOR + 1.600%) due 10/20/34(b)(d)	1,044,579
320,000	A(k)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(b)	319,517
		Government National Mortgage Association (GNMA):
295,210	NR	Series 2007-51, Class SG, 6.418% (6.580% — 1-Month USD-LIBOR) due 8/20/37(i)(l)	32,372
943,106	NR	Series 2008-51, Class GS, 6.104% (6.230% — 1-Month USD-LIBOR) due 6/16/38(i)(l)	154,672
12,320	NR	Series 2010-85, Class HS, 6.488% (6.650% — 1-Month USD-LIBOR) due 1/20/40(i)(l)	502
178,352	NR	Series 2012-H27, Class AI, 1.743% due 10/20/62(d)(l)	8,461
109,833	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	10,854
890,451	NR	Series 2013-85, Class IA, 0.272% due 3/16/47(d)(l)	8,732
94,215	NR	Series 2013-107, Class AD, 2.766% due 11/16/47(d)	94,409
93,954	NR	Series 2014-105, Class IO, 0.122% due 6/16/54(d)(l)	2,403
1,180,342	NR	Series 2014-H20, Class FA, 0.531% (1-Month USD-LIBOR + 0.430%) due 10/20/64(d)	1,181,832
54,856	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	9,099
187,334	NR	Series 2015-167, Class SA, 6.088% (6.250% — 1-Month USD-LIBOR) due 11/20/45(i)(l)	35,128
55,529	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	10,291
55,104	NR	Series 2016-135, Class SB, 5.974% (6.100% — 1-Month USD-LIBOR) due 10/16/46(i)(l)	13,596
80,550	NR	Series 2017-187, Class SJ, 6.038% (6.200% — 1-Month USD-LIBOR) due 12/20/47(i)(l)	14,947
539,335	NR	Series 2017-H22, Class IC, 2.354% due 11/20/67(d)(l)	35,832
107,318	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	111,777
7,378	NR	Series 2018-130, Class A, 3.250% due 5/16/59	7,419

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
$193,811	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	$197,627
387,096	NR	Series 2019-86, Class C, 2.500% due 3/20/49	389,476
117,894	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	118,117
321,652	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(l)	45,642
85,100	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(l)	12,616
90,871	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(l)	12,513
265,319	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(l)	35,963
87,961	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(l)	12,198
91,119	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(l)	12,513
92,274	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(l)	12,907
90,232	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(l)	11,682
364,523	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(l)	47,315
443,616	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(l)	46,710
234,423	NR	Series 2020-H09, Class FL, 1.312% (1-Month USD-LIBOR + 1.150%) due 5/20/70(d)	243,976
64,726	NR	Series 2020-H12, Class F, 0.662% (1-Month USD-LIBOR + 0.500%) due 7/20/70(d)	65,076
303,520	NR	Series 2020-H13, Class FA, 0.612% (1-Month USD-LIBOR + 0.450%) due 7/20/70(d)	304,777
65,820	NR	Series 2020-H13, Class FC, 0.612% (1-Month USD-LIBOR + 0.450%) due 7/20/70(d)	66,074
2,739,781	NR	Series 2021-133, Class IO, 0.881% due 7/16/63(d)(l)	214,165
671,230	A-	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1.741% (1-Month USD-LIBOR + 1.550%) due 9/15/31(b)(d)	606,120
370,000	AAA	GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A, 1.342% (1-Month USD-LIBOR + 1.150%) due 5/15/26(b)(d)	368,033
		Harborview Mortgage Loan Trust:
60,213	AA+	Series 2004-5, Class 2A6, 2.369% due 6/19/34(d)	62,701
36,532	WD(k)	Series 2006-2, Class 1A, 2.598% due 2/25/36(d)	15,729
726,165	Caa2(c)	Series 2006-10, Class 1A1A, 0.303% (1-Month USD-LIBOR + 0.200%) due 11/19/36(d)	677,124
400,000	Aa2(c)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(b)(f)	400,000
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 1.132% (1-Month USD-LIBOR + 0.945%) due 12/25/35(d)	769,225
56,139	AA	Impac CMB Trust, Series 2007-A, Class A, 0.687% (1-Month USD-LIBOR + 0.500%) due 5/25/37(b)(d)	56,029
710,000	AAA(k)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(b)	719,155
		Indymac Index Mortgage Loan Trust:
1,007,639	CCC	Series 2005-AR14, Class 2A1A, 0.787% (1-Month USD-LIBOR + 0.600%) due 7/25/35(d)	927,651
27,989	Caa2(c)	Series 2005-AR15, Class A2, 2.910% due 9/25/35(d)	26,159
322,723	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(b)	313,054
933,988	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.507% (1-Month USD-LIBOR + 0.320%) due 8/25/36(d)	324,663
		JP Morgan Chase Commercial Mortgage Securities Trust:
971,509	Aaa(c)	Series 2016-JP2, Class A3, 2.559% due 8/15/49	962,452
1,710,000	Caa1(c)	Series 2018-PHH, Class F, 4.660% (1-Month USD-LIBOR + 3.160%) due 6/15/35(b)(d)(g)	368,078
365,000	Aaa(c)	Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	375,423
250,000	Baa1(c)	Series 2021-MHC, Class D, 1.891% (1-Month USD-LIBOR + 1.700%) due 4/15/38(b)(d)	244,919
786,945	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 0.772% (1-Month USD-LIBOR + 0.585%) due 5/25/35(d)	784,981
880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 0.487% (1-Month USD-LIBOR + 0.300%) due 1/25/37(d)	861,923
		JP Morgan Mortgage Trust:
192,787	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(b)(d)	194,098
171,501	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(b)(d)	171,774
48,949	AAA	Series 2019-1, Class A11, 1.137% (1-Month USD-LIBOR + 0.950%) due 5/25/49(b)(d)	49,090
1,868,324	Aaa(c)	Series 2021-13, Class A3, 2.500% due 4/25/52(b)(d)	1,798,920

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
		JPMBB Commercial Mortgage Securities Trust:
$40,000	Aa3(c)	Series 2013-C17, Class B, 4.885% due 1/15/47(d)	$41,144
350,000	B(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(b)(d)(g)	266,473
990,187	Aaa(c)	Series 2015-C28, Class A3, 2.912% due 10/15/48	995,607
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(k)	Series 2017-C5, Class B, 4.009% due 3/15/50(d)	339,422
190,000	Aaa(c)	Series 2017-C7, Class A5, 3.409% due 10/15/50	196,397
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	137,187
460,000	AA	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	461,580
80,620	Aaa(c)	JPMorgan Trust, Series 2015-5, Class A9, 2.320% due 5/25/45(b)(d)	81,616
890,000	Aaa(c)	KREF Ltd., Series 2021-FL2, Class A, 1.190% (1-Month USD-LIBOR + 1.070%) due 2/15/39(b)(d)	889,176
		Legacy Mortgage Asset Trust:
621,569	NR	Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(b)	622,620
2,078,821	NR	Series 2020-GS2, Class A1, step bond to yield, 2.750% due 3/25/60(b)	2,084,501
881,473	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(b)	862,450
278,358	Baa2(c)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(b)	269,549
1,100,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.398% (3-Month USD-LIBOR + 1.150%) due 4/19/33(b)(d)	1,100,686
280,000	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 1.499% (3-Month USD-LIBOR + 1.200%) due 7/29/30(b)(d)	279,669
834,856	A	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(b)	810,227
189,067	WD(k)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.375% due 10/25/32(d)	188,712
226,115	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.437% (1-Month USD-LIBOR + 0.250%) due 7/25/37(d)	143,596
13,360	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 2.370% due 5/25/34(d)	13,326
500,000	AAA(k)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(b)	486,532
		ML-CFC Commercial Mortgage Trust:
31,594	Ca(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(d)	15,536
4,295	WD(k)	Series 2007-9, Class AJ, 6.193% due 9/12/49(d)	4,233
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	513,083
536,473	Aaa(c)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	543,373
294,070	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(b)	288,842
		New Residential Mortgage Loan Trust:
172,781	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(b)(d)	179,064
592,050	Aaa(c)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(b)(d)	601,541
500,000	Aaa(c)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 1.368% (3-Month USD-LIBOR + 1.100%) due 12/21/29(b)(d)	499,751
361,934	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(b)	348,863
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 1.401% (3-Month USD-LIBOR + 1.160%) due 7/15/36(b)(d)	1,002,371
500,000	Aaa(c)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(b)	483,246
246,771	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 0.967% (1-Month USD-LIBOR + 0.780%) due 11/25/34(d)	245,456
800,000	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 1.371% (3-Month USD-LIBOR + 1.130%) due 1/17/31(b)(d)	802,014
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 1.987% (1-Month USD-LIBOR + 1.800%) due 12/25/34(d)	1,663,450
237,068	Aaa(c)	PFP Ltd., Series 2019-5, Class A, 1.096% (1-Month USD-LIBOR + 0.970%) due 4/14/36(b)(d)	236,771

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
		PFS Financing Corp.:
$400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(b)	$394,824
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(b)	184,863
		PMT Credit Risk Transfer Trust:
347,715	NR	Series 2019-2R, Class A, 2.858% (1-Month USD-LIBOR + 2.750%) due 5/27/23(b)(d)	345,944
217,146	NR	Series 2019-3R, Class A, 2.808% (1-Month USD-LIBOR + 2.700%) due 10/27/22(b)(d)	217,055
		Prime Mortgage Trust:
9,468	WR(c)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	9,443
603,390	WR(c)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	573,199
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(b)(d)	1,561,608
1,109,883	Aaa(c)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 1.387% (1-Month USD-LIBOR + 1.200%) due 11/25/36(b)(d)	1,101,906
1,100,000	AA	Regata XII Funding Ltd., Series 2019-1A, Class BR, 1.841% (3-Month USD-LIBOR + 1.600%) due 10/15/32(b)(d)	1,091,995
114,020	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	115,406
479,230	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	495,257
		Seasoned Credit Risk Transfer Trust:
97,766	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	100,581
790,000	B(k)	Series 2019-1, Class M, 4.750% due 7/25/58(b)(d)	791,566
305,754	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	315,927
210,000	B(k)	Series 2020-2, Class M, 4.250% due 11/25/59(b)(d)	210,308
681,740	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 0.922% (1-Month USD-LIBOR + 0.760%) due 4/20/33(d)	668,275
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(b)(d)	277,036
1,110,000	AAA	SREIT Trust, Series 2021-MFP, Class A, 0.922% (1-Month USD-LIBOR + 0.731%) due 11/15/38(b)(d)	1,089,199
547,524	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.987% (1-Month USD-LIBOR + 0.800%) due 7/25/34(d)	542,012
54,987	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.662% (1-Month USD-LIBOR + 0.500%) due 7/19/35(d)	53,525
394,964	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(b)	401,184
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 1.162% (1-Month USD-LIBOR + 1.050%) due 11/11/34(b)(d)	80,271
291,629	B+	Series 2018-THL, Class E, 3.592% (1-Month USD-LIBOR + 3.480%) due 11/11/34(b)(d)	282,933
		Towd Point Mortgage Trust:
760,000	Ba2(c)	Series 2015-2, Class 1B3, 3.316% due 11/25/60(b)(d)	757,486
770,000	Baa3(c)	Series 2016-5, Class B2, 3.601% due 10/25/56(b)(d)	783,087
200,000	Aaa(c)	TPGI Trust, Series 2021-DGWD, Class A, 0.890% (1-Month USD-LIBOR + 0.700%) due 6/15/26(b)(d)	195,077
		UBS Commercial Mortgage Trust:
340,000	AA-(k)	Series 2018-C11, Class B, 4.713% due 6/15/51(d)	353,598
350,000	Aaa(c)	Series 2019-C17, Class A3, 2.669% due 10/15/52	343,482
430,000	AA+	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	433,022
		WaMu Mortgage Pass-Through Certificates Trust:
324,571	B-	Series 2005-AR1, Class A1B, 0.967% (1-Month USD-LIBOR + 0.780%) due 1/25/45(d)	319,571
131,673	BB-	Series 2005-AR4, Class A5, 2.845% due 4/25/35(d)	132,486
787,693	A-	Series 2005-AR19, Class A1B3, 0.887% (1-Month USD-LIBOR + 0.700%) due 12/25/45(d)	785,844
564,372	CCC	Series 2006-AR3, Class A1A, 1.104% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(d)	568,887
302,683	Ca(c)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 0.804% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(d)	270,013
		Wells Fargo Commercial Mortgage Trust:
120,000	Ba1(c)	Series 2013-LC12, Class B, 4.305% due 7/15/46(d)	117,413
1,000,000	Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	1,027,128
150,000	Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	152,400

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.1% — (continued)
$445,953		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	$448,532
459,928		Aaa(c)	Series 2016-C33, Class A3, 3.162% due 3/15/59	463,272
11,440,798		Aaa(c)	Series 2018-C43, Class XA, 0.658% due 3/15/51(d)(l)	382,218
250,000		Aaa(c)	Series 2018-C44, Class A4, 3.948% due 5/15/51	262,339
3,470,111		Aaa(c)	Series 2019-C52, Class XA, 1.591% due 8/15/52(d)(l)	312,590
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	183,484
137,169		Aaa(c)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(b)(d)	137,557
			WF-RBS Commercial Mortgage Trust:
894,124		Aa2(c)	Series 2012-C7, Class XA, 1.179% due 6/15/45(b)(d)(l)	89
118,891		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	119,813

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $127,099,783)	120,090,867

SOVEREIGN BONDS — 3.5%

Argentina — 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC+	1.000% due 7/9/29	21,396
1,852,700		CCC+	step bond to yield, 0.500% due 7/9/30	597,496

			Total Argentina	618,892

Brazil — 0.3%
			Brazil Notas do Tesouro Nacional Serie B:
642,000	BRL	BB-	6.000% due 5/15/23	483,702
656,000	BRL	BB-	6.000% due 8/15/50	504,981
1,224,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	230,382
			Brazilian Government International Bonds:
200,000		BB-	2.875% due 6/6/25	199,332
300,000		BB-	4.625% due 1/13/28	305,684
200,000		BB-	3.875% due 6/12/30	187,262
1,680,000		BB-	5.000% due 1/27/45	1,495,351

			Total Brazil	3,406,694

Canada — 0.1%
			Province of Manitoba Canada:
152,000		A+	3.050% due 5/14/24	156,648
1,025,000		A+	1.500% due 10/25/28	985,157

			Total Canada	1,141,805

Chile — 0.1%
			Chile Government International Bonds:
100,000		A	3.240% due 2/6/28	101,622
650,000		A	2.450% due 1/31/31	613,340
200,000		A	2.550% due 1/27/32	188,750
435,000		A	2.550% due 7/27/33	396,829

			Total Chile	1,300,541

Colombia — 0.1%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	243,433
280,000		BB+	3.875% due 4/25/27	270,007
340,000		BB+	3.000% due 1/30/30	293,408
315,000		BB+	3.125% due 4/15/31	267,552
430,000		BB+	3.250% due 4/22/32	360,839
230,000		BB+	4.125% due 2/22/42	179,961

			Total Colombia	1,615,200

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Dominican Republic — 0.0%
$200,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(b)	$185,502

Egypt — 0.0%
			Egypt Government International Bonds:
230,000		B	5.577% due 2/21/23(b)	232,713
200,000		B	5.250% due 10/6/25	191,259

			Total Egypt	423,972

Hong Kong — 0.0%
445,000		AA+	Airport Authority, 3.250% due 1/12/52(b)	417,493

Hungary — 0.0%
			Hungary Government International Bonds:
200,000		BBB	2.125% due 9/22/31	180,624
44,000		BBB	7.625% due 3/29/41	64,356

			Total Hungary	244,980

Indonesia — 0.5%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,404,900
290,000		Baa2(c)	3.500% due 1/11/28	299,804
80,000		BBB	4.100% due 4/24/28	85,611
445,000		BBB	2.850% due 2/14/30	442,187
100,000		BBB	7.750% due 1/17/38(b)	139,007
530,000		Baa2(c)	4.350% due 1/11/48	542,537
			Indonesia Treasury Bonds:
33,727,000,000	IDR	NR	6.500% due 2/15/31	2,353,580
19,692,000,000	IDR	NR	6.375% due 4/15/32	1,355,681

			Total Indonesia	6,623,307

Israel — 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	203,596

Kenya — 0.0%
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(b)	438,886

Kuwait — 0.0%
360,000		A+	Kuwait International Government Bonds, 3.500% due 3/20/27(b)	381,614

Mexico — 1.2%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	778,316
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,140,581
111,575,700	MXN	BBB+	7.750% due 11/13/42	5,219,639
84,090,000	MXN	Baa1(c)	8.000% due 11/7/47	4,024,857
			Mexico Government International Bonds:
200,000		BBB	4.150% due 3/28/27	213,377
323,000		BBB	3.750% due 1/11/28	333,990
572,000		BBB	4.500% due 4/22/29	609,309
974,000		BBB	2.659% due 5/24/31	898,564
700,000		BBB	4.750% due 4/27/32	747,950
860,000		BBB	3.500% due 2/12/34	811,969
210,000		BBB	4.750% due 3/8/44	208,388
200,000		BBB	4.600% due 2/10/48	191,991

			Total Mexico	15,178,931

Nigeria — 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(b)	244,459

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oman — 0.0%
$200,000		Ba3(c)	Oman Government International Bonds, 5.625% due 1/17/28	$204,450

Panama — 0.1%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	216,825
500,000		BBB	3.160% due 1/23/30	491,170
640,000		BBB	2.252% due 9/29/32	566,035
290,000		BBB	4.500% due 4/1/56	280,735

			Total Panama	1,554,765

Paraguay — 0.0%
			Paraguay Government International Bonds:
200,000		BB	4.700% due 3/27/27	208,452
200,000		BB	2.739% due 1/29/33(b)	175,252

			Total Paraguay	383,704

Peru — 0.1%
			Peruvian Government International Bonds:
861,000		BBB+	4.125% due 8/25/27	908,975
401,000		BBB+	2.783% due 1/23/31	380,345
70,000		BBB+	6.550% due 3/14/37	88,676
41,000		BBB+	3.300% due 3/11/41	36,677
160,000		BBB+	5.625% due 11/18/50	200,477

			Total Peru	1,615,150

Philippines — 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	405,521
200,000		BBB+	2.457% due 5/5/30	191,018
560,000		BBB+	1.648% due 6/10/31	495,989

			Total Philippines	1,092,528

Poland — 0.1%
810,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	837,608

Qatar — 0.2%
			Qatar Government International Bonds:
200,000		AA-	4.500% due 4/23/28	222,438
250,000		AA-	4.000% due 3/14/29(b)	272,670
200,000		AA-	3.750% due 4/16/30(b)	216,261
1,020,000		AA-	4.817% due 3/14/49(b)	1,241,279

			Total Qatar	1,952,648

Romania — 0.0%
			Romanian Government International Bonds:
42,000		BBB-	3.000% due 2/14/31(b)	38,572
38,000		BBB-	3.625% due 3/27/32(b)	35,892
76,000		BBB-	4.000% due 2/14/51(b)	64,711

			Total Romania	139,175

Russia — 0.2%
			Russian Federal Bonds — OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26(g)	50,310
205,378,000	RUB	BBB-	7.050% due 1/19/28(g)	1,017,024
170,520,000	RUB	BBB(k)	6.900% due 5/23/29(g)	1,104,861
49,650,000	RUB	NR	7.700% due 3/16/39(g)	320,277
200,000		BBB(k)	Russian Foreign Bonds — Eurobond, 5.100% due 3/28/35(b)	74,400

			Total Russia	2,566,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Saudi Arabia — 0.1%
		Saudi Government International Bonds:
$200,000	A1(c)	3.250% due 10/26/26	$207,813
200,000	A1(c)	3.625% due 3/4/28	211,359
200,000	A1(c)	5.000% due 4/17/49(b)	232,925

		Total Saudi Arabia	652,097

South Africa — 0.0%
300,000	BB-	Republic of South Africa Government International Bonds, 4.850% due 9/30/29	293,430

United Arab Emirates — 0.1%
		Abu Dhabi Government International Bonds:
400,000	AA	2.500% due 10/11/22(b)	403,699
200,000	AA	2.500% due 9/30/29	200,828
790,000	AA	3.875% due 4/16/50(b)	848,447

		Total United Arab Emirates	1,452,974

Uruguay — 0.1%
		Uruguay Government International Bonds:
70,000	BBB	4.500% due 8/14/24	72,801
355,000	BBB	4.375% due 10/27/27	384,820
200,000	BBB	4.375% due 1/23/31	219,852
27,290	BBB	5.100% due 6/18/50	32,685

		Total Uruguay	710,158

		TOTAL SOVEREIGN BONDS (Cost — $53,425,050)	45,881,431

SENIOR LOANS — 1.6%
235,988	NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost — $232,058, acquired 8/12/20), 1.959% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	231,947
150,000	NR	Air Canada, (Restricted, cost — $149,115, acquired 7/27/21), 4.250% (3-Month USD-LIBOR + 3.500%) due 8/11/28(n)	149,545
340,000	NR	Ali Group SRL, (Restricted, cost — $337,129, acquired 10/13/21), due 10/13/28(n)(o)	335,580
418,244	NR	Allied Universal Holdco LLC, (Restricted, cost — $419,569, acquired 2/19/20), 4.250% (3-Month USD-LIBOR + 3.750%) due 5/12/28(n)	413,297
155,570	NR	Alterra Mountain Co., (Restricted, cost — $155,394, acquired 3/27/19), 4.000% (1-Month USD-LIBOR + 3.500%) due 8/17/28(n)	154,403
648,364	NR	AmWINS Group Inc., 3.000% (1-Month USD-LIBOR + 2.250%) due 2/19/28	638,992
10	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost — $10, acquired 12/13/19), 1.959% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	10
623,437	NR	Asplundh Tree Expert LLC, (Restricted, cost — $625,055, acquired 3/4/21), 1.959% (1-Month USD-LIBOR + 1.750%) due 9/7/27(n)	616,277
119,100	NR	Asurion LLC, (Restricted, cost — $118,103, acquired 1/29/21), 3.459% (1-Month USD-LIBOR + 3.250%) due 7/31/27(n)	117,165
175,162	NR	Asurion LLC, (Restricted, cost — $174,813, acquired 11/20/19), 3.209% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	173,100
383,282	NR	Asurion LLC, (Restricted, cost — $383,742, acquired 4/10/19), 3.459% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	377,234
48,733	NR	Asurion LLC, (Restricted, cost — $48,733, acquired 2/26/20), 3.334% (1-Month USD-LIBOR + 3.125%) due 11/3/23(n)	48,479
513,043	NR	athenahealth Group Inc., (Restricted, cost — $510,500, acquired 1/27/22), 4.000% (3-Month USD-CME Term SOFR + 3.500%) due 2/15/29(n)	509,003
559,350	NR	Avolon TLB Borrower 1 , (Restricted, cost — $559,361, acquired 3/4/21), 2.750% (1-Month USD-LIBOR + 2.250%) due 12/1/27(n)	556,704
156,487	NR	Bausch Health Cos., Inc., (Restricted, cost — $154,861, acquired 6/23/20), 2.959% (1-Month USD-LIBOR + 2.750%) due 11/27/25(n)	154,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$53,460	NR	Bausch Health Cos., Inc., (Restricted, cost — $53,794, acquired 4/17/19), 3.209% (1-Month USD-LIBOR + 3.000%) due 6/2/25(n)	$53,026
226,082	NR	Berry Global Inc., (Restricted, cost — $226,647, acquired 2/12/21), 1.876% (1-Month USD-LIBOR + 1.750%) due 7/1/26(n)	222,532
77,452	NR	Brookfield WEC Holdings Inc., (Restricted, cost — $77,450, acquired 11/15/19), 3.250% (1-Month USD-LIBOR + 2.750%) due 8/1/25(n)	76,421
219,411	NR	Brown Group Holdings LLC, (Restricted, cost — $219,149, acquired 11/9/21), 3.000% (3-Month USD-LIBOR + 2.500%) due 6/7/28(n)	217,394
217,250	NR	Caesars Resort Collection LLC, (Restricted, cost — $212,919, acquired 6/19/20), 3.709% (1-Month USD-LIBOR + 3.500%) due 7/21/25(n)	216,571
95,920	NR	Caesars Resort Collection LLC, (Restricted, cost — $96,219, acquired 10/4/17), 2.959% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	95,081
237,677	NR	Change Healthcare Holdings LLC, (Restricted, cost — $237,469, acquired 2/18/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 3/1/24(n)	236,718
205,789	NR	Charter Communications Operating LLC, (Restricted, cost — $206,433, acquired 2/7/20), 1.960% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	203,003
343,415	NR	Charter Communications Operating LLC, (Restricted, cost — $344,346, acquired 10/24/19), 1.960% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	342,531
465,880	NR	Citadel Securities LP, (Restricted, cost — $465,080, acquired 4/15/21), 2.709% (1-Month USD-LIBOR + 2.500%) due 2/2/28(n)	462,136
202,850	NR	Clarios Global LP, (Restricted, cost — $201,667, acquired 3/18/19), 3.459% (1-Month USD-LIBOR + 3.250%) due 4/30/26(n)	201,118
130,000	NR	Cloudera Inc., (Restricted, cost — $128,799, acquired 8/10/21), 4.250% (1-Month USD-LIBOR + 3.750%) due 10/8/28(n)	129,079
69,463	NR	CSC Holdings LLC, (Restricted, cost — $68,495, acquired 6/29/21), 2.441% (1-Month USD-LIBOR + 2.250%) due 1/15/26(n)	67,517
422,920	NR	DCert Buyer Inc., (Restricted, cost — $423,284, acquired 8/8/19), 4.209% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	421,745
750,000	NR	Delos Finance Sarl, (Restricted, cost — $750,000, acquired 3/4/21), 1.974% (3-Month USD-LIBOR + 1.750%) due 10/6/23(n)	749,062
173,611	NR	Edelman Financial Engines Center LLC, (Restricted, cost — $174,089, acquired 4/22/19), 4.250% (1-Month USD-LIBOR + 3.500%) due 4/7/28(n)	172,494
249,372	NR	Endo Luxembourg Finance Company I Sarl, 5.750% (3-Month USD-LIBOR + 5.000%) due 3/27/28	241,777
108,238	NR	EyeCare Partners LLC, (Restricted, cost — $108,173, acquired 2/18/20), 3.974% (3-Month USD-LIBOR + 3.750%) due 2/18/27(n)	107,342
17,938	NR	FinCo I LLC, (Restricted, cost — $17,845, acquired 8/12/20), 2.709% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	17,743
56,680	NR	First Eagle Holdings Inc., (Restricted, cost — $56,822, acquired 4/5/19), 2.724% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	55,843
159,200	NR	FleetCor Technologies Operating Company LLC, (Restricted, cost — $158,148, acquired 4/22/21), 1.959% (1-Month USD-LIBOR + 1.750%) due 4/28/28(n)	156,680
215,187	NR	Focus Financial Partners LLC, (Restricted, cost — $215,769, acquired 2/18/20), 2.209% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	212,803
20,000	NR	Formula One Management Ltd., (Restricted, cost — $19,749, acquired 8/12/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 2/1/24(n)	19,857
49,098	NR	Four Seasons Holdings Inc., (Restricted, cost — $49,279, acquired 11/21/19), 2.209% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	48,830
157,600	NR	Froneri International Ltd., (Restricted, cost — $157,908, acquired 2/18/20), 2.459% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	154,687
109,173	NR	Gainwell Acquisition Corp., (Restricted, cost — $107,842, acquired 2/12/21), 4.750% (3-Month USD-LIBOR + 4.000%) due 10/1/27(n)	108,809
75,577	NR	Garda World Security Corp., (Restricted, cost — $74,569, acquired 10/24/19), 4.430% (1-Month USD-LIBOR + 4.250%) due 10/30/26(n)	74,955

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$465,288	NR	Harbor Freight Tools USA Inc., (Restricted, cost — $467,033, acquired 4/15/21), 3.250% (1-Month USD-LIBOR + 2.750%) due 10/19/27(n)	$458,493
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost — $432,164, acquired 8/18/16), 1.937% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	426,206
530,000	NR	Hunter Douglas Inc., (Restricted, cost — $527,361, acquired 2/9/22), due 2/9/29(n)(o)	523,046
290,386	NR	Icon Public Limited Company, (Restricted, cost — $289,076, acquired 6/16/21), 2.750% (3-Month USD-LIBOR + 2.250%) due 7/3/28(n)	287,508
72,350	NR	Icon Public Limited Company, (Restricted, cost — $72,023, acquired 6/16/21), 2.750% (3-Month USD-LIBOR + 2.250%) due 7/3/28(n)	71,633
162,988	NR	iHeartCommunications Inc., (Restricted, cost — $162,857, acquired 1/29/20), 3.209% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	161,402
280,000	NR	II-VI Inc., (Restricted, cost — $278,350, acquired 12/8/21), due 12/8/28(n)(o)	277,726
139,300	NR	INEOS Styrolution Group GmbH, (Restricted, cost — $139,985, acquired 2/19/21), 3.250% (1-Month USD-LIBOR + 2.750%) due 1/29/26(n)	137,995
184,815	NR	Jane Street Group LLC, (Restricted, cost — $184,620, acquired 1/21/21), 2.959% (1-Month USD-LIBOR + 2.750%) due 1/26/28(n)	182,793
388,050	NR	Jazz Pharmaceuticals Public Limited Co., (Restricted, cost — $386,340, acquired 4/22/21), 4.000% (1-Month USD-LIBOR + 3.500%) due 5/5/28(n)	387,177
382,876	NR	Level 3 Financing Inc., (Restricted, cost — $382,703, acquired 4/17/19), 1.959% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	374,434
214,384	NR	LifePoint Health Inc., (Restricted, cost — $213,049, acquired 8/16/19), 3.959% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	212,402
150,000	NR	Medline Borrower LP, (Restricted, cost — $150,188, acquired 9/30/21), 3.750% due 10/23/28(n)(o)	148,711
390,000	NR	Medline Borrower LP, (Restricted, cost — $388,512, acquired 9/30/21), 3.750% (1-Month USD-LIBOR + 3.250%) due 10/23/28(n)	386,648
89,425	NR	Michaels Companies Inc., (Restricted, cost — $88,642, acquired 4/8/21), 5.000% (3-Month USD-LIBOR + 4.250%) due 4/15/28(n)	83,451
490,185	NR	Nexstar Media Inc., (Restricted, cost — $489,326, acquired 8/16/19), 2.606% (1-Month USD-LIBOR + 2.500%) due 9/18/26(n)	488,278
129,055	NR	Numericable U.S. LLC, (Restricted, cost — $128,902, acquired 10/6/17), 3.927% (3-Month USD-LIBOR + 3.688%) due 1/31/26(n)	127,362
113,265	NR	PCI Gaming Authority, (Restricted, cost — $113,431, acquired 5/15/19), 2.709% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	112,345
347,375	NR	Phoenix Guarantor Inc., (Restricted, cost — $347,375, acquired 2/23/21), 3.662% (1-Month USD-LIBOR + 3.500%) due 3/5/26(n)	344,162
678,300	NR	Pilot Travel Centers LLC, (Restricted, cost — $675,180, acquired 7/29/21), 2.209% (1-Month USD-LIBOR + 2.000%) due 8/4/28(n)	668,763
401,914	NR	Prime Security Services Borrower LLC, (Restricted, cost — $403,996, acquired 4/22/19), 3.500% (3-Month USD-LIBOR + 2.750%) due 9/23/26(n)	398,120
170,000	NR	QUIKRETE Holdings Inc., (Restricted, cost — $168,851, acquired 6/11/21), due 6/11/28(n)(o)	168,685
208,425	NR	Rackspace Technology Global Inc., (Restricted, cost — $208,982, acquired 2/19/21), 3.500% (1-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 2/15/28(n)	202,765
339,150	NR	RealPage Inc., (Restricted, cost — $339,318, acquired 2/18/21), 3.750% (1-Month USD-LIBOR + 3.250%) due 4/24/28(n)	336,016
396,500	NR	Reynolds Consumer Products LLC, (Restricted, cost — $397,956, acquired 2/18/20), 1.959% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	391,516
313,945	NR	Scientific Games International Inc., (Restricted, cost — $313,862, acquired 2/14/18), 2.959% (1-Month USD-LIBOR + 2.750%) due 8/14/24(n)	312,259
1,650,000	NR	Setanta Aircraft Leasing DAC, (Restricted, cost — $1,649,668, acquired 11/30/21), 2.140% (6-Month USD-LIBOR + 2.000%) due 11/5/28(n)	1,642,525
360,000	NR	Sotera Health Holdings LLC, (Restricted, cost — $362,813, acquired 1/20/21), 3.250% (3-Month USD-LIBOR + 2.750%) due 12/11/26(n)	356,026
299,246	NR	Sunshine Luxembourg VII Sarl, 4.500% (3-Month USD-LIBOR + 3.750%) due 10/1/26	298,200
566,129	NR	Trans Union LLC, due 12/1/28(o)	560,703

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.6% — (continued)
$19,798	NR	TransDigm Inc., (Restricted, cost — $19,564, acquired 2/9/21), 2.459% (1-Month USD-LIBOR + 2.250%) due 12/9/25(n)	$19,500
404,962	NR	UFC Holdings LLC, (Restricted, cost — $407,999, acquired 4/30/19), 3.500% (3-Month USD-LIBOR + 2.750%) due 4/29/26(n)	400,352
466,475	NR	United AirLines Inc., (Restricted, cost — $468,976, acquired 4/14/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 4/21/28(n)	465,113
150,000	NR	VFH Parent LLC, (Restricted, cost — $149,730, acquired 1/7/22), 3.500% (3-Month USD-CME Term SOFR + 3.000%) due 1/13/29(n)	149,039
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost — $427,781, acquired 4/30/19), 2.691% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	423,657
80,000	NR	Zayo Group Holdings Inc., (Restricted, cost — $80,088, acquired 2/19/21), 3.209% (1-Month USD-LIBOR + 3.000%) due 3/9/27(n)	78,361

		TOTAL SENIOR LOANS (Cost — $21,784,361)	21,605,392

ASSET-BACKED SECURITIES — 1.1%

Automobiles — 0.3%
		Credit Acceptance Auto Loan Trust:
301,296	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(b)	302,437
410,000	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(b)	402,526
320,000	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(b)	312,600
470,000	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(b)	461,408
920,000	Aaa(c)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(b)	895,205
870,000	Aaa(c)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	856,409
107,065	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	107,410

		Total Automobiles	3,337,995

Credit Cards — 0.0%
300,000	NR	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.200% due 9/21/26(b)(f)	299,752

Student Loans — 0.8%
146,741	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(b)	148,653
		ECMC Group Student Loan Trust:
168,821	Aaa(c)	Series 2016-1A, Class A, 1.537% (1-Month USD-LIBOR + 1.350%) due 7/26/66(b)(d)	171,699
1,144,853	Aaa(c)	Series 2017-2A, Class A, 1.237% (1-Month USD-LIBOR + 1.050%) due 5/25/67(b)(d)	1,152,950
73,214	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.441% (1-Month USD-LIBOR + 1.250%) due 2/15/29(b)(d)	73,338
1,315,441	Aaa(c)	Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.110% due 2/18/70(b)	1,257,053
		Navient Student Loan Trust:
1,112,267	AA+	Series 2017-2A, Class A, 1.237% (1-Month USD-LIBOR + 1.050%) due 12/27/66(b)(d)	1,111,847
1,300,000	AA+	Series 2017-3A, Class A3, 1.237% (1-Month USD-LIBOR + 1.050%) due 7/26/66(b)(d)	1,300,586
198,176	AAA	Series 2017-4A, Class A2, 0.687% (1-Month USD-LIBOR + 0.500%) due 9/27/66(b)(d)	198,335
201,406	Aaa(c)	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.360% due 4/20/62(b)	193,465
388,167	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 4.941% (1-Month USD-LIBOR + 4.750%) due 10/15/41(b)(d)	430,780
		SLM Student Loan Trust:
780,000	AA+	Series 2003-10A, Class A4, 0.873% (3-Month USD-LIBOR + 0.670%) due 12/17/68(b)(d)	776,506
817,599	AAA	Series 2005-5, Class A4, 0.398% (3-Month USD-LIBOR + 0.140%) due 10/25/28(d)	814,283
		SMB Private Education Loan Trust:
738	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(b)	738
545,000	AAA	Series 2015-C, Class A3, 2.141% (1-Month USD-LIBOR + 1.950%) due 8/16/32(b)(d)	550,570
31,755	Aaa(c)	Series 2016-A, Class A2A, 2.700% due 5/15/31(b)	31,925
107,380	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(b)	107,421
63,452	AAA	Series 2017-B, Class A2B, 0.941% (1-Month USD-LIBOR + 0.750%) due 10/15/35(b)(d)	63,296

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 0.8% — (continued)
$262,280	AAA	Series 2018-A, Class A2B, 0.991% (1-Month USD-LIBOR + 0.800%) due 2/15/36(b)(d)	$261,399
307,995	Aaa(c)	Series 2018-B, Class A2A, 3.600% due 1/15/37(b)	313,218
375,833	AAA	Series 2018-C, Class A2B, 0.941% (1-Month USD-LIBOR + 0.750%) due 11/15/35(b)(d)	375,882
87,742	AAA	Series 2020-A, Class A2B, 1.021% (1-Month USD-LIBOR + 0.830%) due 9/15/37(b)(d)	86,918
701,449	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(b)	689,350
730,000	Aaa(c)	Series 2021-A, Class A2B, 1.590% due 1/15/53(b)	711,839
240,000	Aa2(c)	Series 2021-A, Class B, 2.310% due 1/15/53(b)	231,611
154,380	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(b)	155,836

		Total Student Loans	11,209,498

		TOTAL ASSET-BACKED SECURITIES (Cost — $15,053,693)	14,847,245

MUNICIPAL BONDS — 0.3%

California — 0.1%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	666,966
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	33,262
266,000	AA	Series AQ, 4.767% due 5/15/15	346,004

		Total California	1,046,232

New Jersey — 0.1%
570,000	Aa3(c)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	620,450
85,000	BBB	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	116,864

		Total New Jersey	737,314

New York — 0.1%
		City of New York:
375,000	AA	GO, Series A, 3.000% due 8/1/34	382,596
500,000	AA	Series G-1, 5.968% due 3/1/36	657,640
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	84,763
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	408,699

		Total New York	1,533,698

Texas — 0.0%
350,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	333,926
70,000	AAA	State of Texas, GO, 2.754% due 10/1/41	68,165

		Total Texas	402,091

Virginia — 0.0%
122,340	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	125,732

		TOTAL MUNICIPAL BONDS (Cost — $3,746,489)	3,845,067

Shares/Units

COMMON STOCK — 0.0%

Wireless Telecommunication Services — 0.0%
11,265		Intelsat Emergence SA*(g) (Cost — $848,528)	383,714

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Shares/Units		Rating††	Security	Value

RIGHT — 0.0%

Luxembourg — 0.0%
$2,358			Intelsat Jackson Holdings SA*(g) (Cost — $0)	$—

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,365,881,396)	1,332,522,361

Face Amount†

SHORT-TERM INVESTMENTS — 7.4%

SOVEREIGN BOND — 0.4%
485,000,000	JPY	NR	Japan Treasury Discount Bills, (0.162)% due 3/7/22(p) (Cost — $4,265,182)	4,220,844

TIME DEPOSITS — 3.5%
188,991	AUD		ANZ National Bank — London, (0.220)% due 3/1/22	137,255
			BNP Paribas — Paris:
6,937,019			0.005% due 3/1/22	6,937,019
247,719	GBP		0.090% due 3/1/22	332,365
381,963	EUR		Citibank — London, (0.780)% due 3/1/22	428,295
33,430,393			Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	33,430,393
			Sumitomo Mitsui Banking Corp. — Tokyo:
29,819,984	JPY		(0.340)% due 3/1/22	259,406
5,302,404			0.005% due 3/1/22	5,302,404

			TOTAL TIME DEPOSITS (Cost — $46,827,137)	46,827,137

U.S. GOVERNMENT OBLIGATIONS — 3.5%
			U.S. Treasury Bills:
12,340,000			0.074% due 5/26/22(p)	12,337,826
1,530,000			0.116% due 6/9/22(p)	1,529,507
3,325,000			0.121% due 6/16/22(p)	3,323,804
8,865,000			0.252% due 7/7/22(p)	8,857,059
10,285,000			0.273% due 7/14/22(p)	10,274,471
1,110,000			0.351% due 7/21/22(p)	1,108,468
9,375,000			0.427% due 7/28/22(p)	9,358,470

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $46,789,605)	46,789,605

			TOTAL SHORT-TERM INVESTMENTS (Cost — $97,881,924)	97,837,586

			TOTAL INVESTMENTS IN SECURITIES (Cost — $1,463,763,320)	1,430,359,947

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $694,582)	866,533

			TOTAL INVESTMENTS — 108.4% (Cost — $1,464,457,902)	1,431,226,480

			Liabilities in Excess of Other Assets — (8.4)%	(111,234,067)

			TOTAL NET ASSETS — 100.0%	$1,319,992,413

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Principal only security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $169,069,452 and represents 12.8% of net assets.

(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2022.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Rating by Fitch Ratings Service.
(l)	Interest only security.
(m)	Affiliated security (See Note 2). As at February 28, 2022, total cost and total market value of affiliated securities amounted to $1,082,163 and $1,056,456, respectively.
(n)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2022, amounts to $19,865,720 and represents 1.5% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2022, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,464,457,902	$22,749,508	$(57,125,451)	$(34,375,942)

Abbreviations used in this schedule:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Incorporation
OFZ	— Federal Loan Obligations (Russian: Obligatsyi Federal’novo Zaima)
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	29.1%
Corporate Bonds & Notes	28.6
Mortgage-Backed Securities	21.0
Collateralized Mortgage Obligations	8.4
Sovereign Bonds	3.2
Senior Loans	1.5
Asset-Backed Securities	1.0
Municipal Bonds	0.3
Purchased Options	0.1
Common Stock	0.0 *
Rights	0.0
Short-Term Investments	6.8

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

At February 28, 2022, Core Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Cap Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,270,000	$2,626,360	OTC, USD ICE Swap 3-30 Year, Put	BCLY	1/19/24	2.750%	$47,165

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
191	$46,752,025	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$98.00	$108,631
255	62,388,938	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$98.75	43,031
175	42,995,313	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.00	234,062
173	42,503,938	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.38	136,238
191	46,752,025	3-Month Eurodollar June Futures, Call	GSC	6/19/23	$98.50	108,631
43	10,679,588	3-Month Eurodollar March Futures, Call	GSC	3/14/22	$99.88	269
53	13,163,213	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.50	22,194
31	7,699,238	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.63	22,087
121	29,649,538	3-Year Eurodollar Mid-Curve March Futures, Put	GSC	3/11/22	$97.88	15,881
111	14,145,563	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/25/22	$127.00	128,344

		Total Options on Futures				$819,368

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $694,582)				$866,533

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2022, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
191	$46,752,025	1-Year Eurodollar Mid-Curve June Futures, Call	GSC	6/10/22	$98.63	$25,069
255	62,388,938	1-Year Eurodollar Mid-Curve September Futures, Call	CITI	9/16/22	$99.00	25,500
383	93,705,738	1-Year Eurodollar Mid-Curve September Futures, Put	CITI	9/16/22	$97.63	248,950
120	29,397,000	2-Year Eurodollar Mid-Curve September Futures, Call	GSC	9/16/22	$98.25	63,750
120	29,397,000	2-Year Eurodollar Mid-Curve September Futures, Put	GSC	9/16/22	$98.25	141,750
175	42,995,313	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.25	166,250
173	42,503,938	3-Month Eurodollar December Futures, Call	GSC	12/19/22	$98.13	196,788
175	42,995,313	3-Month Eurodollar December Futures, Put	GSC	12/19/22	$97.25	50,313
173	42,503,938	3-Month Eurodollar December Futures, Put	GSC	12/19/22	$98.13	131,913
191	46,752,025	3-Month Eurodollar June Futures, Call	GSC	6/19/23	$98.00	207,713
36	8,811,900	3-Month Eurodollar June Futures, Put	GSC	6/19/23	$97.00	18,900
43	10,679,588	3-Month Eurodollar March Futures, Call	GSC	3/14/22	$99.75	269
76	18,875,551	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.38	14,249
121	29,649,538	3-Year Eurodollar Mid-Curve March Futures, Put	GSC	3/11/22	$97.63	3,025
43	10,679,588	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.75	43,537
92	10,881,876	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/25/22	$117.75	81,217
92	10,881,876	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/25/22	$118.00	67,563
143	16,914,220	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/25/22	$118.75	54,743
266	31,462,813	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/25/22	$120.25	24,937
91	10,763,593	U.S. Treasury 5-Year Note April Futures, Put	GSC	3/25/22	$117.25	18,485
59	7,518,813	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/25/22	$128.50	30,421
222	28,291,125	U.S. Treasury 10-Year Note May Futures, Call	GSC	4/22/22	$129.00	138,750

		Total Options on Futures				$1,754,092

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $1,504,347)				$1,754,092

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2022, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	842	12/22	$207,995,503	$206,868,875	$(1,126,628)
90-Day Eurodollar December Futures	367	12/23	90,683,250	89,781,962	(901,288)
90-Day Eurodollar June Futures	89	6/23	22,081,145	21,784,975	(296,170)
Australian Government 10-Year Bond March Futures	35	3/22	3,544,260	3,419,590	(124,670)
Euro-OAT March Futures	24	3/22	4,452,189	4,259,505	(192,684)
U.S. Treasury 2-Year Note June Futures	87	6/22	18,681,074	18,724,711	43,637
U.S. Treasury 5-Year Note June Futures	1,645	6/22	193,554,633	194,572,656	1,018,023
U.S. Treasury 10-Year Note June Futures	9	6/22	1,136,302	1,146,937	10,635
U.S. Treasury Ultra Long Bond June Futures	64	6/22	11,749,914	11,900,000	150,086

					(1,419,059)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
3-Month Euro-Euribor June Futures	76	6/22	$21,408,504	$21,400,571	$7,933
Euro-Bund March Futures	65	3/22	12,693,071	12,174,627	518,444
Japan Government 10-Year Bond March Futures	5	3/22	6,610,848	6,546,040	64,808
U.S. Treasury 2-Year Note June Futures	5	6/22	1,073,672	1,076,133	(2,461)
U.S. Treasury 5-Year Note June Futures	7	6/22	828,101	827,969	132
U.S. Treasury 10-Year Note June Futures	431	6/22	54,523,918	54,925,562	(401,644)
U.S. Treasury Long Bond June Futures	89	6/22	13,786,959	13,945,188	(158,229)
U.S. Treasury Ultra Long Bond June Futures	16	6/22	2,949,387	2,975,000	(25,613)
U.S. Ultra Long Bond June Futures	69	6/22	9,660,198	9,751,640	(91,442)

					(88,072)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,507,131)

At February 28, 2022, Core Fixed Income Fund had deposited cash of $7,631,946 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2022, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	6,473,202	USD	4,641,260	CITI	$4,704,632	4/19/22	$63,372
Brazilian Real	174,640	USD	30,241	CITI	33,396	4/19/22	3,155
British Pound	1,655,489	USD	2,244,264	CITI	2,221,683	4/19/22	(22,581)
Canadian Dollar	17,102,103	USD	13,479,649	CITI	13,492,741	4/19/22	13,092
Euro	330,000	USD	374,996	CITI	370,752	4/19/22	(4,244)
Euro	350,000	USD	402,162	CITI	393,222	4/19/22	(8,940)
Indonesian Rupiah	23,436,280,400	USD	1,616,128	CITI	1,625,787	4/19/22	9,659
Japanese Yen	521,992,622	USD	4,511,511	CITI	4,545,817	4/19/22	34,306
Russian Ruble	392,836,970	USD	5,113,633	CITI	3,476,033	4/19/22	(1,637,600)
South African Rand	8,680,000	USD	544,422	CITI	561,016	4/19/22	16,594

							(1,533,187)

Contracts to Sell:
Chinese Offshore Renminbi	14,290,752	USD	2,245,707	CITI	2,254,267	4/19/22	(8,560)
Euro	909,627	USD	1,029,480	CITI	1,021,957	4/19/22	7,523
Japanese Yen	485,000,000	USD	4,272,571	GSC	4,219,397	3/7/22	53,174
Mexican Peso	24,890,000	USD	1,187,443	CITI	1,204,887	4/19/22	(17,444)
Mexican Peso	18,500,000	USD	889,051	CITI	895,557	4/19/22	(6,506)
Mexican Peso	140,000	USD	6,728	CITI	6,777	4/19/22	(49)
Mexican Peso	6,912,905	USD	332,053	CITI	334,643	4/19/22	(2,590)
Russian Ruble	138,986,597	USD	1,799,668	CITI	1,229,828	4/19/22	569,840

							595,388

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(937,799)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2022, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL	18,325,000	$(272,692)	$7,443	$(280,135)

At February 28, 2022, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.450%	5/15/27	6-Month	USD	3,581,000	$243,199	$(18,214)	$261,413
Receive	3-Month USD-LIBOR	1.250%	2/15/28	6-Month	USD	5,730,000	192,181	5,733	186,448
Receive	3-Month USD-LIBOR	1.350%	2/15/28	6-Month	USD	10,365,000	288,306	(37,165)	325,471
Receive	3-Month USD-LIBOR	1.630%	2/15/47	6-Month	USD	263,000	18,849	(2,889)	21,738
Receive	3-Month USD-LIBOR	1.671%	7/9/51	6-Month	USD	1,672,000	105,153	(7,118)	112,271
Receive	3-Month USD-LIBOR	2.000%	6/3/51	6-Month	USD	85,000	(1,264)	90	(1,354)
Receive	Secured Overnight Financing Rate	1.130%	8/15/28	12-Month	USD	15,832,000	420,553	89,227	331,326
Receive	Secured Overnight Financing Rate	1.520%	2/15/47	12-Month	USD	5,749,000	221,178	25,203	195,975
Receive	Secured Overnight Financing Rate	1.630%	5/15/47	12-Month	USD	6,870,000	120,830	306,223	(185,393)
Receive	Secured Overnight Financing Rate	1.729%	2/15/47	12-Month	USD	1,505,000	(6,428)	—	(6,428)
Receive	Secured Overnight Financing Rate	1.733%	10/20/31	12-Month	USD	4,090,000	(342)	16,150	(16,492)
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	161,299	—	161,299

							$1,763,514	$377,240	$1,386,274

At February 28, 2022, Core Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year United States Consumer Price Index for All Urban Consumers	0.028%	10/20/31	USD	4,090,000	$(154,519)	$3,529	$(158,048)
Receive	1-Year United States Consumer Price Index for All Urban Consumers	0.030%	10/20/26	USD	4,090,000	147,071	(2,141)	149,212

						$(7,448)	$1,388	$(8,836)

At February 28, 2022, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 37 5-Year Index, NR	(5.000)%	12/20/26	3-Month	3.636%	USD	1,030,000	$(68,628)	$(99,782)	$31,154

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2022, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,493,405 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
BRL	— Brazilian Real	CITI	— Citigroup Global Markets Inc.
EUR	— Euro	GSC	— Goldman Sachs & Co.
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

See pages 275-276 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.6%

Advertising — 0.2%
$300,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$311,480

Aerospace/Defense — 0.6%
391,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	383,982
495,000	B	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	514,057
280,000	B-	TransDigm Inc., Company Guaranteed Notes, 4.625% due 1/15/29	265,501

		Total Aerospace/Defense	1,163,540

Agriculture — 0.0%
50,000	B-	Vector Group Ltd., Company Guaranteed Notes, 10.500% due 11/1/26(a)	51,421

Airlines — 2.7%
170,000	BB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	165,560
350,000	CCC	American Airlines Group Inc., Company Guaranteed Notes, 3.750% due 3/1/25(a)	326,375
886,000	B	American Airlines Inc., Senior Secured Notes, 11.750% due 7/15/25(a)	1,076,756
		American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes:
118,000	Ba2(b)	5.500% due 4/20/26(a)	120,950
301,000	Ba2(b)	5.750% due 4/20/29(a)	308,299
120,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	133,480
370,000	Baa1(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	386,539
269,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	272,680
490,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	517,504
370,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	344,470
312,747	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	340,269
181,440	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	185,526
		United Airlines Inc., Senior Secured Notes:
423,000	BB-	4.375% due 4/15/26(a)	423,745
512,000	BB-	4.625% due 4/15/29(a)	499,556

		Total Airlines	5,101,709

Auto Manufacturers — 2.0%
		Ford Motor Co., Senior Unsecured Notes:
200,000	BB+	9.000% due 4/22/25	232,125
190,000	BB+	3.250% due 2/12/32	179,484
1,141,000	BB+	4.750% due 1/15/43	1,105,024
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000	BB+	4.542% due 8/1/26	309,405
300,000	BB+	2.900% due 2/16/28	284,609
320,000	BB+	5.113% due 5/3/29	337,870
550,000	BB+	4.000% due 11/13/30	546,524
500,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	519,500
295,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	282,747

		Total Auto Manufacturers	3,797,288

Auto Parts & Equipment — 1.0%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
330,000	B+	6.500% due 4/1/27	337,755
540,000	B+	5.000% due 10/1/29	513,130
690,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	640,837
302,000	B-	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	312,570

		Total Auto Parts & Equipment	1,804,292

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Banks — 0.9%
$230,000	B+	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	$245,812
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	225,875
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	BB-	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	232,013
200,000	BB-	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	204,010
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	325,873
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	518,494

		Total Banks	1,752,077

Beverages — 0.1%
268,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	247,415

Biotechnology — 0.1%
270,000	NR	Halozyme Therapeutics Inc., Senior Unsecured Notes, 0.250% due 3/1/27(a)	235,575

Building Materials — 1.2%
190,000	B-	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	182,146
194,000	CCC	CP Atlas Buyer Inc., Senior Unsecured Notes, 7.000% due 12/1/28(a)	175,153
190,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	181,413
570,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	536,347
320,000	B+	SRM Escrow Issuer LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	319,632
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	253,886
248,000	BB	4.375% due 7/15/30(a)	235,190
380,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	381,921

		Total Building Materials	2,265,688

Chemicals — 0.9%
471,000	B+	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	435,934
240,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	227,400
451,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	458,633
300,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	295,361
290,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	292,684
36,000	B	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	34,152

		Total Chemicals	1,744,164

Coal — 0.5%
516,000	BB	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	495,742
375,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	392,370

		Total Coal	888,112

Commercial Services — 7.8%
290,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 8/1/29(a)	273,921
300,000	BB-	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	268,907
290,000	CCC-	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	262,450
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
170,000	B	Senior Secured Notes, 6.625% due 7/15/26(a)	174,301
545,000	CCC+	Senior Unsecured Notes, 6.000% due 6/1/29(a)	507,526
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes:
640,000	B	4.625% due 6/1/28(a)	605,224

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Commercial Services — 7.8% — (continued)
$288,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	$286,858
505,000	CCC	APX Group Inc., Company Guaranteed Notes, 5.750% due 7/15/29(a)	453,533
240,000	BB	Block Inc., Senior Unsecured Notes, 3.500% due 6/1/31(a)	225,739
500,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	488,845
290,000	B+	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	274,043
90,000	NR	Chegg Inc., Senior Unsecured Notes, zero coupon due 9/1/26	73,800
		CoreCivic Inc., Company Guaranteed Notes:
80,000	BB-	4.625% due 5/1/23	80,119
520,000	BB-	8.250% due 4/15/26	528,785
455,000	B-	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	466,989
		Garda World Security Corp.:
318,000	B	Senior Secured Notes, 4.625% due 2/15/27(a)	308,568
401,000	CCC+	Senior Unsecured Notes, 6.000% due 6/1/29(a)	364,379
350,000	BB+	Gartner Inc., Company Guaranteed Notes, 3.625% due 6/15/29(a)	340,197
464,000	B	Hertz Corp. (The), Company Guaranteed Notes, 5.000% due 12/1/29(a)	433,406
355,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	350,272
349,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	342,369
505,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	470,296
465,000	B	MoneyGram International Inc., Senior Secured Notes, 5.375% due 8/1/26(a)	486,041
1,166,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	1,053,609
396,000	BB	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 5.875% due 10/1/30(a)	380,916
860,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	749,374
		Prime Security Services Borrower LLC/Prime Finance Inc.:
840,000	B-	Secured Notes, 6.250% due 1/15/28(a)	811,604
515,000	BB-	Senior Secured Notes, 3.375% due 8/31/27(a)	477,187
469,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	451,143
562,000	B	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	538,820
400,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	417,000
260,000	B+	Sotheby’s/Bidfair Holdings Inc., Senior Secured Notes, 5.875% due 6/1/29(a)	257,725
342,000	CCC+	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	345,237
60,000	B+	Terminix Co. LLC (The), Senior Unsecured Notes, 7.450% due 8/15/27	70,423
425,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	400,475
430,000	BB	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	447,959
165,000	BB-	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	138,901
150,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	147,909

		Total Commercial Services	14,754,850

Computers — 0.9%
505,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	475,263
200,000	B1(b)	CA Magnum Holdings, Senior Secured Notes, 5.375% due 10/31/26(a)	200,750
520,000	CCC+	Condor Merger Sub Inc., Senior Unsecured Notes, 7.375% due 2/15/30(a)	502,780
200,000	B+	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	197,021
330,000	B-	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	337,425

		Total Computers	1,713,239

Cosmetics/Personal Care — 0.3%
665,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	625,609

Distribution/Wholesale — 0.6%
113,566	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)	131,430
753,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	705,625
190,000	(P)BB	Ritchie Bros Holdings Inc., Company Guaranteed Notes, 4.750% due 12/15/31(a)	189,078

		Total Distribution/Wholesale	1,026,133

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Diversified Financial Services — 4.8%
$300,000	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	$308,223
160,000	BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.300% due 1/30/32	152,047
90,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	89,877
500,000	CCC	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	496,038
724,000	BB-	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	751,139
652,000	B-	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	598,233
250,000	BB+	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	220,625
500,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26(a)	516,267
508,000	CCC+	Curo Group Holdings Corp., Senior Secured Notes, 7.500% due 8/1/28(a)	451,767
348,000	Ba2(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	360,598
400,000	B-	Enova International Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	398,710
1,078,721	B1(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	1,026,592
256,000	BB-	goeasy Ltd., Company Guaranteed Notes, 4.375% due 5/1/26(a)	251,666
150,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	146,530
		LD Holdings Group LLC, Company Guaranteed Notes:
350,000	B+	6.500% due 11/1/25(a)	333,119
270,000	B+	6.125% due 4/1/28(a)	241,294
396,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	396,036
		Midcap Financial Issuer Trust, Senior Unsecured Notes:
300,000	B+	6.500% due 5/1/28(a)	292,743
210,000	B+	5.625% due 1/15/30(a)	192,012
523,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	500,069
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
375,000	BB+	3.625% due 3/1/29(a)	351,821
660,000	BB+	3.875% due 3/1/31(a)	618,955
127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	133,194
310,000	B-	VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Unsecured Notes, 6.375% due 2/1/30(a)	295,591

		Total Diversified Financial Services	9,123,146

Electric — 1.5%
398,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	369,065
115,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	107,689
352,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	354,335
		NRG Energy Inc., Company Guaranteed Notes:
255,000	BB+	5.750% due 1/15/28	261,054
230,000	BB+	3.625% due 2/15/31(a)	211,854
520,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	508,648
		Talen Energy Supply LLC, Senior Secured Notes:
40,000	B	7.250% due 5/15/27(a)	35,673
410,000	B	6.625% due 1/15/28(a)	356,358
508,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	515,039

		Total Electric	2,719,715

Electrical Components & Equipment — 0.4%
527,000	B	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	476,276
360,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	357,748

		Total Electrical Components & Equipment	834,024

Electronics — 0.6%
481,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	467,272
310,000	BB+	Sensata Technologies BV, Company Guaranteed Notes, 4.000% due 4/15/29(a)	298,144
475,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	438,993

		Total Electronics	1,204,409

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Energy — Alternate Sources — 0.2%
$470,000	B-	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	$430,959

Engineering & Construction — 0.5%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	279,197
240,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	225,497
499,000	B-	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	490,993

		Total Engineering & Construction	995,687

Entertainment — 2.8%
748,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	744,410
470,000	CCC-	AMC Entertainment Holdings Inc., Secured Notes, 10.000% due 6/15/26(a)	435,568
400,000	B	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	396,400
234,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	231,919
		Caesars Entertainment Inc.:
471,000	B	Senior Secured Notes, 6.250% due 7/1/25(a)	488,740
310,000	CCC+	Senior Unsecured Notes, 4.625% due 10/15/29(a)	295,368
265,000	B	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(a)	261,290
250,000	NR	DraftKings Inc., Senior Unsecured Notes, zero coupon due 3/15/28(a)	189,625
		Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
282,000	CCC+	5.625% due 9/1/29(a)	256,187
282,000	CCC+	5.875% due 9/1/31(a)	254,162
475,000	B	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	471,590
		SeaWorld Parks & Entertainment Inc.:
430,000	B-	Company Guaranteed Notes, 5.250% due 8/15/29(a)	418,841
375,000	BB-	Senior Secured Notes, 8.750% due 5/1/25(a)	394,479
167,000	BB-	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	163,896
238,000	B+	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	248,733

		Total Entertainment	5,251,208

Environmental Control — 0.6%
		Covanta Holding Corp., Company Guaranteed Notes:
379,000	B	4.875% due 12/1/29(a)	363,133
253,000	B	5.000% due 9/1/30	243,436
512,000	B+	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	504,942

		Total Environmental Control	1,111,511

Food — 2.1%
400,000	BB	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	414,052
600,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	522,654
		Kraft Heinz Foods Co., Company Guaranteed Notes:
40,000	BB+	5.000% due 6/4/42	44,150
40,000	BB+	5.200% due 7/15/45	45,333
619,000	BB+	4.375% due 6/1/46	634,475
200,000	BB+	5.500% due 6/1/50	240,500
425,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	478,401
510,000	B+	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	519,603
373,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	351,980
847,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	785,631

		Total Food	4,036,779

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Forest Products & Paper — 0.3%
$355,000	BB	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	$337,016
245,000	BB	Sylvamo Corp., Company Guaranteed Notes, 7.000% due 9/1/29(a)	245,845

		Total Forest Products & Paper	582,861

Healthcare — Products — 0.6%
		Mozart Debt Merger Sub Inc.:
480,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	453,703
770,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	736,428

		Total Healthcare — Products	1,190,131

Healthcare — Services — 2.7%
505,000	B	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.000% due 4/15/29(a)	499,326
150,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	131,130
190,000	CCC+	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	168,894
10,000	BBB-	Centene Corp., Senior Unsecured Notes, 3.375% due 2/15/30	9,610
		CHS/Community Health Systems Inc.:
		Secured Notes:
208,000	CCC	6.875% due 4/15/29(a)	201,933
442,000	CCC	6.125% due 4/1/30(a)	411,608
450,000	B	Senior Secured Notes, 5.625% due 3/15/27(a)	451,604
340,000	B+	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	326,959
		HCA Inc., Company Guaranteed Notes:
675,000	BB-	3.500% due 9/1/30	669,263
230,000	BB-	7.500% due 11/6/33	300,894
110,000	BB-	7.500% due 11/15/95	138,050
343,000	B	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	325,440
160,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	159,874
110,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	115,489
56,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	56,266
		Tenet Healthcare Corp., Senior Secured Notes:
342,000	B+	4.875% due 1/1/26(a)	343,313
360,000	B+	4.625% due 6/15/28(a)	352,383
320,000	CCC	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	318,923

		Total Healthcare — Services	4,980,959

Home Builders — 0.7%
282,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	279,462
		Forestar Group Inc., Company Guaranteed Notes:
180,000	BB-	3.850% due 5/15/26(a)	170,774
180,000	BB-	5.000% due 3/1/28(a)	173,989
225,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	225,869
400,000	BB	Mattamy Group Corp., Senior Unsecured Notes, 5.250% due 12/15/27(a)	402,004

		Total Home Builders	1,252,098

Insurance — 0.9%
400,000	B-	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	381,502
448,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, (7.625% cash or 8.375% PIK), due 10/15/25(a)(e)	463,744
282,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	303,469
516,000	BB-	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	497,414

		Total Insurance	1,646,129

Internet — 1.1%
310,000	B	Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	288,486
120,000	B	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	113,765

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Internet — 1.1% — (continued)
$300,000	B	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	$268,226
720,000	B	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	708,253
		Match Group Holdings II LLC, Senior Unsecured Notes:
200,000	BB	4.625% due 6/1/28(a)	200,946
210,000	BB	3.625% due 10/1/31(a)	196,144
200,000	B-	Photo Holdings Merger Sub Inc., Senior Secured Notes, 8.500% due 10/1/26(a)	198,976
50,000	NR	Twitter Inc., Senior Unsecured Notes, zero coupon due 3/15/26(a)	43,325

		Total Internet	2,018,121

Investment Companies — 0.1%
180,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	174,209

Iron/Steel — 1.1%
		Allegheny Technologies Inc., Senior Unsecured Notes:
177,000	B	4.875% due 10/1/29	171,468
340,000	B	5.125% due 10/1/31	331,026
		Cleveland-Cliffs Inc.:
238,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	230,061
294,000	B-	Senior Unsecured Notes, 6.250% due 10/1/40	297,502
500,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	468,600
475,000	Ba3(b)	Mineral Resources Ltd., Senior Unsecured Notes, 8.125% due 5/1/27(a)	500,828

		Total Iron/Steel	1,999,485

Leisure Time — 3.4%
		Carnival Corp.:
455,000	B	Company Guaranteed Notes, 6.000% due 5/1/29(a)	439,714
830,000	B	Senior Unsecured Notes, 5.750% due 3/1/27(a)	808,250
40,000	NR	Liberty TripAdvisor Holdings Inc., Senior Unsecured Notes, 0.500% due 6/30/51(a)	32,365
271,000	B-	Lindblad Expeditions LLC, Senior Secured Notes, 6.750% due 2/15/27(a)	272,673
		NCL Corp., Ltd.:
		Company Guaranteed Notes:
308,000	B-	5.875% due 3/15/26(a)	298,298
50,000	NR	2.500% due 2/15/27(a)	46,425
280,000	B+	Senior Secured Notes, 5.875% due 2/15/27(a)	280,175
		Senior Unsecured Notes:
818,000	B-	3.625% due 12/15/24(a)	767,910
482,000	B-	7.750% due 2/15/29(a)	497,058
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
500,000	B	4.250% due 7/1/26(a)	474,292
472,000	B	5.500% due 4/1/28(a)	463,171
		Viking Cruises Ltd.:
194,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	181,132
429,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	477,308
709,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	671,076
666,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	635,151

		Total Leisure Time	6,344,998

Lodging — 2.1%
350,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	351,447
		Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
430,000	B-	Company Guaranteed Notes, 4.875% due 7/1/31(a)	408,924
191,000	B-	Senior Unsecured Notes, 5.000% due 6/1/29(a)	187,468
675,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	586,980
		Sands China Ltd., Senior Unsecured Notes:
200,000	BB+	3.800% due 1/8/26	191,556
400,000	BB+	3.250% due 8/8/31(a)	326,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Lodging — 2.1% — (continued)
$486,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	$508,652
		Wynn Macau Ltd., Senior Unsecured Notes:
645,000	B+	5.625% due 8/26/28(a)	562,634
930,000	B+	5.125% due 12/15/29(a)	790,500

		Total Lodging	3,914,161

Machinery — Construction & Mining — 0.2%
340,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	312,411

Machinery — Diversified — 0.1%
128,000	B+	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 4.125% due 12/15/28(a)	123,516

Media — 6.4%
		Altice Financing SA, Senior Secured Notes:
1,000,000	B	5.000% due 1/15/28(a)	902,190
400,000	B	5.750% due 8/15/29(a)	364,996
525,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	511,316
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
838,000	BB	4.750% due 3/1/30(a)	822,719
240,000	BB	4.500% due 8/15/30(a)	230,206
240,000	BB	4.750% due 2/1/32(a)	233,332
570,000	BB	4.500% due 5/1/32	541,377
		CSC Holdings LLC:
		Company Guaranteed Notes:
340,000	BB	5.375% due 2/1/28(a)	331,500
340,000	BB	4.500% due 11/15/31(a)	309,876
		Senior Unsecured Notes:
1,145,000	B+	5.750% due 1/15/30(a)	1,011,192
265,000	B+	4.625% due 12/1/30(a)	221,139
470,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	470,747
		DISH DBS Corp.:
1,320,000	B-	Company Guaranteed Notes, 7.750% due 7/1/26	1,338,275
410,000	B+	Senior Secured Notes, 5.750% due 12/1/28(a)	393,221
65,000	CCC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	59,117
280,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	278,376
330,000	B	Gray Television Inc., Company Guaranteed Notes, 4.750% due 10/15/30(a)	309,819
400,000	B+	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	398,920
44,000	NR	Liberty Latin America Ltd., Senior Unsecured Notes, 2.000% due 7/15/24	40,920
		News Corp.:
130,000	BB+	Company Guaranteed Notes, 5.125% due 2/15/32(a)	133,134
265,000	BB+	Senior Unsecured Notes, 3.875% due 5/15/29(a)	254,201
587,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29	586,519
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	187,708
50,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	68,277
		Univision Communications Inc., Senior Secured Notes:
240,000	B+	9.500% due 5/1/25(a)	252,910
570,000	B+	6.625% due 6/1/27(a)	592,031
527,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	504,081
200,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	199,231
167,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	166,368
340,000	B	Virgin Media Vendor Financing Notes IV DAC, Senior Unsecured Notes, 5.000% due 7/15/28(a)	323,388

		Total Media	12,037,086

Metal Fabricate/Hardware — 0.2%
120,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	105,126

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Metal Fabricate/Hardware — 0.2% — (continued)
$340,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	$328,525

		Total Metal Fabricate/Hardware	433,651

Mining — 1.4%
		First Quantum Minerals Ltd., Company Guaranteed Notes:
360,000	B+	7.500% due 4/1/25(a)	368,341
480,000	B+	6.875% due 10/15/27(a)	509,357
456,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.500% due 9/15/27(a)	456,766
570,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	655,842
		Hudbay Minerals Inc., Company Guaranteed Notes:
120,000	B	4.500% due 4/1/26(a)	116,094
585,000	B	6.125% due 4/1/29(a)	598,973

		Total Mining	2,705,373

Miscellaneous Manufacturers — 0.0%
10,402	B-(f)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, (5.000% cash and 5.000% PIK or 10.000% cash), due 8/15/26(a)(e)	10,872

Oil & Gas — 7.9%
435,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	443,935
		Apache Corp., Senior Unsecured Notes:
154,000	BB+	4.375% due 10/15/28	156,185
60,000	BB+	7.750% due 12/15/29	69,964
376,000	BB+	4.250% due 1/15/30	379,467
620,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	611,401
625,000	BB-	California Resources Corp., Company Guaranteed Notes, 7.125% due 2/1/26(a)	650,725
20,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	20,577
376,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	371,018
580,000	B	Colgate Energy Partners III LLC, Senior Unsecured Notes, 5.875% due 7/1/29(a)	598,102
		Comstock Resources Inc., Company Guaranteed Notes:
4,000	B+	7.500% due 5/15/25(a)	4,096
190,000	B+	5.875% due 1/15/30(a)	184,640
489,000	B+	Crescent Energy Finance LLC, Company Guaranteed Notes, 7.250% due 5/1/26(a)	488,663
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
120,000	BB	6.625% due 7/15/25(a)	125,555
388,000	BB	5.750% due 1/30/28(a)	402,344
		EQT Corp., Senior Unsecured Notes:
230,000	BB+	5.000% due 1/15/29	243,031
100,000	BB+	3.625% due 5/15/31(a)	97,402
595,000	BB	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	599,013
765,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 7.125% due 2/1/27(a)	800,267
500,000	BB	Murphy Oil Corp., Senior Unsecured Notes, 6.375% due 7/15/28	518,738
328,000	B	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	339,072
385,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	376,004
380,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	399,950
1,050,000	B+	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	1,069,546
		Occidental Petroleum Corp., Senior Unsecured Notes:
45,000	BB+	3.500% due 8/15/29	44,963
714,000	BB+	8.875% due 7/15/30	919,914
392,000	BB+	6.125% due 1/1/31	446,500
108,000	BB+	4.625% due 6/15/45	104,152
180,000	BB+	6.600% due 3/15/46	215,386
50,000	BB+	4.100% due 2/15/47	46,330
202,000	BB+	4.200% due 3/15/48	189,202
161,000	BB+	4.400% due 8/15/49	153,182

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Oil & Gas — 7.9% — (continued)
		PBF Holding Co. LLC/PBF Finance Corp.:
$681,000	B	Company Guaranteed Notes, 6.000% due 2/15/28	$499,388
90,000	BB-	Senior Secured Notes, 9.250% due 5/15/25(a)	91,175
580,000	B	Penn Virginia Holdings LLC, Company Guaranteed Notes, 9.250% due 8/15/26(a)	592,325
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	44,919
20,000	BB-	5.750% due 2/1/29	20,731
		Range Resources Corp., Company Guaranteed Notes:
480,000	BB-	8.250% due 1/15/29	526,598
210,000	BB-	4.750% due 2/15/30(a)	205,842
346,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	343,479
		Southwestern Energy Co., Company Guaranteed Notes:
500,000	BB+	5.375% due 2/1/29	515,005
385,000	BB+	4.750% due 2/1/32	383,445
505,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	489,557

		Total Oil & Gas	14,781,788

Oil & Gas Services — 0.6%
503,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	503,584
271,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	272,522
275,000	B+	Weatherford International Ltd., Senior Secured Notes, 6.500% due 9/15/28(a)	285,044

		Total Oil & Gas Services	1,061,150

Packaging & Containers — 0.6%
280,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(e)	268,461
390,000	B+	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	366,284
		LABL Inc.:
398,000	B-	Senior Secured Notes, 5.875% due 11/1/28(a)	381,712
72,000	CCC+	Senior Unsecured Notes, 8.250% due 11/1/29(a)	67,095

		Total Packaging & Containers	1,083,552

Pharmaceuticals — 2.6%
		AdaptHealth LLC, Company Guaranteed Notes:
30,000	B	4.625% due 8/1/29(a)	27,099
550,000	B	5.125% due 3/1/30(a)	508,079
730,000	B	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(a)	740,570
170,000	BB	Bausch Health Cos Inc., Senior Secured Notes, 6.125% due 2/1/27(a)	171,623
18,000	B	Bausch Health Cos., Inc., Company Guaranteed Notes, 6.125% due 4/15/25(a)	18,101
475,000	B+	Embecta Corp., Senior Secured Notes, 5.000% due 2/15/30(a)	469,262
190,000	CCC-	Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes, 9.500% due 7/31/27(a)	185,559
210,000	B-	Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	197,178
675,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	620,359
260,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	251,233
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
400,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	394,120
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	456,012
100,000	B-	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	100,115
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
200,000	BB-	7.125% due 1/31/25	210,266
650,000	BB-	5.125% due 5/9/29	623,992

		Total Pharmaceuticals	4,973,568

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Pipelines — 6.0%
$501,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	$509,161
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
130,000	B+	7.625% due 12/15/25(a)	136,812
210,000	B+	6.625% due 7/15/26(a)	217,017
559,000	BB	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	531,953
230,000	BB+	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31	226,899
380,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	367,855
		DCP Midstream Operating LP, Company Guaranteed Notes:
475,000	BB+	5.625% due 7/15/27	510,950
80,000	BB+	6.450% due 11/3/36(a)	96,875
190,000	BB+	6.750% due 9/15/37(a)	232,342
444,000	BB+	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	434,452
90,000	BB	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	89,204
		EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	BB-	6.500% due 7/1/27(a)	52,047
230,000	BB-	5.500% due 7/15/28	226,736
170,000	BB-	6.500% due 7/15/48	166,023
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
900,000	B	6.500% due 10/1/25	878,423
226,000	B	8.000% due 1/15/27	228,825
675,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	682,212
600,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	573,963
700,000	B	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 6.750% due 1/15/27(a)	695,688
605,000	B	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	568,083
650,000	BB-	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	653,445
325,000	CCC+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/25	281,660
		NuStar Logistics LP, Company Guaranteed Notes:
100,000	BB-	5.750% due 10/1/25	104,259
350,000	BB-	6.375% due 10/1/30	355,185
140,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, 8.500% due 10/15/26(a)	139,262
320,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	306,494
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
423,000	BBB-	6.875% due 1/15/29(a)	460,998
250,000	BBB-	4.875% due 2/1/31	257,910
150,000	BBB-	4.000% due 1/15/32	148,355
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
388,000	BB	3.875% due 8/15/29(a)	380,521
250,000	BB	3.875% due 11/1/33(a)	241,126
		Western Midstream Operating LP, Senior Unsecured Notes:
90,000	BBB-	3.600% due 2/1/25	90,500
270,000	BBB-	5.500% due 8/15/48	277,290
250,000	BBB-	5.750% due 2/1/50	254,746

		Total Pipelines	11,377,271

Real Estate — 1.0%
600,000	BB-	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	627,714
420,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	428,927

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Real Estate — 1.0% — (continued)
		Kennedy-Wilson Inc., Company Guaranteed Notes:
$350,000	BB	4.750% due 3/1/29	$342,562
305,000	BB	4.750% due 2/1/30	292,230
240,000	B+	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.750% due 1/15/29(a)	238,428

		Total Real Estate	1,929,861

Real Estate Investment Trusts (REITs) — 3.5%
240,000	NR	AFC Gamma Inc., Senior Unsecured Notes, 5.750% due 5/1/27(a)	238,639
677,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	612,157
		Diversified Healthcare Trust:
		Company Guaranteed Notes:
280,000	BB	9.750% due 6/15/25	296,122
60,000	BB	4.375% due 3/1/31	51,627
300,000	BB-	Senior Unsecured Notes, 4.750% due 2/15/28	271,700
		GEO Group Inc. (The), Company Guaranteed Notes:
360,000	CCC	5.875% due 10/15/24	317,993
523,000	CCC	6.000% due 4/15/26	432,335
450,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	464,693
390,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	401,103
225,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	213,976
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
737,000	BB-	4.250% due 2/1/27(a)	718,977
130,000	BB-	4.750% due 6/15/29(a)	126,166
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
10,000	BBB-	4.625% due 8/1/29	10,055
555,000	BBB-	3.500% due 3/15/31	523,776
194,000	B+	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 5.875% due 10/1/28(a)	197,144
		Service Properties Trust:
201,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	196,980
		Senior Unsecured Notes:
333,000	B+	3.950% due 1/15/28	289,330
800,000	B+	4.375% due 2/15/30	699,416
		Starwood Property Trust Inc., Senior Unsecured Notes:
180,000	B+	4.750% due 3/15/25	182,086
200,000	B+	3.625% due 7/15/26(a)	189,594
60,000	B+	4.375% due 1/15/27(a)	58,332

		Total Real Estate Investment Trusts (REITs)	6,492,201

Retail — 5.2%
110,000	BB-	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	114,678
289,000	BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	282,311
		Bath & Body Works Inc., Company Guaranteed Notes:
40,000	BB	9.375% due 7/1/25(a)	46,854
460,000	BB	5.250% due 2/1/28	477,250
330,000	BB	6.625% due 10/1/30(a)	357,644
300,000	B+	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	216,513
333,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	341,472
830,000	CCC	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	715,373
670,000	CCC+	Carvana Co., Company Guaranteed Notes, 5.875% due 10/1/28(a)	599,164
670,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	638,718
394,000	B	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	413,127

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Retail — 5.2% — (continued)
$600,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	$600,753
122,000	B-	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	114,225
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
110,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	105,050
90,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	86,625
		FirstCash Inc., Company Guaranteed Notes:
718,000	BB	4.625% due 9/1/28(a)	678,761
354,000	BB	5.625% due 1/1/30(a)	352,101
134,000	CCC+	Foundation Building Materials Inc., Company Guaranteed Notes, 6.000% due 3/1/29(a)	124,955
		Gap Inc. (The), Company Guaranteed Notes:
345,000	BB	3.625% due 10/1/29(a)	312,484
425,000	BB	3.875% due 10/1/31(a)	379,313
199,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	190,775
		Michaels Cos Inc. (The):
40,000	B	Senior Secured Notes, 5.250% due 5/1/28(a)	37,565
370,000	CCC+	Senior Unsecured Notes, 7.875% due 5/1/29(a)	324,440
147,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	151,483
320,000	BB+	Nordstrom Inc., Senior Unsecured Notes, 5.000% due 1/15/44	283,707
538,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	475,743
302,000	B	Party City Holdings Inc., Senior Secured Notes, 8.750% due 2/15/26(a)	302,755
		PetSmart Inc./PetSmart Finance Corp.:
250,000	CCC+	Company Guaranteed Notes, 7.750% due 2/15/29(a)	263,066
250,000	BB-	Senior Secured Notes, 4.750% due 2/15/28(a)	249,732
270,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	259,863
150,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	142,678
130,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	124,214

		Total Retail	9,763,392

Software — 1.7%
110,000	BB-	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(a)	104,410
		Clarivate Science Holdings Corp.:
534,000	CCC+	Company Guaranteed Notes, 4.875% due 7/1/29(a)	503,487
100,000	B	Senior Secured Notes, 3.875% due 7/1/28(a)	94,648
250,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	229,645
380,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	357,667
768,000	CCC	Minerva Merger Sub Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	740,460
230,000	B	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	214,221
		Rackspace Technology Global Inc.:
161,000	B-	Company Guaranteed Notes, 5.375% due 12/1/28(a)	144,666
640,000	B+	Senior Secured Notes, 3.500% due 2/15/28(a)	581,491
200,000	CCC	Rocket Software Inc., Senior Unsecured Notes, 6.500% due 2/15/29(a)	185,820

		Total Software	3,156,515

Telecommunications — 4.1%
		Altice France SA, Senior Secured Notes:
400,000	B	8.125% due 2/1/27(a)	421,500
990,000	B	5.125% due 7/15/29(a)	897,173
655,000	B	5.500% due 10/15/29(a)	601,070
		CommScope Inc.:
90,000	CCC+	Company Guaranteed Notes, 8.250% due 3/1/27(a)	89,709
260,000	B	Senior Secured Notes, 4.750% due 9/1/29(a)	242,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

Telecommunications — 4.1% — (continued)
		CommScope Technologies LLC, Company Guaranteed Notes:
$200,000	CCC+	6.000% due 6/15/25(a)	$196,289
20,000	CCC+	5.000% due 3/15/27(a)	17,726
700,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	709,450
		Frontier Communications Holdings LLC:
150,000	CCC+	Secured Notes, 6.750% due 5/1/29(a)	145,875
120,000	B+	Senior Secured Notes, 5.000% due 5/1/28(a)	116,670
445,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	464,046
560,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	557,978
		Lumen Technologies Inc., Senior Unsecured Notes:
210,000	BB-	5.125% due 12/15/26(a)	195,300
400,000	BB-	5.375% due 6/15/29(a)	347,804
600,000	BB+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	833,376
		Switch Ltd., Company Guaranteed Notes:
130,000	BB	3.750% due 9/15/28(a)	123,539
130,000	BB	4.125% due 6/15/29(a)	124,666
		Telesat Canada/Telesat LLC:
267,000	B	Company Guaranteed Notes, 6.500% due 10/15/27(a)	133,944
375,000	BB-	Senior Secured Notes, 4.875% due 6/1/27(a)	266,942
		T-Mobile USA Inc., Company Guaranteed Notes:
30,000	BB+	3.500% due 4/15/31	29,485
390,000	BB+	3.500% due 4/15/31(a)	383,302
120,000	BB+	Viavi Solutions Inc., Company Guaranteed Notes, 3.750% due 10/1/29(a)	113,944
460,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	441,646
350,000	CCC+	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	325,906

		Total Telecommunications	7,780,212

Transportation — 0.5%
501,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	492,022
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	304,880
184,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	201,136

		Total Transportation	998,038

Trucking & Leasing — 0.3%
575,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(c)	606,645

		TOTAL CORPORATE BONDS & NOTES (Cost — $169,960,781)	166,920,284

SENIOR LOANS — 3.1%
58,950	NR	Acrisure LLC, (Restricted, cost — $58,846, acquired 1/31/20), 3.724% (3-Month USD-LIBOR + 3.500%) due 2/15/27(g)	58,134
29,555	NR	AmeriLife Holdings LLC, (Restricted, cost — $29,508, acquired 2/6/20), 4.106% (1-Month USD-LIBOR + 4.000%) due 3/18/27(g)	29,345
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost — $163,528, acquired 5/21/20), 1.959% (1-Month USD-LIBOR + 1.750%) due 3/11/25(g)	167,096
347,175	NR	Arctic Canadian Diamond Co., Ltd., (Restricted, cost — $347,175, acquired 2/2/21), 17.500% (3-Month USD-LIBOR + 7.500%) due 12/31/24(g)(h)	331,101
245,922	NR	Asurion LLC, (Restricted, cost — $242,101, acquired 4/8/20), 3.459% (1-Month USD-LIBOR + 3.250%) due 12/23/26(g)	242,041
48,980	NR	CMG Media Corp., (Restricted, cost — $48,812, acquired 12/12/19), 3.709% (1-Month USD-LIBOR + 3.500%) due 12/17/26(g)	48,429
225,955	NR	CommScope Inc., (Restricted, cost — $219,717, acquired 4/17/20), 3.459% (1-Month USD-LIBOR + 3.250%) due 4/6/26(g)	221,118
30,900	NR	CoreCivic Inc., (Restricted, cost — $30,035, acquired 12/12/19), 5.500% (1-Month USD-LIBOR + 4.500%) due 12/18/24(g)	30,797

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

SENIOR LOANS — 3.1% — (continued)
$590,000	NR	DCert Buyer Inc., (Restricted, cost — $588,712, acquired 6/12/21), 7.209% (1-Month USD-LIBOR + 7.000%) due 2/19/29(g)	$590,148
324,225	NR	DCert Buyer Inc., (Restricted, cost — $316,853, acquired 4/17/20), 4.209% (1-Month USD-LIBOR + 4.000%) due 10/16/26(g)	323,324
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost — $79,093, acquired 3/5/20), 7.500% (1-Month USD-LIBOR + 6.750%) due 4/7/28(g)	80,800
265,950	NR	Equinox Holdings Inc., (Restricted, cost — $261,617, acquired 6/9/20), 10.000% (3-Month USD-LIBOR + 9.000%) due 3/8/24(g)	269,939
59,039	NR	EyeCare Partners LLC, (Restricted, cost — $58,996, acquired 2/5/20), 3.974% (3-Month USD-LIBOR + 3.750%) due 2/18/27(g)	58,550
480,000	NR	Garda World Security Corp., (Restricted, cost — $463,688, acquired 4/17/20), 4.430% (1-Month USD-LIBOR + 4.250%) due 10/30/26(g)	476,050
77,825	NR	Global Tel*Link Corp., (Restricted, cost — $75,849, acquired 8/16/19), 4.459% (1-Month USD-LIBOR + 4.250%) due 11/29/25(g)	75,903
237,605	NR	Great Outdoors Group LLC, (Restricted, cost — $237,605, acquired 11/24/21), 4.500% (3-Month USD-LIBOR + 1.750%) due 3/6/28(g)	236,773
30,369	NR	LifePoint Health Inc., (Restricted, cost — $30,208, acquired 11/14/18), 3.959% (1-Month USD-LIBOR + 3.750%) due 11/16/25(g)	30,088
320,000	NR	Mileage Plus Holdings LLC, (Restricted, cost — $315,114, acquired 6/25/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/21/27(g)	335,101
307,675	NR	Peraton Corp., (Restricted, cost — $306,357, acquired 2/23/21), 4.500% (1-Month USD-LIBOR + 3.750%) due 2/1/28(g)	306,394
245,614	NR	Phoenix Guarantor Inc., (Restricted, cost — $233,871, acquired 4/8/20), 3.459% (1-Month USD-LIBOR + 3.250%) due 3/5/26(g)	242,697
50,000	NR	Radiology Partners Inc., (Restricted, cost — $47,697, acquired 5/21/20), 4.400% (1-Month USD-LIBOR + 4.250%) due 7/9/25(g)	49,229
379,050	NR	Redstone HoldCo 2 LP, (Restricted, cost — $376,650, acquired 4/16/21), 5.500% (3-Month USD-LIBOR + 4.750%) due 4/27/28(g)	355,361
245,570	NR	Sedgwick Claims Management Services Inc., (Restricted, cost — $232,209, acquired 4/30/20), 3.459% (1-Month USD-LIBOR + 3.250%) due 12/31/25(g)	242,807
72,288	NR	Spencer Spirit IH LLC, (Restricted, cost — $71,400, acquired 6/14/19), 6.209% (1-Month USD-LIBOR + 6.000%) due 6/19/26(g)	72,130
248,125	NR	Truck Hero Inc., (Restricted, cost — $248,125, acquired 1/20/21), 4.000% (1-Month USD-LIBOR + 3.250%) due 1/31/28(g)	244,220
306,098	NR	U.S. Renal Care Inc., (Restricted, cost — $305,690, acquired 1/7/21), 5.209% (1-Month USD-LIBOR + 5.000%) due 6/26/26(g)	294,811
109,590	NR	Vericast Corp., (Restricted, cost — $98,409, acquired 3/5/21), 8.750% due 6/16/26(g)	98,385
315,166	NR	Verscend Holding Corp., (Restricted, cost — $305,521, acquired 4/8/20), 4.209% (1-Month USD-LIBOR + 4.000%) due 8/27/25(g)	314,674

		TOTAL SENIOR LOANS (Cost — $5,793,383)	5,825,445

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 3.641% (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	276,996
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 3.909% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	250,968
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 6.651% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	271,229
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 3.641% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	250,193
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 6.354% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	349,109
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 3.784% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	485,043

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4% — (continued)
$280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 3.361% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	$270,941
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 6.175% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	240,257
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 3.694% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	198,850
310,000	A2(b)	Ocean Trails CLO VI, Series 2016-6A, Class DRR, 3.841% (3-Month USD-LIBOR + 3.600%) due 7/15/28(a)(c)	310,013
250,000	BBB-	Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 3.004% (3-Month USD-LIBOR + 2.750%) due 1/20/31(a)(c)	244,567
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 5.054% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	299,218
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 7.504% (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	224,243
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 6.531% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	249,156
310,000	Ba3(b)	THL Credit Wind River Clo Ltd., Series 2017-3A, Class ER, 7.291% (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	305,697
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 7.204% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	342,533

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,604,466)	4,569,013

Shares/Units

CONVERTIBLE PREFERRED STOCKS — 0.4%

ENERGY — 0.4%

Pipelines — 0.4%
12,149		MPLX LP, (Restricted, cost — $394,842, acquired 12/16/20), 8.462%*(d)(g)(h)	407,088
350		Targa Resources Corp., (Restricted, cost — $367,500, acquired 2/17/21), 9.500%(d)(g)	380,206

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $762,342)	787,294

COMMON STOCKS — 0.3%

CONSUMER CYCLICAL — 0.0%

Retail — 0.0%
1,771		Party City Holdco Inc.*	7,668

ENERGY — 0.3%

Oil & Gas — 0.3%
21,784		Berry Corp.	217,840
1,531		Oasis Petroleum Inc.	202,873

		TOTAL COMMON STOCKS (Cost — $197,550)	428,381

PREFERRED STOCKS — 0.3%

Financials — 0.3%

Diversified Financial Services — 0.3%
6,200		B. Riley Financial Inc., 5.000% due 12/31/26	150,660
4,950		B. Riley Financial Inc., 5.250% due 8/31/28	116,127
12,150		B. Riley Financial Inc., 6.000% due 1/31/28	296,460

		TOTAL PREFERRED STOCKS (Cost — $582,500)	563,247

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Rating††	Security	Value

SOVEREIGN BONDS — 0.0%

Argentina — 0.0%
		Argentine Republic Government International Bonds:
$9,647	CCC+	1.000% due 7/9/29	$3,207
51,375	CCC+	step bond to yield, 0.500% due 7/9/30	16,568
94,124	CCC+	step bond to yield, 1.125% due 7/9/35	28,175

		TOTAL SOVEREIGN BONDS (Cost — $83,811)	47,950

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $181,984,833)	179,141,614

Face Amount†

SHORT-TERM INVESTMENTS — 4.1%

TIME DEPOSITS — 4.1%
901,447		ANZ National Bank — London, 0.005% due 3/1/22	901,447
6,918,832		Barclays Bank PLC — London, 0.005% due 3/1/22	6,918,832
98		Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	98

		TOTAL SHORT-TERM INVESTMENTS (Cost — $7,820,377)	7,820,377

		TOTAL INVESTMENTS — 99.2% (Cost — $189,805,210)	186,961,991

		Other Assets in Excess of Liabilities — 0.8%	1,490,343

		TOTAL NET ASSETS — 100.0%	$188,452,334

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $138,552,639 and represents 73.5% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Rating by Fitch Ratings Service.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2022, amounts to $6,612,739 and represents 3.5% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

At February 28, 2022, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$189,805,210	$4,038,216	$(6,881,435)	$(2,843,219)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	89.3%
Senior Loans	3.1
Collateralized Mortgage Obligations	2.5
Convertible Preferred Stocks	0.4
Preferred Stocks	0.3
Common Stocks	0.2
Sovereign Bonds	0.0 *
Short-Term Investments	4.2

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Currency Abbreviation used in this schedule:
USD	— United States Dollar

See pages 275-276 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 46.9%

Argentina — 0.0%
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$1,560
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 39.231% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	49,533
460,000	ARS	Provincia de Buenos Aires, 41.627% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	4,333

		Total Argentina	55,426

Australia — 0.5%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	75,017
200,000	AUD	1.000% due 11/21/31	130,953
500,000	AUD	1.750% due 6/21/51	298,596
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	206,259
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	126,168

		Total Australia	836,993

Canada — 1.8%
600,000	CAD	Canadian Government Bonds, 2.000% due 12/1/51	461,128
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,461,051

		Total Canada	2,922,179

Chile — 0.2%
$300,000		Chile Government International Bonds, 2.750% due 1/31/27	301,170

China — 0.2%
1,600,000	CNY	China Government Bonds, 3.720% due 4/12/51	267,988

France — 4.5%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,461,518
3,300,000	EUR	2.000% due 5/25/48(c)	4,463,712
1,150,000	EUR	0.750% due 5/25/52	1,144,855
500,000	EUR	0.500% due 5/25/72(c)	387,899

		Total France	7,457,984

Israel — 0.5%
2,000,000	ILS	Israel Government Bonds — Fixed, 1.000% due 3/31/30	593,655
200,000		State of Israel, 3.800% due 5/13/60	208,465

		Total Israel	802,120

Italy — 4.2%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	1,008,292
3,000,000	EUR	1.850% due 7/1/25(c)	3,511,625
950,000	EUR	1.700% due 9/1/51(c)	917,941
900,000	EUR	2.150% due 3/1/72(c)	878,500
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	644,806

		Total Italy	6,961,164

Japan — 19.1%
1,200,000		Development Bank of Japan Inc., 2.500% due 10/18/22	1,210,759
200,000		Japan Finance Organization for Municipalities, 2.625% due 4/20/22(c)	200,536
		Japan Government Ten Year Bonds:
920,000,000	JPY	0.100% due 6/20/31	7,962,158
390,000,000	JPY	0.100% due 9/20/31	3,369,534

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Japan — 19.1% — (continued)
		Japan Government Thirty Year Bonds:
190,000,000	JPY	1.700% due 9/20/44	$1,991,821
310,000,000	JPY	1.400% due 9/20/45	3,080,964
152,000,000	JPY	0.500% due 9/20/46	1,243,318
168,000,000	JPY	0.700% due 12/20/48	1,416,881
380,000,000	JPY	0.500% due 3/20/49	3,037,699
265,000,000	JPY	0.700% due 6/20/51	2,206,909
		Japan Government Twenty Year Bonds:
120,000,000	JPY	1.300% due 6/20/35	1,171,847
181,000,000	JPY	1.200% due 9/20/35	1,746,559
190,000,000	JPY	1.000% due 12/20/35	1,789,791
40,000,000	JPY	0.400% due 3/20/36	348,158
111,651,100	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,010,984

		Total Japan	31,787,918

Malaysia — 2.1%
		Malaysia Government Bonds:
1,100,000	MYR	3.906% due 7/15/26	268,837
900,000	MYR	3.900% due 11/30/26	219,966
700,000	MYR	3.502% due 5/31/27	167,372
200,000	MYR	4.232% due 6/30/31	49,390
800,000	MYR	3.828% due 7/5/34	187,186
3,700,000	MYR	4.254% due 5/31/35	898,609
300,000	MYR	3.757% due 5/22/40	67,273
1,700,000	MYR	4.065% due 6/15/50	383,056
		Malaysia Government Investment Issue:
4,600,000	MYR	4.369% due 10/31/28	1,144,441
100,000	MYR	4.130% due 7/9/29	24,580
200,000	MYR	4.724% due 6/15/33	51,034
200,000	MYR	4.119% due 11/30/34	48,100

		Total Malaysia	3,509,844

Peru — 0.8%
		Peruvian Government International Bonds:
2,600,000	PEN	6.350% due 8/12/28(c)	709,824
1,200,000	PEN	5.940% due 2/12/29(c)	318,947
700,000	PEN	6.950% due 8/12/31(c)	195,259
200,000	PEN	5.350% due 8/12/40(c)	44,612

		Total Peru	1,268,642

Qatar — 0.8%
		Qatar Government International Bonds:
$1,000,000		3.875% due 4/23/23	1,027,537
200,000		4.400% due 4/16/50(c)	231,254

		Total Qatar	1,258,791

Romania — 0.3%
		Romanian Government International Bonds:
200,000	EUR	1.750% due 7/13/30(c)	187,927
100,000	EUR	2.000% due 4/14/33(c)	86,870
50,000	EUR	2.750% due 4/14/41(c)	41,523
200,000	EUR	2.875% due 4/13/42(c)	166,646

		Total Romania	482,966

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	$95,420
100,000	EUR	1.650% due 3/3/33(c)	86,963

		Total Serbia	182,383

Singapore — 2.0%
		Singapore Government Bonds:
1,800,000	SGD	2.875% due 9/1/30	1,429,484
1,600,000	SGD	1.625% due 7/1/31	1,153,573
200,000	SGD	3.375% due 9/1/33	168,037
600,000	SGD	2.250% due 8/1/36	451,092
100,000	SGD	2.375% due 7/1/39	76,716
200,000	SGD	1.875% due 10/1/51	139,150

		Total Singapore	3,418,052

Spain — 6.4%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	139,706
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(c)	338,816
2,000,000	EUR	1.450% due 10/31/27(c)	2,352,765
1,500,000	EUR	1.400% due 7/30/28(c)	1,761,960
450,000	EUR	1.450% due 4/30/29(c)	530,245
2,700,000	EUR	1.250% due 10/31/30(c)	3,113,322
400,000	EUR	1.850% due 7/30/35(c)	476,406
300,000	EUR	1.900% due 10/31/52(c)	336,003
650,000	EUR	3.450% due 7/30/66(c)	992,613
800,000	EUR	1.450% due 10/31/71(c)	692,367

		Total Spain	10,734,203

United Arab Emirates — 0.1%
$200,000		Abu Dhabi Government International Bonds, 3.875% due 4/16/50(c)	214,797

United Kingdom — 3.3%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	2,341,685
700,000	GBP	3.500% due 1/22/45	1,269,935
500,000	GBP	1.750% due 1/22/49	691,013
1,100,000	GBP	0.625% due 10/22/50	1,151,675

		Total United Kingdom	5,454,308

		TOTAL SOVEREIGN BONDS (Cost — $80,707,728)	77,916,928

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.7%
127,607		A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(c)	127,727
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.087% (1-Month USD-LIBOR + 0.900%) due 8/25/35(b)	398,045
298,488	GBP	ALBA PLC, Series 2007-1, Class A3, 0.392% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(b)	388,557
400,000		Apidos CLO XXIV, Series 2016-24A, Class A1AL, 1.204% (3-Month USD-LIBOR + 0.950%) due 10/20/30(b)(c)	398,243
400,000		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 1.141% (3-Month USD-LIBOR + 0.900%) due 7/18/29(b)(c)	398,967
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 1.500% (SOFR + 1.450%) due 1/15/37(b)(c)	400,688
400,000		ARES L CLO Ltd., Series 2018-50A, Class AR, 1.291% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	398,827
378,747		Ares XL CLO Ltd., Series 2016-40A, Class A1RR, 1.111% (3-Month USD-LIBOR + 0.870%) due 1/15/29(b)(c)	378,010

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.7% — (continued)
$437,982		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 0.667% (1-Month USD-LIBOR + 0.480%) due 5/25/35(b)	$412,039
248,405	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 1.197% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	333,983
458,281		Babson CLO Ltd., Series 2013-IA, Class AR, 1.054% (3-Month USD-LIBOR + 0.800%) due 1/20/28(b)(c)	458,149
8,719		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.606% due 2/20/36(b)	8,763
179,741		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 0.637% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	177,857
400,000		BDS Ltd., Series 2021-FL10, Class A, 1.487% (1-Month USD-LIBOR + 1.350%) due 12/16/36(b)(c)	399,140
		Bear Stearns Adjustable Rate Mortgage Trust:
2,160		Series 2003-5, Class 1A2, 2.480% due 8/25/33(b)	2,244
3,344		Series 2003-7, Class 6A, 2.324% due 10/25/33(b)	3,434
8,687		Series 2004-2, Class 22A, 2.409% due 5/25/34(b)	8,629
5,192		Series 2004-2, Class 23A, 2.966% due 5/25/34(b)	5,004
48,735		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.724% due 1/26/36(b)	40,633
400,000		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 1.392% (1-Month Term SOFR + 1.342%) due 2/15/39(b)(c)	398,874
50,757	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month USD-LIBOR+ 0.650%) due 10/3/29 (b)(c)	56,931
270,839	EUR	BlueMountain Euro CLO, Series 2017-2A, Class AR, 0.650% (3-Month EURIBOR + 0.650%) due 7/15/30(b)(c)	302,208
300,000	EUR	BNPP AM Euro CLO BV, Series 2019-1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 7/22/32(b)(c)	335,003
228,220	EUR	Cairn CLO VII BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	254,695
250,000	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 0.780% (3-Month EURIBOR + 0.780%) due 10/15/31(b)(c)	279,306
400,000		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 1.254% (3-Month USD-LIBOR + 1.000%) due 4/20/31(b)(c)	397,536
300,000	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 0.650% (3-Month EURIBOR + 0.650) due 10/15/31(b)(c)	336,015
		Countrywide Alternative Loan Trust:
4,334		Series 2005-21CB, Class A3, 5.250% due 6/25/35	3,991
19,693		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	14,130
34,574		Series 2007-11T1, Class A12, 0.537% (1-Month USD-LIBOR + 0.350%) due 5/25/37(b)	10,408
27,509		Series 2007-7T2, Class A9, 6.000% due 4/25/37	16,193
		Countrywide Asset-Backed Certificates:
2,840		Series 2006-18, Class 2A2, 0.347% (1-Month USD-LIBOR + 0.160%) due 3/25/37(b)	2,841
365,586		Series 2007-9, Class 2A4, 0.437% (1-Month USD-LIBOR + 0.250%) due 2/25/36(b)	359,121
56,093		Series 2007-12, Class 1A1, 0.927% (1-Month USD-LIBOR + 0.740%) due 8/25/47(b)	55,113
412,444		Series 2007-13, Class 1A, 1.027% (1-Month USD-LIBOR + 0.840%) due 10/25/47(b)	403,796
144,734		Series 2007-SEA2, Class 1A1, 2.187% (1-Month USD-LIBOR + 1.000%) due 8/25/47(b)(c)	145,240
		Countrywide Home Loan Mortgage Pass-Through Trust:
326		Series 2004-12, Class 11A1, 3.010% due 8/25/34(b)	330
48,586		Series 2005-2, Class 1A1, 0.827% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	43,047
3,436		Series 2005-3, Class 2A1, 0.767% (1-Month USD-LIBOR + 0.580%) due 4/25/35(b)	3,331
53,475		Series 2005-9, Class 1A3, 0.647% (1-Month USD-LIBOR + 0.460%) due 5/25/35(b)	47,215
15,352		Series 2005-11, Class 3A1, 2.500% due 4/25/35(b)	13,442
11,497		Series 2005-HYB9, Class 3A2A, 1.985% (1-Year USD-LIBOR + 1.750%) due 2/20/36(b)	10,126
529,978		Series 2007-4, Class 1A47, 6.000% due 5/25/37	321,745
92,350		Series 2007-19, Class 2A1, 6.500% due 11/25/47	62,195
62,640		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 0.787% (1-Month USD-LIBOR + 0.600%) due 9/25/37(b)	62,574

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.7% — (continued)
		Credit Suisse Mortgage Capital Trust:
$34,317		Series 2007-5R, Class A5, 6.500% due 7/26/36	$11,977
92,702		Series 2021-INV1, Class A3, 2.500% due 7/25/56(b)(c)	89,259
137,917		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	41,443
464,192		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.937% (1-Month USD-LIBOR + 0.750%) due 10/25/47(b)	433,322
400,000		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 1.261% (3-Month USD-LIBOR + 1.020%) due 4/15/31(b)(c)	399,731
300,000	EUR	Dryden 27 R Euro CLO 2017 DAC, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	333,115
300,000		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 1.221% (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	299,248
400,000		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 1.208% (3-Month USD-LIBOR + 0.950%) due 10/25/30(b)(c)	398,004
428,936		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.237% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	428,533
133,222	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.248% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(b)	175,488
306,910	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.045% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(b)	411,410
397,553		Extended Stay America Trust, Series 2021-ESH, Class A, 1.272% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	394,262
		Federal Home Loan Mortgage Corp. (FHLMC):
16,837		Series T-35, Class A, 0.467% (1-Month USD-LIBOR + 0.280%) due 9/25/31(b)	16,730
22,557		Series T-62, Class 1A1, 1.304% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	23,089
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
15,022		Series 2391, Class FJ, 0.691% (1-Month USD-LIBOR + 0.500%) due 4/15/28(b)	15,086
27,932		Series 2614, Class SJ, 19.137% (19.663% – 2.750% x 1-Month USD-LIBOR) due 5/15/33(d)	35,215
109,209		Series 4579, Class FD, 0.452% (1-Month USD-LIBOR + 0.350%) due 1/15/38(b)	109,252
109,209		Series 4579, Class SD, 1.869% due 1/15/38(b)(e)	6,665
4,690		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	5,176
		Federal National Mortgage Association (FNMA), REMICS:
4,641		Series 2003-34, Class A1, 6.000% due 4/25/43	5,089
6,921		Series 2006-48, Class TF, 0.587% (1-Month USD-LIBOR + 0.400%) due 6/25/36(b)	6,995
64,079		Series 2009-104, Class FA, 0.987% (1-Month USD-LIBOR + 0.800%) due 12/25/39(b)	63,879
31,703		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	35,292
57,716		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.907% (1-Month USD-LIBOR + 0.720%) due 10/25/35(b)	57,690
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 1.900% (SOFR + 1.850%) due 12/17/26(b)(c)	401,000
400,000		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 1.211% (3-Month USD-LIBOR + 0.970%) due 10/15/30(b)(c)	398,331
500,000		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 1.177% (3-Month USD-LIBOR + 1.090%) due 7/15/31(b)(c)	498,193
19,784		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 2.855% due 11/19/35(b)	19,876
		Government National Mortgage Association (GNMA):
297,057		Series 2016-H15, Class FA, 0.901% (1-Month USD-LIBOR + 0.800%) due 7/20/66(b)	299,794
7,858		Series 2017-121, Class PE, 3.000% due 7/20/46	7,875
		GS Mortgage-Backed Securities Trust:
189,049		Series 2021-GR2, Class A2, 2.500% due 2/25/52(b)(c)	182,026
97,432		Series 2021-GR3, Class A2, 2.500% due 4/25/52(b)(c)	93,443
379,186		Series 2021-HP1, Class A2, 2.500% due 1/25/52(b)(c)	365,100
94,711		Series 2021-INV1, Class A2, 2.500% due 12/25/51(b)(c)	91,193
294,855		Series 2022-MM1, Class A2, 2.500% due 7/25/52(b)(c)	282,476
400,000		Series 2022-PJ2, Class A4, 2.500% due 6/25/52(c)	378,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.7% — (continued)
		GSR Mortgage Loan Trust:
$3,047		Series 2003-1, Class A2, 1.840% (1-Year CMT Index + 1.750%) due 3/25/33(b)	$3,116
66,076		Series 2005-AR7, Class 2A1, 2.837% due 11/25/35(b)	67,305
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 1.749% (3-Month USD-LIBOR + 1.450%) due 11/30/32(b)(c)	400,447
		Harborview Mortgage Loan Trust:
11,478		Series 2005-2, Class 2A1A, 0.611% (1-Month USD-LIBOR + 0.440%) due 5/19/35(b)	11,068
24,579		Series 2005-3, Class 2A1A, 0.651% (1-Month USD-LIBOR + 0.480%) due 6/19/35(b)	24,630
50,588		Series 2006-SB1, Class A1A, 0.954% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	48,600
74,592		Series 2007-1, Class 2A1A, 0.431% (1-Month USD-LIBOR + 0.260%) due 3/19/37(b)	70,767
299,755	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 0.650% (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)	335,454
341,082	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.240% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(c)	458,891
70,349		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	70,215
		JP Morgan Mortgage Trust:
2,287		Series 2003-A2, Class 3A1, 1.822% due 11/25/33(b)	2,317
632		Series 2005-A1, Class 6T1, 2.290% due 2/25/35(b)	635
380,058		Series 2021-INV5, Class A2, 3.000% due 12/25/51(b)(c)	374,401
1,176,276		Series 2021-INV8, Class A2, 3.000% due 5/25/52(b)(c)	1,158,769
281,366		Series 2021-1, Class A3, 2.500% due 6/25/51(b)(c)	270,914
375,896		Series 2021-10, Class A3, 2.500% due 12/25/51(b)(c)	359,416
1,133,873		Series 2021-INV4, Class A2, 3.000% due 1/25/52(b)(c)	1,116,998
693,147		Series 2022-INV1, Class A3, 3.000% due 3/25/52(b)(c)	689,104
7,303		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 6.009% due 7/27/37(b)(c)	7,319
446,239		LCM XIII LP, Series 13A, Class AR3, 1.118% (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)	444,693
437,823	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.638% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(b)	566,379
400,000		LUXE Trust, Series 2021-TRIP, Class A, 1.241% (1-Month USD-LIBOR + 1.050%) due 10/15/38(b)(c)	394,907
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	288,699
250,000		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 1.281% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	248,984
3,108		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 1.799% due 2/25/33(b)	2,984
181,846		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 1.035% (1-Month Term SOFR + 0.964%) due 7/15/36(b)(c)	180,469
285,540		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	283,671
393,812		MP CLO VII LTD, Series 2015-1A, Class AR3, 1.131% (3-Month USD-LIBOR + 0.890%) due 10/18/28(b)(c)	392,269
		New Residential Mortgage Loan Trust:
250,610		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	251,294
251,635		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	253,526
523,177	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.267% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(b)	679,068
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 0.727% (1-Month USD-LIBOR + 0.540%) due 5/25/36(b)	387,821
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1.287% (1-Month USD-LIBOR + 1.095%) due 11/15/38(b)(c)	393,246
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 1.141% (1-Month USD-LIBOR + 0.950%) due 1/15/36(b)(c)	296,595
67,740		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 0.327% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	64,506
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 1.354% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	498,275

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.7% — (continued)
		Palmer Square Loan Funding Ltd.:
$350,696		Series 2021-3A, Class A1, 1.054% (3-Month USD-LIBOR + 0.800%) due 7/20/29(b)(c)	$350,058
400,000		Series 2021-4A, Class A1, 0.928% (3-Month USD-LIBOR + 0.800%) due 10/15/29(b)(c)	399,305
380,749		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	370,949
		RALI Trust:
91,811		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	89,164
43,312		Series 2007-QO2, Class A1, 0.337% (1-Month USD-LIBOR + 0.150%) due 2/25/47(b)	20,555
58,010	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	46,254
		Residential Asset Securitization Trust:
13,662		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	7,648
38,512		Series 2006-R1, Class A2, 0.587% (1-Month USD-LIBOR + 0.400%) due 1/25/46(b)	13,695
161,558	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 1.298% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	218,713
198,019	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.258% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(b)	259,338
1,200,000	GBP	Ripon Mortgages PLC, Series 1RA, Class A, zero coupon (Sterling Overnight Index Average + 0.700%) due 8/28/56(b)(c)	1,607,404
		RMAC Securities No 1 PLC:
192,108	GBP	Series 2006-NS1X, Class A2A, 0.245% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	252,673
370,659	GBP	Series 2006-NS3X, Class A2A, 0.245% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	480,920
300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 1.511% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	299,033
225,820		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.249% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	225,496
400,000		Sound Point CLO XVII, Series 2017-3A, Class A1R, 1.234% (3-Month USD-LIBOR + 0.980%) due 10/20/30(b)(c)	399,528
1,213,385		Soundview Home Loan Trust, Series 2006-3, Class A4, 0.687% (1-Month USD-LIBOR + 0.500%) due 11/25/36(b)	1,185,312
422,429	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 0.992% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	568,176
		Structured Adjustable Rate Mortgage Loan Trust:
2,943		Series 2004-1, Class 4A1, 2.459% due 2/25/34(b)	2,941
7,880		Series 2004-4, Class 3A2, 2.278% due 4/25/34(b)	7,999
25,356		Series 2004-19, Class 2A1, 1.504% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	23,735
		Structured Asset Mortgage Investments II Trust:
30,601		Series 2005-AR2, Class 2A1, 0.647% (1-Month USD-LIBOR + 0.460%) due 5/25/45(b)	29,591
42,213		Series 2005-AR8, Class A1A, 0.747% (1-Month USD-LIBOR + 0.560%) due 2/25/36(b)	40,532
19,229		Series 2006-AR5, Class 1A1, 0.607% (1-Month USD-LIBOR + 0.420%) due 5/25/36(b)	18,842
121,162		Series 2007-AR4, Class A3, 0.407% (1-Month USD-LIBOR + 0.220%) due 9/25/47(b)	111,456
65,601		Series 2007-AR6, Class A1, 1.604% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	64,229
51,967		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 0.467% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	49,809
82,763		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.188% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	82,744
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 1.321% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	398,039
467,286	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.950% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(c)	628,233
261,606	GBP	Towd Point Mortgage Funding 2020-Auburn 14 PLC, Series 2020-A14X, Class A, 0.174% (0.900% — Sterling Overnight Index Average) due 5/20/45(d)	351,865
		Towd Point Mortgage Trust:
771,427		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	778,427
211,423		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	212,502
168,405	GBP	Trinity Square 2021-1 PLC, Series 2021-1A, Class A, 0.936% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	226,684

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.7% — (continued)
$394,348		US Capital Funding II Ltd./US Capital Funding II Corp., 1.067% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	$390,404
		UWM Mortgage Trust:
490,342		Series 2021-INV3, Class A3, 2.500% due 11/25/51(b)(c)	471,323
295,879		Series 2021-INV4, Class A3, 2.500% due 12/25/51(b)(c)	284,887
98,981		Series 2021-INV5, Class A12, 3.000% due 1/25/52(b)(c)	97,962
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 1.459% (3-Month USD-LIBOR + 1.160%) due 7/30/32(b)(c)	398,885
74,326		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	74,312
235,676		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 1.164% (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	235,025
300,000		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 1.294% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	298,319
400,000		Voya CLO Ltd., Series 2017-1A, Class A1R, 1.191% (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	398,949
		WaMu Mortgage Pass-Through Certificates Trust:
5,485		Series 2002-AR9, Class 1A, 1.504% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	5,431
1,533		Series 2003-AR5, Class A7, 2.580% due 6/25/33(b)	1,557
67,360		Series 2003-AR9, Class 2A, 2.373% due 9/25/33(b)	66,830
142,924		Series 2004-AR1, Class A, 2.441% due 3/25/34(b)	147,214
18,848		Series 2005-AR13, Class A1A1, 0.767% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	18,840
25,036		Series 2006-AR10, Class 2A1, 2.738% due 9/25/36(b)	24,149
42,260		Series 2006-AR13, Class 2A, 1.723% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	41,367
16,701		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.044% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	11,374
50,155		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.082% due 12/25/32(b)	51,268

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $40,118,504)	39,425,799

CORPORATE BONDS & NOTES — 17.9%

Canada — 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	115,714

Cayman Islands — 0.5%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(c)	300,374
200,000		KSA Sukuk Ltd., Senior Unsecured Notes, 2.894% due 4/20/22(c)	200,604
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	196,918

		Total Cayman Islands	697,896

Denmark — 3.7%
		Jyske Realkredit AS, Covered Notes:
1	DKK	1.500% due 10/1/37	—
1	DKK	3.000% due 10/1/47	—
6,262,276	DKK	1.000% due 10/1/50	836,435
1	DKK	1.500% due 10/1/50	—
497,927	DKK	1.500% due 10/1/53	68,809
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1	DKK	1.500% due 10/1/37	—
1	DKK	2.500% due 10/1/37	—
1	DKK	2.500% due 10/1/47	—
9,808,798	DKK	1.000% due 10/1/50	1,300,607
1	DKK	1.500% due 10/1/50	—
1	DKK	2.000% due 10/1/50	—
399,204	DKK	1.500% due 10/1/53	53,888

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Denmark — 3.7% — (continued)
		Nykredit Realkredit AS, Covered Notes:
1	DKK	2.500% due 10/1/36	$—
1	DKK	1.500% due 10/1/37	—
1	DKK	2.500% due 10/1/47	—
20,043,886	DKK	1.000% due 10/1/50	2,659,273
2	DKK	1.500% due 10/1/50	—
3,970,967	DKK	1.000% due 10/1/53	524,675
3,191,010	DKK	1.500% due 10/1/53	434,062
		Realkredit Danmark AS, Covered Notes:
1	DKK	2.500% due 4/1/36	—
1	DKK	2.500% due 4/1/47	—
1,289,544	DKK	1.000% due 10/1/50	172,780
799,264	DKK	1.500% due 10/1/53	108,783

		Total Denmark	6,159,312

France — 0.9%
		BNP Paribas SA, Senior Unsecured Notes:
$200,000		3.132% (SOFR + 1.561%) due 1/20/33(b)(c)	193,588
200,000		3.800% due 1/10/24(c)	205,996
200,000		2.159% (SOFR + 1.218%) due 9/15/29(b)(c)	185,545
300,000		5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(b)(c)	333,450
		Societe Generale SA:
200,000		Junior Subordinated Notes, 6.750% (5-Year USD Swap Rate + 3.929%)(b)(c)(g)	203,750
400,000		Senior Unsecured Notes, 3.337% (1-Year CMT Index + 1.600%) due 1/21/33(b)(c)	385,061

		Total France	1,507,390

Germany — 1.7%
		Deutsche Bank AG, Senior Unsecured Notes:
200,000		3.300% due 11/16/22	202,205
300,000		3.950% due 2/27/23	304,791
100,000	GBP	2.625% due 12/16/24	133,934
100,000	EUR	1.000% (1.600% – 3-Month EURIBOR) due 11/19/25(d)	111,226
350,000		3.961% (SOFR + 2.581%) due 11/26/25(b)	358,395
300,000	EUR	2.625% due 2/12/26	349,688
200,000	EUR	1.625% due 1/20/27	221,927
400,000		2.552% (SOFR + 1.318%) due 1/7/28(b)	385,913
200,000	EUR	1.750% (2.050% – 3-Month EURIBOR) due 11/19/30(d)	214,588
200,000		Deutsche Bank AG, (Restricted, cost – $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(b)(h)	187,636
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(c)(i)	305,646

		Total Germany	2,775,949

Ireland — 0.1%
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	200,998

Italy — 0.5%
400,000	EUR	Banca Carige SpA, Covered Notes, 0.971% (1.500% – 3-Month EURIBOR) due 5/25/22(d)	449,047
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	106,059
100,000	EUR	Covered Notes, 0.875% due 10/8/26	112,530
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% – 5-Year EUR Swap Rate)(d)(g)	228,596

		Total Italy	896,232

Japan — 0.2%
200,000		Nissan Motor Co., Ltd., Senior Unsecured Notes, 4.345% due 9/17/27(c)	206,238
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	193,467

		Total Japan	399,705

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Luxembourg — 0.1%
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	$96,598

Netherlands — 0.3%
$500,000		ING Groep NV, Junior Subordinated Notes, 3.875%(b)(g)	444,375
52,525	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, step bond to yield, 6.500%(g)	71,174

		Total Netherlands	515,549

Portugal — 0.0%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(a)(j)	39,245
200,000	EUR	4.000% due 1/21/19(a)(j)	39,246

		Total Portugal	78,491

Qatar — 0.2%
		Qatar Energy, Senior Unsecured Notes:
200,000		2.250% due 7/12/31(c)	188,751
200,000		3.125% due 7/12/41(c)	188,513

		Total Qatar	377,264

Singapore — 0.1%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	200,782

Spain — 0.3%
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 5.875% (5-Year EUR Swap Rate + 5.660%)(b)(g)	230,005
200,000	EUR	CaixaBank SA, Junior Subordinated Notes, 6.750% (5-Year EUR Swap Rate + 6.498%)(b)(g)	238,064

		Total Spain	468,069

Supranational — 0.6%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	360,829
800,000	AUD	0.500% due 8/10/23	575,877

		Total Supranational	936,706

Sweden — 0.1%
200,000		Swedbank AB, Junior Subordinated Notes, 4.000% (5-Year CMT Index + 2.864%)(b)(g)	179,200

Switzerland — 1.4%
		Credit Suisse Group AG:
		Junior Subordinated Notes:
200,000		6.250% (5-Year USD Swap Rate + 3.455%)(b)(c)(g)	205,294
200,000		7.500% (5-Year USD Swap Rate + 4.598%)(b)(c)(g)	210,105
		Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	302,703
250,000		4.282% due 1/9/28(c)	260,422
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	253,655
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	256,024
400,000		5.125% due 5/15/24	416,499
400,000		UBS Group AG, Senior Unsecured Notes, 1.456% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(c)	401,329

		Total Switzerland	2,306,031

United Kingdom — 3.7%
600,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	622,190
		Barclays PLC, Junior Subordinated Notes:
600,000	GBP	7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(b)(g)	837,859
200,000		7.875% (5-Year USD Swap Rate + 6.772%)(b)(g)	200,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 3.7% — (continued)
$100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	$141,094
		HSBC Holdings PLC:
400,000		Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(g)	415,750
		Senior Unsecured Notes:
300,000		1.488% (3-Month USD-LIBOR + 1.000%) due 5/18/24(b)	302,332
400,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(b)	410,081
100,000	GBP	1.750% (Sterling Overnight Index Average + 1.307%) due 7/24/27(b)	128,583
200,000		4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(b)	207,592
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	159,537
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	144,213
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(b)(g)	263,224
200,000		Senior Unsecured Notes, 3.900% due 3/12/24	206,460
300,000		Subordinated Notes, 4.582% due 12/10/25	315,685
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 4.250% due 12/8/23	272,960
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	203,342
		NatWest Group PLC, Junior Subordinated Notes:
200,000	GBP	5.125% (5-Year UK Government Note Generic Bid Yield + 4.985%)(b)(g)	262,302
200,000		6.000% (5-Year CMT Index + 5.625%)(b)(g)	207,000
100,000	GBP	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27	140,962
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	416,801
200,000		Standard Chartered PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 6.301%)(b)(c)(g)	200,944
94,869	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	154,386

		Total United Kingdom	6,213,722

United States — 3.4%
100,000	EUR	AT&T Inc., Junior Subordinated Notes, 2.875% (3.140% - 5-Year EURIBOR ICE Swap Rate)(d)(g)	108,286
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(b)(g)	206,000
		Broadcom Inc.:
190,000		Company Guaranteed Notes, 4.150% due 11/15/30	199,473
10,000		Senior Unsecured Notes, 3.187% due 11/15/36(c)	9,293
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	59,112
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	705,205
200,000		Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	216,942
400,000		Duke Energy Corp., Senior Unsecured Notes, 0.851% (3-Month USD-LIBOR + 0.650%) due 3/11/22(b)	400,033
		Fidelity National Information Services Inc.:
100,000	GBP	Senior Unsecured Notes, 1.700% due 6/30/22	134,245
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	112,870
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000		4.250% due 9/20/22	202,099
200,000		3.550% due 10/7/22	201,370
200,000		4.140% due 2/15/23	202,423
100,000	GBP	2.748% due 6/14/24	131,342
100,000	EUR	0.172% (0.700% - 3-Month EURIBOR) due 12/1/24(d)	108,406
400,000		5.125% due 6/16/25	415,944
200,000		4.000% due 11/13/30	198,736
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	145,482
600,000		Goldman Sachs Group Inc.(The), Senior Unsecured Notes, 3.102% (SOFR + 1.410%) due 2/24/33(b)	590,597

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value

United States — 3.4% — (continued)
$100,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	$98,507
1,300,000	Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 12/28/17(a)	7,085
300,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(c)	316,839
	Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000	3.450% due 7/1/25	101,094
200,000	4.400% due 3/1/32	204,523
100,000	Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(c)	97,477
100,000	Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	101,518
300,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	300,296

	Total United States	5,575,197

	TOTAL CORPORATE BONDS & NOTES (Cost — $31,522,542)	29,700,805

MORTGAGE-BACKED SECURITIES — 10.4%

FHLMC — 0.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
41,730	3.500% due 10/1/39	43,273
100,000	2.000% due 3/1/52	96,033

	Total FHLMC	139,306

FNMA — 10.3%
	Federal National Mortgage Association (FNMA):
9,050,000	3.500% due 5/1/42(k)	9,279,785
425,171	3.500% due 10/1/34 – 6/1/50	441,689
19,400	2.423% (1-Year CMT Index + 2.360%) due 11/1/34(b)	20,344
1,707	6.500% due 8/1/37	1,762
481,157	3.000% due 10/1/49 – 5/1/51	488,421
6,100,000	4.000% due 4/1/52(k)	6,363,539
129,171	4.000% due 6/1/50	135,271
500,000	2.000% due 3/1/52	480,159

	Total FNMA	17,210,970

GNMA — 0.0%
1,561	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,664

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $17,337,335)	17,351,940

U.S. GOVERNMENT OBLIGATIONS — 2.8%
	U.S. Treasury Bonds:
1,200,000	1.375% due 11/15/40	1,035,469
1,300,000	1.875% due 2/15/41(l)	1,219,816
	U.S. Treasury Inflation Indexed Notes:
1,130,280	0.500% due 1/15/28	1,243,121
312,066	0.125% due 7/15/31	342,492
800,000	U.S. Treasury Notes, 2.875% due 4/30/25	830,313

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $4,644,116)	4,671,211

ASSET-BACKED SECURITIES — 0.3%

Automobiles — 0.3%
400,000	Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	406,106

Student Loans — 0.0%
49,667	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.208% (3-Month USD-LIBOR + 0.950%) due 4/25/38(b)	49,724

	TOTAL ASSET-BACKED SECURITIES (Cost — $449,608)	455,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

MUNICIPAL BOND — 0.1%

United States — 0.1%
$100,000		New Jersey Transportation Trust Fund Authority, 4.131% due 6/15/42 (Cost — $116,695)	$103,700

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $174,893,449)	169,626,213

SHORT-TERM INVESTMENTS — 6.4%

SOVEREIGN BONDS — 3.5%

Israel — 1.1%
		Bank of Israel Bills — Makam:
3,200,000	ILS	0.000% due 11/2/22(m)	998,104
2,900,000	ILS	0.000% due 12/7/22(m)	904,607

		Total Israel	1,902,711

Japan — 2.4%
		Japan Treasury Discount Bills:
80,000,000	JPY	(0.105)% due 4/11/22(m)	696,105
130,000,000	JPY	(0.092)% due 5/9/22(m)	1,131,158
250,000,000	JPY	(0.097)% due 5/16/22(m)	2,175,330

		Total Japan	4,002,593

		TOTAL SOVEREIGN BONDS (Cost — $5,930,707)	5,905,304

TIME DEPOSITS — 2.2%
73,248	AUD	ANZ National Bank — London, (0.220)% due 3/1/22	53,196
		BBH — Grand Cayman:
896	DKK	(0.740)% due 3/1/22	135
19,816	SEK	(0.300)% due 3/1/22	2,094
4,613	NOK	0.070% due 3/1/22	524
15,574	NZD	0.150% due 3/1/22	10,539
817,045	ZAR	3.700% due 3/1/22	53,145
		BNP Paribas — Paris:
37,881	CHF	(1.450)% due 3/1/22	41,310
135,579	GBP	0.090% due 3/1/22	181,906
260,937	EUR	Citibank — London, (0.780)% due 3/1/22	292,589
452	HKD	HSBC Bank — Hong Kong, 0.005% due 3/1/22	58
28,094	SGD	HSBC Bank — Singapore, 0.070% due 3/1/22	20,723
92,664	CAD	Royal Bank of Canada — Toronto, 0.005% due 3/1/22	73,096
2,866,476		Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	2,866,476
5,714,705	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, (0.340)% due 3/1/22	49,713

		TOTAL TIME DEPOSITS (Cost — $3,645,504)	3,645,504

U.S. GOVERNMENT OBLIGATION — 0.7%
1,161,000		U.S. Treasury Bills, 0.043% due 3/24/22(m)(n)(o) (Cost — $1,160,968)	1,160,968

		TOTAL SHORT-TERM INVESTMENTS (Cost — $10,737,179)	10,711,776

		TOTAL INVESTMENTS IN SECURITIES (Cost — $185,633,707)	180,337,989

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $38,458)	61,246

		TOTAL INVESTMENTS — 108.5% (Cost — $185,672,165)	180,399,235

		Liabilities in Excess of Other Assets — (8.5)%	(14,163,842)

		TOTAL NET ASSETS — 100.0%	$166,235,393

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(a)	Illiquid security.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $59,456,875 and represents 35.8% of net assets.

(d)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2022.
(e)	Interest only security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2022, amounts to $187,636 and represents 0.1% of net assets.
(i)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(j)	Security is currently in default.
(k)	This security is traded on a TBA basis (see Note 1).
(l)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(m)	Rate shown represents yield-to-maturity.
(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(o)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

At February 28, 2022, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$185,672,165	$8,047,218	$(15,740,888)	$(7,693,670)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Sovereign Bonds	43.2%
Collateralized Mortgage Obligations	21.6
Corporate Bonds & Notes	16.7
Mortgage-Backed Securities	9.6
U.S. Government Obligations	2.6
Asset-Backed Securities	0.3
Municipal Bond	0.1
Purchased Options	0.0 *
Short-Term Investments	5.9

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2022, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
716,000	736,214	CHF	OTC Euro versus Swiss Franc, Put	BNP	5/24/22	CHF	1.02	$5,571

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$3,138	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.180%	$16,452

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
19	2,527,380	EUR	Euro-Bobl April Futures, Call	SOG	3/25/22	EUR	139.50	$106
83	11,040,660	EUR	Euro-Bobl June Futures, Call	SOG	5/20/22	EUR	150.00	465
33	5,488,560	EUR	Euro-Bund June Futures, Call	SOG	5/20/22	EUR	200.00	370
166	18,573,740	EUR	Euro-Schatz April Futures, Put	SOG	3/25/22	EUR	109.60	931
200,000	19,400,000	EUR	French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	37,351

			Total Options on Futures					$39,223

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $38,458)					$61,246

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 28, 2022, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	$211,659	OTC Markit CDX North America High Yield Series 37 5-Year Index, Put	BCLY	4/20/22	100.000%	$701
300,000	317,488	OTC Markit CDX North America High Yield Series 37 5-Year Index, Put	DUB	4/20/22	101.000%	1,363
100,000	105,829	OTC Markit CDX North America High Yield Series 37 5-Year Index, Put	GSC	5/18/22	101.000%	793
400,000	265,776	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	6/15/22	1.000%	759
300,000	199,332	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	5/18/22	0.900%	556
1,000,000	664,440	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BOA	4/20/22	0.900%	1,121
500,000	332,220	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BOA	5/18/22	0.900%	926
500,000	332,220	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	6/15/22	1.100%	736
300,000	199,332	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	5/18/22	0.950%	468

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
800,000	$531,552		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	GSC	4/20/22	0.900%	$897
300,000	199,332		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	GSC	4/20/22	0.850%	420
100,000	66,444		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	GSC	5/18/22	1.050%	115
500,000	332,220		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	5/18/22	0.850%	1,085
800,000	531,552		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	4/20/22	0.900%	897
500,000	332,220		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	4/20/22	0.950%	442
200,000	132,888		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	6/15/22	1.000%	380
800,000	531,552		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	3/16/22	0.950%	75
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	5/18/22	4.500%	1,092
300,000	996,150	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	3/16/22	4.250%	661
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BNP	5/18/22	4.250%	1,304
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BNP	6/15/22	5.000%	1,075
200,000	664,100	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BOA	4/20/22	4.250%	1,764
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	GSC	5/18/22	4.500%	1,092
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	JPM	6/15/22	5.000%	1,076
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	JPM	6/15/22	5.250%	935
1,100,000	743,358	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	6/15/22	1.000%	3,001
800,000	540,624	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	0.850%	2,552
800,000	540,624	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	1.000%	1,587
400,000	270,312	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	1.000%	794
1,200,000	810,936	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.900%	488
200,000	135,156	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	6/15/22	1.100%	422
400,000	270,312	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.950%	103
1,300,000	878,514	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	6/15/22	1.100%	2,745
700,000	473,046	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	4/20/22	0.850%	1,567
300,000	202,734	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	6/15/22	1.000%	801
400,000	270,312	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	6/15/22	1.200%	656
800,000	540,624	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BOA	3/16/22	0.900%	326
600,000	405,468	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	GSC	5/18/22	0.950%	1,389
400,000	270,312	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	GSC	6/15/22	0.950%	1,266
1,200,000	810,936	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	JPM	3/16/22	0.900%	488

			Total Credit Default Swaptions				$38,918

Currency Option

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
716,000	736,214	CHF	OTC Euro versus Swiss Franc, Call	BNP	5/24/22	CHF	1.05	$3,919

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	12,807	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	$7,164
15,900,000	$83,157		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/2/22	0.870%	5,067

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,400,000	$28,242		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.310%	$18,540
15,900,000	83,157		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/2/22	1.270%	119,800
200,000	1,056	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	DUB	8/8/22	0.350%	1,136
200,000	1,056	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	DUB	8/8/22	0.550%	581
300,000	1,584	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	BCLY	5/9/22	0.450%	1,871
200,000	1,056	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	BNP	4/7/22	0.500%	1,298
500,000	2,640	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	GSC	5/11/22	0.500%	3,877
500,000	2,640	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	JPM	4/8/22	0.450%	2,549
300,000	1,584	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BCLY	5/9/22	0.650%	1,660
200,000	1,056	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	36,946
200,000	1,056	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BNP	4/7/22	0.700%	577
500,000	2,640	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	GSC	5/11/22	1.000%	1,092
500,000	2,640	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	JPM	4/8/22	0.650%	1,791
1,400,000	7,322		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BOA	4/13/22	1.171%	1,284
1,400,000	7,322		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	BOA	4/13/22	1.621%	8,995
300,000	1,569		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	3/14/22	1.365%	144
300,000	1,569		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	3/14/22	1.765%	988
800,000	4,184		OTC 7-Year Swaption, 3-Month USD-LIBOR, Call	DUB	3/18/22	1.528%	2,993
800,000	4,184		OTC 7-Year Swaption, 3-Month USD-LIBOR, Put	DUB	3/18/22	1.888%	942

			Total Interest Rate Swaptions				$219,295

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
8	$1,963,600	SOFR Futures, Call	BNP	4/14/22	$98.38	$2,350
8	1,963,600	SOFR Futures, Put	BNP	4/14/22	$98.38	6,250
200,000	199,093,750	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Call	JPM	4/6/22	$99.55	447
100,000	100,128,000	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Call	JPM	4/6/22	$100.13	102
100,000	98,390,625	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$98.39	828
100,000	98,468,750	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$98.47	787
200,000	197,234,200	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$98.62	1,424
200,000	197,656,250	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$98.83	1,225
200,000	198,546,000	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$99.27	828

		Total Options on Futures				$14,241

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $189,676)				$276,373

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2022 International Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amounts†	Security	Value
	JPMorgan Securities:
$187,000	0.080% due 3/8/22 (Proceeds — $187,000)	$187,000

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

For the period ended February 28, 2022, the daily average borrowing and interest rate under the reverse repurchase agreement were $1,033 and 0.08%.

At February 28, 2022, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$100,000	3.500% due 3/1/37(a)	$103,214
2,400,000	3.000% due 4/1/52(a)	2,417,449
15,650,000	2.000% due 4/1/52(a)	14,973,605
10,800,000	2.500% due 3/1/52(a)	10,655,792
2,100,000	2.000% due 4/1/37(a)	2,080,975

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $30,258,213)	$30,231,035

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2022, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond March Futures	54	3/22	$4,472,963	$4,428,310	$(44,653)
Euro-BTP March Futures	112	3/22	18,759,046	17,726,407	(1,032,639)
Euro-Buxl 30-Year Bond March Futures	9	3/22	2,172,451	1,995,936	(176,515)
Euro-OAT March Futures	30	3/22	5,595,007	5,324,381	(270,626)
Euro-Schatz Note March Futures	166	3/22	20,881,453	20,845,347	(36,106)
U.S. Treasury 10-Year Note June Futures	15	6/22	1,886,015	1,911,562	25,547
U.S. Treasury Ultra Long Bond June Futures	2	6/22	368,880	371,875	2,995

					(1,531,997)

Contracts to Sell:
Australian Government 10-Year Bond March Futures	7	3/22	708,505	683,918	24,587
Canada Government 10-Year Bond June Futures	11	6/22	1,176,004	1,185,904	(9,900)
Euro-Bobl June Futures	81	6/22	11,951,701	11,982,581	(30,880)
Euro-Bund June Futures	35	6/22	6,425,867	6,440,578	(14,711)
Japan Government 10-Year Bond March Futures	3	3/22	3,963,986	3,927,624	36,362
U.S. Treasury 2-Year Note June Futures	107	6/22	22,964,875	23,029,242	(64,367)
U.S. Treasury 5-Year Note June Futures	13	6/22	1,524,250	1,537,656	(13,406)
U.S. Treasury Long Bond June Futures	11	6/22	1,701,219	1,723,563	(22,344)
U.S. Ultra Long Bond June Futures	1	6/22	140,098	141,328	(1,230)
United Kingdom Treasury 10-Year Gilt June Futures	33	6/22	5,448,550	5,449,503	(953)

					(96,842)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,628,839)

At February 28, 2022, International Fixed Income Fund had deposited cash of $161,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2022, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	278,000	USD	199,479	BNP	$201,897	3/2/22	$2,418
Australian Dollar	680,000	USD	489,352	BNP	493,850	3/2/22	4,498
Australian Dollar	1,093,000	USD	779,964	JPM	793,791	3/2/22	13,827
Brazilian Real	1,078,488	USD	207,000	BNP	208,951	3/3/22	1,951
Brazilian Real	1,088,053	USD	205,000	BNP	210,804	3/3/22	5,804
Brazilian Real	2,166,541	USD	421,555	GSC	419,755	3/3/22	(1,800)
Brazilian Real	1,791,309	USD	344,874	GSC	343,820	4/4/22	(1,054)
British Pound	455,000	USD	614,079	JPM	610,474	3/2/22	(3,605)
Canadian Dollar	4,192,022	USD	3,275,017	BOA	3,306,793	3/2/22	31,776
Canadian Dollar	449,000	USD	354,269	GSC	354,185	3/2/22	(84)
Canadian Dollar	506,000	USD	397,658	GSC	399,148	3/2/22	1,490
Canadian Dollar	960,000	USD	751,604	SCB	757,277	3/2/22	5,673
Chinese Offshore Renminbi	373,333	USD	58,560	BNP	59,046	3/16/22	486
Chinese Offshore Renminbi	861,691	USD	135,412	DUB	136,284	3/16/22	872
Chinese Offshore Renminbi	996,987	USD	156,248	DUB	157,681	3/16/22	1,433
Chinese Offshore Renminbi	426,218	USD	66,741	JPM	67,410	3/16/22	669
Chinese Offshore Renminbi	387,056	USD	60,707	JPM	61,216	3/16/22	509
Danish Krone	530,000	USD	83,249	BOA	80,003	4/1/22	(3,246)
Danish Krone	750,000	USD	114,714	BOA	113,211	4/1/22	(1,503)
Danish Krone	655,000	USD	99,705	BOA	98,871	4/1/22	(834)
Danish Krone	860,000	USD	132,214	HSBC	129,816	4/1/22	(2,398)
Danish Krone	800,000	USD	121,815	SCB	120,759	4/1/22	(1,056)
Euro	179,000	USD	203,290	BCLY	200,713	3/2/22	(2,577)
Euro	1,467,000	USD	1,668,110	BNP	1,644,947	3/2/22	(23,163)
Euro	114,000	USD	128,976	BOA	127,828	3/2/22	(1,148)
Euro	177,000	USD	202,485	SCB	198,470	3/2/22	(4,015)
Euro	331,000	USD	373,203	UBS	371,151	3/2/22	(2,052)
Indonesian Rupiah	3,422,958,000	USD	239,000	SCB	238,059	3/14/22	(941)
Indonesian Rupiah	2,581,200,000	USD	180,000	SCB	179,517	3/14/22	(483)
Indonesian Rupiah	4,974,788,450	USD	346,000	BNP	345,935	3/16/22	(65)
Indonesian Rupiah	330,699,028	USD	23,000	BNP	22,996	3/16/22	(4)
Indonesian Rupiah	330,211,000	USD	23,000	GSC	22,962	3/16/22	(38)
Japanese Yen	35,200,000	USD	307,229	DUB	306,207	3/2/22	(1,022)
Malaysian Ringgit	828,819	USD	197,899	HSBC	197,237	3/23/22	(662)
Mexican Peso	7,076,806	USD	336,710	BOA	345,458	3/4/22	8,748
Mexican Peso	4,007,000	USD	192,907	GSC	192,916	5/18/22	9
Mexican Peso	1,426,837	USD	68,126	BOA	68,314	6/15/22	188
Mexican Peso	2,117,000	USD	101,461	GSC	101,358	6/15/22	(103)
Mexican Peso	7,076,806	USD	338,321	BNP	337,750	7/1/22	(571)
Norwegian Krone	6,858,421	USD	762,647	BOA	778,384	3/2/22	15,737
Norwegian Krone	3,825,000	USD	432,012	JPM	434,112	3/2/22	2,100
Peruvian Sol	4,745,999	USD	1,268,984	JPM	1,253,258	3/3/22	(15,726)
Peruvian Sol	335,064	USD	82,081	BNP	86,580	10/5/22	4,499
Singapore Dollar	262,000	USD	194,838	HSBC	193,247	3/16/22	(1,591)
South African Rand	2,813,000	USD	183,603	BOA	180,471	6/15/22	(3,132)
South African Rand	1,936,295	USD	126,357	GSC	124,226	6/15/22	(2,131)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Swiss Franc	153,000	USD	166,503	DUB	$166,849	3/2/22	$346
Swiss Franc	353,903	USD	380,277	DUB	385,936	3/2/22	5,659
Swiss Franc	90,000	USD	97,312	SCB	98,306	4/4/22	994

							34,682

Contracts to Sell:
Australian Dollar	727,000	USD	516,669	BOA	527,984	3/2/22	(11,315)
Brazilian Real	2,166,541	USD	421,555	BNP	419,755	3/3/22	1,800
Brazilian Real	375,232	USD	67,952	GSC	72,699	3/3/22	(4,747)
Brazilian Real	1,791,309	USD	347,888	GSC	347,057	3/3/22	831
British Pound	1,201,000	USD	1,628,075	BNP	1,611,382	3/2/22	16,693
British Pound	95,000	USD	128,889	BNP	127,461	3/2/22	1,428
British Pound	30,000	USD	40,886	BOA	40,251	3/2/22	635
British Pound	11,778,189	USD	15,799,113	SCB	15,802,798	3/2/22	(3,685)
British Pound	12,649,189	USD	16,976,632	SCB	16,976,385	4/4/22	247
Canadian Dollar	434,000	USD	340,627	BOA	342,352	3/2/22	(1,725)
Canadian Dollar	4,416,751	USD	3,453,220	DUB	3,484,067	3/2/22	(30,847)
Canadian Dollar	1,253,323	USD	989,651	HSBC	988,659	3/2/22	992
Canadian Dollar	4,192,022	USD	3,275,017	BOA	3,307,292	4/4/22	(32,275)
Chinese Onshore Renminbi	658,594	USD	103,147	JPM	104,271	3/16/22	(1,124)
Chinese Onshore Renminbi	651,421	USD	102,125	JPM	103,135	3/16/22	(1,010)
Chinese Onshore Renminbi	519,223	USD	81,402	SCB	82,205	3/16/22	(803)
Chinese Onshore Renminbi	701,218	USD	109,935	SCB	111,020	3/16/22	(1,085)
Chinese Onshore Renminbi	519,101	USD	81,402	SCB	82,186	3/16/22	(784)
Danish Krone	1,440,000	USD	222,714	BOA	217,366	4/1/22	5,348
Danish Krone	16,062,450	USD	2,537,111	BOA	2,424,600	4/1/22	112,511
Danish Krone	770,000	USD	117,400	GSC	116,231	4/1/22	1,169
Danish Krone	23,335,000	USD	3,644,910	GSC	3,522,380	4/1/22	122,530
Danish Krone	1,335,000	USD	208,279	HSBC	201,516	4/1/22	6,763
Danish Krone	1,925,000	USD	299,933	HSBC	290,575	4/1/22	9,358
Euro	270,000	USD	308,687	BCLY	302,751	3/2/22	5,936
Euro	623,000	USD	714,134	JPM	698,570	3/2/22	15,564
Euro	30,604,764	USD	34,326,924	SCB	34,317,122	3/2/22	9,802
Euro	29,229,764	USD	32,873,028	SCB	32,823,475	4/4/22	49,553
Israeli New Shekel	2,046,215	USD	640,538	DUB	638,512	3/16/22	2,026
Israeli New Shekel	2,599,740	USD	842,035	GSC	817,746	11/2/22	24,289
Israeli New Shekel	300,000	USD	96,923	GSC	94,365	11/2/22	2,558
Israeli New Shekel	300,000	USD	96,844	GSC	94,364	11/2/22	2,480
Israeli New Shekel	2,500,000	USD	789,540	DUB	787,467	12/7/22	2,073
Israeli New Shekel	400,080	USD	129,728	JPM	126,020	12/7/22	3,708
Japanese Yen	51,900,000	USD	451,637	BCLY	451,481	3/2/22	156
Japanese Yen	3,535,973,669	USD	30,693,657	BCLY	30,759,633	3/2/22	(65,976)
Japanese Yen	3,538,234,787	USD	30,740,449	SCB	30,804,360	4/4/22	(63,911)
Japanese Yen	80,000,000	USD	690,715	GSC	696,582	4/11/22	(5,867)
Japanese Yen	130,000,000	USD	1,127,694	BCLY	1,132,619	5/9/22	(4,925)
Japanese Yen	250,000,000	USD	2,178,232	HSBC	2,178,531	5/16/22	(299)
Malaysian Ringgit	317,558	USD	74,945	BNP	75,570	3/23/22	(625)
Malaysian Ringgit	3,177,270	USD	748,156	BNP	756,103	3/23/22	(7,947)
Malaysian Ringgit	3,926,255	USD	926,047	BNP	934,341	3/23/22	(8,294)
Malaysian Ringgit	4,399,804	USD	1,052,660	BOA	1,047,033	3/23/22	5,627
Malaysian Ringgit	1,593,358	USD	380,086	BOA	379,176	3/23/22	910
Malaysian Ringgit	1,754,669	USD	415,838	HSBC	417,563	3/23/22	(1,725)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Malaysian Ringgit	741,223	USD	175,098	HSBC	$176,391	3/23/22	$(1,293)
Mexican Peso	7,076,806	USD	345,997	BNP	345,459	3/4/22	538
Mexican Peso	1,082,000	USD	52,104	BOA	52,685	3/18/22	(581)
Mexican Peso	6,776,000	USD	320,768	JPM	329,935	3/18/22	(9,167)
New Zealand Dollar	1,533,000	USD	1,013,870	HSBC	1,037,381	3/2/22	(23,511)
Peruvian Sol	4,627,241	USD	1,168,053	BOA	1,221,898	3/3/22	(53,845)
Peruvian Sol	118,757	USD	30,371	GSC	31,360	3/3/22	(989)
Peruvian Sol	432,956	USD	107,125	BOA	112,733	7/26/22	(5,608)
Peruvian Sol	4,745,999	USD	1,247,732	JPM	1,234,089	8/8/22	13,643
Polish Zloty	54,468	USD	13,764	DUB	12,961	3/16/22	803
Polish Zloty	31,989	USD	7,912	GSC	7,612	3/16/22	300
Singapore Dollar	1,651,000	USD	1,216,351	BCLY	1,217,752	3/16/22	(1,401)
Singapore Dollar	218,662	USD	159,615	BOA	161,282	3/16/22	(1,667)
Singapore Dollar	49,000	USD	35,728	HSBC	36,142	3/16/22	(414)
Singapore Dollar	698,061	USD	509,613	HSBC	514,879	3/16/22	(5,266)
Singapore Dollar	111,000	USD	82,018	HSBC	81,872	3/16/22	146
Singapore Dollar	898,907	USD	655,787	JPM	663,020	3/16/22	(7,233)
Singapore Dollar	1,211,000	USD	899,901	SOG	893,216	3/16/22	6,685
Singapore Dollar	92,000	USD	67,185	UBS	67,858	3/16/22	(673)
Swiss Franc	101,000	USD	109,359	BOA	110,142	3/2/22	(783)
Swiss Franc	113,000	USD	122,224	UBS	123,228	3/2/22	(1,004)
Swiss Franc	111,000	USD	119,812	UBS	121,047	3/2/22	(1,235)
Swiss Franc	151,000	USD	164,182	UBS	164,667	3/2/22	(485)
Swiss Franc	103,000	USD	112,044	GSC	112,505	4/4/22	(461)

							62,517

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$97,199

At February 28, 2022, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency		Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.514%	PAM	*	9/20/22	BNP	USD 4,000,000	$274,423	$1,071	$273,352
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.503%	PAM	*	6/20/22	GSC	USD 4,500,000	291,727	1,296	290,431

								$566,150	$2,367	$563,783

* PAM— paid at maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2022, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	(0.028)%	12/15/28	12-Month		JPY	450,000,000	$(31,315)	$174	$(31,489)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/22	6-Month		JPY	580,000,000	851	10	841
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	6/19/22	6-Month		JPY	30,000,000	(52)	—	(52)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	6/19/22	6-Month		JPY	80,000,000	(138)	—	(138)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	6/19/22	6-Month		JPY	410,000,000	709	2	707
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/16/24	12-Month		JPY	470,000,000	845	1,061	(216)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month		JPY	580,000,000	(111,119)	(20,750)	(90,369)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month		JPY	260,000,000	34,343	1,731	32,612
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month		JPY	410,000,000	3,472	55,540	(52,068)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month		JPY	80,000,000	12,495	(20,457)	32,952
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month		JPY	95,000,000	(68,946)	(29,319)	(39,627)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.500%	6/19/49	6-Month		JPY	30,000,000	14,981	(5,128)	20,109
Receive	China 7-Day Reverse Repo Index	2.500%	9/15/26	3-Month		CNY	15,400,000	(10,877)	14,710	(25,587)
Receive	China 7-Day Reverse Repo Index	2.750%	9/15/26	3-Month		CNY	13,500,000	(33,284)	(10,868)	(22,416)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/15/24	PAM	*	INR	454,200,000	7,640	8,640	(1,000)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/16/27	6-Month		INR	160,000,000	4,013	(821)	4,834
Receive	Singapore Overnight Index Average	1.250%	3/16/24	6-Month		SGD	7,050,000	10,211	12,795	(2,584)
Pay	Singapore Overnight Index Average	1.250%	9/15/31	6-Month		SGD	200,000	(6,367)	(5,392)	(975)
Receive	Singapore Overnight Index Average	1.250%	9/15/31	6-Month		SGD	330,000	10,507	(3,020)	13,527
Receive	SOFR	0.500%	6/15/24	12-Month		USD	5,000,000	108,781	48,375	60,406
Pay	SOFR	0.768%	12/31/23	PAM	*	USD	18,000,000	(194,802)	(2,598)	(192,204)
Receive	SOFR	1.000%	12/15/26	12-Month		USD	1,000,000	24,355	3,719	20,636
Receive	SOFR	1.000%	6/15/27	12-Month		USD	1,300,000	40,077	47,413	(7,336)
Pay	SOFR	1.228%	8/15/31	12-Month		USD	3,900,000	(145,184)	(6,519)	(138,665)
Pay	SOFR	1.250%	12/15/28	12-Month		USD	3,000,000	(59,477)	11,604	(71,081)
Pay	SOFR	1.250%	6/15/32	12-Month		USD	600,000	(26,087)	(5,289)	(20,798)
Pay	SOFR	1.250%	6/15/32	12-Month		USD	2,600,000	(106,864)	(103,200)	(3,664)
Receive	SOFR	1.320%	12/21/23	PAM	*	USD	57,800,000	243,570	157,084	86,486
Pay	SOFR	1.500%	12/15/31	12-Month		USD	1,200,000	(14,883)	17,690	(32,573)
Pay	SOFR	1.500%	12/15/31	12-Month		USD	1,700,000	(17,330)	54,738	(72,068)
Pay	Sterling Overnight Index Average	0.010%	2/7/23	PAM	*	GBP	4,800,000	(78,859)	—	(78,859)
Pay	Sterling Overnight Index Average	0.250%	3/16/24	12-Month		GBP	1,100,000	(40,414)	(5,513)	(34,901)
Pay	Sterling Overnight Index Average	0.500%	9/21/24	12-Month		GBP	9,600,000	(326,036)	(352,576)	26,540
Pay	Sterling Overnight Index Average	0.500%	3/16/27	12-Month		GBP	900,000	(61,047)	(6,005)	(55,042)
Pay	Sterling Overnight Index Average	0.750%	3/16/32	12-Month		GBP	1,700,000	(146,824)	(38,030)	(108,794)
Receive	Sterling Overnight Index Average	0.750%	3/16/52	12-Month		GBP	100,000	18,198	(1,757)	19,955
Pay	Swiss Average Rate Overnight Index	(0.500)%	9/15/26	12-Month		CHF	2,400,000	(68,741)	(3,087)	(65,654)
Pay	Swiss Average Rate Overnigh Index	0.283%	2/14/27	12-Month		CHF	600,000	5,198	—	5,198

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Swiss Average Rate Overnigh Index	0.294%	2/10/27	12-Month	CHF	800,000	$7,543	$—	$7,543
Pay	Swiss Average Rate Overnigh Index	0.295%	2/17/27	12-Month	CHF	300,000	2,760	—	2,760
Pay	Swiss Average Rate Overnigh Index	0.300%	2/15/27	12-Month	CHF	600,000	5,761	—	5,761
Pay	Swiss Average Rate Overnigh Index	0.343%	5/16/27	12-Month	CHF	400,000	3,278	—	3,278
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	(35,369)	(380)	(34,989)
Pay	3-Month Canadian Bank Bill	1.250%	6/16/31	6-Month	CAD	500,000	(35,564)	(18,758)	(16,806)
Pay	3-Month Canadian Bank Bill	1.270%	3/3/22	6-Month	CAD	1,000,000	3,132	3,186	(54)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	903	2,196	(1,293)
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(100,445)	(27,393)	(73,052)
Pay	3-Month Canadian Bank Bill	1.585%	7/19/31	6-Month	CAD	200,000	(9,949)	(5,979)	(3,970)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(18,007)	2,504	(20,511)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	(14,626)	12,573	(27,199)
Pay	3-Month Canadian Bank Bill	2.000%	11/14/23	6-Month	CAD	2,000,000	(3,888)	43	(3,931)
Pay	3-Month Canadian Bank Bill	2.060%	10/28/23	6-Month	CAD	4,200,000	(5,363)	246	(5,609)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	11/1/23	6-Month	NZD	3,900,000	(1,027)	1,323	(2,350)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month	NZD	4,400,000	(3,561)	(779)	(2,782)
Pay	3-Month SEK-STIBOR-SIDE	0.500%	6/19/24	12-Month	SEK	4,800,000	(360)	6,261	(6,621)
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	1,200,000	11,544	122	11,422
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	2,750,000	148,929	56,962	91,967
Pay	3-Month USD-LIBOR	0.500%	6/16/28	6-Month	USD	500,000	(40,575)	(21,372)	(19,203)
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	200,000	19,691	11,329	8,362
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	4,200,000	421,571	248,524	173,047
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	1,000,000	(27,959)	8,176	(36,135)
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	2,000,000	(55,605)	17,425	(73,030)
Receive	3-Month USD-LIBOR	1.250%	12/15/26	6-Month	USD	7,200,000	176,902	(86,689)	263,591
Receive	3-Month USD-LIBOR	1.250%	6/9/41	6-Month	USD	900,000	110,225	65,342	44,883
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	14,062	(30,011)	44,073
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	3,109	(40,806)	43,915
Pay	3-Month USD-LIBOR	1.500%	12/15/28	6-Month	USD	3,100,000	(66,872)	55,638	(122,510)
Pay	3-Month USD-LIBOR	1.518%	1/20/29	6-Month	USD	100,000	(2,200)	—	(2,200)
Pay	3-Month USD-LIBOR	1.519%	1/25/27	3-Month	USD	1,900,000	(24,563)	—	(24,563)
Pay	3-Month USD-LIBOR	1.545%	1/20/29	6-Month	USD	900,000	(18,191)	—	(18,191)
Pay	3-Month USD-LIBOR	1.630%	1/26/29	6-Month	USD	200,000	(2,960)	—	(2,960)
Pay	3-Month USD-LIBOR	1.655%	1/24/32	6-Month	USD	200,000	(4,865)	—	(4,865)
Receive	3-Month USD-LIBOR	1.750%	12/15/31	6-Month	USD	200,000	2,304	(7,578)	9,882
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	1,600,000	(17,428)	(113,535)	96,107
Pay	3-Month USD-LIBOR	2.000%	12/15/51	6-Month	USD	400,000	4,170	26,360	(22,190)
Pay	6-Month EURIBOR	(0.500)%	9/21/24	12-Month	EUR	11,100,000	(230,590)	(249,028)	18,438
Pay	6-Month EURIBOR	(0.250)%	3/16/27	6-Month	EUR	19,400,000	(870,601)	(38,673)	(831,928)
Pay	6-Month EURIBOR	(0.250)%	9/21/27	12-Month	EUR	3,200,000	(169,175)	(50,137)	(119,038)
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	10,782	6,520	4,262
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	23,418	11,996	11,422
Pay	6-Month EURIBOR	0.250%	3/16/32	12-Month	EUR	5,910,000	(387,952)	(180,364)	(207,588)
Pay	6-Month EURIBOR	0.250%	9/21/32	12-Month	EUR	1,090,000	(82,382)	(30,722)	(51,660)
Pay	6-Month EURIBOR	0.500%	3/16/24	6-Month	EUR	2,300,000	(31,599)	(7,030)	(24,569)
Receive	6-Month EURIBOR	0.500%	3/16/52	12-Month	EUR	2,350,000	228,077	(120,968)	349,045
Receive	6-Month EURIBOR	0.500%	9/21/52	12-Month	EUR	50,000	5,096	(1,173)	6,269
Pay	6-Month JPY-LIBOR	0.000%	3/17/22	6-Month	JPY	580,000,000	1,638	1	1,637
Pay	6-Month JPY-LIBOR	0.000%	6/19/22	6-Month	JPY	410,000,000	1,004	(4)	1,008
Receive	6-Month JPY-LIBOR	0.000%	6/19/22	6-Month	JPY	30,000,000	(73)	—	(73)
Receive	6-Month JPY-LIBOR	0.000%	6/19/22	6-Month	JPY	80,000,000	(196)	1	(197)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(137,985)	(90,197)	(47,788)

							$(2,202,431)	$(769,891)	$(1,432,540)

*	PAM — paid at maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	$285	$18	$267
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	(53)	(595)	542
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	19	(76)	95
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	(203)	(812)	609
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	185	115	70
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	(1,186)	(2,445)	1,259
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	(906)	(1,135)	229
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	(1,305)	(4,010)	2,705
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	636	(15,414)	16,050

					$(2,528)	$(24,354)	$21,826

At February 28, 2022, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	BNP	MYR	300,000	$153	$(891)	$1,044
Receive	3-Month MYR-KLIBOR	3.250%	3/16/32	BOA	MYR	5,200,000	30,594	16,482	14,112
Receive	3-Month MYR-KLIBOR	3.250%	3/16/27	BOA	MYR	1,400,000	(1,632)	(609)	(1,023)
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	BOA	MYR	100,000	51	(17)	68
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	JPM	MYR	600,000	305	(1,269)	1,574
Receive	3-Month MYR-KLIBOR	3.000%	3/16/27	SCB	MYR	500,000	852	(328)	1,180
Receive	3-Month MYR-KLIBOR	3.500%	3/16/32	SCB	MYR	400,000	203	(1,240)	1,443

							$30,526	$12,128	$18,398

At February 28, 2022, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized (Depreciation)
Pay	10-Year GBP Inflation Linked	3.740%	3/15/31	GBP	300,000	$(60,699)	$(2,630)	$(58,069)
Pay	10-Year GBP Inflation Linked	3.700%	4/15/31	GBP	450,000	(96,626)	(9,516)	(87,110)

						$(157,325)	$(12,146)	$(145,179)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2022, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	BCLY	0.223%	USD	200,000	$(2,431)	$(3,815)	$1,384
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	GSC	0.223%	USD	500,000	(6,076)	(9,654)	3,578
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BCLY	0.032%	USD	400,000	(1,991)	(14,121)	12,130
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BNP	0.032%	USD	700,000	(3,485)	(25,057)	21,572
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BOA	0.032%	USD	200,000	(995)	(6,913)	5,918
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	GSC	0.032%	USD	500,000	(2,489)	(17,653)	15,164
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	HSBC	0.032%	USD	300,000	(1,493)	(10,159)	8,666
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.183%	USD	600,000	(7,607)	(15,056)	7,449
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.183%	USD	400,000	(5,071)	(9,884)	4,813
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.183%	USD	200,000	(2,535)	(4,989)	2,454
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.183%	USD	400,000	(5,071)	(9,580)	4,509

								$(39,244)	$(126,881)	$87,637

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Sovereign Issues — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.733%	USD	300,000	$3,163	$(7,348)	$10,511
Saudi Government International Bonds, A-	1.000%	12/20/26	3-Month	GSC	0.583%	USD	600,000	12,717	14,305	(1,588)

								$15,880	$6,957	$8,923

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 35 5-Year Index, NR	(5.000%)	12/20/25	3-Month	0.032%	USD	200,000	$(14,069)	$(19,498)	$5,429
Markit CDX North America High Yield Series 36 5-Year Index, NR	(5.000%)	6/20/26	3-Month	0.035%	USD	300,000	(20,481)	(29,462)	8,981
Markit CDX North America Investment Grade Series 37 10-Year Index, NR	(1.000%)	12/20/31	3-Month	0.011%	USD	500,000	2,052	(2,646)	4,698
Markit iTraxx Europe Series 31 10-Year Index, NR	(1.000%)	6/20/29	3-Month	0.009%	EUR	9,600,000	(61,973)	(218,575)	156,602

							$(94,471)	$(270,181)	$175,710

Centrally Cleared — Credit Default Swaps on Corporate Issues and Indexes — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Jaguar Land Rover Automotive PLC, B+	5.000%	6/20/26	3-Month	0.043%	EUR	200,000	$8,120	$12,873	$(4,753)
Markit CDX North America Investment Grade Series 37 5-Year Index, NR	1.000%	12/20/26	3-Month	0.007%	USD	2,400,000	40,353	55,440	(15,087)
Markit iTraxx Europe Crossover Series 36 5-Year Index, NR	5.000%	12/20/26	3-Month	0.035%	EUR	200,000	(12,478)	15,708	(28,186)
Markit iTraxx Europe Series 36 5-Year Index, NR	1.000%	12/20/26	3-Month	0.007%	EUR	5,400,000	(71,257)	91,652	(162,909)
Rolls-Royce PLC, BB-	1.000%	6/20/26	3-Month	0.011%	EUR	200,000	(11,144)	(15,002)	3,858
Ryder System Inc, BBB+	1.000%	6/20/22	3-Month	0.023%	USD	100,000	428	725	(297)
Sheel International Finance BV, AA-	1.000%	12/20/26	3-Month	0.004%	EUR	200,000	6,679	6,963	(284)

							$(39,299)	$168,359	$(207,658)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

At February 28, 2022, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	$75,599	$(3,920)	$79,519

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 28, 2022, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,304,000 for open centrally cleared swap contracts.

At February 28, 2022, International Fixed Income Fund had cash collateral from brokers in the amount of $540,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	BOA	— Bank of America
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNY	— China Yuan Renminbi	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	SCB	— Standard Chartered Bank
HKD	— Hong Kong Dollar	SOG	— Societe Generale SA
ILS	— Israeli New Shekel	UBS	— UBS Securities LLC
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 95.0%

Alaska — 0.1%
		Northern Tobacco Securitization Corp., Revenue Bonds:
$35,000	BBB+	Series B1, 0.500% due 6/1/31	$32,921
80,000	BBB-	Series B1, 4.000% due 6/1/50	84,756

		Total Alaska	117,677

Arizona — 5.4%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(a)	514,614
2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(b)(c)	3,028,619
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
		Facility American Leadership Academy
350,000	NR	4.125% due 6/15/29(a)	353,439
250,000	NR	4.750% due 6/15/37(a)	252,902
230,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(a)	233,354
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(a)	523,359

		Total Arizona	4,906,287

California — 7.8%
		California County Tobacco Securitization Agency, Revenue Bonds:
620,000	A	Series A, 5.000% due 6/1/28	722,093
10,615,000	NR	zero coupon due 6/1/55	824,208
		California County Tobacco Securitization Agency, Revenue Bonds, Merced County Tobacco Funding Corp.:
240,000	A	5.000% due 6/1/25	263,237
100,000	A	5.000% due 6/1/27	114,427
100,000	A	5.000% due 6/1/28	116,467
335,000	A	5.000% due 6/1/31	403,858
250,000	NR	California School Finance Authority, Revenue Bonds, iLead Lancaster Project, Series A, 4.000% due 6/1/31(a)	260,533
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(c)	983,586
250,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, 4.000% due 8/1/47(a)	221,875
1,245,000	NR	CMFA Special Finance Agency VIII, Revenue Bonds, 3.000% due 8/1/56(a)	1,033,712
		CSCDA Community Improvement Authority, Revenue Bonds:
135,000	NR	3.125% due 6/1/57(a)	113,224
100,000	NR	3.250% due 5/1/57(a)	88,665
285,000	NR	4.000% due 12/1/58(a)	271,286
140,000	NR	4.000% due 6/1/58(a)	136,331
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, Pre-refunded 6/1/22 @ 100, 5.000% due 6/1/47(d)	35,386
290,000	NR	Series A2, Pre-refunded 6/1/22 @ 100, 5.000% due 6/1/47(d)	293,124
110,000	NR	Series B2, zero coupon due 6/1/66	16,455
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	653,509
475,000	Aa2(e)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	540,386

		Total California	7,092,362

Colorado — 6.6%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	865,491
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,519,361
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,588,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Colorado — 6.6% — (continued)
$2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	$2,038,805

		Total Colorado	6,012,594

Connecticut — 0.9%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(c)	798,320

District of Columbia — 1.2%
2,075,000	WD(f)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	348,865
700,000	A+	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	752,684

		Total District of Columbia	1,101,549

Florida — 10.3%
665,000	AA+	Broward County FL Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/47	761,203
225,000	Baa3(e)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	253,036
500,000	NR	Capital Trust Agency Inc., Revenue Bonds, Educational Growth Fund LLC Charter School Portfolio Projects, Series A1, 3.375% due 7/1/31(a)	515,512
100,000	Ba2(e)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(a)	105,597
2,500,000	NR	Capital Trust Agency Inc., Revenue Bonds, Wonderful Foundations Charter, zero coupon due 1/1/60	170,483
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,637,332
		City of Tallahassee, FL, Health Facilities Revenue, Revenue Bonds:
500,000	Baa1(e)	5.000% due 12/1/26	563,484
500,000	Baa1(e)	5.000% due 12/1/27	561,631
250,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	252,258
190,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(a)(c)	200,180
115,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	116,054
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	288,112
3,000,000	AA-	Orange County Convention Center, Revenue Bonds, 5.000% due 10/1/29	3,359,666
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	309,987
240,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	241,211

		Total Florida	9,335,746

Georgia — 4.4%
		City of Atlanta GA, Department of Aviation, Revenue Bonds:
65,000	Aa3(e)	Series A, 5.000% due 7/1/24	70,572
265,000	Aa3(e)	Series A, 5.000% due 7/1/25	295,986
265,000	Aa3(e)	Series A, 5.000% due 7/1/26	303,641
70,000	Aa3(e)	Series B, 5.000% due 7/1/24(c)	75,631
120,000	Aa3(e)	Series B, 5.000% due 7/1/25(c)	133,079
		Main Street Natural Gas Inc., Revenue Bonds:
2,610,000	Aa2(e)	Series B, 4.000% due 8/1/49(b)	2,787,964
320,000	A3(e)	Series C, 4.000% due 5/1/52(b)	357,167

		Total Georgia	4,024,040

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Guam — 0.1%
		Territory of Guam, Revenue Bonds:
$15,000	Ba1(e)	Series A, 5.000% due 11/1/27	$17,293
15,000	Ba1(e)	Series A, 5.000% due 11/1/28	17,554
15,000	Ba1(e)	Series A, 5.000% due 11/1/29	17,807

		Total Guam	52,654

Idaho — 0.1%
100,000	A2(e)	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.000% due 7/15/29	122,593

Illinois — 4.1%
		Illinois Finance Authority, Revenue Bonds:
		Advocate Health Care:
785,000	NR	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(d)	791,422
440,000	AA	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(d)	443,600
10,000	NR	Pre-refunded 6/1/22 @ 100. 4.000% due 6/1/47(d)	10,082
600,000	A	DePaul University, 5.000% due 10/1/36	685,162
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,216,510
		Northwestern Memorial HealthCare, Series A, 4.000%
110,000	AA+	Series A, 4.000% due 7/15/37	125,008
145,000	AA+	Series A, 4.000% due 7/15/38	164,443
220,000	AA+	Series A, 4.000% due 7/15/39	248,996

		Total Illinois	3,685,223

Indiana — 1.2%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,131,446

Iowa — 1.2%
1,000,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,125,811

Louisiana — 0.6%
		New Orleans Aviation Board, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	Series B, 5.000% due 1/1/38(c)	280,156
250,000	A-	Series B, 5.000% due 1/1/37(c)	280,473

		Total Louisiana	560,629

Maryland — 3.0%
		City of Baltimore, MD,Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(a)	201,518
125,000	NR	Series A, 2.800% due 6/1/25(a)	126,355
135,000	NR	Series A, 2.850% due 6/1/26(a)	136,890
140,000	NR	Series B, 3.000% due 6/1/24(a)	140,594
660,000	AA+	County of Prince George’s MD, Behavioral Health Facility, Certificates Participation, 5.000% due 10/1/28	800,565
1,000,000	AAA	State of Maryland, GO, Series A, 5.000% due 8/1/31	1,289,237

		Total Maryland	2,695,159

Massachusetts — 1.4%
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
75,000	AA	Series A1, 5.000% due 7/1/28	90,285
1,000,000	AA	Series A1, 5.000% due 7/1/44	1,161,068

		Total Massachusetts	1,251,353

Michigan — 0.7%
300,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	302,382
190,000	A1(e)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., 1.200% due 10/15/38(b)	183,899
100,000	BB	Michigan Strategic Fund, Revenue Bonds, AMT, 4.000% due 10/1/61(b)(c)	107,530

		Total Michigan	593,811

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Nevada — 1.5%
$75,000	Ba2(e)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(a)	$75,319
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,318,465

		Total Nevada	1,393,784

New Hampshire — 1.1%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., AMT, Remarketing, 2.950% due 4/1/29(a)(c)	1,019,888

New Jersey — 5.3%
1,340,000	NR	Manalapan-Englishtown Regional Board of Education, GO, 5.750% due 12/1/22	1,388,024
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(a)	231,533
500,000	AA-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, 3.000% due 7/1/51	491,195
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, Series A, 5.000% due 6/15/30	1,417,236
1,000,000	BBB+	State of New Jersey, GO, 5.000% due 6/1/28	1,188,546
100,000	A	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/25	109,722

		Total New Jersey	4,826,256

New Mexico — 0.2%
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(f)	2.250% due 5/15/24	100,026
100,000	BB+(f)	2.625% due 5/15/25	100,052

		Total New Mexico	200,078

New York — 4.6%
40,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 4.000% due 7/15/40	45,442
335,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 4.000% due 8/1/39	381,156
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	579,261
225,000	Baa3(e)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(c)	246,510
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
1,000,000	AA+	4.000% due 5/15/51	1,121,022
275,000	AA+	5.000% due 5/15/39	344,691
1,170,000	AA	Trust for Cultural Resources of The City of New York(The), Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,420,706

		Total New York	4,138,788

North Carolina — 2.7%
2,000,000	AAA	State of North Carolina, GO, Series B, 5.000% due 6/1/28	2,419,160

Ohio — 1.3%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
250,000	BBB+	Series A2, 3.000% due 6/1/48	225,053
160,000	NR	Series B2, 5.000% due 6/1/55	174,303
		County of Montgomery OH, Revenue Bonds, Dayton Children’s Hospital:
75,000	A1(e)	4.000% due 8/1/38	85,303
80,000	A1(e)	4.000% due 8/1/39	90,805
600,000	NR	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	606,228

		Total Ohio	1,181,692

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Oregon — 0.9%
$830,000	NR	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	$840,634

Pennsylvania — 1.3%
100,000	BB+	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	115,555
1,000,000	A	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/45	1,104,448

		Total Pennsylvania	1,220,003

Puerto Rico — 2.0%
430,000	AA-	Puerto Rico Housing Finance Authority, Revenue Bonds ,Puerto Rico Public Housing Project, 5.000% due 12/1/24	468,561
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	734,347
90,000	NR	Series A1, 5.000% due 7/1/58	100,931
299,000	NR	Series A1, zero coupon due 7/1/24	284,561
216,000	NR	Series A2, 4.784% due 7/1/58	238,894

		Total Puerto Rico	1,827,294

South Carolina — 4.5%
1,535,000	Aa3(e)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,695,708
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,384,695

		Total South Carolina	4,080,403

Tennessee — 0.7%
635,000	Aa2(e)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	647,189

Texas — 7.8%
		City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT:
100,000	B-(f)	4.000% due 7/15/41(c)	103,421
1,000,000	A1(e)	Series C, 5.000% due 7/1/26(c)	1,126,111
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corporation Project, 4.000% due 5/15/36	296,748
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(a)	511,113
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	605,697
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,119,552
795,000	Aaa(e)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	773,218
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,420,506
1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	1,121,394

		Total Texas	7,077,760

Utah — 0.6%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	582,757

Virginia — 4.0%
500,000	AAA	County of Arlington, VA, GO, 5.000% due 6/15/31	643,490
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Project, 4.000% due 2/1/34	1,163,272
		Virginia College Building Authority, Revenue Bonds:
350,000	A	Series A, 5.000% due 1/15/28	411,102
585,000	A	Series A, 5.000% due 1/15/29	699,999
500,000	A	Series A, 5.000% due 1/15/30	609,007
100,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(c)	108,350

		Total Virginia	3,635,220

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Washington — 2.5%
$1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	$1,209,639
650,000	Aa2(e)	Snohomish County Public Utility District No 1, Revenue Bonds, Series A, 5.000% due 12/1/51	807,470
100,000	NR	Washington State Convention Center Public Facilities District, Revenue Bonds, 4.000% due 7/1/31	108,723
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(a)	107,108

		Total Washington	2,232,940

West Virginia — 2.6%
		West Virginia Parkways Authority, Revenue Bonds:
1,000,000	AA-	4.000% due 6/1/51	1,122,108
1,000,000	AA-	5.000% due 6/1/47	1,222,038

		Total West Virginia	2,344,146

Wisconsin — 2.3%
90,000	A+	Public Finance Authority, Revenue Bonds, Renown Regional Medical Center Project, 5.000% due 6/1/27	105,257
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,367,376
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	598,268

		Total Wisconsin	2,070,901

		TOTAL MUNICIPAL BONDS (Cost — $85,331,874)	86,346,147

Shares/Units

CLOSED END MUTUAL FUND SECURITY — 2.6%

United States — 2.6%
20,800		iShares ® National Muni Bond ETF, Common Class (Cost — $2,423,825)	2,344,576

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $87,755,699)	88,690,723

Face Amount†

SHORT-TERM INVESTMENTS — 1.7%

TIME DEPOSITS — 1.7%
71,786		BNP Paribas — Paris, 0.005% due 3/1/22	71,786
424,569		Citibank — New York, 0.005% due 3/1/22	424,569
1,044,418		Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	1,044,418

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,540,773)	1,540,773

		TOTAL INVESTMENTS — 99.3% (Cost — $89,296,472)	90,231,496

		Other Assets in Excess of Liabilities — 0.7%	598,383

		TOTAL NET ASSETS — 100.0%	$90,829,879

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $7,374,901 and represents 8.1% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

(d)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.

At February 28, 2022, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$89,296,472	$2,418,571	$(1,501,929)	$916,642

Abbreviations used in this schedule:
ETF	— Exchange-Traded Fund
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corp.
PSF-GTD	— Permanent School Fund Guaranteed
SCH BD GTY	— School Bond Guaranty

Summary of Investments by Industry^
General Obligation	26.3%
Health Care Providers & Services	13.8
Higher Education	7.5
Transportation	6.6
School District	5.9
Development	5.8
Airport	5.7
Education	4.4
Tobacco Settlement	4.2
Water and Sewer	4.2
Utilities	3.8
Multifamily Housing	3.0
Capital Markets	2.6
Power	1.6
Pollution	1.1
Single Family Housing	0.7
Nursing Homes	0.7
Housing	0.3
Short-Term Investments	1.8

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At February 28, 2022, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Note June Futures	9	6/22	$1,056,951	$1,064,531	$(7,580)
U.S. Treasury 10-Year Note June Futures	6	6/22	758,344	764,625	(6,281)
U.S. Treasury Long Bond June Futures	2	6/22	308,854	313,375	(4,521)

					$(18,382)

At February 28, 2022, Municipal Bond Fund had deposited cash of $27,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
USD	— United States Dollar

See pages 275-276 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 98.9%
			U.S. Treasury Inflation Indexed Bonds:
$1,789,687			2.375% due 1/15/25	$2,023,443
2,139,358			2.000% due 1/15/26	2,446,313
2,125,320			1.750% due 1/15/28	2,501,657
5,328,173			3.625% due 4/15/28(a)	6,939,402
1,807,609			2.500% due 1/15/29	2,264,600
2,114,837			3.875% due 4/15/29	2,879,666
37,697			3.375% due 4/15/32	54,793
1,264,122			2.125% due 2/15/40	1,834,991
2,609,896			2.125% due 2/15/41	3,810,578
2,220,930			0.750% due 2/15/42	2,629,643
836,729			0.625% due 2/15/43	970,872
3,313,668			1.375% due 2/15/44	4,415,452
1,089,252			0.750% due 2/15/45	1,298,143
3,871,211			1.000% due 2/15/46	4,879,102
1,951,899			0.875% due 2/15/47	2,421,556
1,153,212			1.000% due 2/15/48	1,481,060
498,838			0.250% due 2/15/50	544,832
1,392,131			0.125% due 2/15/51	1,480,874
500,765			0.125% due 2/15/52	535,753
			U.S. Treasury Inflation Indexed Notes:
5,929,434			0.125% due 1/15/23(a)	6,154,886
9,114,132			0.625% due 4/15/23(a)	9,569,152
2,031,296			0.625% due 1/15/24	2,160,089
4,532,304			0.500% due 4/15/24	4,823,953
2,499,341			0.125% due 10/15/24	2,660,160
5,828,598			0.125% due 4/15/25(a)	6,202,921
429,804			0.125% due 10/15/25	459,857
4,998,471			0.625% due 1/15/26	5,437,354
1,488,354			0.125% due 4/15/26	1,589,593
3,762,693			0.125% due 7/15/26	4,044,666
1,938,551			0.125% due 10/15/26(a)	2,085,264
3,497,165			0.375% due 1/15/27	3,802,151
4,456,383			0.375% due 7/15/27	4,874,870
5,174,422			0.500% due 1/15/28	5,691,008
6,675,247			0.750% due 7/15/28(a)	7,507,155
2,970,190			0.875% due 1/15/29	3,375,413
3,015,892			0.250% due 7/15/29	3,307,818
910,258			0.125% due 1/15/30	988,954
2,468,421			0.125% due 7/15/30	2,696,823
3,973,447			0.125% due 1/15/31	4,341,117
9,684,448			0.125% due 7/15/31(a)	10,628,677
3,419,618			0.125% due 1/15/32	3,747,844
130,000			U.S. Treasury Notes, 1.750% due 12/31/24	130,564

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $131,233,242)	141,693,019

SOVEREIGN BONDS — 11.4%

Australia — 0.2%
290,000	AUD	Aaa(b)	Australia Government Bonds, 3.000% due 9/20/25	314,659

Canada — 0.4%
			Canadian Government Real Return Bonds:
491,883	CAD	AAA	4.250% due 12/1/26	485,831
55,399	CAD	AAA	0.500% due 12/1/50	44,755

			Total Canada	530,586

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

France — 0.5%
627,624	EUR	AAu(c)	French Republic Government Bonds OAT, 0.100% due 3/1/26(d)	$781,340

Italy — 4.4%
			Italy Buoni Poliennali Del Tesoro:
3,209,368	EUR	NR	1.400% due 5/26/25(d)	3,916,491
1,168,475	EUR	Baa3u(b)	0.400% due 5/15/30(d)	1,402,491
918,261	EUR	NR	0.100% due 5/15/33(d)	1,046,573

			Total Italy	6,365,555

Japan — 1.4%
			Japanese Government CPI Linked Bonds:
39,585,390	JPY	A1(b)	0.100% due 3/10/28	358,440
182,448,000	JPY	A1(b)	0.100% due 3/10/29	1,656,006

			Total Japan	2,014,446

New Zealand — 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	250,951

Peru — 0.3%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32	366,201

Qatar — 0.1%
$200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	205,507

United Kingdom — 3.9%
			United Kingdom Gilt Inflation Linked:
2,780,640	GBP	NR	1.875% due 11/22/22	3,999,103
1,048,432	GBP	Aa3u(b)	0.125% due 3/22/24	1,545,661

			Total United Kingdom	5,544,764

			TOTAL SOVEREIGN BONDS (Cost—$16,528,184)	16,374,009

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
			Alternative Loan Trust:
229,500		NR	Series 2006-HY11, Class A1, 0.427% (1-Month USD-LIBOR + 0.240%) due 6/25/36(e)	226,449
34,511		NR	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	34,317
451,027		NR	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	445,730
349		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.034% (6-Month USD-LIBOR + 1.500%) due 9/25/45(e)	350
300,000		Aaa(b)	ARES L CLO Ltd., Series 2018-50A, Class AR, 1.291% (3-Month USD-LIBOR + 1.050%) due 1/15/32(d)(e)	299,120
17,094		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(d)	17,198
18,438		NR	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 2.905% due 5/25/33(e)	18,499
181,352		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.162% (1-Month USD-LIBOR + 0.975%) due 6/25/34(e)	184,838
300,000	EUR	Aaa(b)	Cairn CLO X DAC, Series 2018-10A, Class AR, 0.780% (3-Month EURIBOR + 0.780%) due 10/15/31(d)(e)	335,167
300,000	EUR	Aaa(b)	Carlyle Global Markets Strategis, Series 2014-2A, Class AR-1, 0.750% (3-Month EURIBOR + 0.750%) due 11/15/31(d)(e)	334,579
38,244		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 0.547% (1-Month USD-LIBOR + 0.360%) due 3/25/35(d)(e)	39,414
			CHL Mortgage Pass-Through Trust:
655,696		NR	Series 2005-HYB6, Class 2A1, 2.700% due 10/20/35(e)	669,179
65,753		NR	Series 2005-HYB9, Class 2A1, 1.987% (1-Year USD-LIBOR + 1.750%) due 2/20/36(e)	63,501
92,577		Caa2(b)	Series 2006-6, Class A4, 6.000% due 4/25/36	63,929
131,925		NR	Series 2007-1, Class A1, 6.000% due 3/25/37	90,721

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%—(continued)
			Citigroup Mortgage Loan Trust:
$4,861		B-	Series 2004-HYB2, Class 2A, 2.371% due 3/25/34(e)	$5,015
139,827		Caa2(b)	Series 2007-AR4, Class 1A1A, 3.165% due 3/25/37(e)	139,070
19,688		B(c)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	19,735
			Countrywide Asset-Backed Certificates:
318,123		CC	Series 2007-1, Class 1A, 0.327% (1-Month USD-LIBOR + 0.140%) due 7/25/37(e)	305,315
65,065		D	Series 2007-6, Class 1A, 0.387% (1-Month USD-LIBOR + 0.200%) due 9/25/37(e)	60,923
360,706		CCC	Series 2007-8, Class 1A1, 0.377% (1-Month USD-LIBOR + 0.190%) due 11/25/37(e)	348,477
387,553		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 0.337% (1-Month USD-LIBOR + 0.150%) due 9/29/36(d)(e)	380,640
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 0.887% (1.050% — 1-Month USD-LIBOR) due 6/25/35(f)	152,000
814,146		CC	Series 2007-CB6, Class A3, 0.407% (1-Month USD-LIBOR + 0.220%) due 7/25/37(d)(e)	649,494
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 1.912% (1-Month USD-LIBOR + 1.725%) due 11/25/34(e)	149,673
400,000		Aaa(b)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 1.221% (3-Month USD-LIBOR + 0.980%) due 4/15/28(d)(e)	398,997
753,844		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.287% (1-Month USD-LIBOR + 1.100%) due 5/25/37(d)(e)	750,654
283,551		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 0.382% (1-Year USD-LIBOR + 0.150%) due 8/20/68(e)	277,438
22,369		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	15,970
3,954		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.851% (1-Month USD-LIBOR + 0.680%) due 6/20/35(e)	3,882
299,755	EUR	NR	Harvest CLO, Series 11A-ARR, Class ARR, 0.650% (3-Month EURIBOR + 0.650%) due 6/26/30(d)(e)	335,454
613,948	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.240% (Sterling Overnight Index Average + 1.050%) due 5/25/53(d)(e)	826,005
50,002		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.827% (1-Month USD-LIBOR + 0.640%) due 7/25/45(e)	43,976
303,518		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.647% (1-Month USD-LIBOR + 0.460%) due 3/25/36(e)	297,039
141,981		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 2.450% (1-Month USD-LIBOR + 1.450%) due 12/15/31(d)(e)	140,757
252,620	EUR	Aaa(b)	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.197% (0.800% — 3-Month EURIBOR) due 12/15/29(d)(f)	282,102
62,978		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(d)	63,197
282,181		NR	Lehman XS Trust, Series 2007-20N, Class A1, 1.337% (1-Month USD-LIBOR + 1.150%) due 12/25/37(e)	300,770
165,462		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.307% (1-Month USD-LIBOR + 0.120%) due 8/25/36(e)	81,270
250,203		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.064% (3-Month USD-LIBOR + 0.820%) due 10/13/27(d)(e)	250,265
7,045		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.671% (1-Month USD-LIBOR + 0.480%) due 6/15/30(e)	6,915
			New Residential Mortgage Loan Trust:
47,323		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	49,528
250,610		Aaa(b)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	251,294
			Option One Mortgage Loan Trust:
102,038		CC	Series 2007-1, Class 1A1, 0.327% (1-Month USD-LIBOR + 0.140%) due 1/25/37(e)	79,527
98,125		CC	Series 2007-2, Class 1A1, 0.327% (1-Month USD-LIBOR + 0.140%) due 3/25/37(e)	74,176
397,426		Aaa(b)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 1.221% (3-Month USD-LIBOR + 0.980%) due 10/17/29(d)(e)	396,673

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%—(continued)
$354,483		BBB	RASC Trust, Series 2006-KS3, Class M1, 0.682% (1-Month USD-LIBOR + 0.330%) due 4/25/36(e)	$353,615
517,498		NR	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	274,837
			Securitized Asset-Backed Receivables LLC Trust:
497,638		CC	Series 2006-FR3, Class A3, 0.687% (1-Month USD-LIBOR + 0.500%) due 5/25/36(e)	334,116
100,672		CC	Series 2006-HE2, Class A2C, 0.487% (1-Month USD-LIBOR + 0.300%) due 7/25/36(e)	54,843
141,514		B-	Sequoia Mortgage Trust, Series 6, Class A, 0.802% (1-Month USD-LIBOR + 0.640%) due 4/19/27(e)	139,126
			Soundview Home Loan Trust:
230,713		CC	Series 2007-OPT1, Class 1A1, 0.387% (1-Month USD-LIBOR + 0.200%) due 6/25/37(e)	199,324
60,176		CCC	Series 2007-OPT2, Class 2A3, 0.367% (1-Month USD-LIBOR + 0.180%) due 7/25/37(e)	57,367
51,727		Aaa(b)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.188% (3-Month USD-LIBOR + 0.950%) due 7/14/26(d)(e)	51,715
138,328		Aaa(b)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/28(d)(e)	137,938
171,602		Aaa(b)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 1.094% (3-Month USD-LIBOR + 0.840%) due 4/20/28(d)(e)	171,525
245,274		Aaa(b)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/27(d)(e)	245,230
			Voya CLO Ltd.:
400,000		Aaa(b)	Series 2017-1A, Class A1R, 1.191% (3-Month USD-LIBOR + 0.950%) due 4/17/30(d)(e)	398,949
300,000		AAA	Series 2017-2A, Class A1R, 1.221% (3-Month USD-LIBOR + 0.980%) due 6/7/30(d)(e)	299,902
			WaMu Mortgage Pass-Through Certificates Trust:
8,247		Baa1(b)	Series 2002-AR2, Class A, 1.473% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	8,418
3,795		BB	Series 2002-AR17, Class 1A, 1.304% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	3,753

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,828,509)	12,689,880

CORPORATE BONDS & NOTES — 4.9%

Banks — 2.3%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	163,443
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB	1.770% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	202,813
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	206,214
			Nykredit Realkredit AS, Covered Notes:
18,672,719	DKK	AAA	1.000% due 10/1/50	2,503,039
695,321	DKK	AAA	1.000% due 10/1/53	91,742
994,645	DKK	NR	1.500% due 10/1/53	137,302

			Total Banks	3,304,553

Diversified Financial Services — 2.4%
			Jyske Realkredit, Covered Notes:
16,763,762	DKK	AAA	1.000% due 10/1/50	2,248,622
498,177	DKK	AAA	1.500% due 10/1/53	68,639
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
2,400,159	DKK	AAA	1.000% due 10/1/50	322,550
498,408	DKK	AAA	1.500% due 10/1/53	68,152
			Realkredit Danmark AS, Covered Notes:
4,067,022	DKK	AAA	1.000% due 10/1/50	544,920
596,708	DKK	AAA	1.000% due 10/1/53	78,448
597,291	DKK	AAA	1.500% due 10/1/53	82,509

			Total Diversified Financial Services	3,413,840

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oil & Gas — 0.2%
$305,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	$303,136

			TOTAL CORPORATE BONDS & NOTES (Cost — $7,695,623)	7,021,529

MORTGAGE-BACKED SECURITIES — 3.9%

FNMA — 3.9%
			Federal National Mortgage Association (FNMA):
36,879			4.000% due 3/1/50	38,668
1,566,000			3.500% due 4/1/52(g)	1,609,432
3,800,000			4.000% due 4/1/52(g)	3,964,172

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $5,619,444)	5,612,272

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $173,905,002)	183,390,709

SHORT-TERM INVESTMENTS — 0.5%

TIME DEPOSITS — 0.5%
5,165	AUD		ANZ National Bank — London, (0.220)% due 3/1/22	3,751
4,790	ZAR		BBH — Grand Cayman, 3.700% due 3/1/22	312
			BNP Paribas — Paris:
4,740	DKK		(0.740)% due 3/1/22	715
534	CAD		0.005% due 3/1/22	421
4,138	NOK		0.070% due 3/1/22	470
441	SGD		0.070% due 3/1/22	325
11,252	NZD		0.150% due 3/1/22	7,614
308,059			Citibank — New York, 0.005% due 3/1/22	308,059
70,008	GBP		SEB — Stockholm, 0.090% due 3/1/22	93,930
15,745	SEK		Skandinaviska Enskilda Banken AB — Sweden, (0.300)% due 3/1/22	1,664
4,229,639	JPY		Societe Generale SA — Paris, (0.340)% due 3/1/22	36,794
188,993	EUR		Sumitomo Mitsui Banking Corp. — Tokyo, (0.780)% due 3/1/22	211,918

			TOTAL SHORT-TERM INVESTMENTS (Cost — $665,973)	665,973

			TOTAL INVESTMENTS IN SECURITIES (Cost — $174,570,975)	184,056,682

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $259,700)	496,304

			TOTAL INVESTMENTS — 128.8% (Cost — $174,830,675)	184,552,986

			Liabilities in Excess of Other Assets — (28.8)%	(41,277,080)

			TOTAL NET ASSETS — 100.0%	$143,275,906

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $14,252,692 and represents 9.9% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(f)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2022.
(g)	This security is traded on a TBA basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2022, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$174,830,675	$14,437,147	$(5,765,090)	$8,672,057

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations .....	76.8%
Sovereign Bonds	8.9
Collateralized Mortgage Obligations	6.9
Corporate Bonds & Notes	3.8
Mortgage-Backed Securities	3.0
Purchased Options	0.2
Short-Term Investments	0.4

100.0%

^	As a percentage of total investments.

At February 28, 2022, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
2,700,000	$14,121		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/2/23	1.410%	$11,906
6,500,000	33,995		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/25/23	1.710%	44,719
300,000	1,584	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.197%	60,857
1,500,000	7,920	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.197%	304,283
1,100,000	5,753		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.237%	74,539

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $259,700)				$496,304

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2022, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
800,000	$531,552	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	4/20/22	0.900%	$897
300,000	199,332	OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	3/16/22	0.950%	28

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$66,444		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	BCLY	6/15/22	1.000%	$190
200,000	132,888		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	3/16/22	0.900%	32
200,000	132,888		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	DUB	6/15/22	1.100%	294
700,000	465,108		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	4/20/22	0.900%	785
100,000	66,444		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	3/16/22	0.950%	9
1,400,000	930,216		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	4/20/22	0.950%	1,239
100,000	66,444		OTC Markit CDX North America Investment Grade Series 37 5-Year Index, Put	JPM	6/15/22	1.000%	190
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	3/16/22	4.250%	220
200,000	664,100	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BCLY	5/18/22	4.250%	2,608
100,000	332,050	EUR	OTC Markit iTraxx Europe Crossover Series 36 5-Year Index, Put	BNP	6/15/22	5.500%	813
100,000	67,578	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.800%	100
200,000	135,156	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	0.850%	638
100,000	67,578	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.900%	41
500,000	337,890	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.900%	203
200,000	135,156	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	0.900%	546
100,000	67,578	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	3/16/22	0.950%	26
300,000	202,734	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	1.000%	595
300,000	202,734	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	5/18/22	1.000%	595
600,000	405,468	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	BCLY	6/15/22	1.000%	1,638
200,000	135,156	EUR	OTC Markit iTraxx Europe Series 36 5-Year Index, Put	JPM	3/16/22	0.900%	81

			Total Credit Default Swaptions				$11,768

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	528	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	DUB	8/8/22	0.350%	$568
100,000	528	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	DUB	8/8/22	0.550%	290
300,000	1,584	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	BCLY	5/9/22	0.450%	1,871
200,000	1,056	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	BNP	4/7/22	0.500%	1,298
300,000	1,584	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	JPM	4/8/22	0.450%	1,529
300,000	1,584	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BCLY	5/9/22	0.650%	1,660
200,000	1,056	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BNP	4/7/22	0.700%	577
300,000	1,584	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	JPM	4/8/22	0.650%	1,075
5,600,000	$29,288		OTC 5-Year Swaption, 3-Month USD-LIBOR, Put	DUB	11/17/23	2.340%	90,187
4,440,000	23,443	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.000%	452,636
860,000	4,541	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.000%	87,673
600,000	3,138		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	2/2/23	1.558%	13,696
1,400,000	7,322		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	1/25/23	1.785%	45,558
600,000	3,138		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BNP	3/8/22	1.937%	287

			Total Interest Rate Swaptions				$698,905

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	$199,093,750	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Call	JPM	4/6/22	$99.55	$447
100,000	98,828,125	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$98.83	613
100,000	99,273,000	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Call	JPM	5/5/22	$99.27	414
100,000	102,414,060	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Call	JPM	4/6/22	$102.41	83
100,000	100,414,060	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Put	JPM	4/6/22	$100.41	517

		Total Options on Futures				$2,074

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $281,870)				$712,747

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2022, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value

	Bank of America:
$8,032,500	0.080% due 3/3/22	$8,032,500

	NatWest Markets Securities Inc.:
6,350,477	0.080% due 3/1/22	6,350,477

	Nomura Securities International, Inc.:
23,769,488	0.080% due 3/9/22	23,769,488

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $38,152,465)	$38,152,465

For the period ended February 28, 2022, the daily average borrowing and interest rate under the reverse repurchase agreements were $39,480,168 and 0.081%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2022, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month Euro-Euribor March Futures	51	3/23	$14,335,470	$14,267,267	$(68,203)
Euro-Bund March Futures	7	3/22	1,297,961	1,311,114	13,153
U.S. Treasury 2-Year Note June Futures	36	6/22	7,735,867	7,748,156	12,289
U.S. Treasury 5-Year Note June Futures	13	6/22	1,528,752	1,537,657	8,905
U.S. Treasury 10-Year Note June Futures	8	6/22	1,005,875	1,019,500	13,625

					(20,231)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Government 3-Year Bond March Futures	8	3/22	$ 662,371	$ 656,045	$6,326
Euro-Bobl June Futures	23	6/22	3,393,693	3,402,462	(8,769)
Euro-BTP March Futures	24	3/22	3,867,341	3,798,516	68,825
Euro-Buxl 30-Year Bond June Futures	21	6/22	4,568,647	4,613,858	(45,211)
Euro-Schatz Note June Futures	79	6/22	9,864,339	9,888,486	(24,147)
Japan Government 10-Year Bond March Futures	2	3/22	2,644,752	2,618,416	26,336
Short Euro-BTP March Futures	13	3/22	1,638,107	1,642,233	(4,126)
U.S. Treasury Long Bond June Futures	8	6/22	1,237,250	1,253,500	(16,250)
U.S. Treasury Ultra Long Bond June Futures	14	6/22	2,581,458	2,603,125	(21,667)
U.S. Ultra Long Bond June Futures	55	6/22	7,705,371	7,773,047	(67,676)
United Kingdom Treasury 10-Year Gilt June Futures	12	6/22	1,974,137	1,981,637	(7,500)

					(93,859)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(114,090)

At February 28, 2022, Inflation-Linked Fixed Income Fund had deposited cash of $565,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2022, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	207,000	USD	148,582	HSBC	$150,334	3/2/22	$1,752
Australian Dollar	1,043,000	USD	751,532	JPM	757,478	3/2/22	5,946
Chinese Offshore Renminbi	12,192	USD	1,916	DUB	1,928	3/16/22	12
Danish Krone	660,000	USD	103,259	MLP	99,626	4/1/22	(3,633)
Danish Krone	615,000	USD	93,273	MLP	92,834	4/1/22	(439)
Euro	93,000	USD	106,386	BCLY	104,281	3/2/22	(2,105)
Euro	78,000	USD	88,836	BCLY	87,462	3/2/22	(1,374)
Euro	485,000	USD	554,808	JPM	543,830	3/2/22	(10,978)
Euro	1,288,000	USD	1,453,558	JPM	1,444,234	3/2/22	(9,324)
Euro	63,000	USD	71,816	SCB	70,642	3/2/22	(1,174)
Japanese Yen	35,100,000	USD	304,990	DUB	305,337	3/2/22	347
Norwegian Krone	6,520,000	USD	732,704	BCLY	739,440	5/18/22	6,736
Peruvian Sol	1,887,374	USD	504,645	JPM	498,391	3/3/22	(6,254)

							(20,488)

Contracts to Sell:
Australian Dollar	666,000	USD	473,317	MLP	483,682	3/2/22	(10,365)
British Pound	52,000	USD	70,486	BCLY	69,769	3/2/22	717
British Pound	4,937,000	USD	6,622,429	SCB	6,623,974	3/2/22	(1,545)
British Pound	85,000	USD	113,685	BCLY	114,078	4/4/22	(393)
British Pound	4,989,000	USD	6,695,798	SCB	6,695,700	4/4/22	98
Canadian Dollar	1,153,059	USD	905,619	HSBC	909,568	3/2/22	(3,949)
Canadian Dollar	435,305	USD	341,676	HSBC	343,382	3/2/22	(1,706)
Danish Krone	190,000	USD	28,860	BNP	28,681	4/1/22	179

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Danish Krone	575,000	USD	87,720	BNP	$86,795	4/1/22	$925
Danish Krone	1,635,000	USD	250,036	BNP	246,800	4/1/22	3,236
Danish Krone	580,000	USD	88,609	BNP	87,550	4/1/22	1,059
Danish Krone	19,110,000	USD	2,985,657	HSBC	2,884,623	4/1/22	101,034
Danish Krone	195,000	USD	30,570	HSBC	29,435	4/1/22	1,135
Danish Krone	190,000	USD	29,846	HSBC	28,680	4/1/22	1,166
Danish Krone	860,000	USD	134,172	HSBC	129,815	4/1/22	4,357
Danish Krone	195,000	USD	30,499	HSBC	29,435	4/1/22	1,064
Danish Krone	385,000	USD	60,213	JPM	58,115	4/1/22	2,098
Danish Krone	285,000	USD	44,500	JPM	43,020	4/1/22	1,480
Danish Krone	660,000	USD	100,463	JPM	99,626	4/1/22	837
Danish Krone	575,000	USD	87,637	MLP	86,795	4/1/22	842
Danish Krone	855,000	USD	131,999	MLP	129,061	4/1/22	2,938
Danish Krone	195,000	USD	29,763	MLP	29,435	4/1/22	328
Danish Krone	1,540,000	USD	236,120	MLP	232,460	4/1/22	3,660
Danish Krone	285,000	USD	44,723	MLP	43,021	4/1/22	1,702
Danish Krone	190,000	USD	28,751	MLP	28,680	4/1/22	71
Danish Krone	855,000	USD	130,168	MLP	129,060	4/1/22	1,108
Danish Krone	770,000	USD	119,090	MLP	116,230	4/1/22	2,860
Danish Krone	13,275,246	USD	2,096,864	MLP	2,003,877	4/1/22	92,987
Danish Krone	860,000	USD	130,943	MLP	129,816	4/1/22	1,127
Euro	727,000	USD	831,160	JPM	815,185	3/2/22	15,975
Euro	8,557,000	USD	9,597,705	SCB	9,594,964	3/2/22	2,741
Euro	235,000	USD	262,862	BCLY	263,893	4/4/22	(1,031)
Euro	7,277,000	USD	8,184,022	SCB	8,171,685	4/4/22	12,337
Japanese Yen	12,300,000	USD	107,356	DUB	106,999	3/2/22	357
Japanese Yen	310,157,800	USD	2,692,293	SCB	2,698,080	3/2/22	(5,787)
Japanese Yen	286,189,865	USD	2,486,439	SCB	2,491,608	4/4/22	(5,169)
New Zealand Dollar	1,464,000	USD	968,236	HSBC	990,689	3/2/22	(22,453)
Peruvian Sol	1,887,374	USD	476,429	MLP	498,392	3/3/22	(21,963)
Peruvian Sol	1,887,374	USD	496,194	JPM	490,769	8/8/22	5,425

							189,482

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$168,994

At February 28, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/20/22	6-Month	JPY	5,590,000	$(8)	$—	$(8)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	(485)	(1,139)	654
Receive	Sterling Overnight Index Average	0.750%	9/21/32	12-Month	GBP	1,200,000	104,132	38,007	66,125
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(12,325)	(103,179)	90,854
Pay	3-Month USD-LIBOR	1.888%	11/21/53	6-Month	USD	300,000	(5,241)	—	(5,241)
Receive	3-Month USD-LIBOR	1.840%	11/21/28	6-Month	USD	1,500,000	9,698	—	9,698
Pay	6-Month EURIBOR	0.500%	3/16/52	12-Month	EUR	350,000	(33,969)	(25,557)	(8,412)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.250%	3/16/32	12-Month	EUR	1,350,000	$88,619	$85,131	$3,488
Receive	6-Month JPY-LIBOR	0.000%	3/20/22	6-Month	JPY	5,590,000	(16)	—	(16)

							$150,405	$(6,737)	$157,142

At February 28, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year USD Inflation Linked	3.850%	12/20/22	USD	600,000	$(10,316)	$—	$(10,316)
Receive	2-Year EUR Inflation Linked	0.330%	7/15/22	EUR	600,000	48,308	2,849	45,459
Receive	2-Year EUR Inflation Linked	0.090%	5/15/22	EUR	100,000	7,378	423	6,955
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	107,014	(75,970)	182,984
Receive	5-Year GBP Inflation Linked	4.626%	2/15/27	GBP	1,000,000	33,535	—	33,535
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	(92,765)	76,362	(169,127)
Receive	5-Year GBP Inflation Linked	4.735%	12/15/26	GBP	1,000,000	40,078	(12,515)	52,593
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	4,000,000	(490,980)	41,097	(532,077)
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	19,597	—	19,597
Receive	5-Year USD Inflation Linked	2.767%	5/13/26	USD	500,000	33,889	—	33,889
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	35,798	81	35,717
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	421,150	(214,466)	635,616
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	139,726	(62,311)	202,037
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	98,879	1,693	97,186
Receive	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	88,892	5,868	83,024
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	5,186	—	5,186
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	5,997	—	5,997
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(189,253)	(9,569)	(179,684)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(71,598)	93,051	(164,649)
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	900,000	(211,293)	9,395	(220,688)
Receive	10-Year GBP Inflation Linked	4.300%	1/15/32	GBP	400,000	19,446	1,393	18,053
Pay	10-Year GBP Inflation Linked	3.750%	4/15/31	GBP	520,000	(107,400)	(4)	(107,396)
Pay	10-Year GBP Inflation Linked	3.717%	12/15/28	GBP	920,000	(116,064)	69,593	(185,657)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(47,092)	37,569	(84,661)
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	(31,254)	24,122	(55,376)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(192,631)	(8,764)	(183,867)
Pay	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	(222,450)	9,233	(231,683)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(46,429)	36,670	(83,099)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	263,587	1,035	262,552
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(170,890)	(50,027)	(120,863)
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(86,193)	59,292	(145,485)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	7,600	(15,114)	22,714
Pay	15-Year GBP Inflation Linked	3.566%	3/15/36	GBP	100,000	(26,132)	—	(26,132)
Pay	15-Year GBP Inflation Linked	3.580%	3/15/36	GBP	300,000	(77,259)	(2,006)	(75,253)

						$(813,939)	$18,980	$(832,919)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2022, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swap on Corporate Issues — Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.004%	USD	100,000	$1,320	$(176)	$1,496

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2022, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $457,000 for open centrally cleared swap contracts.

At February 28, 2022, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $120,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
NOK	— Norwegian Krone	SCB	— Standard Chartered Bank
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 275-276 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

CORPORATE BONDS & NOTES — 40.9%

Aerospace/Defense — 1.3%
			Boeing Co. (The), Senior Unsecured Notes:
$3,727,000		BBB-	4.508% due 5/1/23	$3,832,099
100,000		BBB-	1.875% due 6/15/23	99,752
3,600,000		BBB-	1.433% due 2/4/24	3,545,360

			Total Aerospace/Defense	7,477,211

Agriculture — 1.5%
3,700,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24	3,749,525
			Imperial Brands Finance PLC, Company Guaranteed Notes:
3,300,000		BBB	3.750% due 7/21/22(a)	3,314,007
400,000		BBB	3.125% due 7/26/24(a)	405,007
700,000		BBB	3.500% due 7/26/26(a)	710,440
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	628,234

			Total Agriculture	8,807,213

Auto Manufacturers — 4.5%
			Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000		BB+	2.979% due 8/3/22	500,602
2,700,000		BB+	3.350% due 11/1/22	2,709,841
2,000,000		BB+	3.087% due 1/9/23	2,014,980
600,000		BB+	4.140% due 2/15/23	607,269
400,000		BB+	3.096% due 5/4/23	403,500
400,000		BB+	3.370% due 11/17/23	402,284
			General Motors Financial Co., Inc.:
1,500,000		BBB	Company Guaranteed Notes, 1.528% (3-Month USD-LIBOR + 1.310%) due 6/30/22(b)	1,503,651
400,000		BBB	Senior Unsecured Notes, 3.550% due 7/8/22	403,572
			Hyundai Capital America, Senior Unsecured Notes:
100,000		BBB+	3.250% due 9/20/22	101,007
1,500,000		BBB+	0.800% due 4/3/23(a)	1,478,856
1,200,000		BBB+	5.750% due 4/6/23	1,248,034
1,000,000		BBB+	5.750% due 4/6/23(a)	1,040,029
1,500,000		BBB+	1.250% due 9/18/23(a)	1,479,328
2,000,000		BBB+	0.875% due 6/14/24(a)	1,923,186
			Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
1,630,000		BBB-	2.650% due 7/13/22	1,637,380
2,400,000		BBB-	0.910% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	2,401,628
1,000,000		BBB-	3.875% due 9/21/23(a)	1,022,445
974,000		BBB-	Stellantis NV, Senior Unsecured Notes, 5.250% due 4/15/23	1,008,207
710,000	AUD	BBB+	Volkswagen Financial Services Australia Pty Ltd., Company Guaranteed Notes, 1.361% (3-Month Australian Bank Bill + 1.300%) due 9/14/22(b)	518,043
4,000,000	CAD	BBB+	VW Credit Canada Inc., (Restricted, cost — $3,234,910, acquired 3/5/21), Company Guaranteed Notes, 2.650% due 6/27/22(c)	3,172,290

			Total Auto Manufacturers	25,576,132

Banks — 17.3%
200,000	AUD	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 1.445% (3-Month Australian Bank Bill + 1.380%) due 10/25/22(b)	145,851
700,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.550% due 9/9/22	703,174
1,000,000	AUD	A-	Banco Santander SA, Senior Unsecured Notes, 1.584% (1.650% — 3-Month Australian Bank Bill) due 1/19/23(d)	733,137
1,200,000		BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,214,192
3,500,000	CAD	A-	Bank of America Corp., (Restricted, cost — $2,709,688, acquired 10/5/20), Senior Unsecured Notes, 2.604% (3-Month Canadian Bank Bill + 1.125%) due 3/15/23(b)(c)	2,762,940

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 17.3% — (continued)
			Barclays PLC, Senior Unsecured Notes:
2,250,000	AUD	BBB	1.862% (3-Month Australian Bank Bill + 1.800%) due 6/15/23(b)	$1,660,653
$3,200,000		BBB	1.839% (3-Month USD-LIBOR + 1.380%) due 5/16/24(b)	3,237,865
			BNP Paribas SA, Senior Unsecured Notes
400,000	AUD	A-	1.828% (3-Month Australian Bank Bill + 1.750%) due 2/28/24(b)	296,086
400,000		A-	3.375% due 1/9/25(a)	408,510
			Citigroup Inc., Senior Unsecured Notes:
1,500,000		BBB+	1.209% (3-Month USD-LIBOR + 0.950%) due 7/24/23(b)	1,505,029
2,100,000		BBB+	1.953% (3-Month USD-LIBOR + 1.430%) due 9/1/23(b)	2,110,594
760,000	AUD	BBB+	1.795% (3-Month Australian Bank Bill + 1.720%) due 10/27/23(b)	562,200
500,000		BBB+	1.569% (3-Month USD-LIBOR + 1.100%) due 5/17/24(b)	504,285
300,000		BBB+	1.546% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	302,420
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 1.264% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,009,280
2,500,000	AUD	A1(e)	Credit Suisse AG, Senior Unsecured Notes, 1.230% (3-Month Australian Bank Bill + 1.150%) due 5/26/23(b)	1,832,566
			Credit Suisse Group AG, Senior Unsecured Notes:
1,750,000		BBB+	1.441% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,764,993
2,000,000		BBB+	1.441% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	2,017,134
			Danske Bank AS, Senior Unsecured Notes:
1,200,000		BBB+	1.261% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	1,204,630
500,000		BBB+	1.261% (3-Month USD-LIBOR + 1.060%) due 9/12/23(a)(b)	501,929
1,000,000		BBB+	3.875% due 9/12/23(a)	1,024,778
3,431,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	3,408,302
600,000		BBB+	5.375% due 1/12/24	632,686
200,000		BBB+	5.375% due 1/12/24(a)	210,895
1,600,000		BBB-	2.222% (SOFR + 2.159%) due 9/18/24(b)	1,597,673
			Deutsche Bank AG, Senior Unsecured Notes:
300,000		BBB-	1.649% (3-Month USD-LIBOR + 1.190%) due 11/16/22(b)	301,431
1,300,000		BBB-	3.300% due 11/16/22	1,314,330
790,000	AUD	BBB-	1.475% (3-Month Australian Bank Bill + 1.400%) due 1/30/23(b)	576,423
400,000		BBB-	1.738% (3-Month USD-LIBOR + 1.230%) due 2/27/23(b)	402,832
1,100,000		BBB-	3.950% due 2/27/23	1,117,566
300,000		A-	Deutsche Bank AG, (Restricted, cost — $300,399, acquired 5/26/21), Senior Unsecured Notes, 0.898% due 5/28/24(c)	291,215
			First Abu Dhabi Bank PJSC, Senior Unsecured Notes:
1,500,000		AA-	1.189% (3-Month USD-LIBOR + 0.950%) due 4/16/22(b)	1,502,055
1,700,000	AUD	AA-	1.180% (3-Month Australian Bank Bill + 1.100%) due 2/18/25(b)	1,242,443
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
700,000		BBB+	0.479% (SOFR + 0.430%) due 3/8/23(b)	699,665
2,000,000	AUD	BBB+	1.278% (3-Month Australian Bank Bill + 1.200%) due 5/16/23(b)	1,463,848
1,400,000		BBB+	1.217% due 12/6/23	1,385,044
1,000,000	AUD	BBB+	1.620% (3-Month Australian Bank Bill + 1.550%) due 5/2/24(b)	739,984
1,000,000		BBB+	0.925% (SOFR + 0.486%) due 10/21/24(b)	979,401
			Hana Bank, Senior Unsecured Notes:
400,000		A+	1.073% (3-Month USD-LIBOR + 0.875%) due 9/14/22(b)	401,265
1,000,000		A+	1.067% (3-Month USD-LIBOR + 0.800%) due 7/26/23(b)	1,006,665
			HSBC Holdings PLC, Senior Unsecured Notes:
1,000,000	AUD	A-	1.178% (3-Month Australian Bank Bill + 1.100%) due 2/16/24(b)	729,987
5,900,000		A-	1.431% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	5,971,831
1,900,000		A-	ING Groep NV, Senior Unsecured Notes, 1.059% (SOFR + 1.010%) due 4/1/27(b)	1,911,953
			JPMorgan Chase & Co., Senior Unsecured Notes:
600,000		A-	3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	600,925
3,300,000		A-	1.149% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,327,818
600,000		A-	0.814% (SOFR + 0.765%) due 9/22/27(b)	600,626

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 17.3% — (continued)
			Lloyds Banking Group PLC, Senior Unsecured Notes:
4,000,000	AUD	BBB+	1.365% (3-Month Australian Bank Bill + 1.300%) due 3/20/23(b)	$2,930,037
3,700,000	AUD	BBB+	1.458% (3-Month Australian Bank Bill + 1.400%) due 3/7/25(b)	2,727,013
			Mizuho Financial Group Inc., Senior Unsecured Notes:
$2,900,000		A-	1.051% (3-Month USD-LIBOR + 0.850%) due 9/13/23(b)	2,908,810
1,500,000		A-	1.128% (3-Month USD-LIBOR + 0.630%) due 5/25/24(b)	1,504,220
			NatWest Group PLC, Senior Unsecured Notes:
2,120,000		BBB	3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(b)	2,127,525
300,000		BBB	1.770% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	304,219
1,200,000		A	Nordea Bank Abp, Senior Unsecured Notes, 1.448% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,211,593
			QNB Finance Ltd., Company Guaranteed Notes:
1,000,000		A	1.315% (3-Month USD-LIBOR + 1.000%) due 5/2/22(b)	1,001,170
500,000	AUD	A	1.821% (3-Month Australian Bank Bill + 1.750%) due 2/1/23(b)	366,403
4,200,000		A	1.463% (3-Month USD-LIBOR + 1.250%) due 3/21/24(b)	4,225,953
			Societe Generale SA, Senior Unsecured Notes:
2,200,000		BBB	3.875% due 3/28/24(a)	2,258,596
2,000,000		BBB	2.625% due 1/22/25(a)	1,984,942
800,000		BBB	1.099% (SOFR + 1.050%) due 1/21/26(a)(b)	802,761
1,700,000		BBB+	Standard Chartered PLC, Senior Unsecured Notes, 3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,741,313
7,700,000	AUD	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 1.315% (3-Month Australian Bank Bill + 1.250%) due 10/16/24(b)	5,676,627
500,000		A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.800% due 9/16/24(a)	482,079
5,600,000	AUD	A+	UBS AG, Senior Unsecured Notes, 0.945% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(b)	4,105,319
200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost — $153,473, acquired 10/6/20), Senior Unsecured Notes, 2.094% due 4/25/22(c)	158,103
5,200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost — $4,286,016, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(c)	4,121,606
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost — $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(c)	800,688

			Total Banks	99,358,086

Beverages — 0.1%
900,000		BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	863,343

Commercial Services — 1.2%
3,000,000		A1(e)	Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 0.985% (3-Month USD-LIBOR + 0.810%) due 3/3/22(b)	3,000,060
5,000,000	AUD	BBB	Transurban Queensland Finance Pty Ltd., Senior Secured Notes, 2.115% (3-Month Australian Bank Bill + 2.050%) due 12/16/24(b)	3,763,463

			Total Commercial Services	6,763,523

Computers — 0.9%
826,000		BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 5.450% due 6/15/23	860,415
4,000,000		BBB-	Leidos Inc., Company Guaranteed Notes, 2.950% due 5/15/23	4,052,760

			Total Computers	4,913,175

Diversified Financial Services — 4.7%
4,300,000		BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 9/15/23	4,433,213
			Aircastle Ltd., Senior Unsecured Notes:
1,300,000		BBB-	5.000% due 4/1/23	1,334,949
800,000		BBB-	4.400% due 9/25/23	821,346
2,000,000		BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 3.875% due 5/1/23(a)	2,029,098

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Diversified Financial Services — 4.7% — (continued)
			Avolon Holdings Funding Ltd., Company Guaranteed Notes:
$500,000		BBB-	5.500% due 1/15/23(a)	$513,533
900,000		BBB-	5.125% due 10/1/23(a)	932,666
			BOC Aviation Ltd., Senior Unsecured Notes:
1,200,000		A-	3.000% due 5/23/22	1,202,173
500,000		A-	2.750% due 9/18/22	501,954
200,000		A-	2.750% due 9/18/22(a)	200,782
400,000		A-	1.345% (3-Month USD-LIBOR + 1.125%) due 9/26/23(a)(b)	401,502
600,000		A-	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	590,341
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	805,274
500,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 2.652% due 9/19/22(a)	502,639
1,200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/25/23	1,226,724
			Nomura Holdings Inc., Senior Unsecured Notes:
4,500,000		BBB+	2.648% due 1/16/25	4,519,824
1,100,000		BBB+	1.851% due 7/16/25	1,071,554
400,000		A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	403,021
			Park Aerospace Holdings Ltd., Company Guaranteed Notes:
2,600,000		BBB-	5.250% due 8/15/22(a)	2,632,636
1,000,000		BBB-	4.500% due 3/15/23(a)	1,021,265
1,800,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 2.850% due 7/25/22	1,809,686

			Total Diversified Financial Services	26,954,180

Electric — 2.1%
900,000	AUD	Baa1(e)	Ausgrid Finance Pty Ltd., Senior Secured Notes, 1.295% (3-Month Australian Bank Bill + 1.220%) due 10/30/24(b)	660,148
400,000		BBB+	Cleco Power LLC, Senior Unsecured Notes, 0.703% (3-Month USD-LIBOR + 0.500%) due 6/15/23(a)(b)	399,822
1,000,000		BBB+	Enel Finance International NV, Company Guaranteed Notes, 2.650% due 9/10/24	1,006,193
200,000		BBB+	Iberdrola International BV, Company Guaranteed Notes, 5.810% due 3/15/25	221,317
			Israel Electric Corp., Ltd., Senior Secured Notes:
400,000		BBB	6.875% due 6/21/23	423,868
600,000		BBB	5.000% due 11/12/24(a)	636,660
1,400,000	AUD	Aa2(e)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 1.045% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(b)	1,027,695
			Pacific Gas & Electric Co., 1st Mortgage Notes:
2,200,000		BBB-	1.691% (3-Month USD-LIBOR + 1.480%) due 6/16/22(b)	2,200,460
3,400,000		BBB-	1.750% due 6/16/22	3,397,329
1,400,000		BBB-	4.250% due 8/1/23	1,430,315
500,000		BBB-	3.850% due 11/15/23	509,429
300,000		BBB-	3.750% due 2/15/24	305,182
100,000		BBB-	3.400% due 8/15/24	101,647

			Total Electric	12,320,065

Electronics — 0.3%
1,500,000		BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24(a)	1,457,992

Food — 0.2%
700,000		BBB-	Barry Callebaut Services NV, Company Guaranteed Notes, 5.500% due 6/15/23	730,747
300,000		BB+	Kraft Heinz Foods Co., Company Guaranteed Notes, 1.186% (3-Month USD-LIBOR + 0.820%) due 8/10/22(b)	299,277

			Total Food	1,030,024

Healthcare — Services — 0.5%
			HCA Inc.:
800,000		BB-	Company Guaranteed Notes, 5.875% due 5/1/23	832,900
2,100,000		BBB-	Senior Secured Notes, 5.000% due 3/15/24	2,209,470

			Total Healthcare — Services	3,042,370

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Holding Companies — Diversified — 0.4%
$1,250,000	A	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22	$1,251,559
843,000	A	Hutchison Whampoa International 12 II Ltd., Company Guaranteed Notes, 3.250% due 11/8/22	851,975

		Total Holding Companies — Diversified	2,103,534

Home Builders — 0.1%
700,000	BBB-	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/15/22	710,161

Insurance — 0.1%
200,000	A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	195,772
400,000	A-	GA Global Funding Trust, Secured Notes, 1.625% due 1/15/26(a)	384,754

		Total Insurance	580,526

Investment Companies — 0.1%
400,000	Baa3(e)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	384,048

Lodging — 0.5%
900,000	BB+	Hyatt Hotels Corp., Senior Unsecured Notes, 1.099% (SOFR + 1.050%) due 10/1/23(b)	901,592
1,800,000	B+	MGM Resorts International, Company Guaranteed Notes, 7.750% due 3/15/22	1,805,823

		Total Lodging	2,707,415

Machinery — Diversified — 0.0%
300,000	BBB	CNH Industrial NV, Senior Unsecured Notes, 4.500% due 8/15/23	309,832

Media — 0.9%
4,189,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 1.967% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	4,283,913
1,000,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 3/15/23	1,066,831

		Total Media	5,350,744

Oil & Gas — 0.4%
1,300,000	A-	BP Capital Markets America Inc., Company Guaranteed Notes, 0.864% (3-Month USD-LIBOR + 0.650%) due 9/19/22(b)	1,302,059
1,000,000	A1(e)	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.875% due 4/16/24	1,013,368

		Total Oil & Gas	2,315,427

Packaging & Containers — 0.5%
		Berry Global Inc., Senior Secured Notes:
1,700,000	BBB-	0.950% due 2/15/24	1,655,295
1,114,000	BBB-	4.875% due 7/15/26(a)	1,130,671

		Total Packaging & Containers	2,785,966

Pipelines — 0.3%
600,000	BBB-	Energy Transfer LP/Regency Energy Finance Corp., Senior Unsecured Notes, 5.000% due 10/1/22	607,185
1,000,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.650% due 6/1/22	1,000,000

		Total Pipelines	1,607,185

Savings & Loans — 0.1%
500,000	BBB+	Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(b)	508,356

Semiconductors — 0.4%
1,000,000	Baa2(e)	Microchip Technology Inc., Senior Secured Notes, 4.333% due 6/1/23	1,030,841
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
240,000	BBB	4.625% due 6/1/23	247,730
620,000	BBB	4.625% due 6/1/23(a)	639,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Semiconductors — 0.4% — (continued)
$200,000		BBB-	SK Hynix Inc., Senior Unsecured Notes, 1.000% due 1/19/24	$195,081

			Total Semiconductors	2,113,620

Software — 0.1%
500,000		BBB-	VMware Inc., Senior Unsecured Notes, 1.000% due 8/15/24	486,256

Telecommunications — 2.1%
3,900,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 1.315% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	2,859,963
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost — $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(c)	794,661
400,000		BBB-	SES SA, Company Guaranteed Notes, 3.600% due 4/4/23(a)	405,487
700,000		BBB-	T-Mobile USA Inc., Senior Secured Notes, 3.500% due 4/15/25	720,427
7,600,000	AUD	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 1.300% (3-Month Australian Bank Bill + 1.220%) due 2/17/23(b)	5,554,352
2,280,000	AUD	BBB	Vodafone Group PLC, Senior Unsecured Notes, 1.112% (3-Month Australian Bank Bill + 1.050%) due 12/13/22(b)	1,661,942

			Total Telecommunications	11,996,832

Transportation — 0.0%
200,000		BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 6.000% due 4/7/23	207,501

Trucking & Leasing — 0.3%
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
400,000		A-	3.000% due 7/15/22	401,996
500,000		A-	4.125% due 7/15/23(a)	513,743
700,000		A-	3.550% due 4/15/24(a)	717,929

			Total Trucking & Leasing	1,633,668

			TOTAL CORPORATE BONDS & NOTES (Cost — $236,099,573)	234,364,385

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9%
808,175		Aaa(e)	A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(a)	808,940
456,885		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 0.967% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	447,333
131,517		Aaa(e)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 1.218% (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	131,116
2,000,000		Aaa(e)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 1.291% (3-Month USD-LIBOR + 1.050%) due 7/15/30(a)(b)	1,992,574
300,000		Aaa(e)	ARES L CLO Ltd., Series 2018-50A, Class AR, 1.291% (3-Month USD-LIBOR + 1.050%) due 1/15/32(a)(b)	299,120
179,898		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 1.124% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	180,012
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.141% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	692,037
1,490,429	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 0.948% (Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	2,003,898
1,200,000	EUR	Aaa(e)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 0.740% (3-Month EURIBOR + 0.740%) due 1/20/32(a)(b)	1,338,847
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 1.391% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	495,732
400,000		Aaa(e)	Series 2019-RLJ, Class A, 1.241% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	398,011
34,188		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	34,396
473,429		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.500% (1-Month USD-LIBOR + 0.500%) due 9/25/34(b)	460,374

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% — (continued)
$1,000,000		Aaa(e)	Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class A1R, 1.191% (3-Month USD-LIBOR + 0.950%) due 10/15/30(a)(b)	$995,343
1,200,000		Aaa(e)	Birch Grove CLO Ltd., Series 19A, Class AR, 1.333% (3-Month USD-LIBOR + 1.130%) due 6/15/31(a)(b)	1,193,237
1,000,000	EUR	AAA	Black Diamond CLO Ltd., Series 2017-2A, Class A1, 0.860% (3-Month EURIBOR + 0.860%) due 1/20/32(a)(b)	1,122,204
141,282		Aaa(e)	Brass NO 8 PLC, Series 8A, Class A1, 1.159% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	141,565
1,968,347	EUR	AAA	Bruegel 2021 DAC, Series 2021-1A, Class A, 0.800% (3-Month EURIBOR + 0.800%) due 5/22/31(a)(b)	2,203,660
2,000,000		NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 1.441% (1-Month USD-LIBOR + 1.250%) due 9/15/36(a)(b)	1,977,061
1,500,000		Aaa(e)	BXMT Ltd., Series 2020-FL3, Class A, 1.563% (30-Day SOFR + 1.514%) due 11/15/37(a)(b)	1,498,681
805,729	GBP	Aaa(e)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.400% (Sterling Overnight Index Average + 1.350%) due 5/16/56(b)	1,087,047
3,200,000		Aaa(e)	CIFC Funding Ltd., Series 2017-4A, Class A1R, 1.209% (3-Month USD-LIBOR + 0.950%) due 10/24/30(a)(b)	3,190,717
2,700,000		AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 1.371% (1-Month USD-LIBOR + 1.180%) due 10/15/36(a)(b)	2,690,348
			Citigroup Mortgage Loan Trust:
206,435		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(a)	206,641
1,763,460		Aaa(e)	Series 2021-INV3, Class A11, 0.899% (30-Day SOFR + 0.850%) due 5/25/51(a)(b)	1,757,011
337,055	CAD	Aaa(e)	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A1, 0.386% due 3/15/24(a)	265,709
297,188		AAA(f)	COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.255% due 9/25/65(a)(b)	294,796
			COMM Mortgage Trust:
31,518		Aaa(e)	Series 2013-CR6, Class A3FL, 0.753% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,518
2,100,000		NR	Series 2021-2400, Class A, 1.492% (1-Month USD-LIBOR + 1.300%) due 12/15/38(a)(b)	2,095,974
886,913		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	867,172
278,107		AAA	CSMC Trust, Series 2021-INV1, Class A11, 0.850% (30-Day SOFR + 0.800%) due 7/25/56(a)(b)	274,950
224,135		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1.042% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	223,221
576,394		AAA	Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, 1.261% (3-Month USD-LIBOR + 1.020%) due 4/15/29(a)(b)	574,541
1,300,000	EUR	AAA	Dryden 27 R Euro CLO DAC, Series 2017-27A, Class AR, 0.660% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,443,498
1,500,000	EUR	AAA	Dryden 52 Euro CLO DAC, Series 2017-52A, Class AR, 0.860% (3-Month EURIBOR + 0.860%) due 5/15/34(a)(b)	1,677,832
3,000,000		Aaa(e)	Elevation CLO Ltd., Series 2017-8A, Class A1R2, 1.208% (3-Month USD-LIBOR + 0.950%) due 10/25/30(a)(b)	2,985,033
2,087,155		Aaa(e)	Extended Stay America Trust, Series 2021-ESH, Class A, 1.272% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(b)	2,069,874
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
760,344		NR	Series 4344, Class FA, 0.552% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	759,812
1,031,474		NR	Series 4351, Class FA, 0.552% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	1,026,640
1,858,729		NR	Series 4906, Class WF, 0.502% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	1,895,609
1,129,556		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 0.487% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	1,135,252
169,812		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1.012% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	168,279
2,906,573	GBP	(P)AAA	Finsbury Square, Series 2021-1GRA, Class AGRN, 0.699% (Sterling Overnight Index Average + 0.650%) due 12/16/67(a)(b)	3,865,984
			Finsbury Square PLC:
605,164	GBP	AAA(f)	Series 2019-1, Class A, 1.070% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(b)	812,358

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% — (continued)
1,997,444	GBP	AAA(f)	Series 2020-1A, Class A, 0.849% (Sterling Overnight Index Average + 0.800%) due 3/16/70 (a)(b)	$2,684,022
$700,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.791% (1-Month USD-LIBOR + 0.600%) due 9/15/24(b)	701,309
272,053		BBB-	Fremont Home Loan Trust, Series 2005-A, Class M3, 0.922% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	269,797
600,000		Aaa(e)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 1.177% (3-Month USD-LIBOR + 1.090%) due 7/15/31(a)(b)	597,831
			GCAT Trust:
1,074,989		AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	1,049,491
1,090,306		AAA(f)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)(g)	1,089,598
3,600,000	EUR	Aaa(e)	GLG Euro CLO, Series 5A, Class A1R, 0.690% (3-Month EURIBOR + 0.690) due 10/15/32(a)(b)	4,015,843
2,700,000		Aaa(e)	Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 1.164% (3-Month USD-LIBOR + 0.910%) due 11/20/30(a)(b)	2,691,257
			Government National Mortgage Association (GNMA):
1,772,566		NR	Series 2016-H06, Class FD, 1.021% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	1,793,727
1,313,453		NR	Series 2017-H15, Class FE, 1.047% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,319,661
105,946		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	107,056
72,558		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	73,206
3,825,210		NR	Series 2021-97, Class FA, 0.448% (30-Day SOFR + 0.400%) due 6/20/51(b)	3,819,153
3,856,802		NR	Series 2021-122, Class FA, 0.448% (30-Day SOFR + 0.400%) due 7/20/51(b)	3,840,022
1,000,000		Aaa(e)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 1.371% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	999,582
183,937		Aaa(e)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	186,896
1,800,948		AAA(f)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,785,452
			GS Mortgage-Backed Securities Trust:
850,719		Aaa(e)	Series 2021-GR2, Class A9, 0.899% (30-Day SOFR + 0.850%) due 2/25/52(a)(b)	840,914
284,133		Aaa(e)	Series 2021-INV1, Class A9, 0.899% (30-Day SOFR + 0.850%) due 12/25/51(a)(b)	280,812
1,600,000	EUR	Aaa(e)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 0.640% (3-Month EURIBOR + 6.400%) due 10/15/31(a)(b)	1,793,728
500,000	EUR	Aaa(e)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 0.760% (3-Month EURIBOR + 7.600%) due 7/15/31(a)(b)	560,052
2,046,492	GBP	AAA	Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class A, 1.240% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)	2,753,349
2,728,656	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.240% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	3,671,132
117,248		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	117,026
86,290		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 0.827% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	84,881
354,951		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 2.450% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	351,893
			JP Morgan Mortgage Trust:
266,718		Aaa(e)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	268,113
365,611		Aaa(e)	Series 2021-12, Class A11, 0.899% (30-Day SOFR + 0.850%) due 2/25/52(a)(b)	361,371
1,943,228	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.197% (0.800% — 3-Month EURIBOR) due 12/15/29(a)(d)	2,170,014
2,700,000		Aaa(e)	KKR CLO 18 Ltd., Series 18, Class AR, 1.181% (3-Month USD-LIBOR + 0.940%) due 7/18/30(a)(b)	2,689,645
1,700,000	EUR	Aaa(e)	Laurelin DAC, Series 2016-1A, Class ARR, 0.720% (3-Month EURIBOR + 0.720%) due 10/20/31(a)(b)	1,898,682
178,495		AAA	LCM XIII LP, Series 13A, Class AR3, 1.118% (3-Month USD-LIBOR + 0.870%) due 7/19/27(a)(b)	177,877

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% — (continued)
			Legacy Mortgage Asset Trust:
$314,890		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(a)	$315,984
207,217		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(a)	207,298
379,272		NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	370,545
426,420		NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	420,364
150,239		NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	148,295
118,462	GBP	Aaa(e)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 1.741% (Sterling Overnight Index Average + 0.969%) due 11/15/49(b)	159,125
			LUXE Trust:
2,700,000		Aaa(e)	Series 2021-MLBH, Class A, 1.172% (1-Month USD-LIBOR + 0.980%) due 11/15/38(a)(b)	2,673,579
2,700,000		Aaa(e)	Series 2021-TRIP, Class A, 1.241% (1-Month USD-LIBOR + 1.050%) due 10/15/38(a)(b)	2,665,622
2,700,000		Aaa(e)	M360 Ltd., Series 2021-CRE3, Class A, 1.671% (1-Month USD-LIBOR + 1.500%) due 11/22/38(a)(b)	2,697,828
131,291		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 1.350% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	131,475
188,748		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 0.887% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	184,444
			MF1 Ltd.:
155,755		Aaa(e)	Series 2020-FL3, Class A, 2.213% (30-Day SOFR + 2.164%) due 7/15/35(a)(b)	156,330
1,100,000		Aaa(e)	Series 2020-FL4, Class A, 1.863% (30-Day SOFR + 1.814%) due 11/15/35(a)(b)	1,103,003
1,636,610		Aaa(e)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 1.035% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	1,624,220
			MFA Trust:
375,742		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	371,915
448,705		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	445,769
2,000,000		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, zero coupon (1.030% — 3-Month USD-LIBOR) due 1/29/30(a)(d)	1,992,916
			Mill City Mortgage Loan Trust:
800,988		Aaa(e)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	807,297
657,990		AAA(f)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	647,446
472,420		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.087% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(h)	467,624
779,668		Aaa(e)	Mountain View CLO LLC, Series 2017-1A, Class AR, 1.331% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	779,540
758,189		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.064% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	758,378
2,700,000		Aaa(e)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 1.141% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	2,675,433
			New Residential Mortgage Loan Trust:
236,616		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	247,642
76,147		AAA(f)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	76,906
1,942,227		Aaa(e)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	1,947,529
1,761,443		Aaa(e)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	1,774,679
212,298		A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 0.847% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	212,002
543,980		NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	529,564
1,800,000		AAA(f)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1.287% (1-Month USD-LIBOR + 1.095%) due 11/15/38(a)(b)	1,769,605
1,800,000	EUR	AAA	OCP Euro CLO DAC, Series 2020-4A, Class AR, 0.880% (3-Month EURIBOR + 0.880%) due 9/22/34(a)(b)	2,013,678
1,000,000		Aaa(e)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 1.354% (3-Month USD-LIBOR + 1.100%) due 10/20/31(a)(b)	996,549
500,000	EUR	Aaa(e)	Palmer Square European Loan Funding DAC, Series 2021-1A, Class A, 0.780% (3-Month EURIBOR + 0.780) due 4/15/31(a)(b)	560,847
2,700,000		Aaa(e)	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A1, 0.928% (3-Month USD-LIBOR + 0.800%) due 10/15/29(a)(b)	2,695,310

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% — (continued)
$369,257		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 0.388% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	$364,027
			PFP Ltd.:
601,058		Aaa(e)	Series 2019-6, Class A, 1.176% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	598,636
445,565		Aaa(e)	Series 2021-7, Class A, 1.041% (1-Month USD-LIBOR + 0.850%) due 4/14/38(a)(b)	442,780
			PFS Financing Corp.:
1,200,000		AAA	Series 2019-A, Class A1, 0.741% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,200,286
400,000		AAA	Series 2020-F, Class A, 0.930% due 8/15/24(a)	399,562
152,201		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	149,375
1,615,579	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 1.298% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	2,187,133
2,009,447		AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 0.763% (1-Month USD-LIBOR + 0.650%) due 2/3/53(a)(b)	2,005,861
314,312	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 0.795% (3-Month GBP-LIBOR + 0.700%) due 6/12/46(b)	421,082
528,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 0.843% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	712,541
671,304		Aaa(e)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 1.304% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	670,747
1,505,468		Aaa(e)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.249% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	1,503,308
598,145		B	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.862% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	595,548
277,642		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	270,236
422,429	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, 0.992% (Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	568,176
1,200,000		AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 1.241% (1-Month USD-LIBOR + 1.050%) due 4/15/34(a)(b)	1,185,500
600,000		AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 1.228% (3-Month USD-LIBOR + 0.970%) due 4/25/31(a)(b)	598,057
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1.162% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(b)	1,204,059
227,387		NR	Theorem Funding Trust, Series 2021-1A, Class A, 1.210% due 12/15/27(a)	225,651
2,100,000		AAA	THL Credit Wind River CLO, Ltd., Series 2019-3A, Class AR, 1.321% (3-Month USD-LIBOR + 1.080%) due 4/15/31(a)(b)	2,089,706
934,572	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.950% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,256,466
2,616,060	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 1.074% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	3,518,651
420,532	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 1.236% (Sterling Overnight Index Average + 1.144%) due 10/20/51(b)	571,337
			Towd Point Mortgage Trust:
322,714		Aaa(e)	Series 2017-5, Class A1, 0.787% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	322,415
486,821		AAA(f)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	498,655
310,510		Aaa(e)	Series 2019-HY2, Class A1, 1.187% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	311,727
362,126		Aaa(e)	Series 2019-HY3, Class A1A, 1.187% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	363,983
845,691		AAA(f)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	850,008
2,409,927		AAA(f)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	2,366,828
2,022,862		AAA(f)	Towd Point Mortgage Trust 2021-SJ2, Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	2,017,931
1,431,444	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, 0.936% (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(b)	1,926,818
1,000,000		Aaa(e)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 1.384% (3-Month USD-LIBOR + 1.130%) due 4/20/32(a)(b)	996,697
594,605		Aaa(e)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	594,497

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% — (continued)
$600,000		Aaa(e)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 1.354% (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	$597,898
199,334		Aaa(e)	VMC Finance LLC, Series 2019-FL3, Class A, 1.220% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	198,760
441,041		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.767% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	440,849
537,723		Aaa(e)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 1.144% (3-Month USD-LIBOR + 0.890%) due 7/20/29(a)(b)	535,668
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(e)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	408,303
500,000		AAA	Series 2017-HSDB, Class A, 0.974% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	494,946
597,641		Aaa(e)	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AFL, 0.910% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	598,104

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $167,213,142)	165,748,902

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 22.5%

U.S. GOVERNMENT AGENCIES — 10.1%
			Federal Home Loan Banks:
5,100,000		AA+	0.800% due 11/27/23	5,033,597
2,500,000		AA+	1.100% due 11/15/24	2,461,463
3,200,000		AA+	0.750% due 2/24/26	3,066,389
3,400,000		AA+	0.960% due 3/5/26	3,290,260
877,500		AA+	1.000% due 3/23/26	846,569
2,600,000		AA+	1.000% due 7/27/26	2,528,536
3,500,000		AA+	1.050% due 8/13/26	3,386,958
4,000,000		AA+	1.100% due 8/20/26	3,861,987
4,600,000		AA+	0.830% due 2/10/27	4,355,382
3,900,000		AA+	0.850% due 2/17/27	3,719,479
5,500,000		AA+	1.020% due 2/24/27	5,270,250
5,000,000		AA+	0.900% due 2/26/27	4,758,074
3,400,000		AA+	0.920% due 2/26/27	3,239,947
3,700,000		AA+	1.115% due 2/26/27	3,564,629
5,000,000		Aaa(e)	Federal Home Loan Mortgage Corp., 0.800% due 10/28/26	4,786,877
4,000,000		AA+	Federal National Mortgage Association (FNMA), 0.875% due 12/18/26	3,808,722

			TOTAL U.S. GOVERNMENT AGENCIES	57,979,119

U.S. GOVERNMENT OBLIGATIONS — 12.4%
			U.S. Treasury Notes:
18,400,000			0.125% due 4/30/23(i)	18,178,625
9,700,000			0.750% due 11/15/24	9,484,403
44,400,000			1.000% due 12/15/24(j)	43,683,703

			TOTAL U.S. GOVERNMENT OBLIGATIONS	71,346,731

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $132,843,343)	129,325,850

ASSET-BACKED SECURITIES — 4.2%

Automobiles — 0.7%
33,543		AAA	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540% due 4/15/24(a)	33,529
			Ford Auto Securitization Trust:
1,383,299	CAD	Aaa(e)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	1,088,279
3,500,000	CAD	AAA(f)	Series 2021-AA, Class A2, 1.162% due 10/15/25(a)	2,731,723

			Total Automobiles	3,853,531

Credit Cards — 0.5%
3,000,000		Aaa(e)	Master Credit Card Trust II, Series 2018-1A, Class A, 0.661% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,005,249

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Student Loans — 3.0%
			ECMC Group Student Loan Trust:
$587,104		Aaa(e)	Series 2017-2A, Class A, 1.237% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	$591,256
479,568		Aaa(e)	Series 2018-1A, Class A, 0.937% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	477,867
747,331		Aaa(e)	Series 2019-1A, Class A1B, 1.187% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	752,088
114,812		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.108% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	114,681
2,427,236		AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	2,341,944
			Navient Private Education Loan Trust:
37,243		Aaa(e)	Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	37,400
1,066,419		AAA	Series 2015-BA, Class A3, 1.641% (1-Month USD-LIBOR + 1.450%) due 7/16/40(a)(b)	1,075,466
			Navient Private Education Refi Loan Trust:
293,584		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	289,919
2,759,666		Aaa(e)	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	2,637,174
			Navient Student Loan Trust:
439,412		AAA	Series 2018-1A, Class A2, 0.537% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	438,994
732,762		AAA	Series 2018-2A, Class A2, 0.567% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	731,421
			Nelnet Student Loan Trust:
925,663		AA+	Series 2017-3A, Class A, 1.037% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	923,647
1,011,015		AA+	Series 2019-2A, Class A, 1.087% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,017,469
882,956		AA+	Series 2019-3A, Class A, 0.987% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	876,682
			SLC Student Loan Trust:
270,527		AAA	Series 2006-1, Class A5, 0.313% (3-Month USD-LIBOR + 0.110%) due 3/15/27(b)	269,802
424,362		AAA	Series 2007-1, Class A4, 0.566% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	420,015
			SLM Student Loan Trust:
35,370		AAA	Series 2003-10A, Class A3, 0.673% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	35,364
675,357		AAA	Series 2004-10, Class A7B, 0.858% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	675,509
481,885		AAA	Series 2005-5, Class A4, 0.398% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	479,931
390,690		B	Series 2008-5, Class A4, 1.958% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	391,940
600,518		B	Series 2008-7, Class A4, 1.158% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	594,389
91,050		B	Series 2008-8, Class A4, 1.758% (3-Month USD-LIBOR + 1.500%) due 4/25/23(b)	91,303
			SMB Private Education Loan Trust:
14,048		AAA	Series 2015-B, Class A2B, 1.391% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	14,051
414,888		AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	404,554
344,023		AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	334,078
932,315		Aaa(e)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 0.871% (1-Month USD-LIBOR + 0.700%) due 11/20/61(a)(b)	929,113
634,452		AA+	Utah State Board of Regents, Series 2017-1, Class A, 0.937% (1-Month USD-LIBOR + 0.750%) due 1/25/57(b)	616,278

			Total Student Loans	17,562,335

			TOTAL ASSET-BACKED SECURITIES (Cost — $24,725,711)	24,421,115

SOVEREIGN BONDS — 2.7%

India — 0.4%
1,900,000		Baa3(e)	Export-Import Bank of India, 1.480% (3-Month USD-LIBOR + 1.000%) due 8/21/22(b)	1,904,731

South Korea — 1.7%
			Export-Import Bank of Korea:
1,500,000		AA	1.279% (3-Month USD-LIBOR + 0.775%) due 6/1/23(b)	1,510,554
1,400,000	AUD	AA	0.868% (3-Month Australian Bank Bill + 0.800%) due 10/8/24(b)	1,021,430
5,200,000		AA	Korea Development Bank (The), Senior Unsecured Notes, 1.078% (3-Month USD-LIBOR + 0.800%) due 10/30/22(b)	5,222,646
2,000,000	AUD	Aa2(e)	Korea Expressway Corp., 0.801% (3-Month Australian Bank Bill + 0.720%) due 9/2/23(b)	1,458,117
650,000		AA	Korea National Oil Corp., 1.116% (3-Month USD-LIBOR + 0.875%) due 7/16/23(b)	654,958

			Total South Korea	9,867,705

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Supranational — 0.6%
$3,800,000		AAA	International Bank for Reconstruction & Development, 0.850% due 2/10/27	$3,583,418

			TOTAL SOVEREIGN BONDS (Cost — $15,633,135)	15,355,854

MORTGAGE-BACKED SECURITIES — 0.2%

FHLMC — 0.2%
1,185,105			Federal Home Loan Mortgage Corp. (FHLMC): 4.000% due 6/1/49 — 9/1/49 (Cost — $1,243,249)	1,239,530

CERTIFICATE OF DEPOSIT — 0.2%
1,400,000	AUD	A	Mizuho Bank Ltd., 0.820% (3-Month Australian Bank Bill + 0.750%) due 8/7/24(b) (Cost — $1,048,188)	1,023,331

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $578,806,341)	571,478,967

SHORT-TERM INVESTMENTS — 72.7%

COMMERCIAL PAPERS — 0.7%
			Parker-Hannifin Corp.:
1,900,000			0.751% due 3/3/22(a)(k)	1,899,921
2,300,000			0.622% due 4/22/22(a)(k)	2,297,940

			TOTAL COMMERCIAL PAPERS (Cost — $4,197,861)	4,197,861

CORPORATE BOND — 0.8%
4,300,000			Southern California Edison Co., 0.520% (SOFR + 0.470%) due 12/2/22(b) (Cost — $4,300,000)	4,300,000

TIME DEPOSITS — 1.5%
10,161	AUD		ANZ National Bank — Hongkong, (0.220)% due 3/1/22	7,379
			BBH — Grand Cayman:
2,570	DKK		(0.740)% due 3/1/22	387
6,088	NZD		0.150% due 3/1/22	4,120
			BNP Paribas — Paris:
7,217,977			0.005% due 3/1/22	7,217,977
324,971	GBP		0.090% due 3/1/22	436,014
8,602	EUR		Citibank — London, (0.780)% due 3/1/22	9,645
333,550	CAD		Royal Bank of Canada — Toronto, 0.005% due 3/1/22	263,115
825,141			Skandinaviska Enskilda Banken AB — Stockholm, 0.005% due 3/1/22	825,141
38,283	JPY		Sumitomo Mitsui Banking Corp. — Tokyo, (0.340)% due 3/1/22	333

			TOTAL TIME DEPOSITS (Cost — $8,764,111)	8,764,111

U.S. GOVERNMENT OBLIGATIONS — 69.7%
			U.S. Treasury Bills:
			0.233% due 4/26/22(k)	199,927,667
			0.360% due 6/2/22(k)	199,818,000

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $399,745,667)	399,745,667

			TOTAL SHORT-TERM INVESTMENTS (Cost — $417,007,639)	417,007,639

			TOTAL INVESTMENTS — 172.3% (Cost — $995,813,980)	988,486,606

			Liabilities in Excess of Other Assets — (72.3)%	(414,924,324)

			TOTAL NET ASSETS — 100.0%	$573,562,282

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $208,508,237 and represents 36.4% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2022, amounts to $12,101,503 and represents 2.1% of net assets.
(d)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2022.
(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Affiliated security (See Note 2). As at February 28, 2022, total cost and total market value of affiliated securities amounted to $470,458 and $467,624, respectively.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $43,683,703 which represents 7.6% of net assets.
(k)	Rate shown represents yield-to-maturity.

At February 28, 2022, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$995,813,980	$5,158,253	$(14,630,163)	$(9,471,910)

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PCL	— Public Company Limited
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	23.7%
Collateralized Mortgage Obligations	16.8
U.S. Government Agencies & Obligations	13.1
Asset-Backed Securities	2.5
Sovereign Bonds	1.5
Mortgage-Backed Securities	0.1
Certificate of Deposit	0.1
Short-Term Investments	42.2

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2022, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
1-Month SOFR April Futures	408	4/22	$169,571,689	$169,461,056	$(110,633)
U.S. Treasury 2-Year Note June Futures	695	6/22	149,238,488	149,582,460	343,972

					233,339

Contracts to Sell:
U.S. Treasury 5-Year Note June Futures	1,032	6/22	121,002,003	122,066,250	(1,064,247)
U.S. Treasury 10-Year Note June Futures	7	6/22	884,625	892,062	(7,437)
U.S. Ultra Long Bond June Futures	136	6/22	19,053,280	19,220,625	(167,345)

					(1,239,029)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,005,690)

At February 28, 2022, Ultra-Short Term Fixed Income Fund had deposited cash of $1,482,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2022, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	62,578,714	USD	45,000,291	JPM	$45,447,802	3/2/22	$447,511
British Pound	4,290,000	USD	5,825,021	SCB	5,755,894	3/2/22	(69,127)
Canadian Dollar	765,000	USD	601,439	JPM	603,455	3/2/22	2,016
Canadian Dollar	20,710,680	USD	16,180,219	MLP	16,337,210	3/2/22	156,991
Euro	264,000	USD	301,997	BNP	296,023	3/2/22	(5,974)
Mexican Peso	7,185,000	USD	341,858	MLP	350,740	3/4/22	8,882
Mexican Peso	7,185,000	USD	343,494	BNP	342,914	7/1/22	(580)

							539,719

Contracts to Sell:
Australian Dollar	37,017,895	USD	26,096,283	BNP	26,884,252	3/2/22	(787,969)
Australian Dollar	581,000	USD	414,577	BNP	421,952	3/2/22	(7,375)
Australian Dollar	23,939,819	USD	16,895,001	DUB	17,386,298	3/2/22	(491,297)
Australian Dollar	134,000	USD	96,180	HSBC	97,318	3/2/22	(1,138)
Australian Dollar	405,000	USD	290,703	HSBC	294,131	3/2/22	(3,428)
Australian Dollar	501,000	USD	363,848	JPM	363,851	3/2/22	(3)
Australian Dollar	62,578,714	USD	45,014,058	JPM	45,473,759	4/4/22	(459,701)
British Pound	25,626,000	USD	34,374,390	SCB	34,382,408	3/2/22	(8,018)
British Pound	21,336,000	USD	28,635,307	SCB	28,634,890	4/4/22	417
Canadian Dollar	16,672,554	USD	13,035,372	DUB	13,151,813	3/2/22	(116,441)
Canadian Dollar	4,788,564	USD	3,781,155	HSBC	3,777,364	3/2/22	3,791
Canadian Dollar	20,710,680	USD	16,180,219	MLP	16,339,671	4/4/22	(159,452)
Euro	18,774,000	USD	21,057,299	SCB	21,051,286	3/2/22	6,013

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Euro	18,510,000	USD	20,817,128	SCB	$20,785,748	4/4/22	$31,380
Mexican Peso	7,185,000	USD	351,286	BNP	350,740	3/4/22	546

							(1,992,675)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,452,956)

At February 28, 2022, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared — Credit Default Swap on Indexes — Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/22 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America Investment Grade Series 37 5-Year Index, NR	(1.000%)	12/20/26	3-Month	0.674%	USD	44,300,000	$(744,857)	$(1,058,967)	$314,110

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2022, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $634,000 for open centrally cleared swap contracts.

At February 28, 2022, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $10,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
NZD	— New Zealand Dollar
USD	— United States Dollar

See pages 275-276 for definitions of ratings.

At February 28, 2022, Ultra-Short Term Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing date	Maturity date	Borrowing rate	Amount borrowed
TD Securities (USA) LLC	2/25/22	3/2/22	0.02%	686,913
BNP Paribas SA	2/24/22	3/2/22	0.07%	13,171,196

				$13,858,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 99.1%

United States — 99.1%
1,340,868	American Beacon AHL Managed Futures Strategy Fund, Class Y	$14,280,246
728,238	BlackRock Event Driven Equity Fund, Institutional Class	7,245,965
1,100,851	BlackRock Global Long/Short Equity Fund, Institutional Class	12,637,771
519,352	BNY Mellon Global Real Return Fund, Class Y	8,683,572
47,179	Cohen & Steers Global Realty Shares Inc., Class I	2,883,116
252,058	Diamond Hill Long/Short Fund, Class I	7,198,775
597,833	Driehaus Event Driven Fund, Common Class	7,676,175
1,213,505	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	11,491,892
946,709	John Hancock Diversified Macro Fund, Class I	8,719,194
739,933	John Hancock Seaport Long/Short Fund, Class I	8,679,416
570,227	LoCorr Market Trend Fund, Class I	7,247,579
420,594	Neuberger Berman Long Short Fund, Institutional Class	7,242,629
636,682	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	4,647,779
1,190,776	PIMCO Credit Opportunities Bond Fund, Institutional Class	11,479,081
1,214,755	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	12,973,584
1,081,671	Western Asset Macro Opportunities Fund, Class I	10,914,056

	TOTAL INVESTMENTS — 99.1% (Cost — $144,754,720)	144,000,830

	Other Assets in Excess of Liabilities — 0.9%	1,253,936

	TOTAL NET ASSETS — 100.0%	$145,254,766

At February 28, 2022, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$144,754,720	$2,890,882	$(3,644,772)	$(753,890)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

(This page intentionally left blank)

Statements of Assets and Liabilities

February 28, 2022 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,949,085,922	$634,040,458	$1,387,454,299
Affiliated investments, at value[2]	3,022,368	—	—
Foreign currency, at value[4]	—	—	—
Cash	4,314	257,672	114
Receivable for securities sold	1,781,281	943,498	5,498,347
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,172,005	392,695	7,259,539
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	1,453,337	599,118	884,448
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	4,352	4,409
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	639,984	99,996	114,592
Foreign capital gains tax receivable	—	—	—
Prepaid trustees expenses	26,765	7,071	62,601
Prepaid expenses	73,373	29,091	52,731

Total Assets	1,958,259,349	636,373,951	1,401,331,080

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	14,551,315	25,763,756	13,330,809
Payable for Fund shares repurchased	935,891	253,529	538,635
Payable for securities purchased	2,351,259	1,392,898	5,947,773
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Investment management fee payable	588,485	212,658	565,191
Transfer agent fees payable	32,616	14,062	23,769
Interest expense payable	—	—	—
Custody fee payable	76,319	42,214	57,300
Trustees’ fees payable	—	—	—
Variation margin on open future contracts (Note 1)	33,021	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Due to custodian	—	—	246,238
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	93,943	93,817	272,023

Total Liabilities	18,662,849	27,772,934	20,981,738

Total Net Assets	$1,939,596,500	$608,601,017	$1,380,349,342

NET ASSETS:
Paid-in-capital (Note 4)	$983,178,102	$421,441,179	$1,186,786,492
Total distributable earnings (losses)	956,418,398	187,159,838	193,562,850

Total Net Assets	$1,939,596,500	$608,601,017	$1,380,349,342

Shares Outstanding	82,995,659	33,046,204	104,858,987

Net Asset Value	$23.37	$18.42	$13.16

[1] Unaffiliated investments, at cost	$1,114,298,724	$471,229,556	$1,200,860,114

[2] Affiliated investments, at cost	$1,000,801	$—	$—

[3] Includes securities on loan	$14,683,173	$25,436,238	$17,480,430

[4] Foreign currency, at cost	$—	$—	$—

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreement	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$529,959,633	$1,430,170,024	$186,961,991	$180,399,235	$90,231,496	$184,552,986	$988,018,982	$144,000,830
—	1,056,456	—	—	—	—	467,624	—
1,287,653	1,960,719	—	289,073	—	447,799	208	—
70	3,198	33	4	4	1,650,223	9,726	1,285,844
522,982	13,601,596	63,344	1,578,572	—	2,167,451	644,733	—
—	57,944,404	—	77,735,943	—	5,589,057	—	—
1,037,426	6,295,241	2,621,265	653,700	832,659	283,771	1,698,315	4,757,367
—	—	—	—	—	—	57	—
386,680	675,581	248,732	222,873	33,062	133,206	186,450	90,740
—	770,715	—	536,788	—	278,636	657,547	—
—	—	—	8,397	—	—	—	—
—	—	—	375,493	—	134,893	402,331	—
—	—	—	760,871	—	—	—	—
—	7,443	—	33,154	—	—	—	—
80,994	9,125,351	—	1,465,000	27,000	1,022,000	2,116,000	—
66,070	—	—	—	—	—	—	—
19,667	14,005	—	2,901	4,286	—	6,196	8,414
30,038	89,396	46,953	16,910	15,737	31,745	32,743	3,306

533,391,213	1,521,714,129	189,942,318	264,078,914	91,144,244	196,291,767	994,240,912	150,146,501

—	—	—	187,000	—	38,152,465	—	—
5,969,908	—	—	—	—	—	—	—
220,632	2,443,386	736,438	395,728	201,488	553,861	336,275	43,283
1,084,161	29,492,363	479,395	2,163,926	—	1,640,969	403,379,520	4,769,677
—	162,958,899	—	62,996,201	—	11,236,505	—	—
—	—	—	—	—	—	13,858,109	—
241,716	380,894	72,015	56,969	28,004	48,541	196,754	21,620
11,493	70,236	6,583	1,820	883	4,416	10,181	2,078
—	—	—	—	—	511	—	—
44,558	162,761	42,701	35,771	11,167	19,178	25,549	17,319
—	—	6,883	—	—	3,011	—	—
26,995	1,863,127	—	—	20,625	255,419	577,929	—
—	400,188	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	30,231,035	—	—	—	—
—	1,754,092	—	276,373	—	712,747	—	—
—	280,135	—	2,611	—	—	—	—
—	—	—	142,503	—	—	—	—
—	254	—	—	—	—	—	—
—	1,708,514	—	439,589	—	109,642	2,110,503	—
—	—	—	830,000	—	120,000	10,000	—
484,370	—	—	—	—	—	—	—
—	6	—	—	—	7	—	—
—	—	76,981	—	39,785	—	—	—
176,828	206,861	68,988	83,995	12,413	158,589	174,172	37,758

8,260,661	201,721,716	1,489,984	97,843,521	314,365	53,015,861	420,678,992	4,891,735

$525,130,552	$1,319,992,413	$188,452,334	$166,235,393	$90,829,879	$143,275,906	$573,561,920	$145,254,766

$472,033,740	$1,374,428,686	$201,067,254	$172,573,887	$89,492,853	$135,755,630	$587,996,618	$141,576,148
53,096,812	(54,436,273)	(12,614,920)	(6,338,494)	1,337,026	7,520,276	(14,434,698)	3,678,618

$525,130,552	$1,319,992,413	$188,452,334	$166,235,393	$90,829,879	$143,275,906	$573,561,920	$145,254,766

36,360,895	167,487,500	53,404,268	21,985,841	9,873,881	13,751,653	58,602,887	13,507,876

$14.44	$7.88	$3.53	$7.56	$9.20	$10.42	$9.79	$10.75

$466,849,120	$1,463,375,739	$189,805,210	$185,672,165	$89,296,472	$174,830,675	$995,343,522	$144,754,720

$—	$1,082,163	$—	$—	$—	$—	$470,458	$—

$6,001,562	$—	$—	$—	$—	$—	$—	$—

$1,392,327	$1,983,709	$—	$359,014	$—	$619,923	$327	$—

$—	$—	$—	$30,258,213	$—	$—	$—	$—

$—	$1,504,347	$—	$189,676	$—	$281,870	$—	$—

$—	$—	$—	$187,000	$—	$38,152,465	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2022 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$11,950,119	$3,194,661	$12,858,271
Dividends from affiliated investments	47,144	—	—
Interest from unaffiliated investments	1,878	11,403	153
Interest from affiliated investments	—	—	—
Income from securities lending	118,353	49,574	79,409
Less: Foreign taxes withheld (see Note 1s)	(17,862)	(3,790)	(1,095,358)
Miscellaneous income	—	—	19,170

Total Investment Income	12,099,632	3,251,848	11,861,645

EXPENSES:

Investment management fee (Note 2)	6,066,939	2,479,076	4,928,040
Transfer agent fees	113,560	34,817	76,923
Custody fees	267,812	135,748	444,639
Trustees’ fees	163,154	51,225	111,788
Shareholder reports	81,929	63,422	66,345
Insurance	37,544	12,778	25,843
Audit and tax	42,562	43,957	65,684
Legal fees	47,405	14,930	31,180
Registration fees	26,243	16,879	35,306
Other expense	40,624	13,260	126,422
Interest expense	—	—	—

Total Expenses	6,887,772	2,866,092	5,912,170
Less: Fee waivers and/or expense reimbursement (Note 2)	(2,106,866)	(1,038,179)	(1,257,343)

Net Expenses	4,780,906	1,827,913	4,654,827

Net Investment Income (Loss)	$7,318,726	$1,423,935	$7,206,818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, UNFUNDED LOAN COMMITMENTS, SHORT SALES, FORWARD SALE COMMITMENTS, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY TRANSLATIONS AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated Investments	$176,338,892	$47,849,762	$58,338,836
Affiliated investments	469,100	—	—
Futures contracts	1,418,401	(100,350)	110,135
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	3,763	7,368	(48,897)
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	178,230,156	47,756,780	58,400,074

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated Investments	(294,392,869)	(89,718,528)	(174,625,768	)(a)
Affiliated Investments	(934,231)	—	—
Futures contracts	(1,824,519)	(107,324)	(57,060)
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Unfunded loan commitments	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency transactions	(102)	(79)	(176,781)

Change in Net Unrealized Appreciation (Depreciation):	(297,151,721)	(89,825,931)	(174,859,609)

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Unfunded Loan Commitments, Forward Sale Commitments, Swap Contracts, Forward Foreign Currency Contract, Foreign Currency Translations and Capital Gain Distributions Received	(118,921,565)	(42,069,151)	(116,459,535)

Total Increase (Decrease) in Net Assets from Operations	$(111,602,839)	$(40,645,216)	$(109,252,717)

(a)	Includes Net increase in accrued foreign capital gains taxes of $17,578 and $(361,892), for International Equity Fund and Emerging Markets Equity Fund, respectively.

See Notes to Financial Statements.

Emerging Markets Equity Fund		Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$4,492,423		$—	$35,700	$—	$25,559	$—	$—	$1,981,295
—		—	—	—	—	—	—	—
—		12,996,178	5,068,866	1,384,154	1,067,387	4,283,378	2,616,915	—
—		20,058	—	—	—	—	2,585	—
15,562		—	—	—	—	—	—	—
(562,247)		—	—	—	—	—	—	—
—		—	—	—	—	—	—	—

3,945,738		13,016,236	5,104,566	1,384,154	1,092,946	4,283,378	2,619,500	1,981,295

2,461,396		2,644,941	671,424	413,608	185,136	359,449	1,371,762	781,023
29,107		105,535	10,777	8,457	4,817	7,752	26,550	7,623
282,654		520,446	114,590	168,763	62,468	87,342	120,067	63,681
46,604		90,520	21,718	12,622	6,542	12,719	37,632	6,445
68,008		68,452	63,937	31,390	4,344	38,385	48,318	7,209
11,521		33,805	5,752	2,836	1,743	15,767	17,509	2,065
70,067		63,322	50,763	62,521	32,949	50,105	46,318	20,884
13,572		28,237	5,248	3,056	1,979	3,105	10,446	2,380
20,721		27,788	11,498	14,150	12,003	14,269	22,731	35,526
18,292		31,199	6,510	4,875	2,246	265,664	14,093	2,882
—		—	—	—	—	16,090	18,171	—

3,021,942		3,614,245	962,217	722,278	314,227	870,647	1,733,597	929,718
(901,641)		(160,797)	(194,132)	(44,400)	—	(35,988)	(147,088)	(650,852)

2,120,301		3,453,448	768,085	677,878	314,227	834,659	1,586,509	278,866

$1,825,437		$9,562,788	$4,336,481	$706,276	$778,719	$3,448,719	$1,032,991	$1,702,429

$4,075,438		$(9,236,642)	$353,816	$(348,247)	$(35,970)	$779,632	$(98,198)	$—
—		(3,704)	—	—	—	—	163	—
(62,517)		(3,918,433)	—	574,205	91,990	419,677	4,547,016	—
—		744,195	—	251,952	—	23,293	—	—
—		1,422	—	992,197	—	(78)	—	—
—		—	—	—	—	109,608	22,559	—
—		2,858,492	—	(724,037)	—	(101,409)	(113,811)	—
843		(333,935)	—	3,545,924	—	914,993	3,758,788	—
(76,518)		(164,365)	—	823,138	—	308,225	648,929	—
—		—	—	—	—	—	—	3,008,066

3,937,246		(10,052,970)	353,816	5,115,132	56,020	2,453,941	8,765,446	3,008,066

(84,956,683	)(a)	(62,173,257)	(10,246,684)	(10,654,782)	(3,738,305)	(5,746,050)	(9,605,280)	(6,729,236)
—		(48,636)	—	—	—	—	(2,766)	—
(86,162)		(1,276,784)	—	(1,645,478)	(18,234)	10,357	(800,312)	—
—		(357,469)	—	(180,592)	—	(413,117)	—	—
—		—	—	22,256	—	—	—	—
—		(383,400)	—	(453,608)	—	(398,744)	342,649	—
—		(254)	—	—	—	—	—	—
—		(955,462)	—	(384,300)	—	(301)	(2,418,518)	—
(143,525)		(102,360)	—	(26,360)	—	(140,369)	(7,106)	—

(85,186,370)		(65,297,622)	(10,246,684)	(13,322,864)	(3,756,539)	(6,688,224)	(12,491,333)	(6,729,236)

(81,249,124)		(75,350,592)	(9,892,868)	(8,207,732)	(3,700,519)	(4,234,283)	(3,725,887)	(3,721,170)

$(79,423,687)		$(65,787,804)	$(5,556,387)	$(7,501,456)	$(2,921,800)	$(785,564)	$(2,692,896)	$(2,018,741)

See Notes to Financial Statements.

Statements of Changes in net Assets

For the Six Months Ended February 28, 2022 (unaudited) and Year Ended August 31, 2021

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2022	2021	2022	2021
OPERATIONS:

Net investment income	$7,318,726	$18,151,693	$1,423,935	$4,232,796
Net realized gain (loss)	178,230,156	177,240,888	47,756,780	104,861,913
Change in unrealized appreciation (depreciation)	(297,151,721)	355,944,288	(89,825,931)	128,776,009

Increase (Decrease) in Net Assets from Operations	(111,602,839)	551,336,869	(40,645,216)	237,870,718

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(218,376,686)	(61,943,407)	(122,000,592)	(29,404,878)

Decrease in Net Assets from Distributions to Shareholders	(218,376,686)	(61,943,407)	(122,000,592)	(29,404,878)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	340,465,854	405,330,578	178,336,669	141,489,301
Reinvestment of distributions	218,373,626	61,942,619	121,999,031	29,404,580
Cost of shares repurchased	(463,980,260)	(635,750,721)	(206,358,952)	(322,250,629)

Increase (Decrease) in Net Assets from Fund Share Transactions	94,859,220	(168,477,524)	93,976,748	(151,356,748)

Increase (Decrease) in Net Assets	(235,120,305)	320,915,938	(68,669,060)	57,109,092
NET ASSETS:

Beginning of period	2,174,716,805	1,853,800,867	677,270,077	620,160,985

End of period	$1,939,596,500	$2,174,716,805	$608,601,017	$677,270,077

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2022	2021	2022	2021	2022	2021	2022	2021

$7,206,818	$20,641,877	$1,825,437	$6,989,809	$9,562,788	$16,976,359	$4,336,481	$13,149,403
58,400,074	167,774,811	3,937,246	69,473,543	(10,052,970)	11,822,544	353,816	15,090,344
(174,859,609)	156,535,334	(85,186,370)	38,860,149	(65,297,622)	(16,742,912)	(10,246,684)	(5,759,099)

(109,252,717)	344,952,022	(79,423,687)	115,323,501	(65,787,804)	12,055,991	(5,556,387)	22,480,648

(119,339,071)	(23,968,738)	(22,917,354)	(11,972,541)	(18,572,832)	(52,680,365)	(4,626,616)	(13,565,430)

(119,339,071)	(23,968,738)	(22,917,354)	(11,972,541)	(18,572,832)	(52,680,365)	(4,626,616)	(13,565,430)

297,623,403	303,055,088	123,130,509	135,269,799	226,409,864	630,592,342	27,350,475	96,770,236
119,336,497	23,968,252	22,916,953	11,972,351	18,574,792	52,679,124	4,627,708	13,564,992
(265,674,242)	(444,679,701)	(81,523,350)	(236,058,440)	(151,828,993)	(312,565,000)	(46,435,423)	(188,399,602)

151,285,658	(117,656,361)	64,524,112	(88,816,290)	93,155,663	370,706,466	(14,457,240)	(78,064,374)

(77,306,130)	203,326,923	(37,816,929)	14,534,670	8,795,027	330,082,092	(24,640,243)	(69,149,156)

1,457,655,472	1,254,328,549	562,947,481	548,412,811	1,311,197,386	981,115,294	213,092,577	282,241,733

$1,380,349,342	$1,457,655,472	$525,130,552	$562,947,481	$1,319,992,413	$1,311,197,386	$188,452,334	$213,092,577

See Notes to Financial Statements.

Statements of Changes in net Assets

For the Six Months Ended February 28, 2022 (unaudited) and Year Ended August 31, 2021

	International Fixed Income Fund
	2022	2021
OPERATIONS:

Net investment income	$706,276	$1,318,319
Net realized gain (loss)	5,115,132	3,436,446
Change in unrealized appreciation (depreciation)	(13,322,864)	(2,169,043)

Increase (Decrease) in Net Assets from Operations	(7,501,456)	2,585,722

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(4,340,960)	(993,150)

Decrease in Net Assets from Distributions to Shareholders	(4,340,960)	(993,150)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	41,372,010	61,446,770
Reinvestment of distributions	4,340,926	993,140
Cost of shares repurchased	(23,363,778)	(43,465,854)

Increase (Decrease) in Net Assets from Fund Share Transactions	22,349,158	18,974,056

Increase (Decrease) in Net Assets	10,506,742	20,566,628
NET ASSETS:

Beginning of period	155,728,651	135,162,023

End of period	$166,235,393	$155,728,651

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2022	2021	2022	2021	2022	2021	2022	2021

$778,719	$1,350,523	$3,448,719	$7,806,610	$1,032,991	$2,087,748	$1,702,429	$886,233
56,020	252,043	2,453,941	3,759,432	8,765,446	(1,525,707)	3,008,066	1,089,445
(3,756,539)	610,323	(6,688,224)	(2,841,458)	(12,491,333)	1,928,811	(6,729,236)	4,616,128

(2,921,800)	2,212,889	(785,564)	8,724,584	(2,692,896)	2,490,852	(2,018,741)	6,591,806

(1,020,663)	(1,694,828)	(9,083,181)	(8,155,061)	(3,383,910)	(6,604,435)	(926,844)	(482,881)

(1,020,663)	(1,694,828)	(9,083,181)	(8,155,061)	(3,383,910)	(6,604,435)	(926,844)	(482,881)

13,642,251	42,586,476	18,548,096	68,928,239	197,979,944	196,780,874	45,790,777	85,736,630
1,021,238	1,694,319	9,084,133	8,153,862	3,383,894	6,604,469	926,844	482,881
(11,660,194)	(22,177,139)	(22,764,393)	(85,167,803)	(63,680,989)	(155,412,273)	(17,382,610)	(12,798,941)

3,003,295	22,103,656	4,867,836	(8,085,702)	137,682,849	47,973,070	29,335,011	73,420,570

(939,168)	22,621,717	(5,000,909)	(7,516,179)	131,606,043	43,859,487	26,389,426	79,529,495

91,769,047	69,147,330	148,276,815	155,792,994	441,955,877	398,096,390	118,865,340	39,335,845

$90,829,879	$91,769,047	$143,275,906	$148,276,815	$573,561,920	$441,955,877	$145,254,766	$118,865,340

See Notes to Financial Statements.

Statements of Cash Flows

For the Period Ended February 28, 2022 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net decrease in net assets resulting from operations	$(7,501,456)	$(785,564)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(285,099,626)	(57,962,111)
Proceeds from the sale and maturity of long-term investments	263,023,162	69,242,447
Proceeds from short-term investments, net	1,647,557	195,491
Decrease to the principal amount of inflation-indexed bonds	(40,841)	(3,808,769)
Change in net unrealized depreciation from unaffiliated investments	10,654,782	5,746,050
Change in net unrealized depreciation from options contracts written	180,592	413,117
Change in net unrealized appreciation on open OTC swap contracts	(1,023,337)	—
Change in net unrealized appreciation from forward sale commitments	(22,256)
Increase/Decrease in variation margin on open centrally cleared swap contracts	(289,596)	50,909
Net amortization (accretion) of premiums (discounts) of investments	(29,058)	409,110
Net realized gain/loss from unaffiliated investments	357,199	(779,632)
Increase in premium received on options contracts written	911	133,983
Increase/Decrease in variation margin on open futures contracts	(90,309)	318,889
Increase/Decrease in receivable for securities sold	836,954	(2,139,781)
increase/Decrease in receivable for TBA securities sold	(38,480,288)	138,664
Increase/Decrease in dividends and interest receivable from unaffiliated investments	(11,347)	16,865
Increase in deposits for collateral from counterparty	(776,000)	(166,000)
Decrease in net upfront payments received/paid on OTC open swap contracts	425	—
Decrease for due to custodian	(1,822)	—
Increase/Decrease in prepaid expenses	(2,653)	3,368
Increase/Decrease in unrealized appreciation on open forward foreign currency contracts	228,770	(101,879)
Increase in other assets	(446)
Increase/Decrease in payable for securities purchased	(1,158,153)	1,313,675
Increase/Decrease in payable for TBA securities purchased	22,607,136	(207,445)
Increase in deposits for collateral from counterparty	120,000	—
Decrease in investment management fee payable	(901)	(6,835)
Decrease in interest expense payable	—	(358)
Decrease in custody fee payable	(27,183)	(11,378)
Decrease in transfer agent fees payable	(633)	(427)
Increase in trustees’ fees payable	—	521
Increase in unrealized depreciation on open forward foreign currency contracts	155,530	102,180
Decrease in accrued expenses	(67,207)	(48,647)

Net cash and foreign currency provided by/used in operating activities	(34,810,094)	12,066,443

Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale-buyback transactions	176,243,858	221,272,848
Payments on sale-buyback transactions	(159,892,031)	(227,583,018)
Proceeds from reverse repurchase agreements	187,000	200,169
Proceeds from sale of shares	41,776,017	18,958,407
Cost of shares repurchased	(23,476,649)	(23,668,907)
Distributions to shareholders, net of reinvestments	(34)	(147)

Net cash and foreign currency provided by/used in financing activities	34,838,161	(10,820,648)

Net increase in cash and foreign currency(a)	28,067	1,245,795

Cash and Foreign Currency:
Cash, cash equivalents and foreign cash at the beginning of the year	261,010	852,227

Cash, cash equivalents and foreign cash at end of the year	289,077	2,098,022

Non-Cash Financing Activities:
Reinvestment of distributions	(4,340,926)	(9,084,133)

(a)	Includes net change in unrealized depreciation on foreign currency of $(21,942) and $(45,660) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.58		$21.62	$19.10	$21.31	$18.76	$17.06

Income (Loss) from Operations:
Net investment income(2)	0.09		0.22	0.26	0.27	0.26	0.25
Net realized and unrealized gain (loss)	(1.39)		6.49	3.23	(0.24)	3.18	2.05

Total Income (Loss) from Operations	(1.30)		6.71	3.49	0.03	3.44	2.30

Less Distributions from:
Net investment income	(0.20)		(0.18)	(0.20)	(0.34)	(0.24)	(0.27)
Net realized gain	(2.71)		(0.57)	(0.77)	(1.90)	(0.65)	(0.33)

Total Distributions	(2.91)		(0.75)	(0.97)	(2.24)	(0.89)	(0.60)

Net Asset Value, End of Period	$23.37		$27.58	$21.62	$19.10	$21.31	$18.76

Total Return†(3)	(5.49	)%(4)	31.79%	18.85%	1.32%	18.89%	13.86%
Net Assets, End of Period (millions)	$1,940		$2,175	$1,854	$1,554	$1,737	$1,687
Ratios to Average Net Assets:
Gross expenses	0.68	%(5)	0.68%	0.70%	0.69%	0.69%	0.69%
Net expenses(6)	0.47	(5)	0.47	0.49	0.48	0.48	0.48
Net investment income	0.72	(5)	0.91	1.33	1.43	1.29	1.40
Portfolio Turnover Rate	13	%(4)	15%	21%	13%	29%	18%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.35		$18.01	$18.60	$23.06	$19.53	$17.40

Income (Loss) from Operations:
Net investment income(2)	0.05		0.13	0.13	0.12	0.10	0.10
Net realized and unrealized gain (loss)	(1.32)		7.10	1.48	(1.83)	4.14	2.39

Total Income (Loss) from Operations	(1.27)		7.23	1.61	(1.71)	4.24	2.49

Less Distributions from:
Net investment income	(0.08)		(0.14)	(0.10)	(0.10)	(0.03)	(0.06)
Net realized gain	(4.58)		(0.75)	(2.10)	(2.65)	(0.68)	(0.30)

Total Distributions	(4.66)		(0.89)	(2.20)	(2.75)	(0.71)	(0.36)

Net Asset Value, End of Period	$18.42		$24.35	$18.01	$18.60	$23.06	$19.53

Total Return†(3)	(6.45	)%(4)	41.14%	8.78%	(6.25)%	22.17%	14.49%
Net Assets, End of Period (millions)	$609		$677	$620	$423	$520	$674
Ratios to Average Net Assets:
Gross expenses	0.92	%(5)	0.92%	0.96%	0.98%	0.92%	0.94%
Net expenses(6)	0.59	(5)	0.58	0.62	0.66	0.61	0.63
Net investment income	0.46	(5)	0.61	0.77	0.63	0.47	0.52
Portfolio Turnover Rate	25	%(4)	29%	45%	65%	34%	34%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.54		$12.27	$11.59	$12.64	$12.34	$10.83

Income (Loss) from Operations:
Net investment income(2)	0.07		0.21	0.17	0.28	0.27	0.24
Net realized and unrealized gain (loss)	(1.17)		3.30	0.84	(1.09)	0.24	1.56

Total Income (Loss) from Operations	(1.10)		3.51	1.01	(0.81)	0.51	1.80

Less Distributions from:
Net investment income	(0.33)		(0.24)	(0.33)	(0.24)	(0.21)	(0.29)
Net realizd gain	(0.95)		—	—	—	—	—

Total Distributions	(1.28)		(0.24)	(0.33)	(0.24)	(0.21)	(0.29)

Net Asset Value, End of Period	$13.16		$15.54	$12.27	$11.59	$12.64	$12.34

Total Return†(3)	(7.52	)%(4)	28.93%	8.64%	(6.34)%	4.15%	17.14%
Net Assets, End of Period (millions)	$1,380		$1,458	$1,254	$1,311	$1,677	$1,244
Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.84%	0.87%	0.84%	0.83%	0.83%
Net expenses(6)	0.66	(5)	0.67	0.71	0.68	0.66	0.65
Net investment income	1.02	(5)	1.50	1.44	2.40	2.07	2.15
Portfolio Turnover Rate	21	%(4)	52%	39%	28%	41%	27%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.44		$14.67	$14.00	$14.29	$15.33	$12.36

Income (Loss) from Operations:
Net investment income(2)	0.05		0.20	0.20	0.27	0.22	0.20
Net realized and unrealized gain (loss)	(2.35)		2.90	0.75	(0.34)	(1.06)	2.90

Total Income (Loss) from Operations	(2.30)		3.10	0.95	(0.07)	(0.84)	3.10

Less Distributions from:
Net investment income	(0.29)		(0.33)	(0.28)	(0.22)	(0.20)	(0.13)
Net realized gain	(0.41)		—	—	—	—	—

Total Distributions	(0.70)		(0.33)	(0.28)	(0.22)	(0.20)	(0.13)

Net Asset Value, End of Period	$14.44		$17.44	$14.67	$14.00	$14.29	$15.33

Total Return†(3)	(13.30	)%(4)	21.28%	6.79%	(0.40)%	(5.55)%	25.48%
Net Assets, End of Period (millions)	$525		$563	$548	$493	$498	$488
Ratios to Average Net Assets:
Gross expenses	1.10	%(5)	1.12%	1.15%	1.13%	1.11%	1.14%
Net expenses(6)	0.78	(5)	0.80	0.84	0.82	0.80	0.86
Net investment income	0.67	(5)	1.18	1.44	1.95	1.42	1.51
Portfolio Turnover Rate	9	%(4)	53%	23%	22%	24%	27%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.39		$8.79	$8.42	$7.86	$8.19	$8.41

Income (Loss) from Operations:
Net investment income(2)	0.06		0.13	0.19	0.23	0.20	0.19
Net realized and unrealized gain (loss)	(0.45)		(0.08)	0.42	0.57	(0.31)	(0.11)

Total Income (Loss) from Operations	(0.39)		0.05	0.61	0.80	(0.11)	0.08

Less Distributions from:
Net investment income	(0.07)		(0.17)	(0.22)	(0.24)	(0.21)	(0.22)
Tax return of capital	—		—	—	—	(0.01)	—
Net realized gain	(0.05)		(0.28)	(0.02)	—	—	(0.08)

Total Distributions	(0.12)		(0.45)	(0.24)	(0.24)	(0.22)	(0.30)

Net Asset Value, End of Period	$7.88		$8.39	$8.79	$8.42	$7.86	$8.19

Total Return†(3)	(4.77	)%(4)	0.58%	7.46%	10.39%	(1.35)%	1.07%
Net Assets, End of Period (millions)	$1,320		$1,311	$981	$1,204	$867	$710
Ratios to Average Net Assets:
Gross expenses	0.55	%(5)	0.56%	0.58%	0.57%	0.57%	0.58	%(6)
Net expenses(7)	0.52	(5)	0.54	0.56	0.56	0.56	0.56	(6)
Net investment income	1.45	(5)	1.57	2.27	2.85	2.49	2.32
Portfolio Turnover Rate	102	%(4)	227%	216%	210%	253%	236%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Ratio includes interest expense on reverse repurchase agreements which represents less than 0.005%.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$3.72		$3.61	$3.76	$3.77	$3.86	$3.78

Income (Loss) from Operations:
Net investment income(2)	0.08		0.18	0.17	0.19	0.20	0.22
Net realized and unrealized gain (loss)	(0.18)		0.11	(0.15)	—	(0.08)	0.10

Total Income (Loss) from Operations	(0.10)		0.29	0.02	0.19	0.12	0.32

Less Distributions from:
Net investment income	(0.09)		(0.18)	(0.17)	(0.20)	(0.21)	(0.24)

Net Asset Value, End of Period	$3.53		$3.72	$3.61	$3.76	$3.77	$3.86

Total Return†(3)	(2.78	)%(4)	8.61%	0.14%	5.58%	3.20%	8.38%
Net Assets, End of Period (millions)	$188		$213	$282	$49	$58	$173
Ratios to Average Net Assets:
Gross expenses	1.00	%(5)	0.96%	1.07%	1.32%	1.17%	0.95%
Net expenses(6)	0.80	(5)	0.76	0.86	1.12	0.97	0.75
Net investment income	4.52	(5)	4.79	4.85	5.09	5.27	5.65
Portfolio Turnover Rate	26	%(4)	117%	84%	43%	57%	72%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2022(1)		2021		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.12		$8.03		$8.35	$7.86	$7.78	$7.79

Income (Loss) from Operations:
Net investment income(2)	0.03		0.07		0.20	0.06	0.14	0.14
Net realized and unrealized gain (loss)	(0.38)		0.08		(0.15)	0.70	0.03	(0.07)

Total Income (Loss) from Operations	(0.35)		0.15		0.05	0.76	0.17	0.07

Less Distributions from:
Net investment income	(0.12)		—		(0.35)	(0.27)	(0.09)	(0.08)
Net realized gain	(0.09)		(0.06)		(0.02)	—	—	—

Total Distributions	(0.21)		(0.06)		(0.37)	(0.27)	(0.09)	(0.08)

Net Asset Value, End of Period	$7.56		$8.12		$8.03	$8.35	$7.86	$7.78

Total Return†(3)	(4.47	)%(4)	1.86%		0.75%	10.01%	2.25%	0.98%
Net Assets, End of Period (millions)	$166		$156		$135	$147	$145	$148
Ratios to Average Net Assets:
Gross expenses(5)	0.87	%(6)	0.97%		1.16%	1.24%	1.01%	1.06%
Net expenses(5)(7)	0.82	(6)	0.92		1.11	1.19	0.95	1.01
Net investment income	0.86	(6)	0.92		2.49	0.77	1.76	1.82
Portfolio Turnover Rate	150	%(4)	402	%(4)	437%	265%	203%	268%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.00%, less than 0.005%, 0.09%, 0.15%, 0.04%, and 0.11%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.60		$9.53	$9.61	$9.11	$9.37	$9.93

Income (Loss) from Operations:
Net investment income(2)	0.08		0.17	0.20	0.23	0.24	0.27
Net realized and unrealized gain (loss)	(0.38)		0.12	(0.01)	0.52	(0.26)	(0.31)

Total Income (Loss) from Operations	(0.30)		0.29	0.19	0.75	(0.02)	(0.04)

Less Distributions from:
Net investment income	(0.08)		(0.17)	(0.21)	(0.22)	(0.24)	(0.27)
Net realized gain	(0.02)		(0.05)	(0.06)	(0.03)	—	(0.25)

Total Distributions	(0.10)		(0.22)	(0.27)	(0.25)	(0.24)	(0.52)

Net Asset Value, End of Period	$9.20		$9.60	$9.53	$9.61	$9.11	$9.37

Total Return†(3)	(3.12	)%(4)	3.07%	1.99%	8.38%	(0.21)%	(0.22)%
Net Assets, End of Period (millions)	$91		$92	$69	$86	$64	$58
Ratios to Average Net Assets:
Gross expenses	0.67	%(5)	0.73%	0.73%	0.74%	0.72%	0.75%
Net expenses	0.67	(5)	0.73	0.73	0.74	0.72	0.75
Net investment income	1.67	(5)	1.79	2.16	2.44	2.61	2.85
Portfolio Turnover Rate	8	%(4)	7%	10%	42%	18%	13%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.16		$11.13	$10.19	$9.79	$10.08	$10.23

Income (Loss) from Operations:
Net investment income(2)	0.26		0.56	0.18	0.24	0.30	0.23
Net realized and unrealized gain (loss)	(0.32)		0.07	0.88	0.38	(0.25)	(0.13)

Total Income (Loss) from Operations	(0.06)		0.63	1.06	0.62	0.05	0.10

Less Distributions from:
Net investment income	(0.29)		(0.60)	(0.12)	(0.22)	(0.34)	(0.24)
Net realized gain	(0.39)		—	—	—	—	(0.01)

Total Distributions	(0.68)		(0.60)	(0.12)	(0.22)	(0.34)	(0.25)

Net Asset Value, End of Period	$10.42		$11.16	$11.13	$10.19	$9.79	$10.08

Total Return†(3)	(0.47	)%(4)	5.87%	10.38%	6.42%	0.55%	1.05%
Net Assets, End of Period (millions)	$143		$148	$156	$217	$240	$190
Ratios to Average Net Assets:
Gross expenses(5)	1.21	%(6)	0.93%	1.27%	1.35%	1.27%	1.15%
Net expenses(5)(7)	1.16	(6)	0.88	1.22	1.30	1.22	1.10
Net investment income	4.80	(6)	5.08	1.76	2.47	3.07	2.25
Portfolio Turnover Rate	30	%(4)	104%	193%	143%	72%	120%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.02%, 0.03%, 0.35%, 0.55%, 0.49% and 0.29%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2022(1)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.89		$9.99	$9.90	$9.97	$9.99	$10.00

Income (Loss) from Operations:
Net investment income(2)	0.02		0.05	0.18	0.25	0.19	0.13
Net realized and unrealized gain (loss)	(0.06)		0.01	0.06	(0.06)	0.02	0.08

Total Income (Loss) from Operations	(0.04)		0.06	0.24	0.19	0.21	0.21

Less Distributions from:
Net investment income	(0.06)		(0.16)	(0.15)	(0.26)	(0.23)	(0.22)

Net Asset Value, End of Period	$9.79		$9.89	$9.99	$9.90	$9.97	$9.99

Total Return†(3)	(0.42	)%(4)	0.61%	2.36%	2.07%	2.09%	2.14%
Net Assets, End of Period (millions)	$574		$442	$398	$497	$507	$276
Ratios to Average Net Assets:
Gross expenses(5)	0.63	%(6)	0.67%	0.69%	0.82%	0.71%	0.84%
Net expenses(5)(7)	0.57	(6)	0.62	0.64	0.77	0.66	0.79
Net investment income	0.38	(6)	0.50	1.78	2.51	1.90	1.29
Portfolio Turnover Rate	47	%(4)	55%	96%	97%	128%	103%

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents less than 0.005%, less than 0.005%, 0.02%, 0.07%, 0.04% and 0.05%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2022(1)		2021	2020	2019	2018(2)
Net Asset Value, Beginning of Period	$10.99		$10.04	$10.10	$9.88	$10.00

Income (Loss) from Operations:
Net investment income(3)	0.14		0.13	0.15	0.10	(0.09)
Net realized and unrealized gain (loss)	(0.30)		0.91	0.10	0.19	(0.03)

Total Income (Loss) from Operations	(0.16)		1.04	0.25	0.29	(0.12)

Less Distributions from:
Net investment income	(0.07)		(0.09)	(0.28)	(0.07)	—
Net realized gain	(0.01)		—	(0.03)	—	—

Total Distributions	(0.08)		(0.09)	(0.31)	(0.07)	—

Net Asset Value, End of Period	$10.75		$10.99	$10.04	$10.10	$9.88

Total Return†(4)	(1.24	)%(5)	10.39%	2.61%	2.90%	(1.20	)%(5)
Net Assets, End of Period (millions)	$145		$119	$39	$27	$6
Ratios to Average Net Assets:
Gross expenses	1.43	%(6)	1.56%	1.85%	2.34%	11.00	%(6)
Net expenses(7)(8)	0.43	(6)	0.56	0.70	0.88	1.95	(6)
Net investment income (loss)	2.62	(6)	1.24	1.52	1.01	(1.72	)(6)
Portfolio Turnover Rate	27	%(5)	18%	34%	16%	14	%(5)

(1)	For the six months ended February 28, 2022 (unaudited).
(2)	For the period form Fund inception (February 15, 2018) through the period ended August 31, 2018.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other Interbank Offered Rate (“IBOR”)-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluated the impact of ASU 2020-04 on the Funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Funds.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market

Notes to Financial Statements

(unaudited) (continued)

quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements

(unaudited) (continued)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$152,783,847	$152,783,847	$—	$—
Consumer Discretionary	241,315,148	241,315,148	—	—
Consumer Staples	98,944,271	98,944,271	—	—
Energy	46,324,082	46,324,082	—	—
Financials	193,801,618	193,801,618	—	—
Health Care	252,263,871	252,263,871	—	—
Industrials	193,808,423	193,808,423	—	—
Information Technology	542,817,921	542,817,921	—	—
Materials	46,146,149	46,136,437	9,712	—
Real Estate	55,716,442	55,716,442	—	—
Utilities	33,441,339	33,441,339	—	—
Closed End Mutual Fund Security:
Financials	20,627,401	20,627,401	—	—
Short-Term Investments:
Money Market Fund	14,551,315	14,551,315	—	—
Time Deposits	59,566,463	—	59,566,463	—

Total Investments, at Value	$1,952,108,290	$1,892,532,115	$59,576,175	$—

Security Lending Transactions — Liabilities	$(14,551,315)	$—	$(14,551,315)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Futures Contracts	$(804,809)	$(804,809)	$—	$—

Total Other Financial Instruments — Liabilities	$(804,809)	$(804,809)	$—	$—

Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$14,833,884	$14,833,884	$—	$—
Consumer Discretionary	49,415,195	49,415,195	—	—
Consumer Staples	26,755,988	26,755,988	—	—
Energy	20,608,100	20,608,100	—	—
Financials	78,442,254	78,442,254	—	—
Health Care	89,741,977 *	89,737,025	4,952	—	*
Industrials	99,764,817	99,764,817	—	—
Information Technology	109,527,940	109,527,940	—	—
Materials	32,750,580 *	32,736,615	13,965	—	*
Real Estate	39,132,546	39,132,546	—	—
Utilities	17,479,516	17,479,516	—	—
Convertible Preferred Stocks:
Health Care	1,513,695	1,513,695	—	—
Utilities	1,407,317	1,407,317	—	—
Preferred Stocks:
Financials	1,982,457	1,982,457	—	—
Closed End Mutual Fund Securities:
Financials	1,034,650	1,034,650	—	—
Corporate Bonds & Notes:
Communication Services	1,009,827	—	1,009,827	—
Energy	12,560	—	12,560	—
Short-Term Investments:
Money Market Fund	25,763,756	25,763,756	—	—
Time Deposits	22,863,399	—	22,863,399	—

Total Investments, at Value	$634,040,458 *	$610,135,755	$23,904,703	$—	*

Security Lending Transactions — Liabilities	$(25,763,756)	$—	$(25,763,756)	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(70,096)	$(70,096)	$—	$—

Total Other Financial Instruments — Liabilities	$(70,096)	$(70,096)	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$137,650,644	$477,015	$137,173,629	$—
Germany	106,434,457	—	106,434,457	—
Japan	229,135,030	203,123	228,931,907	—
Switzerland	140,779,949	—	140,779,949	—
United Kingdom	252,407,373	1,157,943	251,249,430	—
Other Countries**	455,415,135	66,255,525	389,159,610	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stocks:
Germany	$9,055,791	$—	$9,055,791	$—
Closed End Mutual Fund Security:
United States	732,668	732,668	—	—
Short-Term Investments:
Money Market Fund	13,330,809	13,330,809	—	—
Time Deposits	42,512,443	—	42,512,443	—

Total Investments, at Value	$1,387,454,299	$82,157,083	$1,305,297,216	$—

Security Lending Transactions — Liabilities	$(13,330,809)	$—	$(13,330,809)	$—

Other Financial Instruments — Liabilities
Futures Contracts	(42,208)	(42,208)	—	—

Total Other Financial Instruments — Liabilities	$(42,208)	$(42,208)	$—	$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$32,366,692	$32,366,692	$—	$—
China	135,069,156 *	13,451,613	121,617,543	—	*
India	67,855,182	9,706,888	58,148,294	—
South Korea	67,861,040	35,041	67,825,999	—
Taiwan	69,073,431	12,963,619	56,109,812	—
Other Countries**	126,089,592	28,600,141	96,489,488	999,963
Preferred Stocks:
Brazil	3,000,472	3,000,472	—	—
Chile	218,910	218,910	—	—
Colombia	88,657	88,657	—	—
Mexico	183,332	183,332	—	—
Russia	36,574	23,089	—	13,485
South Korea	4,136,608	—	4,136,608	—
Rights:
Brazil	334	—	334	—
South Korea	3,027	—	3,027	—
Short-Term Investments:
Money Market Fund	5,969,908	5,969,908	—	—
Time Deposits	18,006,718	—	18,006,718	—

Total Investments, at Value	$529,959,633	$106,608,362	$422,337,823	$1,013,448	*

Security Lending Transactions — Liabilities	$(5,969,908)	$—	$(5,969,908)	$—

Other Financial Instruments — Liabilities
Futures Contract	(75,532)	(75,532)	—	—

Total Other Financial Instruments — Liabilities	$(75,532)	$(75,532)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$415,913,786	$—	$415,913,786	$—
Corporate Bonds & Notes	409,585,301 *	—	409,585,301	—	*
Mortgage-Backed Securities	300,369,558	—	300,369,558	—
Collateralized Mortgage Obligations	120,090,867	—	120,090,867	—
Sovereign Bonds	45,881,431	—	45,881,431	—
Senior Loans	21,605,392	—	21,605,392	—
Asset-Backed Securities	14,847,245	—	14,847,245	—
Municipal Bonds	3,845,067	—	3,845,067	—
Common Stock:
Wireless Telecommunication Service	383,714	383,714	—	—
Right:
Luxembourg	—	—	—	—
Purchased Options	866,533	819,368	47,165	—
Short-Term Investments:
Sovereign Bond	4,220,844	—	4,220,844	—
Time Deposits	46,827,137	—	46,827,137	—
U.S. Government Obligations	46,789,605	—	46,789,605	—

Total Investments, at Value	$1,431,226,480 *	$1,203,082	$1,430,023,398	$—	*

Other Financial Instruments — Assets
Futures Contracts	$1,813,698	$1,813,698	$—	$—
Forward Foreign Currency Contracts	770,715	—	770,715	—
Centrally Cleared Interest Rate Swaps	1,595,942	—	1,595,942	—
Centrally Cleared Inflation Rate Swap	149,212	—	149,212	—
Centrally Cleared Credit Default Swap	31,154	—	31,154	—

Total Other Financial Instruments — Assets	$4,360,721	$1,813,698	$2,547,023	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(1,754,092)	$(1,754,092)	$—	$—
Futures Contracts	(3,320,829)	(3,320,829)	—	—
Forward Foreign Currency Contracts	(1,708,514)	—	(1,708,514)	—
OTC Interest Rate Swaps	(280,135)	—	(280,135)	—
Centrally Cleared Interest Rate Swaps	(209,667)	—	(209,667)	—
Centrally Cleared Inflation Rate Swap	(158,048)	—	(158,048)	—

Total Other Financial Instruments — Liabilities	$(7,431,285)	$(5,074,921)	$(2,356,364)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$166,920,284	$—	$166,920,284	$—
Senior Loans	5,825,445	—	5,825,445	—
Collateralized Mortgage Obligations	4,569,013	—	4,569,013	—
Convertible Preferred Stocks:
Energy	787,294	—	787,294	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks:
Consumer Cyclical	$7,668	$7,668	$—	$—
Energy	420,713	420,713	—	—
Preferred Stocks:
Financials	563,247	563,247	—	—
Sovereign Bonds	47,950	—	47,950	—
Short-Term Investments:
Time Deposits	7,820,377	—	7,820,377	—

Total Investments, at Value	$186,961,991	$991,628	$185,970,363	$—

International Fixed Income Fund
Investments, at Value
Sovereign Bonds
Japan	$31,787,918	$—	$31,787,918	$—
Spain	10,734,203	—	10,734,203	—
Other Countries**	35,394,807	—	35,394,807	—
Collateralized Mortgage Obligations	39,425,799	—	39,425,799	—
Corporate Bonds & Notes:
Other Countries**	29,700,805	—	29,700,805	—
Mortgage-Backed Securities	17,351,940	—	17,351,940	—
U.S. Government Obligations	4,671,211	—	4,671,211	—
Asset-Backed Securities	455,830	—	455,830	—
Municipal Bond	103,700	—	103,700	—
Purchased Options	61,246	1,872	59,374	—
Short-Term Investments:
Sovereign Bonds	5,905,304	—	5,905,304	—
Time Deposits	3,645,504	—	3,645,504	—
U.S. Government Obligation	1,160,968	—	1,160,968	—

Total Investments, at Value	$180,399,235	$1,872	$180,397,363	$—

Other Financial Instruments — Assets
Futures Contracts	$89,491	$89,491	$—	$—
Forward Foreign Currency Contracts	536,788	—	536,788	—
OTC Total Return Swaps	563,783	—	563,783	—
OTC Interest Rate Swaps	19,421	—	19,421	—
Centrally Cleared Interest Rate Swaps	1,545,301	—	1,545,301	—
OTC Credit Default Swaps	98,148	—	98,148	—
Centrally Cleared Credit Default Swaps	179,568	—	179,568	—
OTC Cross-Currency Swap	79,519	—	79,519	—

Total Other Financial Instruments — Assets	$3,112,019	$89,491	$3,022,528	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(276,373)	$(8,600)	$(267,773)	$—
Reverse Repurchase Agreement	(187,000)	—	(187,000)	—
Forward Sale Commitments	(30,231,035)	—	(30,231,035)	—
Futures Contracts	(1,718,330)	(1,718,330)	—	—
Forward Foreign Currency Contracts	(439,589)	—	(439,589)	—
OTC Interest Rate Swap	(1,023)	—	(1,023)	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Centrally Cleared Interest Rate Swaps	$(2,956,015)	$—	$(2,956,015)	$—
Centrally Cleared Inflation Rate Swaps	(145,179)	—	(145,179)	—
OTC Credit Default Swap	(1,588)	—	(1,588)	—
Centrally Cleared Credit Default Swaps	(211,516)	—	(211,516)	—

Total Other Financial Instruments — Liabilities	$(36,167,648)	$(1,726,930)	$(34,440,718)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$86,346,147	$—	$86,346,147	$—
Closed End Mutual Fund Security:
United States	2,344,576	2,344,576	—	—
Short-Term Investments:
Time Deposits	1,540,773	—	1,540,773	—

Total Investments, at Value	$90,231,496	$2,344,576	$87,886,920	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(18,382)	$(18,382)	$—	$—

Total Other Financial Instruments — Liabilities	$(18,382)	$(18,382)	$—	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$141,693,019	$—	$141,693,019	$—
Sovereign Bonds	16,374,009	—	16,374,009	—
Collateralized Mortgage Obligations	12,689,880	—	12,689,880	—
Corporate Bonds & Notes	7,021,529	—	7,021,529	—
Mortgage-Backed Securities	5,612,272	—	5,612,272	—
Purchased Options	496,304	—	496,304	—
Short-Term Investments:
Time Deposits	665,973	—	665,973	—

Total Investments, at Value	$184,552,986	$—	$184,552,986	$—

Other Financial Instruments — Assets
Futures Contracts	$149,459	$149,459	$—	$—
Forward Foreign Currency Contracts	278,636	—	278,636	—
Centrally Cleared Interest Rate Swaps	170,819	—	170,819	—
Centrally Cleared Inflation Rate Swaps	1,743,094	—	1,743,094	—
Centrally Cleared Credit Default Swap	1,496	—	1,496	—

Total Other Financial Instruments — Assets	$2,343,504	$149,459	$2,194,045	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(712,747)	$—	$(712,747)	$—
Reverse Repurchase Agreements	(38,152,465)	—	(38,152,465)	—
Futures Contracts	(263,549)	(263,549)	—	—
Forward Foreign Currency Contracts	(109,642)	—	(109,642)	—
Centrally Cleared Interest Rate Swaps	(13,677)	—	(13,677)	—
Centrally Cleared Inflation Rate Swaps	(2,576,013)	—	(2,576,013)	—

Total Other Financial Instruments — Liabilities	$(41,828,093)	$(263,549)	$(41,564,544)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$234,364,385	$—	$234,364,385	$—
Collateralized Mortgage Obligations	165,748,902	—	165,748,902	—
U.S. Government Agencies & Obligations	129,325,850	—	129,325,850	—
Asset-Backed Securities	24,421,115	—	24,421,115	—
Sovereign Bonds	15,355,854	—	15,355,854	—
Mortgage-Backed Securities	1,239,530	—	1,239,530	—
Certificate of Deposit	1,023,331	—	1,023,331	—
Short-Term Investments:
Commercial Papers	4,197,861	—	4,197,861	—
Corporate Bond	4,300,000	—	4,300,000	—
Time Deposits	8,764,111	—	8,764,111	—
U.S. Government Obligations	399,745,667	—	399,745,667	—

Total Investments, at Value	$988,486,606	$—	$988,486,606	$—

Other Financial Instruments — Assets
Futures Contract	$343,972	$343,972	$—	$—
Forward Foreign Currency Contracts	657,547	—	657,547	—
Centrally Cleared Credit Default Swap	314,110	—	314,110	—

Total Other Financial Instruments — Assets	$1,315,629	$343,972	$971,657	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(1,349,662)	$(1,349,662)	$—	$—
Forward Foreign Currency Contracts	(2,110,503)	—	(2,110,503)	—

Total Other Financial Instruments — Liabilities	$(3,460,165)	$(1,349,662)	$(2,110,503)	$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities
United States	$144,000,830	$144,000,830	$—	$—

Total Investments, at Value	$144,000,830	$144,000,830	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Notes to Financial Statements

(unaudited) (continued)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2021 through February 28, 2022:

	Total		Asset- Backed Securities	Collateralized Mortgage Obligations	Common Stocks		Preferred Stocks	Corporate Bonds & Notes		Senior Loans
Small-Mid Cap Equity Fund
Balance as of August 31, 2021	$—	*	$—	$—	$—	*	$—	$—		$—
Total realized gain (loss)	11		—	—	11		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—	—		—	—		—
Purchases	—		—	—	—		—	—		—
(Sales)	(11)		—	—	(11)		—	—		—
Transfers in	—		—	—	—		—	—		—
(Transfers out)	—		—	—	—		—	—		—

Balance as of February 28, 2022	$—	*	$—	$—	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$—		$—	$—	$—		—	$—		$—

Emerging Markets Equity Fund
Balance as of August 31, 2021	$19	*	$—	$—	$19	*	$—	$—		$—
Total realized gain (loss)	1,403,035		—	—	1,403,035		—	—		—
Change in unrealized appreciation (depreciation)	(7,778,296)		—	—	(7,725,687)		(52,609)	—		—
Purchases	950,045		—	—	925,301		24,744	—		—
(Sales)	(2,304,526)		—	—	(2,304,526)		—	—		—
Transfers in	8,743,171		—	—	8,701,821		41,350	—		—
(Transfers out)	—		—	—	—		—	—		—

Balance as of February 28, 2022	1,013,448	*	$—	$—	$999,963	*	$13,485	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$(7,778,296)		$—	$—	$(7,725,687)		$(52,609)	$—		$—

Core Fixed Income Fund
Balance as of August 31, 2021	$—	*	$—	$—	$—		$—	$—	*	$—
Total realized gain (loss)	—		—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—	—		—	—		—
Purchases	—		—	—	—		—	—		—
(Sales)	—		—	—	—		—	—		—
Transfers in	—		—	—	—		—	—		—
(Transfers out)	—		—	—	—		—	—		—

Balance as of February 28, 2022	$—	*	$—	$—	$—		$—	$—	*	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$—		$—	$—	$—		$—	$—		$—

Notes to Financial Statements

(unaudited) (continued)

	Total	Asset-Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Preferred Stocks	Corporate Bonds & Notes	Senior Loans

High Yield Fund
Balance as of August 31, 2021	$322,753	$—	$—	$—	$—	$—	$322,753
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(12,814)	—	—	—	—	—	(12,814)
Purchases	21,161	—	—	—	—	—	21,161
(Sales)	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—
(Transfers out)	(331,100)	—	—	—	—	—	(331,100)

Balance as of February 28, 2022	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$—	$—	$—	$—	$—	$—	$—

International Fixed Income Fund
Balance as of August 31, 2021	$1,342,080	$—	$1,342,080	$—	$—	$—	$—
Total realized gain (loss)	(7,461)	—	(7,461)	—	—	—	—
Change in unrealized appreciation (depreciation)	(6,732)	—	(6,732)	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	(1,238,628)	—	(1,238,628)	—	—	—	—
Transfers in	—	—	—	—	—	—	—
(Transfers out)	(89,259)	—	(89,259)	—	—	—	—

Balance as of February 28, 2022	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$—	$—	$—	$—	$—	$—	$—

Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2021	$1,499,654	$299,716	$1,199,938	$—	$—	$—	$—
Total realized gain (loss)	(206,969)	(113,193)	(93,776)	—	—	—	—
Change in unrealized appreciation (depreciation)	(23,524)	(2,688)	(20,836)	—	—	—	—
Purchases	745,278	745,278	—	—	—	—	—
(Sales)	—	—	—	—	—	—	—
Transfers in	—	—	—	—	—	—	—
(Transfers out)	(2,014,439)	(929,113)	(1,085,326)	—	—	—	—

Balance as of February 28, 2022	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$—	$—	$—	$—	$—	$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

Notes to Financial Statements

(unaudited) (continued)

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Notes to Financial Statements

(unaudited) (continued)

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Financial Statements

(unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central

Notes to Financial Statements

(unaudited) (continued)

clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2022:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$804,809	$804,809

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,418,401	$1,418,401

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(1,824,519)	$(1,824,519)

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$70,096	$70,096

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(100,350)	$(100,350)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(107,324)	$(107,324)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$42,208	$42,208

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$110,135	$110,135

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(57,060)	$(57,060)

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$75,532	$75,532

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(62,517)	$(62,517)
Forward foreign currency contracts	—	843	—	—	843

	$—	$843	$—	$(62,517)	$(61,674)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(86,162)	$(86,162)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$866,533	$—	$—	$—	$866,533
Unrealized appreciation on open futures contracts (b)	1,813,698	—	—	—	1,813,698
Unrealized appreciation on forward foreign currency contracts (c)	—	770,715	—	—	770,715
Unrealized appreciation on centrally cleared swaps (f)	1,745,153	—	31,154	—	1,776,307

	$4,425,384	$770,715	$31,154	$—	$5,227,253

Liability derivatives
Options contracts written outstanding (a)	$1,754,092	$—	$—	$—	$1,754,092
Unrealized depreciation on open futures contracts (b)	3,320,829	—	—	—	3,320,829
Unrealized depreciation on forward foreign currency contracts (a)	—	1,708,514	—	—	1,708,514
Unrealized depreciation on centrally cleared swaps (f)	367,715	—	—	—	367,715
Unrealized depreciation on OTC swaps (a)	280,135	—	—	—	280,135

	$5,722,771	$1,708,514	$—	$—	$7,431,285

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(582,383)	$(18,378)	$—	$—	$(600,761)
Futures contracts	(3,918,433)	—	—	—	(3,918,433)
Options contracts written	744,195	—	—	—	744,195
Swap contracts	2,880,497	—	(22,005)	—	2,858,492
Forward foreign currency contracts	—	(333,935)	—	—	(333,935)

	$(876,124)	$(352,313)	$(22,005)	$—	$(1,250,442)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$242,418	$(12,938)	$—	$—	$229,480
Futures contracts	(1,276,784)	—	—	—	(1,276,784)
Options contracts written	(357,469)	—	—	—	(357,469)
Swap contracts	(414,554)	—	31,154	—	(383,400)
Forward foreign currency contracts	—	(955,462)	—	—	(955,462)

	$(1,806,389)	$(968,400)	$31,154	$—	$(2,743,635)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$55,675	$5,571	$—	$—	$61,246
Unrealized appreciation on open futures contracts (b)	89,491	—	—	—	89,491
Unrealized appreciation on forward foreign currency contracts (c)	—	536,788	—	—	536,788
Unrealized appreciation on centrally cleared swaps (f)	1,545,301	—	179,568	—	1,724,869
Unrealized appreciation on OTC swaps (c)	583,204	79,519	98,148	—	760,871

	$2,273,671	$621,878	$277,716	$—	$3,173,265

Liability derivatives
Options contracts written outstanding (a)	$233,536	$3,919	$38,918	$—	$276,373
Unrealized depreciation on open futures contracts (b)	1,718,330	—	—	—	1,718,330
Unrealized depreciation on forward foreign currency contracts (a)	—	439,589	—	—	439,589
Unrealized depreciation on centrally cleared swaps (f)	3,101,194	—	211,516	—	3,312,710
Unrealized depreciation on OTC swaps (a)	1,023	—	1,588	—	2,611

	$5,054,083	$443,508	$252,022	$—	$5,749,613

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(31,981)	$—	$—	$—	$(31,981)
Futures contracts	574,205	—	—	—	574,205
Options contracts written	206,394	11,039	34,519	—	251,952
Swap contracts	(242,096)	—	(67,822)	(414,119)	(724,037)
Forward foreign currency contracts	—	3,545,924	—	—	3,545,924

	$506,522	$3,556,963	$(33,303)	$(414,119)	$3,616,063

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$46,411	$2,029	$—	$—	$48,440
Futures contracts	(1,645,478)	—	—	—	(1,645,478)
Options contracts written	(167,246)	5,725	(19,071)	—	(180,592)
Swap contracts	(446,837)	(19,075)	12,304	—	(453,608)
Forward foreign currency contracts	—	(384,300)	—	—	(384,300)

	$(2,213,150)	$(395,621)	$(6,767)	$—	$(2,615,538)

Municipal Bond Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$18,382	$—	$—	$—	$18,382

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$91,990	$—	$—	$—	$91,990

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(18,234)	$—	$—	$—	$(18,234)

Notes to Financial Statements

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$496,304	$—	$—	$—	$496,304
Unrealized appreciation on open futures contracts (b)	149,459	—	—	—	149,459
Unrealized appreciation on forward foreign currency contracts (c)	—	278,636	—	—	278,636
Unrealized appreciation on centrally cleared swaps (f)	1,913,913	—	1,496	—	1,915,409

	$2,559,676	$278,636	$1,496	$—	$2,839,808

Liability derivatives
Options contracts written outstanding (a)	$700,979	$—	$11,768	$—	$712,747
Unrealized depreciation on open futures contracts (b)	263,549	—	—	—	263,549
Unrealized depreciation on forward foreign currency contracts (a)	—	109,642	—	—	109,642
Unrealized depreciation on centrally cleared swaps (f)	2,589,690	—	—	—	2,589,690

	$3,554,218	$109,642	$11,768	$—	$3,675,628

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(443)	$—	$—	$—	$(443)
Futures contracts	419,677	—	—	—	419,677
Options contracts written	10,758	—	12,535	—	23,293
Swap contracts	(101,917)	—	508	—	(101,409)
Forward foreign currency contracts	—	914,993	—	—	914,993

	$328,075	$914,993	$13,043	$—	$1,256,111

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$183,784	$—	$—	$—	$183,784
Futures contracts	10,357	—	—	—	10,357
Options contracts written	(408,582)	—	(4,535)	—	(413,117)
Swap contracts	(398,445)	—	(299)	—	(398,744)
Forward foreign currency contracts	—	(301)	—	—	(301)

	$(612,886)	$(301)	$(4,834)	$—	$(618,021)

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$343,972	$—	$—	$—	$343,972
Unrealized appreciation on forward foreign currency contracts (c)	—	657,547	—	—	657,547
Unrealized appreciation on centrally cleared swaps (f)	—	—	314,110	—	314,110

	$343,972	$657,547	$314,110	$—	$1,315,629

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$1,349,662	$—	$—	$—	$1,349,662
Unrealized depreciation on forward foreign currency contracts (a)	—	2,110,503	—	—	2,110,503

	$1,349,662	$2,110,503	$—	$—	$3,460,165

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2022:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$4,547,016	$—	$—	$—	$4,547,016
Swap contracts	(25,491)	—	(88,320)	—	(113,811)
Forward foreign currency contracts	—	3,758,788	—	—	3,758,788

	$4,521,525	$3,758,788	$(88,320)	$—	$8,191,993

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(800,312)	$—	$—	$—	$(800,312)
Swap contracts	—	—	342,649	—	342,649
Forward foreign currency contracts	—	(2,418,518)	—	—	(2,418,518)

	$(800,312)	$(2,418,518)	$342,649	$—	$(2,876,181)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 28, 2022 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$13,798,293

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,312,319

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,730,406

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,491,970
Forward foreign currency contracts	—	179,281	—	—

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$406,446	$14,804	$—	$—
Futures contracts	610,203,549	—	—	—
Option contracts written	665,947	—	—	—
Swap contracts	75,222,479		882,857	—
Forward foreign currency contracts	—	41,489,172	—	—

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$41,018	$1,130	$—	$—
Futures contracts	82,435,711	—	—	—
Option contracts written	177,085	11,262	15,559	—
Swap contracts	271,083,544	1,523,865	21,436,027	—
Forward foreign currency contracts	—	173,576,618	—	—

Municipal Bond Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$1,999,656	$—	$—	$—

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$288,054	$—	$—	$—
Futures contracts	82,885,964	—	—	—
Option contracts written	356,193	—	6,241	—
Swap contracts	64,336,325	—	100,000	—
Forward foreign currency contracts	—	40,325,250	—	—

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$384,757,048	$—	$—	$—
Swap contracts	—	—	36,614,286	—
Forward foreign currency contracts	—	205,752,753	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements

(unaudited) (continued)

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2022:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$14,683,173	$—	$(14,551,315)	$131,858
Small-Mid Cap Equity Fund	25,436,238	—	(25,436,238)	0
International Equity Fund	17,480,430	—	(17,480,430)	0
Emerging Markets Equity Fund	6,001,562	—	(6,001,562)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $14,551,315, $25,763,756, $13,330,809 and $5,969,908, respectively, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $67,944, $5,093,093 and $278,805, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements

(unaudited) (continued)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022:

	Remaining Contractual Maturity of the Agreements As of February 28, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$14,551,315	$—	$—	$—	$14,551,315

Total Borrowings	$14,551,315	$—	$—	$—	$14,551,315

Gross amount of recognized liabilities for securities lending transactions					$14,551,315

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$25,763,756	$—	$—	$—	$25,763,756

Total Borrowings	$25,763,756	$—	$—	$—	$25,763,756

Gross amount of recognized liabilities for securities lending transactions					$25,763,756

International Equity Fund
Securities Lending Transactions
Common Stocks	$13,330,809	$—	$—	$—	$13,330,809

Total Borrowings	$13,330,809	$—	$—	$—	$13,330,809

Gross amount of recognized liabilities for securities lending transactions					$13,330,809

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$5,969,908	$—	$—	$—	$5,969,908

Total Borrowings	$5,969,908	$—	$—	$—	$5,969,908

Gross amount of recognized liabilities for securities lending transactions					$5,969,908

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$187,000	$—	$—	$187,000

Total Borrowings	$—	$187,000	$—	$—	$187,000

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$187,000

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$38,152,465	$—	$—	$38,152,465

Total Borrowings	$—	$38,152,465	$—	$—	$38,152,465

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$38,152,465

Ultra-Short Term Fixed Income Fund
Sale-Buyback Transactions
U.S. Government Obligations	$—	$13,858,109	$—	$—	$13,858,109

Total Borrowings	$—	$13,858,109	$—	$—	$13,858,109

Gross amount of recognized liabilities for sale-buyback transactions					$13,858,109

Notes to Financial Statements

(unaudited) (continued)

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities

Notes to Financial Statements

(unaudited) (continued)

rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Transition Risk. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, Ice Benchmark Administrator (“IBA”) clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021 and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (which consists of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”), that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. The outbreak of the coronavirus (“COVID-19”) and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund’s investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund’s investments in impacted because of these factors for an extended period, the Fund’s investment results may be adversely affected.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia,

Notes to Financial Statements

(unaudited) (continued)

Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Notes to Financial Statements

(unaudited) (continued)

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of February 28, 2022:

Security	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized (Depreciation)
athenahealth Group Inc	$86,957	$86,526	$86,272	$(254)

Notes to Financial Statements

(unaudited) (continued)

(y) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended February 28, 2022, the Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at February 28, 2022, an average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the period ended February 28, 2022, were as following:

	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for investments purchased	$—	$13,858,109
Average amount borrowed	5,360,712	13,061,869
Interest expense	1,370	(2,670)
Weighted average interest rate	0.05%	(0.04)%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

As of February 28, 2022, the Inflation-Linked Fixed Income Fund participated in buy-saleback transactions. The receivable for investments sold related to buy-saleback transactions at the period end, an average amount loaned, received interest income and a weighted average interest rate related to buy-saleback transactions outstanding during the period ended February 28, 2022, were as following:

Inflation-Linked Fixed Income Fund
Receivable for investments sold	$—
Average amount loaned	109,606
Interest income	103
Weighted average interest rate	(0.02)%

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

(z) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a

Notes to Financial Statements

(unaudited) (continued)

minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2022 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2022 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2022.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2022:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$770,715		$1,708,514
Option contracts	47,165	(b)	—
Swap contracts	—		280,135

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$817,880		$1,988,649

International Fixed Income Fund:
Forward foreign currency contracts	$536,788		$439,589
Option contracts	61,246	(b)	276,373
Swap contracts	760,871		2,611

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,358,905		$718,573

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$278,636		$109,642
Option contracts	496,304	(b)	712,747

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$774,940		$822,389

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$657,547		$2,110,503

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$657,547		$2,110,503

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

Notes to Financial Statements

(unaudited) (continued)

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2022.

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$47,165	$—	$—	$47,165
Citigroup Global Markets Inc.	770,715	(770,715)	—	0

Total Over-the-counter derivative instruments	$817,880	$(770,715)	$—	$47,165

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$1,988,649	$(770,715)	$—	$1,217,934

Total Over-the-counter derivative instruments	1,988,649	$(770,715)	$—	$1,217,934

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$218,030	$(157,410)	$(20,000)	$40,620
Barclays Bank PLC	37,566	(37,566)	—	0
BNP Paribas SA	383,818	(94,388)	(260,000)	29,430
Deutsche Bank AG	13,212	(13,212)	—	0
Goldman Sachs & Co.	544,348	(155,802)	(260,000)	128,546
HSBC Bank USA	28,379	(28,379)	—	0
JPMorgan Chase & Co.	56,103	(56,103)	—	0
Societe Generale SA	8,557	—	—	8,557
Standard Chartered Bank	68,892	(68,892)	—	0

Total Over-the-counter derivative instruments	$1,358,905	$(611,752)	$(540,000)	$207,153

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$157,410	$(157,410)	$—	$0
Barclays Bank PLC	91,126	(37,566)	—	53,560
BNP Paribas SA	94,388	(94,388)	—	0
Deutsche Bank AG	40,088	(13,212)	—	26,876
Goldman Sachs & Co.	155,802	(155,802)	—	0
HSBC Bank USA	37,159	(28,379)	—	8,780
JPMorgan Chase & Co.	60,388	(56,103)	—	4,285
Standard Chartered Bank	76,763	(68,892)	—	7,871
UBS Securities LLC	5,449	—	—	5,449

Total Over-the-counter derivative instruments	$718,573	$(611,752)	$—	$106,821

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$80,216	$(80,216)	$—	$0
BNP Paribas SA	309,682	(309,682)	—	0
Deutsche Bank AG	75,255	(75,255)	—	0
HSBC Bank USA	110,508	(28,108)	(82,400)	0
JPMorgan Chase & Co.	76,480	(76,480)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	107,623	(36,400)	—	71,223
Standard Chartered Bank	15,176	(13,675)	—	1,501

Total Over-the-counter derivative instruments	$774,940	$(619,816)	$(82,400)	$72,724

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$118,128	$(80,216)	$—	$37,912
BNP Paribas SA	455,611	(309,682)	—	145,929
Deutsche Bank AG	91,371	(75,255)	—	16,116
HSBC Bank USA	28,108	(28,108)	—	0
JPMorgan Chase & Co.	79,096	(76,480)	—	2,616
Merrill Lynch, Pierce, Fenner & Smith Inc.	36,400	(36,400)	—	0
Standard Chartered Bank	13,675	(13,675)	—	0

Total Over-the-counter derivative instruments	$822,389	$(619,816)	$—	$202,573

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$546	$(546)	$—	$0
HSBC Bank USA	3,791	(3,791)	—	0
JPMorgan Chase & Co.	449,527	(449,527)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	165,873	(159,452)	(6,421)	0
Standard Chartered Bank	37,810	(37,810)	—	0

Total Over-the-counter derivative instruments	$657,547	$(651,126)	$(6,421)	$0

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$801,898	$(546)	$—	$801,352
Deutsche Bank AG	607,738	—	—	607,738
HSBC Bank USA	4,566	(3,791)	—	775
JPMorgan Chase & Co.	459,704	(449,527)	—	10,177
Merrill Lynch, Pierce, Fenner & Smith Inc.	159,452	(159,452)	—	0
Standard Chartered Bank	77,145	(37,810)	—	39,335

Total Over-the-counter derivative instruments	$2,110,503	$(651,126)	$—	$1,459,377

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. This fee waiver and/or reimbursement will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

Notes to Financial Statements

(unaudited) (continued)

In addition, for Alternative Strategies Fund, CGAS and its affiliates agrees to waive fees and reimburse expenses in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by the Adviser and to keep the Fund’s total operating costs from exceeding 0.70% (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2022 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.27%	0.20%	0.80%
International Equity Fund	0.32%	0.20%	0.70%
Emerging Markets Equity Fund	0.37%	0.20%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2022, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$2,106,866
Small-Mid Cap Equity Fund	1,038,179
International Equity Fund	1,257,343
Emerging Markets Equity Fund	901,641
Core Fixed Income Fund	160,797
High Yield Fund	194,132
International Fixed Income Fund	44,400
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	35,988
Ultra-Short Term Fixed Income Fund	147,088
Alternative Strategies Fund	650,852

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

Notes to Financial Statements

(unaudited) (continued)

For the period ended February 28, 2022, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$3,559
Small-Mid Cap Equity Fund	1,393
International Equity Fund	—
Emerging Markets Equity Fund	2,608
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 28, 2022, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 28, 2022
Morgan Stanley	$3,824,540	$279,356	$(616,397)	$469,100	$(934,231)	$47,144	$3,022,368

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of February 28, 2022
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$533,514	$—	$—	$—	$(20,431)	$10,097	$513,083
Series 2016-C28, Class A3, 3.272% due 1/15/49	632,966	—	(59,477)	(3,578)	(26,538)	699	543,373
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 2A, 3.000% due 7/26/48	204,031	—	(202,238)	(126)	(1,667)	9,262	—

Total	$1,370,511	$—	$(261,715)	$(3,704)	$(48,636)	$20,058	$1,056,456

Notes to Financial Statements

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Depreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 28, 2022
Morgan Stanley ABS Capital I Inc. Trust,
Series 2004-HE4, Class M1, 1.087% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$508,348	$—	$(38,237)	$163	$(2,766)	$116	$2,469	$467,624

3. Investments

During the period ended February 28, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$257,649,584	$392,059,612	$—	$—
Small-Mid Cap Equity Fund	137,839,725	162,280,409	—	—
International Equity Fund	311,327,512	283,672,325	—	—
Emerging Markets Fund	82,941,872	44,752,706	—	—
Core Fixed Income Fund	132,823,258	72,185,324	1,355,837,217	1,315,728,406
High Yield Fund	47,607,689	58,682,541	—	—
International Fixed Income Fund	42,156,514	19,558,556	242,728,341	242,987,662
Municipal Bond Fund	13,963,244	7,178,212	—	—
Inflation-Linked Fixed Income Fund	5,589,092	7,228,347	52,837,168	58,384,687
Ultra-Short Term Fixed Income Fund	172,551,962	79,529,487	244,344,972	215,893,464
Alternative Strategies Fund	33,783,496	—	—	—

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 28, 2022 have been disclosed under respective schedules of investments.

4. Shares of Beneficial Interest

At February 28, 2022, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2022, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2022	Year Ended August 31, 2021
Large Cap Equity Fund
Shares sold	13,277,862	16,388,468
Shares issued on reinvestment	8,645,037	2,732,361
Shares repurchased	(17,774,485)	(26,014,243)

Net Increase (Decrease)	4,148,414	(6,893,414)

Small-Mid Cap Equity Fund
Shares sold	8,798,233	6,299,496
Shares issued on reinvestment	6,195,990	1,453,513
Shares repurchased	(9,758,974)	(14,375,989)

Net Increase (Decrease)	5,235,249	(6,622,980)

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2022	Year Ended August 31, 2021
International Equity Fund
Shares sold	20,777,445	20,885,682
Shares issued on reinvestment	8,542,341	1,776,742
Shares repurchased	(18,274,378)	(31,102,796)

Net Increase (Decrease)	11,045,408	(8,440,372)

Emerging Markets Equity Fund
Shares sold	7,607,082	7,814,946
Shares issued on reinvestment	1,444,043	727,361
Shares repurchased	(4,966,677)	(13,644,516)

Net Increase (Decrease)	4,084,448	(5,102,209)

Core Fixed Income Fund
Shares sold	27,430,700	75,404,820
Shares issued on reinvestment	2,268,616	6,196,598
Shares repurchased	(18,419,417)	(37,036,082)

Net Increase	11,279,899	44,565,336

High Yield Fund
Shares sold	7,429,658	26,167,624
Shares issued on reinvestment	1,267,135	3,691,543
Shares repurchased	(12,517,067)	(50,925,415)

Net Decrease	(3,820,274)	(21,066,248)

International Fixed Income Fund
Shares sold	5,189,768	7,584,914
Shares issued on reinvestment	551,579	121,411
Shares repurchased	(2,943,868)	(5,355,761)

Net Increase	2,797,479	2,350,564

Municipal Bond Fund
Shares sold	1,432,230	4,448,064
Shares issued on reinvestment	108,237	177,244
Shares repurchased	(1,230,221)	(2,316,494)

Net Increase	310,246	2,308,814

Inflation-Linked Fixed Income Fund
Shares sold	1,719,538	6,226,990
Shares issued on reinvestment	847,724	734,246
Shares repurchased	(2,105,983)	(7,669,850)

Net Increase (Decrease)	461,279	(708,614)

Ultra-Short Term Fixed Income Fund
Shares sold	20,032,806	19,830,490
Shares issued on reinvestment	344,375	667,516
Shares repurchased	(6,458,644)	(15,665,398)

Net Increase	13,918,537	4,832,608

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2022	Year Ended August 31, 2021
Alternative Strategies Fund
Shares sold	4,198,288	8,057,159
Shares issued on reinvestment	85,188	46,431
Shares repurchased	(1,591,511)	(1,206,672)

Net Increase	2,691,965	6,896,918

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2021, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Market Equity Fund	Core Fixed Income Fund	High Yield Fund
Short-Term	$—	$—	$—	$—	$—	$—
Long-Term	—	—	—	—	—	10,557,028

	$—	$—	$—	$—	$—	$10,557,028

	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short-Term	$—	$—	$—	$10,343,667	$—
Long-Term	—	—	—	119,683	—

	$—	$—	$—	$10,463,350	$—

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2022, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation Linked Fixed Income Fund
3/1/22 – 3/31/22	$0.013690	$0.019835	$0.014123	$0.094244

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

During the period covered by this semi-annual report, the Board did not consider for approval any Agreements.

****

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At the May 25-26, 2021 Meeting, the Trustees received a report from the Liquidity Risk Management Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on May 14, 2019. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

****

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s investment adviser, sub-advisers, distributor, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Wealth Management, serves as the investment adviser for each Fund. The Funds, except the Alternative Strategies Fund, employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust as of March 10, 2022, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Chairperson and Trustee	Since 2008 (Chair since 2021)	Managing Director, PFM Financial Advisors, LLC (Financial Advisory) (2016-December 2019); and formerly, President, A.C. Advisory, Inc. (Financial Advisory) (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004- present); and formerly, Director, Fort Dearborn Income Securities (2000-August 2016)

Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Trustee	Since 2007	Principal and Portfolio Manager, North American Management Corp. (Investment Advisory) (2013-present); and formerly, Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (Registered Investment Advisor) (1988-2013)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus,
Congressional Medal of
Honor Foundation
(2009-present); formerly
Treasurer (2009-2016);
and Chairman Emeritus,
America’s Warrior
Partnership (2017-
present), formerly,
Chairman (2013-2016)
and Director (2013-
					2017)

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Vice Chair and Trustee	Since 2013 (Vice Chair since 2021)	Founder and Chief Executive Officer Emeritus, Channing Capital Management, LLC (Investment Management) (2017-December 2019); and formerly, Chief Executive Officer, Channing Capital Management, LLC (2004-2017)	11	Trustee and Chairman, FlexShares Funds (2011- present); Trustee, The Art Institute of Chicago (2001-present); and Director, Urban Gateways (1995-present)

Teresa S. Westbrook 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1959	Trustee	Since 2020	CPA/ Partner, Deloitte & Touche LLP (1999-2015)	11	None

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of IAR/GIMA, Morgan Stanley (2011-present); Head of Wealth Advisory Solutions, Morgan Stanley (March 2017-present); and formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 29th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017); Deputy Chief Compliance Officer, Emerging Global Advisors (2014-2015); Chief Compliance Officer, EGA Emerging Global Shares Trust (2014-2015); and Chief Compliance Officer, EGA Frontier Diversified Core Fund (2014-2015)

Sara Cetron Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); and formerly Platform Management, Managed Solutions, Barclays Capital Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015- May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); Head of Portfolio Operations-WMIR, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); and formerly Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015)

Zachary Apoian Morgan Stanley 522 Fifth Avenue, New York, NY 10036 Birth Year: 1979	Investment Officer	Since May 2019	Executive Director, Morgan Stanley Wealth Management (2019-present); formerly, Private Wealth Advisor, Morgan Stanley Wealth Management (2017-2019); and Executive Director, Morgan Stanley Wealth Management (2014-2017)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Brian Mulley Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Sukru Saman Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present)

James Totino Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (2018-present); and formerly Investment Officer, Morgan Stanley (2011-2018)

Allison Menkes Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1979	Anti-Money Laundering (“AML”) Compliance Officer	Since March 2022	Senior Financial Crimes Advisor for Wealth Management within Global Financial Crimes (GFC). Ms. Menkes leads the Wealth Management Financial Crimes Advisory team covering MSSB, E*Trade and MSWC (2022 to present); She was a Cybercrimes Special Counsel with the IRS Office of Chief Counsel (2008-2021); Assistant General Counsel for AML and Investigations at Citigroup and a lawyer in private practice (2015-2018)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Head of Consulting Group and Graystone Consulting (2018-present); Managing Director, Director of Consulting Group and Practice Management (2016-2018); Managing Director, Vice Chairman of Wealth Management (2015); and Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015)

Steven Ross Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary Legal Administration Practice of Fund Administration, BBH&Co. (2005-present); Secretary, BBH Trust (2009-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds provide a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the funds’ second and fourth quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (“SEC”) on Form N-CSRS and Form N-CSR, respectively. These reports are available on its public website. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters as an attachment to Form N-Port. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the funds’ first and third quarters available on its public website. You may obtain the Form N-PORT filings by accessing the SEC’s website, www.sec.gov. For additional information, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/wealth-investmentsolutions/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2022 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable. This item is only required in an annual report on Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a)  under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	November 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	May , 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:	May , 2022

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:	May , 2022